    As filed with the Securities and Exchange Commission on April 10, 2002.

                                                               File No. 33-63731

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                       POST-EFFECTIVE AMENDMENT NO. 14 TO
                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.   Exact name of trust: ICMG Registered Variable Life Separate Account One

B.   Name of depositor: Hartford Life and Annuity Insurance Company

C.   Complete address of depositor's principal executive offices:

                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999

D.   Name and complete address of agent for service:

                            MARIANNE O'DOHERTY, ESQ.
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999

             It is proposed that this filing will become effective:

     ___  immediately upon filing pursuant to paragraph (b) of Rule 485
     _X_  on May 1, 2002 pursuant to paragraph (b) of Rule 485
     ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___  on _________ pursuant to paragraph (a)(1) of Rule 485
     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.   Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

                         RECONCILIATION AND TIE BETWEEN
                           FORM N-8B-2 AND PROSPECTUS

ITEM NO. OF FORM N-8B-2              CAPTION IN PROSPECTUS
-----------------------              ---------------------
              1.                           Cover Page
              2.                           Cover Page
              3.                           Not Applicable
              4.                           Statement of Additional Information -
                                           Distribution of the Policies
              5.                           About Us - ICMG Registered Variable Life Separate
                                           Account One
              6.                           About Us - ICMG Registered Variable Life Separate
                                           Account One
              7.                           Not required by Form S-6
              8.                           Not required by Form S-6
              9.                           Legal Proceedings
              10.                          About Us - ICMG Registered Variable Life Separate
                                           Account One; The Funds
              11.                          About Us - ICMG Registered Variable Life Separate
                                           Account One; The Funds
              12.                          About Us - The Funds
              13.                          Fee Table;  Charges and Deductions
              14.                          Premiums
              15.                          Premiums
              16.                          Premiums
              17.                          Making Withdrawals From Your Policy
              18.                          About Us - The Funds; Charges and Deductions
              19.                          Your Policy - Contract Rights
              20.                          Not Applicable
              21.                          Loans
              22.                          Not Applicable
              23.                          Not Applicable
              24.                          Not Applicable
              25.                          About Us - Hartford Life and Annuity Insurance Company
              26.                          Not Applicable
              27.                          About Us - Hartford Life and Annuity Insurance Company
              28.                          Statement of Additional Information -
                                           General Information and History
              29.                          About Us - Hartford Life and Annuity
                                           Insurance Company
              30.                          Not Applicable
              31.                          Not Applicable
              32.                          Not Applicable

ITEM NO. OF FORM N-8B-2              CAPTION IN PROSPECTUS
-----------------------              ---------------------
              33.                          Not Applicable
              34.                          Not Applicable
              35.                          Statement of Additional Information -
                                           Distribution of the Policies
              36.                          Not required by Form S-6
              37.                          Not Applicable
              38.                          Statement of Additional Information -
                                           Distribution of the Policies
              39.                          Statement of Additional Information -
                                           Distribution of the Policies
              40.                          Not Applicable
              41.                          Statement of Additional Information -
                                           Distribution of the Policies
              42.                          Not Applicable
              43.                          Not Applicable
              44.                          Premiums
              45.                          Not Applicable
              46.                          Premiums; Making Withdrawals From Your Policy
              47.                          About Us - The Funds
              48.                          Cover Page; About Us - Hartford Life and Annuity
                                           Insurance Company
              49.                          Not Applicable
              50.                          About Us - ICMG Registered Variable Life Separate
                                           Account One
              51.                          Not Applicable
              52.                          About Us - The Funds
              53.                          Taxes
              54.                          Not Applicable
              55.                          Not Applicable
              56.                          Not Required by Form S-6
              57.                          Not Required by Form S-6
              58.                          Not Required by Form S-6
              59.                          Not Required by Form S-6

OMNISOURCE-REGISTERED TRADEMARK-
GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
100 CAMPUS DRIVE, SUITE 250
FLORHAM PARK, NJ 07932
TELEPHONE: (800) 854-3384                                     [LOGO]


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you enroll for coverage under the OmniSource-Registered Trademark- group flexible premium variable life insurance policy. Please read it carefully.

The OmniSource-Registered Trademark- group flexible premium variable life insurance policy is a contract issued by Hartford Life and Annuity Insurance Company to an employer, a trust sponsored by an employer or an employer sponsored program. We will issue you a certificate of insurance that describes your rights, benefits, obligations and options under the group policy, including your payment of premiums and our payment of a death benefit to your beneficiaries. Your certificate is:

x Flexible premium, because you have options when selecting the timing and amounts of your premium payments.

x Variable, because the value of your life insurance coverage may fluctuate with the performance of the underlying Portfolio(s).
--------------------------------------------------------------------------------

After you enroll, you allocate your payments to separate divisions of our separate account, known as Investment Divisions. The current Investment Divisions available are:



                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  Alger American Growth Investment Division                   Alger American Growth Portfolio of The Alger
                                                              American Fund
  Alger American Small Capitalization Investment Division     Alger American Small Capitalization Portfolio of
                                                              The Alger American Fund
  American Funds Global Growth Investment Division            Class 2 of the Global Growth Fund of American
                                                              Funds Insurance Series
  American Funds Global Small Capitalization Investment       Class 2 of the Global Small Capitalization Fund of
  Division                                                    American Funds Insurance Series
  American Funds Growth Investment Division                   Class 2 of the Growth Fund of American Funds
                                                              Insurance Series
  American Funds International Investment Division            Class 2 of the International Fund of American
                                                              Funds Insurance Series
  American Funds Asset Allocation Investment Division         Class 2 of the Asset Allocation Fund of American
                                                              Funds Insurance Series
  Fidelity Variable Insurance Products Equity-Income          Initial Class of the Equity-Income Portfolio of
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  the Fidelity Variable Insurance Products
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Fidelity Variable Insurance Products High Income            Initial Class of the High Income Portfolio of the
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  Fidelity Variable Insurance Products
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Fidelity Variable Insurance Products Overseas Investment    Initial Class of the Overseas Portfolio of the
  Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS    Fidelity Variable Insurance Products
  AND TRANSFER OF INVESTMENT VALUE)
  Fidelity Variable Insurance Products Asset Manager          Initial Class of the Asset Manager(SM) Portfolio
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  of the Fidelity Variable Insurance Products
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Franklin Small Cap Investment Division                      Class 2 of the Franklin Small Cap Fund of the
                                                              Franklin Templeton Variable Insurance Products
                                                              Trust
  Franklin Strategic Income Securities Investment Division    Class 1 of the Franklin Strategic Income
                                                              Securities Fund of the Franklin Templeton Variable
                                                              Insurance Products Trust


                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  Franklin Templeton Mutual Shares Securities Investment      Class 2 of the Mutual Shares Securities Fund of
  Division                                                    the Franklin Templeton Variable Insurance Products
                                                              Trust
  Templeton Growth Securities Investment Division             Class 2 of the Templeton Growth Securities Fund of
                                                              the Franklin Templeton Variable Insurance Products
                                                              Trust
  Templeton Foreign Securities Investment Division            Class 2 of the Templeton Foreign Securities Fund
                                                              of the Franklin Templeton Variable Insurance
                                                              Products Trust (formerly named "Templeton
                                                              International Securities Fund")
  Hartford Capital Appreciation Investment Division           Class IA of Hartford Capital Appreciation HLS Fund
  Hartford Stock Investment Division                          Class IA of Hartford Stock HLS Fund
  Hartford Advisers Investment Division                       Class IA of Hartford Advisers HLS Fund
  Hartford Bond Investment Division                           Class IA of Hartford Bond HLS Fund
  Hartford Money Market Investment Division                   Class IA of Hartford Money Market HLS Fund
  Janus Aspen Aggressive Growth Investment Division           Service Shares of the Aggressive Growth Portfolio
                                                              of the Janus Aspen Series
  Janus Aspen International Growth Investment Division        Service Shares of the International Growth
                                                              Portfolio of the Janus Aspen Series
  Janus Aspen Worldwide Growth Investment Division            Service Shares of the Worldwide Growth Portfolio
                                                              of the Janus Aspen Series
  Janus Aspen Balanced Investment Division                    Service Shares of the Balanced Portfolio of the
                                                              Janus Aspen Series
  Janus Aspen Flexible Income Investment Division             Service Shares of the Flexible Income Portfolio of
                                                              the Janus Aspen Series
  JPMorgan Bond Investment Division                           JPMorgan Bond Portfolio of the J.P. Morgan Series
                                                              Trust II
  JPMorgan International Opportunities Investment Division    JPMorgan International Opportunities Portfolio of
                                                              the J.P. Morgan Series Trust II
  JPMorgan Small Company Investment Division                  JPMorgan Small Company Portfolio of the
                                                              J.P. Morgan Series Trust II
  JPMorgan U.S. Disciplined Equity Investment Division        JPMorgan U.S. Disciplined Equity Portfolio of the
                                                              J.P. Morgan Series Trust II
  MFS Emerging Growth Investment Division                     Initial Class of the MFS-Registered Trademark-
                                                              Emerging Growth Series of the MFS-Registered
                                                              Trademark- Variable Insurance Trust-SM-
  MFS Capital Opportunities Investment Division               Initial Class of the MFS-Registered Trademark-
                                                              Capital Opportunities Series of the MFS-Registered
                                                              Trademark- Variable Insurance Trust-SM-
  MFS Investors Trust Investment Division                     Initial Class of the MFS-Registered Trademark-
                                                              Investors Trust Series of the MFS-Registered
                                                              Trademark-Variable Insurance Trust-SM-
  MFS New Discovery Investment Division                       Initial Class of the MFS-Registered Trademark- New
                                                              Discovery Series of the MFS-Registered Trademark-
                                                              Variable Insurance Trust-SM-
  MFS High Income Investment Division                         Initial Class of the MFS-Registered Trademark-
                                                              High Income Series of the MFS-Registered
                                                              Trademark-Variable Insurance Trust-SM-
  Morgan Stanley Emerging Markets Equity Investment Division  Emerging Markets Equity Portfolio of The Universal
                                                              Institutional Funds, Inc.
  Morgan Stanley Equity Growth Investment Division            Equity Growth Portfolio of The Universal
  (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND         Institutional Funds, Inc.
  TRANSFER OF INVESTMENT VALUE)


                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  Morgan Stanley Core Plus Fixed Income Investment Division   Core Plus Fixed Income Portfolio of The Universal
                                                              Institutional Funds, Inc. (formerly named "Fixed
                                                              Income Portfolio")
  Morgan Stanley Global Value Equity Investment Division      Global Value Equity Portfolio of The Universal
  (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND         Institutional Funds, Inc.
  TRANSFER OF INVESTMENT VALUE)
  Morgan Stanley High Yield Investment Division               High Yield Portfolio of The Universal
                                                              Institutional Funds, Inc.
  Morgan Stanley Mid Cap Growth Investment Division           Mid Cap Growth Portfolio of The Universal
                                                              Institutional Funds, Inc.
  Morgan Stanley Technology Investment Division               Technology Portfolio of The Universal
                                                              Institutional Funds, Inc.
  Morgan Stanley Value Investment Division (EFFECTIVE         Value Portfolio of The Universal Institutional
  JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFER OF        Funds, Inc.
  INVESTMENT VALUE)
  Neuberger Berman Advisers Management Trust Balanced         Balanced Portfolio of the Neuberger Berman
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  Advisers Management Trust
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Neuberger Berman Advisers Management Trust Limited          Limited Maturity Bond Portfolio of the Neuberger
  Maturity Bond Investment Division (EFFECTIVE JULY 5, 2000,  Berman Advisers Management Trust
  CLOSED TO NEW PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Neuberger Berman Advisers Management Trust Partners         Partners Portfolio of Neuberger Berman Advisers
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  Management Trust
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Scudder VIT EAFE-Registered Trademark- Equity Index         EAFE-Registered Trademark- Equity Index Fund of
  Investment Division                                         the Scudder VIT Funds (formerly named "Deutsche
                                                              Asset Management VIT Funds")
  Scudder VIT Equity 500 Index Investment Division            Equity 500 Index Fund of the Scudder VIT Funds
                                                              (formerly named "Deutsche Asset Management VIT
                                                              Funds")
  Scudder VIT Small Cap Index Investment Division             Small Cap Index Fund of the Scudder VIT Funds
                                                              (formerly named "Deutsche Asset Management VIT
                                                              Funds")


If you decide to enroll for coverage under this group life insurance policy, you should keep this Prospectus for your records.

The Hartford prospectus included in this OmniSource-Registered Trademark-Prospectus contains information relating to all of the Funds they offer. Not all of the Funds in the Hartford prospectus are available to you. Please review this OmniSource-Registered Trademark- product prospectus for details regarding available Funds.

Although we file this Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2002

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     7
----------------------------------------------------------------------
  Benefits of Your Policy                                         7
----------------------------------------------------------------------
  What Does Your Premium Pay For?                                 7
----------------------------------------------------------------------
  Risks of Your Policy                                            7
----------------------------------------------------------------------
FEE TABLES                                                        8
----------------------------------------------------------------------
ABOUT US                                                         13
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                    13
----------------------------------------------------------------------
  ICMG Registered Variable Life Separate Account One             13
----------------------------------------------------------------------
  The Funds                                                      13
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           16
----------------------------------------------------------------------
  Deductions from Premium                                        16
----------------------------------------------------------------------
  Deductions from Investment Value                               16
----------------------------------------------------------------------
YOUR CERTIFICATE                                                 17
----------------------------------------------------------------------
  Ownership Rights                                               17
----------------------------------------------------------------------
  Beneficiary                                                    17
----------------------------------------------------------------------
  Assignment                                                     17
----------------------------------------------------------------------
  Statements                                                     18
----------------------------------------------------------------------
  Issuance of Your Certificate                                   18
----------------------------------------------------------------------
  Right to Examine the Certificate                               18
----------------------------------------------------------------------
PREMIUMS                                                         18
----------------------------------------------------------------------
  Premium Payment Flexibility                                    18
----------------------------------------------------------------------
  Allocation of Premium Payments                                 18
----------------------------------------------------------------------
  Accumulation Units                                             19
----------------------------------------------------------------------
  Accumulation Unit Values                                       19
----------------------------------------------------------------------
  Premium Limitation                                             19
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 19
----------------------------------------------------------------------
  Values Under the Certificate                                   19
----------------------------------------------------------------------
  Death Benefits                                                 19
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM THE CERTIFICATE                          21
----------------------------------------------------------------------
  Surrender                                                      21
----------------------------------------------------------------------
  Partial Withdrawals                                            21
----------------------------------------------------------------------
TRANSFERS AMONG INVESTMENT DIVISIONS                             22
----------------------------------------------------------------------
  Amount and Frequency of Transfers                              22
----------------------------------------------------------------------
  Transfers to or from Investment Divisions                      22
----------------------------------------------------------------------
  Asset Rebalancing                                              22
----------------------------------------------------------------------
  Dollar Cost Averaging                                          22
----------------------------------------------------------------------
  Processing of Transactions                                     23
----------------------------------------------------------------------
LOANS                                                            23
----------------------------------------------------------------------
  Loan Interest                                                  23
----------------------------------------------------------------------
  Credited Interest                                              23
----------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------


                                                                PAGE
----------------------------------------------------------------------
  Loan Repayments                                                23
----------------------------------------------------------------------
  Termination Due to Excessive Debt                              23
----------------------------------------------------------------------
  Effect of Loans on Investment Value                            23
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          23
----------------------------------------------------------------------
  Lapse and Grace Period                                         23
----------------------------------------------------------------------
  Reinstatement                                                  24
----------------------------------------------------------------------
TERMINATION OF POLICY                                            24
----------------------------------------------------------------------
CONTRACT LIMITATIONS                                             24
----------------------------------------------------------------------
  Partial Withdrawals                                            24
----------------------------------------------------------------------
  Transfers of Account Value                                     24
----------------------------------------------------------------------
  Face Amount Increases or Decreases                             24
----------------------------------------------------------------------
  Valuation of Payments and Transfers                            24
----------------------------------------------------------------------
  Deferral of Payments                                           24
----------------------------------------------------------------------
CHANGES TO CONTRACT OR SEPARATE ACCOUNT                          25
----------------------------------------------------------------------
  Modification of Policy                                         25
----------------------------------------------------------------------
  Substitution of Funds                                          25
----------------------------------------------------------------------
  Change in Operation of the Separate Account                    25
----------------------------------------------------------------------
  Separate Account Taxes                                         25
----------------------------------------------------------------------
SUPPLEMENTAL BENEFITS                                            25
----------------------------------------------------------------------
  Maturity Date Extension Rider                                  25
----------------------------------------------------------------------
OTHER MATTERS                                                    25
----------------------------------------------------------------------
  Reduced Charges for Eligible Groups                            25
----------------------------------------------------------------------
  Our Rights                                                     25
----------------------------------------------------------------------
  Limit on Right to Contest                                      26
----------------------------------------------------------------------
  Misstatement as to Age or Sex                                  26
----------------------------------------------------------------------
  Assignment                                                     26
----------------------------------------------------------------------
  Dividends                                                      26
----------------------------------------------------------------------
TAXES                                                            26
----------------------------------------------------------------------
  General                                                        26
----------------------------------------------------------------------
  Taxation of Hartford and the Separate Account                  26
----------------------------------------------------------------------
  Income Taxation of Certificate Benefits -- Generally           26
----------------------------------------------------------------------
  Modified Endowment Contracts                                   27
----------------------------------------------------------------------
  Diversification Requirements                                   27
----------------------------------------------------------------------
  Ownership of the Assets in the Separate Account                27
----------------------------------------------------------------------
  Tax Deferral During Accumulation Period                        28
----------------------------------------------------------------------
  Federal Income Tax Withholding                                 28
----------------------------------------------------------------------
  Generation Skipping Transfer Tax                               28
----------------------------------------------------------------------
  Economic Growth and Tax Relief Reconciliation Act of 2001      28
----------------------------------------------------------------------
  Split-Dollar Life Insurance Arrangements                       28
----------------------------------------------------------------------
  Life Insurance Purchases by Nonresident Aliens and Foreign
   Corporations                                                  29
----------------------------------------------------------------------
  Non-Individual Ownership of Policies                           29
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  29
----------------------------------------------------------------------

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                PAGE
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                30
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        31
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              32
----------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- We designed the policy to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- We will pay a death benefit to your beneficiary if the Insured dies while the Certificate is in force. You select one of two death benefit options. These options are:

 -  Option A -- Under Option A the death benefit is equal to the larger of:

   - The Face Amount; and

   - The Variable Insurance Amount.

 -  Option B -- Under Option B the death benefit is equal to the larger of:

   - The Face Amount plus the Cash Value; and

   - The Variable Insurance Amount.

We reduce the death benefit by any money you owe us, such as outstanding Loans or Loan interest. You may change your death benefit option under certain circumstances. You may also increase or decrease the Face Amount on your Certificate under certain circumstances.

INVESTMENT OPTIONS -- You may invest in up to 20 different Investment Divisions, from a choice of 39 Investment Divisions available under your Certificate. You may transfer money among the Investment Divisions, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose when and in what amounts you pay premiums.

RIGHT TO EXAMINE YOUR CERTIFICATE -- For 10 days after you receive your Certificate, you may cancel it without paying a sales charge. Some states provide a longer examination period.

WITHDRAWALS -- You may withdraw all or part of amounts available under your Certificate, subject to certain limitations.

LOANS -- You may take a Loan under the Certificate. The Certificate secures the Loan.

PAYMENT OPTIONS -- Your beneficiary may choose to receive the proceeds due under the Certificate,

- in a lump sum; or

- over a period of time by using one of several payment options.

DOLLAR COST AVERAGING -- You may elect to allocate your Net Premiums among the Investment Divisions using the dollar cost averaging option program. The main objective of this program is to minimize the impact of short-term price fluctuations to allow you to take advantage of market fluctuations.

ASSET REBALANCING -- You may elect to have us automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you selected ("Asset Rebalancing"). The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

WHAT DOES YOUR PREMIUM PAY FOR?

Your premium payment does three things: (1) it pays for insurance coverage;
(2) it acts as an investment in the Investment Divisions; and (3) it pays for sales loads and other charges.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your Certificate will fluctuate with the performance of its Investment Divisions. Your investment options may decline in value, or they may not perform to your expectations. We do not guarantee your Investment Value in the Investment Divisions.

TERMINATION --

- CERTIFICATE -- Your Certificate could terminate if the Cash Surrender Value becomes too low to pay the charges due under the Certificate. If this occurs, Hartford will notify you in writing. You will then have sixty-one (61) days to pay additional amounts to prevent the Certificate from terminating.

- POLICY -- Hartford or the employer may terminate participation in the Policy. The party terminating the Policy must provide you with a notice of the termination, at your last known address, at least fifteen (15) days prior to the date of termination.

PARTIAL WITHDRAWAL LIMITATIONS -- We limit you to twelve (12) partial withdrawals per Coverage Year. These withdrawals will reduce your Cash Surrender Value, may reduce your death benefit, and may be subject to a processing charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among the Investment Divisions.

LOANS -- Taking a Loan under your Certificate may increase the risk that your Certificate will lapse, may have a permanent effect on your Investment Value, and may reduce the Death Proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any Loans, withdrawals or other amounts under the Certificate. You may also be subject to a 10% penalty tax.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the MAXIMUM fees and expenses that you will pay under the Certificate.

MAXIMUM TRANSACTION FEES


       CHARGE           WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED            CERTIFICATES FROM WHICH CHARGE IS DEDUCTED
-------------------------------------------------------------------------------------------------------------------------------
Sales Charge (1)        When you pay premium.     9% of any premium paid for                        All
                                                  Coverage Years 1 through 7, and
                                                  7% of any premium paid in
                                                  Coverage Years 8 and later.
-------------------------------------------------------------------------------------------------------------------------------
Premium Tax Charge      When you pay premium.     Generally, between 0% and 4% of                   All
                                                  any premium you pay. The
                                                  percentage we deduct will vary
                                                  by locale depending on the tax
                                                  rates in effect there.
-------------------------------------------------------------------------------------------------------------------------------
Deferred Acquisition    When you pay premium.     1.25% of each premium you pay.                    All
Cost Tax Charge                                   We will adjust the charge based
                                                  on changes in the applicable tax
                                                  law.
-------------------------------------------------------------------------------------------------------------------------------
Transfer Fees           When you make a           $50 per transfer.                  Those Certificates with more than 12
                        transfer after the 12th                                      transfers per Contract Year.
                        transfer in any
                        Coverage Year.
-------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal      When you take a           $25 per partial withdrawal.        Those Certificates where a partial
Fee                     withdrawal.                                                  withdrawal is made.

(1) The current front end sales load charged is:
  6.75% of any premium paid for Coverage Years 1 through 7, and 4.75% of any premium paid in Coverage Years 8 and later.

The next table describes the MAXIMUM fees and expenses that you will pay periodically, not including Fund fees and expenses.

MAXIMUM ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES

       CHARGE                WHEN CHARGE IS DEDUCTED                  AMOUNT DEDUCTED
-----------------------------------------------------------------------------------------------
Cost of Insurance       Monthly.                             The charge is the cost of
Charges                                                      insurance rate times the net
                                                             amount at risk. The cost of
                                                             insurance rates depend on issue
                                                             age, sex, insurance class and
                                                             substandard rating.
                                                             The monthly cost of insurance
                                                             charge ranges from $0.084 per
                                                             $1,000 to $85.527 per $1,000.
-----------------------------------------------------------------------------------------------
Mortality and Expense   Daily.                               On an annual basis, .65% of the
Risk Charge                                                  value of each Investment
                                                             Division's assets.
-----------------------------------------------------------------------------------------------
Administrative Charge   Monthly.                             $10 per Coverage Month.
-----------------------------------------------------------------------------------------------
Rider Charges           Monthly.                             Individualized based on optional
                                                             rider selected.

       CHARGE          CERTIFICATES FROM WHICH CHARGE IS DEDUCTED
---------------------
Cost of Insurance                       All
Charges
---------------------
Mortality and Expense                   All
Risk Charge
---------------------
Administrative Charge                   All
---------------------
Rider Charges          Only those Certificates with benefits
                       provided by rider.


The next table describes the Fund fees and expenses that you will pay periodically. The table shows the annual fees and expenses charged by the Funds for the year ended December 31, 2001. The prospectus for each Fund contains more detail concerning each Fund's fees and expenses.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------


                         ANNUAL FUND OPERATING EXPENSES
                       AS OF EACH FUND'S FISCAL YEAR END
                        (as a percentage of net assets)



                                                                                                             TOTAL
                                                                                                OTHER      OPERATING
                                                                   MANAGEMENT FEE  12B-1 FEES  EXPENSES  EXPENSES (1)
----------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        0.75%          N/A       0.06%        0.81%
----------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          0.85%          N/A       0.07%        0.92%
----------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund -- Class 2                           0.66%         0.25%      0.04%        0.95%
----------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund -- Class 2             0.80%         0.25%      0.03%        1.08%
----------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund -- Class 2                                  0.37%         0.25%      0.01%        0.63%
----------------------------------------------------------------------------------------------------------------------
American Funds International Fund -- Class 2                           0.55%         0.25%      0.06%        0.86%
----------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund -- Class 2                        0.43%         0.25%      0.02%        0.70%
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Equity-Income Portfolio --
  Initial Class (2)(3)                                                 0.48%          N/A       0.10%        0.58%
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products High Income Portfolio --
  Initial Class (2)(3)                                                 0.58%          N/A       0.13%        0.71%
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Overseas Portfolio --
  Initial Class (2)(3)                                                 0.73%          N/A       0.19%        0.92%
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Asset Manager Portfolio --
  Initial Class (2)(3)                                                 0.53%          N/A       0.11%        0.64%
----------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2 (4)(6)                              0.45%         0.25%      0.31%        1.01%
----------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund -- Class 1 (6)               0.37%          N/A       0.34%        0.71%
----------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2 (4)                           0.60%         0.25%      0.19%        1.04%
----------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -- Class 2 (4)(5)                     0.80%         0.25%      0.05%        1.10%
----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund -- Class 2 (formerly named
  "Templeton International Securities Fund") (4)(6)                    0.68%         0.25%      0.22%        1.15%
----------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund -- Class IA                     0.63%          N/A       0.05%        0.68%
----------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund -- Class IA                                    0.46%          N/A       0.03%        0.49%
----------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund -- Class IA                                 0.63%          N/A       0.03%        0.66%
----------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund -- Class IA                                     0.48%          N/A       0.03%        0.51%
----------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund -- Class IA                             0.45%          N/A       0.03%        0.48%
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio -- Service Shares (7)          0.65%         0.25%      0.02%        0.92%
----------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio -- Service Shares (7)       0.65%         0.25%      0.06%        0.96%
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio -- Service Shares (7)           0.65%         0.25%      0.04%        0.94%
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio -- Service Shares (7)                   0.65%         0.25%      0.01%        0.91%
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio -- Service Shares (7)            0.64%         0.25%      0.02%        0.91%
----------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio                                                0.30%          N/A       0.45%        0.75%
----------------------------------------------------------------------------------------------------------------------
JPMorgan International Opportunities Portfolio (8)                     0.60%          N/A       0.60%        1.20%
----------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company Portfolio                                       0.60%          N/A       0.55%        1.15%
----------------------------------------------------------------------------------------------------------------------
JPMorgan U.S. Disciplined Equity Portfolio                             0.35%          N/A       0.50%        0.85%
----------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series -- Initial Class (9)                        0.75%          N/A       0.12%        0.87%
----------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series -- Initial Class (9)(10)              0.75%          N/A       0.16%        0.91%
----------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series -- Initial Class (9)                        0.75%          N/A       0.15%        0.90%
----------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series -- Initial Class (9)(10)                      0.90%          N/A       0.16%        1.06%
----------------------------------------------------------------------------------------------------------------------

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                                             TOTAL
                                                                                                OTHER      OPERATING
                                                                   MANAGEMENT FEE  12B-1 FEES  EXPENSES  EXPENSES (1)
----------------------------------------------------------------------------------------------------------------------
MFS High Income Series -- Initial Class (9)(10)                        0.75%          N/A       0.16%        0.91%
----------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Emerging Markets Equity
  Portfolio (11)                                                       1.25%          N/A       0.87%        2.12%
----------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Equity Growth
  Portfolio (2)(11)                                                    0.55%          N/A       0.36%        0.91%
----------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Core Plus Fixed Income
  Portfolio (formerly named "The Universal Institutional
  Funds, Inc. Fixed Income Portfolio") (11)                            0.40%          N/A       0.31%        0.71%
----------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Global Value Equity
  Portfolio (2)(11)                                                    0.80%          N/A       0.48%        1.28%
----------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. High Yield
  Portfolio (11)                                                       0.50%          N/A       0.33%        0.83%
----------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Mid Cap Growth
  Portfolio (11)                                                       0.75%          N/A       0.64%        1.39%
----------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Technology
  Portfolio (11)                                                       0.80%          N/A       0.51%        1.31%
----------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Value Portfolio (2)(11)        0.55%          N/A       0.38%        0.93%
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust Balanced
  Portfolio (2)                                                        0.85%          N/A       0.22%        1.07%
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust Limited Maturity Bond
  Portfolio (2)                                                        0.65%          N/A       0.08%        0.73%
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust Partners
  Portfolio (2)                                                        0.82%          N/A       0.05%        0.87%
----------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE-Registered Trademark- Equity Index Fund
  (formerly named "Deutsche VIT EAFE-Registered Trademark- Equity
  Index Fund") (12)                                                    0.45%          N/A       0.36%        0.81%
----------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund (formerly named "Deutsche VIT
  Equity 500 Index Fund") (12)                                         0.20%          N/A       0.11%        0.31%
----------------------------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index Fund (formerly named "Deutsche VIT
  Small Cap Index Fund") (12)                                          0.35%          N/A       0.28%        0.63%
----------------------------------------------------------------------------------------------------------------------



(1) "Management Fee" generally represents the fee paid to the investment adviser or its affiliate for investment and administrative services provided. "Other Expenses" are operating expenses (other than management fees) deducted from the Portfolios, including legal, accounting and custodian fees. For a complete description of the nature of the services provided in consideration of the operating expenses deducted, please see the Fund prospectuses.



(2) Effective July 5, 2000, closed to new premiums or transfer of Investment Value.


(3) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.



(4) The fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus.



(5) The Fund administration fee is paid indirectly through the management fee.



(6) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction Management Fees, Other Expenses and Total Operating Expenses would have been:



                                                                                                     TOTAL
                                                                                         OTHER     OPERATING
                                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2                            0.53%           0.25%      0.31%       1.09%
------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund -- Class 1          0.42%            N/A       0.34%       0.76%
------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund -- Class 2                  0.69%           0.25%      0.22%       1.16%
------------------------------------------------------------------------------------------------------------



(7) Expenses are based upon expenses for the fiscal year ended December 31, 2001. All expenses are shown without the effect of any expense offset arrangement.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------


(8) Pursuant to a contractual agreement through at least fiscal year 2002, fees and expenses were reimbursed to the extent expenses exceeded 1.20% of the average daily net assets of JPMorgan International Opportunities Portfolio. Without such reimbursement, Management Fees, Other Expenses and Total Operating Expenses would have been as follows:



                                                                                                     TOTAL
                                                                                         OTHER     OPERATING
                                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------------------------------------------
JPMorgan International Opportunities Portfolio                0.60%            N/A       0.80%       1.40%
------------------------------------------------------------------------------------------------------------



(9) Each Series has an expense offset arrangement, which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent. Each Series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Series' expenses. "Other Expenses" do not take into account the expense reductions, and are therefore higher than the actual expenses of the Series which were:



                                                                                                     TOTAL
                                                                                         OTHER     OPERATING
                                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series -- Initial Class                   0.75%            N/A       0.11%       0.86%
------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series -- Initial Class             0.75%            N/A       0.15%       0.90%
------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series -- Initial Class                   0.75%            N/A       0.14%       0.89%
------------------------------------------------------------------------------------------------------------
MFS New Discovery Series -- Initial Class                     0.90%            N/A       0.15%       1.05%
------------------------------------------------------------------------------------------------------------
MFS High Income Series -- Initial Class                       0.75%            N/A       0.15%       0.90%
------------------------------------------------------------------------------------------------------------



(10) MFS has contractually agreed through at least May 1, 2003, to bear expenses for these Series so that "Other Expenses" will not exceed 0.15% of the average daily net assets of the Series during the current fiscal year. Without this waiver the following would have been deducted:



                                                                                                     TOTAL
                                                                                         OTHER     OPERATING
                                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series -- Initial Class             0.75%            N/A       0.21%       0.96%
------------------------------------------------------------------------------------------------------------
MFS New Discovery Series -- Initial Class                     0.90%            N/A       0.19%       1.09%
------------------------------------------------------------------------------------------------------------
MFS High Income Series -- Initial Class                       0.75%            N/A       0.26%       1.01%
------------------------------------------------------------------------------------------------------------



(11) With respect to the The Universal Institutional Funds, Inc. the investment adviser has waived a portion or all of the management fee and reimbursed other expenses of the portfolios to the extent total annualized operating expenses exceed the following percentages: Emerging Markets Equity Portfolio 1.75%; Equity Growth 0.85%; Core Plus Fixed Income 0.70%; Global Value Equity 1.15%; High Yield 0.80%; Mid Cap Growth 1.05%; Technology 1.15%; Value 0.85%. With such reductions, the "Management Fees", "Other Expenses" and "Total Annual Expenses" would be as follows:



                                                                                                     TOTAL
                                                                                         OTHER     OPERATING
                                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Emerging Markets
  Equity Portfolio                                            0.98%            N/A       0.87%       1.85%
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Equity Growth
  Portfolio                                                   0.49%            N/A       0.36%       0.85%
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Core Plus Fixed
  Income Portfolio                                            0.39%            N/A       0.31%       0.70%
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Global Value
  Equity Portfolio                                            0.67%            N/A       0.48%       1.15%
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. High Yield
  Portfolio                                                   0.47%            N/A       0.33%       0.80%
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Mid Cap Growth
  Portfolio                                                   0.41%            N/A       0.64%       1.05%
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Technology
  Portfolio                                                   0.66%            N/A       0.51%       1.17%
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Value Portfolio       0.47%            N/A       0.38%       0.85%
------------------------------------------------------------------------------------------------------------



    Additionally, in determining the actual amount of management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" of the Emerging Markets Equity and Technology Portfolios are 0.10% and 0.02%, respectively, of such investment related expenses.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


(12) Deutsche Asset Management, Inc., (The Advisor) has voluntarily agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to the current expense cap listed until April 30, 2002. With this expense cap reimbursement Management Fees, Other Expenses and Total Operating Expenses for Scudder VIT EAFE-Registered Trademark- Equity Index Fund, Scudder VIT Equity 500 Index Fund and Scudder VIT Small Cap Index Fund were as follows:



                                                                                                     TOTAL
                                                                                         OTHER     OPERATING
                                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE-Registered Trademark- Equity Index Fund      0.45%            N/A       0.20%       0.65%
------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                             0.20%            N/A       0.10%       0.30%
------------------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index Fund                              0.35%            N/A       0.10%       0.45%
------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and Company, Inc.            9/26/01        A+    Financial strength
------------------------------------------------------------------------------------------------
 Standard & Poor's                      9/20/01       AA     Financial security characteristics
------------------------------------------------------------------------------------------------
 Fitch                                  9/21/01       AA+    Claims paying ability
------------------------------------------------------------------------------------------------


ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

The Investment Divisions are separate divisions of our separate account, called ICMG Registered Variable Life Separate Account One (the "Separate Account"). The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of our other assets. We use our other assets to pay our insurance obligations under the Policy. We hold your assets in the Separate Account exclusively for your benefit and we may not use them for any other liability of ours. We established the Separate Account on October 9, 1995 under the laws of Connecticut.

The Separate Account has 39 Investment Divisions dedicated to the Policies. Each of these Investment Divisions invests solely in a corresponding Portfolio of the Funds. You choose the Investment Divisions that meet your investment style. We may establish additional Investment Divisions at our discretion. The Separate Account may include other Investment Divisions that will not be available under the Policy.

THE FUNDS

The Funds sell shares of the Portfolios to the Separate Account. The Portfolios are set up exclusively for variable annuity and variable life insurance products. The Portfolios are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. However, they may have similar investment strategies and the same portfolio managers as retail mutual funds.

We do not guarantee the investment results of any of the Portfolios. Since each Portfolio has different investment objectives, each is subject to different risks. The prospectuses for the Funds and the Funds' Statement of Additional Information describe these risks and the Portfolio's expenses. We have included the Funds' prospectuses in this Prospectus.

The following Portfolios are available under your Certificate:

ALGER AMERICAN GROWTH PORTFOLIO -- Seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO -- Seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell-Registered Trademark- 2000 Growth Index or the S&P-Registered Trademark- SmallCap 600 Index.


AMERICAN FUNDS GLOBAL GROWTH FUND: CLASS 2 -- Seeks long-term growth of capital by investing primarily in common stocks of companies located around the world.



AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND: CLASS 2 -- Seeks long-term growth of capital by investing primarily in stocks of smaller companies around the world that typically have market capitalizations of $50 million to $1.5 billion.



AMERICAN FUNDS GROWTH FUND: CLASS 2 -- Seeks long-term growth of capital by investing primarily in U.S. common stocks which demonstrate the potential to provide strong earnings over the years.



AMERICAN FUNDS INTERNATIONAL FUND: CLASS 2 -- Seeks long-term growth of capital by investing primarily in common stocks of companies based outside the United States.



AMERICAN FUNDS ASSET ALLOCATION FUND: CLASS 2 -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term debt securities, and money market instruments.



FIDELITY VARIABLE INSURANCE PRODUCTS EQUITY-INCOME PORTFOLIO: INITIAL
CLASS -- Seeks reasonable income by investing primarily in income-producing securities. The potential for capital appreciation is also considered when choosing investments. The fund seeks a yield that exceeds the yield on the securities comprising the Standard & Poor's 500. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS HIGH INCOME PORTFOLIO: INITIAL
CLASS -- Seeks high current income by investing primarily in all types of income-producing debt securities, preferred stocks and convertible securities. The Fund also considers growth of capital in choosing investments. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



FIDELITY VARIABLE INSURANCE PRODUCTS OVERSEAS PORTFOLIO: INITIAL CLASS -- Seeks long-term growth of capital by investing primarily in foreign securities. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



FIDELITY VARIABLE INSURANCE PRODUCTS ASSET MANAGER PORTFOLIO: INITIAL
CLASS -- Seeks high total return with reduced risk over the long-term by allocating assets among stocks, bonds, short-term and money market instruments, and other instruments of U.S. and foreign issuers. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)


FRANKLIN SMALL CAP FUND: CLASS 2 -- Seeks long-term capital growth by investing in equity securities of U.S. small capitalization companies, with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater, at the time of purchase.

FRANKLIN STRATEGIC INCOME SECURITIES FUND: CLASS 1 -- Seeks to earn a high level of current income, with capital appreciation as a secondary goal, by investing primarily in U.S. and non U.S. debt securities, including lower-rated junk bonds, government securities, mortgage and other asset-backed securities, convertible securities and preferred stock.

MUTUAL SHARES SECURITIES FUND: CLASS 2 -- Seeks capital appreciation, with income as a secondary goal, by investing in U.S. equity securities that the manager believes are undervalued, including those of small capitalization companies, undervalued stocks, restructuring companies, and distressed companies.

TEMPLETON GROWTH SECURITIES FUND: CLASS 2 -- Seeks long-term capital growth by investing in equity securities of companies of any nation, including those in the U.S. and emerging markets.


TEMPLETON FOREIGN SECURITIES FUND (FORMERLY NAMED "TEMPLETON INTERNATIONAL SECURITIES FUND"): CLASS 2 -- Seeks long-term capital growth by investing in equity securities of companies located outside the U.S., including those in emerging markets.



HARTFORD CAPITAL APPRECIATION HLS FUND: CLASS IA -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation.



HARTFORD STOCK HLS FUND: CLASS IA -- Seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks.



HARTFORD ADVISERS HLS FUND: CLASS IA -- Seeks maximum long-term total return.



HARTFORD BOND HLS FUND: CLASS IA -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities.


HARTFORD MONEY MARKET HLS FUND: CLASS IA -- Seeks maximum current income consistent with liquidity and preservation of capital.

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital. This Portfolio is non-diversified and normally invests at least 50% of its equity assets in medium-sized companies.

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital by investing primarily in stocks of foreign issuers.

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital in a manner consistent with the preservation of capital. This Portfolio invests primarily in stocks of foreign and domestic issuers.

JANUS ASPEN BALANCED PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital, consistent with the preservation of capital and balanced by current income.

JANUS ASPEN FLEXIBLE INCOME PORTFOLIO: SERVICE SHARES -- Seeks to obtain maximum total return, consistent with the preservation of capital.


JPMORGAN BOND PORTFOLIO -- Seeks high total return consistent with moderate risk of capital and maintenance of liquidity.



JPMORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO -- Seeks high total return from a portfolio of equity securities of foreign companies.



JPMORGAN SMALL COMPANY PORTFOLIO -- Seeks high total return from a portfolio of small company stocks.



JPMORGAN U.S. DISCIPLINED EQUITY PORTFOLIO -- Seeks high total return from a portfolio of selected equity securities.



MFS EMERGING GROWTH SERIES: INITIAL CLASS -- Seeks to provide long-term growth of capital.



MFS CAPITAL OPPORTUNITIES SERIES: INITIAL CLASS -- Seeks capital appreciation.



MFS INVESTORS TRUST SERIES: INITIAL CLASS -- Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.



MFS NEW DISCOVERY SERIES: INITIAL CLASS -- Seeks capital appreciation.



MFS HIGH INCOME SERIES: INITIAL CLASS -- Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. EMERGING MARKETS EQUITY
PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. EQUITY GROWTH PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. CORE PLUS FIXED INCOME PORTFOLIO (FORMERLY NAMED " THE UNIVERSAL INSTITUTIONAL FUNDS, INC. FIXED INCOME PORTFOLIO") -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years. The Portfolio may invest opportunistically in non-dollar denominated securities and in high yield securities (commonly referred to as "junk bonds").



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. GLOBAL VALUE EQUITY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including in the United States issuers. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. HIGH YIELD PORTFOLIO -- Seeks above average total return over a market cycle of three to five years by investing primarily in high yield securities commonly referred to as "junk bonds." The Portfolio also may invest in investment grade fixed income securities, including U.S. Government securities, corporate bonds and mortgage securities; it may invest to a limited extent in foreign fixed income securities, including emerging market securities.



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. MID CAP GROWTH PORTFOLIO -- Seeks long-term capital growth by investing primarily in growth-oriented equity securities of U.S. mid-cap companies and, to a limited extent, foreign companies. The investment adviser selects issuers from a universe comprised of mid-cap companies most with market capitalizations of generally less than $35 billion.


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. TECHNOLOGY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in equity securities of companies that the investment adviser expects to benefit from their involvement in technology and technology-related industries.


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. VALUE PORTFOLIO -- Seeks above average total return over a market cycle of three to five years by investing primarily in common stocks of companies with equity capitalizations greater than $2.5 billion. The Portfolio focuses on stocks that it believes are undervalued in comparison with the stock market as a whole, as measured by the S&P 500 Index. The Portfolio may purchase stocks that do not pay dividends. The Portfolio may invest, to a limited extent, in foreign equity securities. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST BALANCED PORTFOLIO -- Seeks growth of capital and reasonable current income without undue risk to principal. The portfolio invests primarily in equity securities of medium capitalization companies and fixed income securities from U.S. government and corporate issuers. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST LIMITED MATURITY BOND
PORTFOLIO -- Seeks to provide the highest current income consistent with low risk to principal and liquidity; and secondarily, total return. The Portfolio invests in short- to intermediate-term debt securities, primarily investment grade. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST PARTNERS PORTFOLIO -- Seeks capital growth by investing mainly in common stocks of established mid- to large-capitalization companies. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)


SCUDDER VIT EAFE-REGISTERED TRADEMARK- EQUITY INDEX FUND (FORMERLY NAMED "DEUTSCHE VIT EAFE-REGISTERED TRADEMARK- EQUITY INDEX FUND") -- Seeks to match as closely as possible (before deduction for expenses) the performance of the Morgan Stanley Capital International EAFE-Registered Trademark-Index (the "MSCI EAFE-Registered Trademark- Index") which emphasizes stocks of companies in major markets in Europe, Australia and the Far East. The Fund invests in these securities in approximately the same weightings as the MSCI EAFE-Registered Trademark- Index. The MSCI EAFE-Registered Trademark-Index is a capitalization-weighted index containing approximately 1,100 equity securities of companies located outside the United States.(1)



SCUDDER VIT EQUITY 500 INDEX FUND (FORMERLY NAMED "DEUTSCHE VIT EQUITY 500 INDEX FUND") -- Seeks to match as closely as possible (before deduction for expenses) the total return of the Standard & Poor's 500-Registered Trademark- Composite Stock Price Index (the "S&P 500-Registered Trademark- Index"). The Fund invests in a statistically selected sample of the securities found in the S&P 500-Registered Trademark- Index. The S&P 500-Registered Trademark- Index is an index of 500 common stocks, most of which trade on the New York Stock Exchange.(2)



SCUDDER VIT SMALL CAP INDEX FUND (FORMERLY NAMED "DEUTSCHE VIT SMALL CAP INDEX FUND") -- Seeks to match as closely as possible (before deduction for expenses) the total return of the Russell 2000-Registered Trademark- Small Stock Index (the "Russell 2000-Registered Trademark-"). The Fund invests in a statistically selected sample of the securities found in the Russell 2000-Registered Trademark-. The Russell 2000-Registered Trademark- is composed of approximately 2,000 small-capitalization common stocks.(3)



(1) THE EAFE-REGISTERED TRADEMARK- INDEX IS THE EXCLUSIVE PROPERTY OF MORGAN STANLEY. MORGAN STANLEY CAPITAL INTERNATIONAL IS A SERVICE MARK OF MORGAN STANLEY AND HAS BEEN LICENSED FOR USE BY DEUTSCHE ASSET MANAGEMENT, INC.



(2) "S&P 500-REGISTERED TRADEMARK-" AND "STANDARD & POOR'S-REGISTERED TRADEMARK-" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES AND HAVE BEEN LICENSED FOR USE BY DEUTSCHE ASSET MANAGEMENT, INC.



(3) "RUSSELL 2000-REGISTERED TRADEMARK-" IS A TRADEMARK OF THE FRANK RUSSELL COMPANY AND HAS BEEN LICENSED FOR USE BY DEUTSCHE ASSET MANAGEMENT, INC.

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16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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INVESTMENT ADVISERS -- The Alger American Fund is managed by Fred Alger
Management, Inc. The American Funds Insurance Series is managed by Capital Research and Management Company. Fidelity Variable Insurance Products Fund is managed by Fidelity Management & Research Company. The Franklin Small Cap Fund is managed by Franklin Advisers, Inc. The Franklin Strategic Income Securities Fund is managed by Franklin Advisers, Inc. The Mutual Shares Securities Fund is managed by Franklin Mutual Advisers, LLC. The Templeton Growth Securities Fund is managed by Templeton Global Advisors Limited. The Templeton Foreign
Securities Fund is managed by Templeton Investment Counsel, Inc. Hartford
Capital Appreciation HLS Fund, Hartford Stock HLS Fund, Hartford Advisers HLS Fund, Hartford Bond HLS Fund, and Hartford Money Market HLS Fund, are collectively the "Hartford Funds" and are managed by HL Investment Advisors, LLC. Wellington Management Company, LLP and Hartford Investment Management Company serve as sub-investment advisors. Janus Aspen Series is managed by Janus Capital Corporation. J.P. Morgan Series Trust II is managed by J.P. Morgan Investment Management Inc. The MFS-Registered Trademark- Variable Insurance
Trust is managed by Massachusetts Financial Services Company. The Universal Institutional Funds, Inc. is managed by Morgan Stanley Investment Management
Inc. Neuberger Berman Advisers Management Trust is managed by Neuberger Berman Management Inc. Scudder VIT Funds are managed by Deutsche Asset
Management, Inc.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We will notify you of shareholder's meetings of the Funds purchased by those Investment Divisions you have invested in. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Investment Divisions. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Policy may be voted. After we begin to make payouts to you, the number of votes you have will decrease.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

DEDUCTIONS FROM PREMIUM

We deduct a percentage of your premium payment for a front-end sales load, a premium tax charge and the deferred acquisition cost ("DAC") tax charge before we allocate it to the Investment Divisions. The amount of each premium we allocate to the Investment Divisions is your net premium ("Net Premium").

FRONT-END SALES LOAD -- The current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end sales load is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later. Front-end sales loads cover expenses related to the sale and distribution of the Certificates.

PREMIUM TAX CHARGE -- We deduct a tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of this charge, generally, is between 0% and 4%.

DAC TAX CHARGE -- We deduct 1.25% of each premium to cover a federal premium tax assessed against us. This charge is reasonable in relation to our federal income tax burden, under Section 848 of the Internal Revenue Code of 1986 ("the Code"), resulting from the receipt of premiums. We will adjust this charge based on changes in the applicable tax law.

DEDUCTIONS FROM INVESTMENT VALUE

MONTHLY DEDUCTION AMOUNT -- Each month we will deduct an amount from your Investment Value to pay for the benefits provided under the Certificate. We call this amount the Monthly Deduction Amount and it equals the sum of:

(a) the administrative expense charge;

(b) the cost of insurance charge;

(c) the charges for additional benefits provided by rider, if any.

The Monthly Deduction Amount will vary from month to month.

Following is an explanation of the administrative expense charge and the charges for cost of insurance and rider benefits.

(a) Administrative Expense Charge -- We will assess a monthly administrative charge to compensate us for administrative costs
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in connection with the Certificates. We will initially charge $5 per Coverage
Month and we guarantee that the charge will never exceed $10.00 per Coverage Month.

(b) Cost of Insurance Charge -- The cost of insurance charge is equal to:

- the cost of insurance rate per $1,000; multiplied by

- the net amount at risk; divided by

- $1,000.

The net amount at risk equals the death benefit minus the Cash Value on the date we calculate this charge. The cost of insurance charge is shown on the specification pages of the Policy and Certificate.

The purpose of the cost of insurance charge is to cover our anticipated mortality costs. The current cost of insurance rates for standard risks will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table
(ANB), Male or Female, age nearest birthday. We will charge substandard risks a higher cost of insurance rate. The cost of insurance rates for substandard risks will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table (ANB), Male or Female, age nearest birthday. In addition, the use of simplified underwriting or guaranteed issue procedures, rather than medical underwriting, may result in a higher cost of insurance charge for some individuals than if medical underwriting procedures were used.

We will make any changes in the cost of insurance uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur as a result of the deterioration of the Insured's health.

The rate class of an Insured affects the cost of insurance rate. We and the employer will agree on the number of rate classes and characteristics of each rate class. The rate classes may vary by smokers and nonsmokers, active and retired status, preferred and standard and/or any other nondiscriminatory classes agreed to by the employer.

(c) Rider Charge -- If the Certificate includes riders, we deduct a charge from the Investment Value on each Processing Date. We specify the applicable charge on the rider. This charge is to compensate us for the anticipated cost of providing the rider benefits.

For a description of the riders available, see "Supplemental Benefits."

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the Policy, we may deduct a maximum daily charge of .001781% which is equal to .65% per year of the value of each Investment Division's assets in all Coverage Years. We may pay an expense credit reflecting a reduction in the mortality and expense risk rate. We will pay these credits at the end of each Coverage Month and will use them to purchase additional Accumulation Units at the end of that Coverage Month.

Currently, in Coverage Years 1 through 10, we will pay an expense credit of ..30%. The result is a net annual mortality and expense risk rate of .35%. In Coverage Years 11 through 15, we will pay an expense credit of .40%. The result is a net annual mortality and expense risk rate of .25%. In Coverage Years 16 and later, we will pay an expense credit of .55%. The result is a net annual mortality and expense risk rate of .10%.

The mortality and expense risk charge is equal to:

- the mortality and expense risk rate; multiplied by

- the portion of the Cash Value allocated to the Investment Divisions and the Loan Account.

The mortality risk we assume is that the actual cost of insurance charges specified in the Certificate will be insufficient to meet actual claims. The expense risk we assume is that expenses we incur for issuing and administering the Certificates will exceed the administrative charges we deducted from Investment Value.

If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on us. However, if the charge proves more than sufficient, we will add any excess to our surplus.

TRANSFER FEE -- We deduct a $50 transfer fee when you transfer amounts from one Investment Division to another for each transfer in excess of 12 transfers per year.

PARTIAL WITHDRAWAL FEE -- We deduct a partial withdrawal fee for each withdrawal you make. The fee is the lesser of 2% of the amount withdrawn or $25.

YOUR CERTIFICATE
--------------------------------------------------------------------------------

OWNERSHIP RIGHTS

As long as your Certificate is in force, you may exercise all rights under the Certificate while the Insured is alive and you have not named an irrevocable beneficiary.

BENEFICIARY

You name the beneficiary in your enrollment form for the Certificate. You may change the beneficiary (unless irrevocably named) while the Insured is alive by notifying us, in writing. If no beneficiary is living when the Insured dies, we will pay the Death Proceeds to you if living; or, otherwise, to your estate.

ASSIGNMENT

You may assign your rights under the Certificate. Until you notify us in writing, no assignment is effective against us. We are not responsible for the validity of any assignment.
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18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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STATEMENTS

We will send you a statement at least once each year, showing:

- the Certificate's current Cash Value, Cash Surrender Value and Face Amount;

- the premiums paid, Monthly Deduction Amounts and any Loans since your last statement;

- the amount of any outstanding Debt;

- any notifications required by the provisions of your Certificate; and

- any other information required by the Insurance Department of the state where we delivered your Certificate.

ISSUANCE OF YOUR CERTIFICATE

To purchase a Certificate you must submit an enrollment form to our Customer Service Center. The specific form you complete will depend on the underwriting classification and plan design of the Policy. Generally, we will only issue a Certificate on the lives of Insureds between the ages of 20 and 79 who supply evidence of insurability satisfactory to us. In addition, in most cases, we will not issue a Certificate with a Face Amount of less than the minimum Face Amount. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. If we accept your enrollment form, your Certificate will become effective on the Coverage Date only after we receive all outstanding delivery requirements and the initial premium payment shown in your Certificate.

In the event you are exchanging an existing contract(s) for a new Certificate under Section 1035 of the Internal Revenue Code, the Coverage Date will be the date that you make the 1035 exchange. You make this 1035 exchange by assigning the existing contract(s) to us and completing an enrollment form. Upon receipt of the assignment form, we will surrender the existing contract(s) for its cash surrender value. We will apply the surrender proceeds we receive as premium to the Certificate. During the time between the Coverage Date and the date we receive the cash surrender value of the existing contract(s) or a premium payment, there will be no gap in coverage. We will make charges and deductions (other than those of the Portfolios) for this period; however, you will not experience investment returns.

RIGHT TO EXAMINE THE CERTIFICATE


You have a limited right to return your Certificate for cancellation. You may deliver or mail the Certificate to us or to the agent who sold you the Certificate within ten (10) calendar days after delivery of the Certificate to you. This is the right to examine period. Some states provide for a longer period.


In the event you return your Certificate, we will return to you within seven (7) days of our receipt of the Certificate, either:

- the total amount of premiums; or

- the Cash Value plus charges deducted under the Certificate.

The amount we return depends upon the state we issued your Certificate in.

PREMIUMS
--------------------------------------------------------------------------------

PREMIUM PAYMENT FLEXIBILITY

You have considerable flexibility as to when, in what amounts and what level of premiums, within a range determined by us, you pay under the Certificate. You choose a premium once you have determined the level and pattern of the death benefit.

You must pay a minimum initial premium to make your coverage effective on the Coverage Date. You may pay additional premiums at any time, subject to the premium limitations set by the Internal Revenue Code. For details on these premium limitations see, "Premium Limitation." You have the right to pay additional premiums of at least $100.00 at any time, unless otherwise agreed to by us.

Your Certificate may lapse if the value of your Certificate becomes insufficient to cover the Monthly Deduction Amounts. If this happens you may pay additional premiums in order to prevent your Certificate from terminating. For details see, "Lapse and Reinstatement."

ALLOCATION OF PREMIUM PAYMENTS

During the right to examine period, we allocate your initial premium payment in accordance with state law requirements. If you choose to cancel your Certificate, some states require the return of your initial premium, while others require the return of the Certificate's Cash Value.


- STATE OF ISSUE REQUIRES RETURN OF INITIAL PREMIUM -- If the state of issue of your Certificate requires that we return your initial premium, we will, when we issue your Certificate and until the end of the right to examine period, allocate your initial Net Premium to the Hartford Money Market Investment Division. Upon the expiration of the right to examine period, we will invest the initial Net Premium according to your initial allocation instructions. However, any accrued interest will remain in the Hartford Money Market Investment Division if you selected it as an initial allocation option.



  We will allocate any additional premiums received prior to the expiration of the right to examine period to the Hartford Money Market Investment Division.


- STATE OF ISSUE REQUIRES RETURN OF CERTIFICATE'S CASH VALUE -- If the state of issue of your Certificate requires that we return the Certificate's Cash
  Value, we will allocate the initial Net Premium among your chosen Investment Divisions. In this case you will bear full investment risk for any amounts we allocate to the Investment Division during the right to examine period. This automatic immediate investment feature
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  only applies if specified in your Certificate. Please check with your agent to determine the status of your Certificate.

You may change the Net Premium allocation if you notify us in writing. Portions you allocate to the Investment Divisions must be whole percentages of 5% or more. We will allocate subsequent Net Premiums among Investment Divisions according to your most recent instructions, subject to the following:

- If we receive a premium and your most recent allocation instructions would violate the 5% requirement, we will allocate the Net Premium among the Investment Divisions according to your previous premium allocation; and

- If the asset rebalancing option is in effect, we will allocate Net Premiums accordingly, until you terminate this option. (See "Transfers Among Investment Divisions -- Asset Rebalancing.")

You will receive several different types of notification that explain what your current premium allocation is. The Certificate shows the initial allocation you chose on the enrollment form. In addition, we will send you written confirmation, after we receive your premium payment, that shows you how we allocated your premium. A Certificate's annual statement will also summarize your current premium allocation.

ACCUMULATION UNITS

We use Net Premiums allocated to the Investment Divisions to credit Accumulation Units under the Certificates.

We determine the number of Accumulation Units in each Investment Division to be credited under the Certificate (including the initial allocation to the Hartford Money Market Investment Division) as follows:

- Multiply the Net Premium by the appropriate allocation percentage to determine the portion we will invest in the Investment Division; then

- Divide each portion to be invested in an Investment Division by the Accumulation Unit value of that particular Investment Division we computed following the receipt of the payment.

Deductions made for the monthly deduction amount on each Processing Date will reduce the number of Accumulation Units under the Certificate. (See "Deductions from Investment Value -- Monthly Deduction Amount.")

ACCUMULATION UNIT VALUES

The Accumulation Unit value for each Investment Division will vary daily to reflect the investment experience and charges of the applicable Portfolio, as well as the daily deduction for mortality and expense risks. We will determine the Accumulation Unit value on each Valuation Day by multiplying the Accumulation Unit value of the particular Investment Division on the preceding Valuation Day by a net investment factor for that Investment Division for the Valuation Period then ended. The net investment factor for each of the Investment Divisions is equal to the net asset value per share of the corresponding Portfolio at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Portfolio in the Valuation Period then ended) divided by the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period, less the daily deduction for the mortality and expense risks assumed by us.

PREMIUM LIMITATION

If we receive premiums that would cause the Certificate to fail to meet the definition of a life insurance policy in accordance with the Code, we will refund the excess premium payments. We will refund such premium payments and any applicable interest no later than sixty (60) days after the end of a Coverage Year.

We will accept a premium payment that results in an increase in the death benefit greater than the amount of the premium, only after we approve evidence of insurability.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

VALUES UNDER THE CERTIFICATE

CASH SURRENDER VALUE -- As with traditional life insurance, each Certificate will have a Cash Surrender Value. The Cash Surrender Value is equal to the Cash Value, less Debt, less any charges accrued but not deducted. There is no minimum guaranteed Cash Surrender Value. The Cash Value equals the value in the Investment Divisions plus the Loan Account Value.

INVESTMENT VALUE -- Each Certificate will also have an Investment Value. The Investment Value of a Certificate changes on a daily basis and will be computed on each Valuation Day. The Investment Value will vary to reflect the investment experience of the Investment Divisions, Monthly Deduction Amounts and any amounts transferred to the Loan Account to secure a Loan.

The Investment Value of a particular Certificate is related to the net asset value of the Portfolios associated with the Investment Divisions to which Net Premiums on the Certificate have been allocated. The total Investment Value in the Investment Divisions on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Investment Division as of the Valuation Day by the current Accumulation Unit value of that Investment Division and then summing the result for all the Investment Divisions. The Investment Value equals the sum of the values of the assets in the Investment Divisions. See
"Premiums -- Accumulation Unit Values."

DEATH BENEFITS

As long as the Certificate remains in force, the Certificate provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Certificate dies. The Death Proceeds payable to the beneficiary equal the death benefit less any Debt outstanding under the Certificate plus any rider
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20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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benefits payable. The death benefit depends on the death benefit option you select and is determined as of the date of the death of the Insured.

MINIMUM DEATH BENEFIT TESTING PROCEDURES -- Section 7702 of the Code defines alternative testing procedures, the guideline premium test ("GPT") and the cash value accumulation test ("CVAT") in order to meet the definition of life insurance under the Code. See "Taxes -- Income Taxation of Certificate Benefits." Each Certificate must qualify under either the GPT or the CVAT. Prior to issue, you choose the procedure under which a Certificate will qualify. Once you choose either the GPT or the CVAT to test a Certificate, it cannot be changed while the Certificate is in force.

Under both testing procedures, there is a minimum death benefit required at all times equal to the Variable Insurance Amount. This is necessary in order for the Certificate to meet the current federal tax definition of life insurance, which places limitations on the amount of premiums that may be paid and the Cash Values that can accumulate relative to the death benefit. The factors used to determine the Variable Insurance Amount depend on the testing procedure chosen and are in the Certificate.
Under the GPT, there is also a maximum amount of premium that may be paid with respect to each Certificate.

Use of the CVAT can be advantageous if you intend to maximize the total amount of premiums paid under a Certificate. An offsetting consideration, however, is that the factors we use to determine the Variable Insurance Amount are higher under the CVAT, which can result in a higher death benefit over time and a higher total cost of insurance.

DEATH BENEFITS OPTIONS -- Regardless of the minimum death benefit testing procedure chosen, there are two death benefit options: Death Benefit Option A and Death Benefit Option B.

 - DEATH BENEFIT OPTION A -- the death benefit is the greater of (a) the Face Amount and (b) the Variable Insurance Amount.

 - DEATH BENEFIT OPTION B -- the death benefit is the greater of (a) the Face Amount plus the Cash Value and (b) the Variable Insurance Amount.

Regardless of which death benefit option you select, the maximum amount payable will be the Death Proceeds.

OPTION CHANGE -- While the Certificate is in force, you may change the death benefit option you selected. You must make your request to change your death benefit option in writing and during the lifetime of the Insured.

CHANGE FROM OPTION A TO OPTION B -- If the change is from Death Benefit Option A to Death Benefit Option B, the Insured must provide us with satisfactory evidence of insurability. The Face Amount after the change will be equal to the Face Amount before the change, less the Cash Value on the effective date of the change.

CHANGE FROM OPTION B TO OPTION A -- If the change is from Death Benefit Option B to Death Benefit Option A, the Face Amount after the change will be equal to the Face Amount before the change plus the Cash Value on the effective date of change.

Any change in the selection of a death benefit option will become effective at the beginning of the Coverage Month following our approval of the change. We will notify you when we have made the change.

PAYMENT OPTIONS -- We may pay the Death Proceeds under the Certificate in a lump sum or we may apply the proceeds to one of our payment options. The minimum amount that may be placed under a payment option is $5,000 unless we consent to a lesser amount. Once payments under payment options 2, 3 or 4 begin, you may not surrender the Certificate to receive a lump sum settlement in place of the life insurance payments. The following options are available under the
Certificate:

FIRST OPTION -- INTEREST INCOME

 - Payments of interest at the rate we declare, but not less than 3% per year, on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

 - Equal payments of the amount chosen until the amount applied under this option, with interest of not less than 3% per year, is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

 - An amount payable monthly for the number of years selected which may be from 1 to 30 years.

FOURTH OPTION -- LIFE INCOME

 - LIFE ANNUITY -- an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant. Under this option, it is possible that only one monthly annuity payment would be made, if the annuitant died before the second monthly annuity payment was due.

 - LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- an annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The fourth payment option is based on the 1983a Individual Annuity Mortality Table set back one year and a net investment rate of 3% per annum. The amount of each payment under this option will depend upon the age of the annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often. The first, second and third payment options are based on a net investment rate of 3% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates
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justify, apply other tables that will result in higher monthly payments for each
$1,000 applied under one or more of the four payment options.

We may agree to other arrangements for income payments.

INCREASES AND DECREASES IN FACE AMOUNT -- In most cases, the minimum Face Amount of the Certificate is $50,000. At any time after purchasing a Certificate, you may request a change in the Face Amount by making a written request to us at our Customer Service Center.

You must request an increase in the Face Amount in writing to us. All requests are subject to evidence of insurability satisfactory to us and subject to our current rules. Any increase we approve will be effective on the Processing Date following the date we approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will reflect a charge for the increase.

A decrease in the Face Amount will be effective on the first Processing Date following the date we receive the request. Decreases must reduce the Face Amount by at least $25,000, and the remaining Face Amount generally must not be less than $50,000. We will apply decreases:

- to the most recent increase; then

- successively to each prior increase, and then

- to the initial Face Amount.

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one in any twelve (12) month period.

BENEFITS AT MATURITY -- If the Insured is living on the coverage maturity date, which equals attained age 100 ("Maturity Date"), we will pay you the Cash Surrender Value on the date you surrender the Certificate. However, on the Maturity Date, the Certificate will terminate and we will have no further obligations under the Certificate.

MAKING WITHDRAWALS FROM THE CERTIFICATE
--------------------------------------------------------------------------------

SURRENDER

At any time prior to the Maturity Date, provided the Certificate is in effect and has a Cash Surrender Value, you may choose, without the consent of the beneficiary (provided the designation of the beneficiary is not irrevocable) to surrender the Certificate and receive the full Cash Surrender Value from us. To surrender a Certificate, you must submit a written request for surrender to us. We will determine the Cash Surrender Value as of the Valuation Day we receive the request, in a written form satisfactory to us, at our Customer Service Center, or the date that you request, whichever is later.

The Cash Surrender Value is the net amount available upon surrender of the Certificate and equals the Cash Value, minus Debt, minus any charges accrued but not yet deducted. We will terminate the Certificate on the date of receipt of the written request, or the date you request the surrender to be effective, whichever is later.

We may pay the Cash Surrender Value in cash or you may allocate it to any other payment option agreed upon by us.

PARTIAL WITHDRAWALS

At any time before the Maturity Date, and subject to our rules then in effect, we allow twelve (12) partial withdrawals per Coverage Year. However, we allow only one (1) partial withdrawal between any successive Processing Dates. The minimum partial withdrawal allowed is $500.00. The maximum partial withdrawal is an amount equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, minus outstanding Debt.

We currently impose a charge for processing partial withdrawals which is the lesser of:

- 2% of the amount withdrawn; and

- $25.00.

A partial withdrawal will reduce the Cash Surrender Value, Cash Value and Investment Value. Any partial withdrawal will permanently affect the Cash Surrender Value and may permanently affect the death benefit payable. If Death Benefit Option A is in effect, we reduce the Face Amount by the amount of the partial withdrawal and the charge for processing the withdrawal. Unless specified otherwise, we will deduct partial withdrawals on a Pro Rata Basis from the Investment Divisions. A Pro Rata Basis is an allocation method based on the proportion of the Investment Value in each Investment Division. You must submit requests for partial withdrawals to us in writing. The effective date of a partial withdrawal will be the Valuation Day closest to the date that we receive the request, in writing, at our Customer Service Center. If your Certificate is deemed to be a modified endowment contract, a 10% penalty tax may be imposed on income distributed before the insured attains age 59 1/2. See "Taxes -- Modified Endowment Contracts."
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22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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TRANSFERS AMONG INVESTMENT DIVISIONS

AMOUNT AND FREQUENCY OF TRANSFERS

Upon request and as long as the Certificate is in effect, you may transfer amounts among the Investment Divisions up to twelve (12) times per Coverage Year without charge. Transfers in excess of twelve (12) per Coverage Year will be subject to a charge of $50 per transfer deducted from the amount of the transfer. You must make transfer requests in writing on a form that we approve. Our rules then in effect will limit the amounts that you may transfer. The amounts that you transfer must be in whole percentages of 5% or more, unless otherwise agreed to by us. Currently, the minimum value of Accumulation Units that you may transfer from one Investment Division to another is the lesser of:

- $500; and

- the total value of the Accumulation Units in the Investment Division.

The value of the remaining Accumulation Units in the Investment Division must equal at least $500. If, after an ordered transfer, the value of the remaining Accumulation Units in an Investment Division would be less than $500, we will transfer the entire remaining amount.

Currently there are no restrictions on transfers other than those described in this Prospectus. We reserve the right in the future to impose additional restrictions on transfers.

TRANSFERS TO OR FROM INVESTMENT DIVISIONS

In the event of a transfer from an Investment Division, we will reduce the number of Accumulation Units that we credit to that Investment Division. We will determine the reduction by dividing:

- the amount transferred by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request for transfer.

In the event of a transfer to an Investment Division, we will increase the number of Accumulation Units credited. The increase will equal:

- the amount transferred divided by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request.

ASSET REBALANCING

Subject to our current rules, you may authorize us to automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you have selected. This reallocation is known as Asset Rebalancing. The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

To elect Asset Rebalancing, we must receive a written request from you. If you elect Asset Rebalancing, you must include all Investment Value in the automatic reallocation. The percentages that you select under Asset Rebalancing will override any prior percentage allocations that you have chosen and we will allocate all future Net Premiums accordingly. We will count all transfers made pursuant to Asset Rebalancing on the same day as one (1) transfer toward the twelve (12) transfers per Coverage Year that we permit without charge. Once elected, you may instruct us, in a written form satisfactory to us, at any time to terminate the option. In addition, we will terminate your participation in Asset Rebalancing if you make any transfer outside of Asset Rebalancing.

DOLLAR COST AVERAGING

You may elect to allocate your Net Premiums among the Investment Divisions under the dollar cost averaging option program ("DCA Program"). If you choose to participate in the DCA Program, we will deposit your Net Premiums into the Hartford Money Market Investment Division. Each month, we will withdraw amounts from that Division and allocate them to the other Investment Divisions in accordance with your allocation instructions. The transfer date will be the monthly anniversary of your first transfer under your initial DCA election. We will make the first transfer within five (5) business days after we receive your initial election in writing.

We will allocate your Net Premium to the Investment Divisions that you specify, in the proportions that you specify. If, on any transfer date, your Investment Value that we have allocated to the Hartford Money Market Investment Division is less than the amount you have elected to transfer, we will terminate your participation in the DCA Program. Any transfers made in connection with the DCA Program must be whole percentages of 5% or more, unless we otherwise agree. In addition, transfers made under the DCA Program count toward the twelve (12) transfers per coverage year that we permit you without charge.

You may also cancel your DCA election by notifying us in writing.

The main objective of the DCA Program is to minimize the impact of short-term price fluctuations. The DCA Program allows you to take advantage of market fluctuations. Since we transfer the same dollar amount to other Investment Divisions at set intervals, the DCA Program allows you to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, you may achieve a lower average cost per Accumulation Unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making investments through periods of low price levels.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
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You cannot make transfers under Asset Rebalancing and participate in the DCA
Program at the same time.

PROCESSING OF TRANSACTIONS

Generally, we process your transactions only on a Valuation Day. We will process requests that we receive on a Valuation Day before the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on that same day, except as otherwise indicated in this Prospectus. We will process requests that we receive after the close of the NYSE as of the next Valuation Day.

LOANS
--------------------------------------------------------------------------------

As long as the Certificate is in effect, you may obtain without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), a cash Loan from us. The maximum Loan amount is equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by 1.00, minus outstanding Debt.

We will transfer the amount of each Loan on a Pro Rata Basis from each of the Investment Divisions (unless you specify otherwise) to the Loan Account. We use the Loan Account to ensure that any outstanding Debt remains fully secured by the Investment Value.

LOAN INTEREST

Interest will accrue daily on outstanding Debt at the adjustable loan interest rate indicated in the Certificate. We will transfer the difference between the value of the Loan Account and any outstanding Debt from the Investment Divisions to the Loan Account on each Certificate Anniversary. Interest payments are due as shown in the Certificate. If you do not pay interest within five (5) days of its due date, we will add it to the amount of the Loan as of its due date.

The maximum adjustable loan interest rate we may charge for Loans is the greater of:

- 5%; and

- the Published Monthly Average for the calendar month two (2) months prior to the date on which we determine the adjustable loan interest rate.

The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investors Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.

CREDITED INTEREST

We will credit interest on amounts in the Loan Account for Coverage Years 1 through 10 at a rate equal to the adjustable loan interest rate, minus 1%. We will credit interest on amounts in the Loan Account for Coverage Years 11 and later at a rate equal to the adjustable loan interest rate, minus .20%.

LOAN REPAYMENTS

You can repay any part of or the entire Loan at any time. We will allocate the amount of the Loan repayment to your chosen Investment Divisions on a Pro Rata Basis, determined as of the date of the Loan repayment. Unless specified otherwise, we will treat any additional premium payments that we receive during the period when a Loan is outstanding as Loan repayments.

TERMINATION DUE TO EXCESSIVE DEBT

If total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will terminate without value.

EFFECT OF LOANS ON INVESTMENT VALUE

A Loan, whether or not repaid, will have a permanent effect on the Investment Value because the investment results of each Investment Division will apply only to the amount remaining in such Investment Divisions. The longer a Loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for Funds held in the Loan Account, your Investment Value will not increase as rapidly as it would have had no Loan been made. If the Investment Divisions earn less than the Loan Account, your Investment Value will be greater than it would have been had no Loan been made. Also, if not repaid, the aggregate amount of outstanding Debt will reduce the Death Proceeds and Cash Surrender Value.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE AND GRACE PERIOD

We provide a sixty-one (61) calendar day grace period, from the date we mail you notice that the Cash Surrender Value is insufficient to pay the charges due under the Certificate. Unless you have given us written notice of termination in advance of the date of termination of the Certificate, insurance will continue in force during this period. You will be liable to us for all unpaid charges due under the Certificate for the period that the Certificate remains in force.

In the event that total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address
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24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will end without value.

REINSTATEMENT

Prior to the death of the Insured, and unless (i) the Policy is terminated or
(ii) the Certificate has been surrendered for cash, we may reinstate the Certificate prior to the Maturity Date, provided:

- you make your request within three (3) years of the date of lapse. Some states provide a longer period; and

- you submit satisfactory evidence of insurability to us.

We will not require evidence of insurability, if you reinstate your Certificate within one (1) month after the end of the 61-calendar day grace period, provided the Insured is alive.

To reinstate your Certificate, you must remit a premium payment large enough to keep the coverage under the Certificate in force for at least three (3) months following the date of reinstatement. The Face Amount of the reinstated Certificate cannot exceed the Face Amount at the time of lapse. The Investment Value on the reinstatement date will reflect:

- The Investment Value at the time of termination; plus

- Net Premiums attributable to premiums paid at the time of reinstatement.

Upon reinstatement, you must repay or carry over to the reinstated certificate any Debt at the time of termination.

TERMINATION OF POLICY
--------------------------------------------------------------------------------

The group policyholder or we may terminate participation in the Policy. The party initiating the termination must provide notice of such termination to each owner of record, at his or her last known address, at least fifteen (15) days prior to the date of termination. In the event of such termination, we will not accept any new enrollment forms for new Insureds on or after the date that we receive or send notice of discontinuance, whichever is applicable. In addition, we will not issue any new Certificates. If you discontinue premium payments, we will continue insurance coverage under the Certificate as long as the Cash Surrender Value is sufficient to cover the charges due. We will not continue the coverage under the Certificate beyond attained age 100 unless your Certificate includes the Maturity Date Extension Rider. Attained age means the Insured's age on the birthday nearest to the Coverage Date plus the period since the Coverage Date. In addition, we will not continue any optional benefit rider beyond the Certificate's date of termination. If the Policy is discontinued or amended to discontinue the eligible class to which an Insured belongs (and if the coverage on the Insured is not transferred to another insurance carrier), any Certificate then in effect will remain in force under the discontinued Policy, provided you have not canceled or surrendered it, subject to our qualifications then in effect. You will then pay Certificate premiums directly to us.

CONTRACT LIMITATIONS
--------------------------------------------------------------------------------

PARTIAL WITHDRAWALS

We limit you to twelve (12) partial withdrawals per Coverage Year.

TRANSFERS OF ACCOUNT VALUE

We reserve the right to limit the size of transfers and remaining balances and to limit the number and frequency of transfers among the Investment Divisions.

FACE AMOUNT INCREASES OR DECREASES

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one (1) in any twelve (12) month period.

VALUATION OF PAYMENTS AND TRANSFERS

We value the Certificate on every Valuation Day. We will generally pay Death Proceeds, Cash Surrender Values, partial withdrawals, and Loan amounts attributable to the Investment Divisions within seven (7) calendar days after we receive all the information needed to process the payment unless the New York Stock Exchange is closed for some reason other than a regular holiday or Weekend, trading is restricted by the Securities and Exchange Commission ("SEC") or the SEC declares that an emergency exists.

DEFERRAL OF PAYMENTS

We may defer payment of any Cash Surrender Values, withdrawals and loan amounts that are not attributable to the Investment Divisions for up to six (6) months from the date of the request. If we defer payment for more than thirty (30)
days, we will pay you interest.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
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CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY

The only way we may modify the policy is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS

We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE
SEPARATE ACCOUNT

We may modify the operation of the Separate Account to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES

Currently, we do not make a charge to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. In the future, we may begin to charge the Separate Account for federal, state and local taxes if the applicable federal, state or local tax laws that impose tax on us and/or the Separate Account change. We may make charges for other taxes that are imposed on the Separate Account.

SUPPLEMENTAL BENEFITS
--------------------------------------------------------------------------------

The following supplemental benefit will automatically be included in a Certificate, subject to current restrictions, limitations and state approval, unless you notify us in writing that you do not want it.

MATURITY DATE EXTENSION RIDER

We will extend the Maturity Date (the date on which the Certificate will mature), to the date of death of the Insured. Certain death benefit and premium restrictions apply. See "Taxes -- Income Taxation of Certificate Benefits."

OTHER MATTERS
--------------------------------------------------------------------------------

REDUCED CHARGES FOR ELIGIBLE GROUPS

We may reduce or eliminate certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) for Policies issued in connection with a specific plan, in accordance with our current internal policies as of the date we approve the application for a policy. We determine eligibility for reduction in charges and the amount of any reduction by a number of factors, including:

- the size of the plan;

- the expected number of participants;

- the anticipated premium payment from the plan;

- the nature of the group; and

- any other circumstances that are rationally related to the expected reduction in expenses.

We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

OUR RIGHTS

We reserve the right to take certain actions in connection with our operations and the operations of the Separate Account. We will take these actions in accordance with applicable laws (including obtaining any required approval of the Securities and Exchange Commission). If necessary, we will seek your approval.

Specifically, we reserve the right to:

- Add or remove any Investment Division;

- Create new separate accounts;

- Combine the Separate Account with one or more other separate accounts;

- Operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;

- Deregister the Separate Account under the 1940 Act;

- Manage the Separate Account under the direction of a committee or discharge such committee at any time;

- Transfer the assets of the Separate Account to one or more other separate accounts; and

- Restrict or eliminate any of your voting rights or of any other persons who have voting rights as to the Separate Account.

We also reserve the right to change the name of the Separate Account.
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26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

LIMIT ON RIGHT TO CONTEST


We may not contest the validity of the Certificate after it has been in effect during the Insured's lifetime for two (2) years from the effective date of coverage. If we reinstate the Certificate, the 2-year period is measured from the date of reinstatement. Any increase in the Face Amount as a result of a premium payment is contestable for 2 years from its effective date. In addition, if the Insured commits suicide in the 2-year period, or such period as specified in state law, the death benefit payable will be limited to the premiums paid less any outstanding Debt and partial withdrawals.


MISSTATEMENT AS TO AGE OR SEX

If the age or sex of the Insured is incorrectly stated, we will appropriately adjust the amount of all benefits payable, as specified in the Certificate.

ASSIGNMENT

The Certificate may be assigned as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. You must file proof of interest with any claim under a collateral assignment.

DIVIDENDS

No dividends will be paid under the Certificates.

TAXES
--------------------------------------------------------------------------------

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Investment Divisions) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Death Benefits and Policy Values -- Values Under the Certificate"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Certificate.

Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon these expectations, no charge is currently being made to the Separate Account for Federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for taxes against the Separate Account.

INCOME TAXATION OF CERTIFICATE BENEFITS -- GENERALLY

For Federal income tax purposes, the Certificates should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is generally excluded from the gross income of the beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 standards.

During the first fifteen policy years, an "income first" rule generally applies to any distribution of cash that is required under Code Section 7702 because of a reduction in benefits under the Certificate.

Hartford also believes that any Loan received under a Certificate will be treated as Debt of the owner, and that no part of any Loan under a Certificate will constitute income to the owner. A surrender or assignment of the Certificate may have tax consequences depending upon the circumstances. Owners should consult qualified tax advisers concerning the effect of such changes.

Federal, state, and local estate tax, inheritance, and other tax consequences of ownership or receipt of Certificate proceeds depend on the circumstances of each owner or beneficiary.

The Maturity Date Extension Rider allows an owner to extend the Maturity Date to the date of the death of the Insured. Although Hartford believes that the Certificate will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, due to the lack of specific guidance on this issue, this result is not certain. If the Certificate is not treated as a life insurance contract for federal income tax purposes after the Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
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owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of life insurance but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the Certificate at any time during the first seven Coverage Years exceeds the sum of the net level premiums that would have been paid up to that point if the Certificate provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, withdrawals and loans from a MEC are treated first as income, then as a recovery of basis. Taxable withdrawals are subject to a 10% federal income tax penalty, with certain exceptions. Generally, only distributions and loans made in the first year in which a policy becomes a MEC, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax. In addition, if there is a reduction in benefits under the Certificate within the first seven Coverage years, the seven-pay test is applied as if the Certificate had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

If the Certificate satisfies the seven-pay test for seven years, distributions and loans made thereafter will not be subject to the MEC rules, unless the Certificate is changed materially. The seven-pay test will be applied anew at any time the Certificate undergoes a material change, which includes an increase in the Face Amount.

Before assigning, pledging, or requesting a Loan under a Certificate that is a MEC, an owner should consult a qualified tax adviser.

All MEC policies that are issued within any calendar year to the same policy owner by one company or its affiliates shall be treated as one MEC for the purpose of determining the taxable portion of any loan or distribution.

Hartford has instituted procedures to monitor whether a Certificate may become classified as a MEC after issue.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a policy is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment;

- no more than 70% is represented by any two investments;

- no more than 80% is represented by any three investments; and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE
SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not
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28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable policy."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the Policy Owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or other such amounts deemed to be distributed) from the Policy constitute income to the Policy Owner depends, in part, upon whether the Policy is considered a modified endowment policy for Federal income tax purposes.

FEDERAL INCOME TAX WITHHOLDING


If any amounts are (or are deemed to be) current taxable income to the owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to Section 3405 of the Internal Revenue Code.



GENERATION SKIPPING TRANSFER TAX



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.



ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001



The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.



During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.



The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.



SPLIT-DOLLAR LIFE INSURANCE ARRANGEMENTS



In January 2002, the IRS issued Notice 2002-8 concerning guidance on the Federal tax treatment of split-dollar arrangements funded with life insurance contracts. Notice 2002-8 revoked Notice 2001-10, and announced that the IRS intends to provide comprehensive guidance on such arrangements in the form of proposed regulations that would be effective only for arrangements entered into after the date such regulations are published in final form. Notice 2002-8 outlines the rules expected in such proposed regulations, and provides revised interim guidance for determining the value of current life insurance protection that is provided in such arrangements, or in certain tax-qualified retirement arrangements, pending further guidance and consideration of public comments requested by the IRS on Notice 2002-8.



Notice 2002-8 indicates that the proposed regulations are expected to require that the parties to a split-dollar arrangement be taxed under one of two mutually exclusive regimes. Under one regime, the economic benefits of such an arrangement generally would be treated as transfers to the benefited party, which could be subject to taxation under the rules of Code Section 61 or 83. Under the second regime, payments under the arrangement by its sponsor (e.g., an employer) generally would be treated as a series of loans to the benefited party, which could be subject to the rules, where applicable, of Code Section 7872 (relating to below-market-interest-rate loans) or Code Sections

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
--------------------------------------------------------------------------------

1271-1275 (relating to original issue discount). In an employment-related arrangement, the proposed regulations are expected to provide that which regime applies is determined by which party is formally designated as the owner of the life insurance contract (i.e., the first regime applies if the employer is designated as such owner, and the second regime applies if the employee is designated as such owner). The same principles are expected to govern the tax treatment of split-dollar arrangements in other contexts, e.g., gift or corporate-shareholder contexts.



For arrangements entered into before the publication of final regulations, Notice 2002-8 provides some limited safe harbors from certain types of adverse tax treatment under certain circumstances, and states that taxpayers may rely on the Notice (including a reasonable application of its outlined proposed rules) or on Notice 2001-10. Otherwise, Notice 2002-8 is unclear as to how current rules apply to such arrangements, and states that no inference should be drawn from the Notice regarding the appropriate tax treatment of such arrangements.



Consequently, if you are currently a party to such an arrangement or are considering participating in such an arrangement, it would be advisable for you to consult with a qualified tax adviser concerning the tax treatment of such an arrangement.



LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.



NON-INDIVIDUAL OWNERSHIP OF POLICIES



In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective non-individual policy owners should consult a qualified tax adviser to determine the potential impact on the purchaser.


PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance related information concerning its Investment Divisions. Performance information about an Investment Division is based on the Investment Division's past performance only and is no indication of future performance.

Each Investment Division may include total return in advertisements, sales literature, and other promotional materials. When an Investment Division advertises its total return, it will usually be calculated for one year, three years, five years, and ten years or some other relevant periods if the Investment Division has not been in existence for at least ten years. Total return may also be calculated for the most recent fiscal quarter and for the period since underlying fund inception. Total return is measured by comparing the value of an investment in the Investment Division at the beginning of the relevant period to the value of the investment at the end of the period.

If applicable, the Investment Divisions may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the Certificate charges described below.

The Investment Division investing in the Hartford Money Market HLS Fund may advertise yield and effective yield. The yield of an Investment Division is based upon the income earned by the Investment Division over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly, but when annualized, the income earned by the investment is assumed to be reinvested in Division units and thus compounded in the course of a 52-week period. Yield reflects the Certificate charges described below.

Total return for an Investment Division includes deductions for the maximum sales load charge, mortality and expense risk charge, DAC tax charge, and the administrative expense charge, and is therefore lower than total return at the Portfolio level, where there are no comparable charges. The performance results do not reflect the cost of insurance or any state or local premium taxes. If these charges were included, the total return figures would be lower. Total return may also be calculated to include deductions for Separate Account charges, but not include deductions for the sales load charge, DAC tax charge or any state or local premium taxes. If reflected, the total return figures would reduce the performance quoted. Yield for an Investment Division includes all recurring charges (except sales charges) and is therefore lower than yield at the Portfolio level, where there are no comparable charges.

We may provide information on various topics to current and prospective owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), plan and trust arrangements, the advantages and disadvantages of investing in tax-advantaged and taxable

30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
instruments, current and prospective owner profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and investment alternatives, including comparisons between the Certificates and the characteristics of and market for such alternatives.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

The Separate Account is not a party to any pending material legal proceedings.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: A unit of measure we use to calculate the value of an Investment Division.

CASH SURRENDER VALUE: The Cash Value, minus Debt, minus accrued charges that we have not deducted.

CASH VALUE: The Investment Value plus the Loan Account Value.

CERTIFICATE: The form evidencing and describing your rights, benefits, and options under the Policy. The Certificate will describe, among other things,
(i) the benefits payable upon the death of the named Insured, (ii) to whom the benefits are payable and (iii) the limits and other terms of the Policy as they pertain to the Insured.

CERTIFICATE ANNIVERSARY: An anniversary of the Coverage Date.

COVERAGE DATE: The date insurance under the Certificate is effective as to an Insured and from which we determine Coverage Months and Coverage Years.

COVERAGE MONTH(S): The 1-month period and each successive 1-month period following the Coverage Date.

COVERAGE YEAR(S): The 12-month period and each successive 12-month period following the Coverage Date.

CUSTOMER SERVICE CENTER: The service area of Hartford Life and Annuity Insurance Company located at 100 Campus Drive, Suite 250, Florham Park, New Jersey 07932.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the death benefit minus any outstanding Debt plus any rider benefits payable.

DEBT: The aggregate amount of outstanding Loans, plus any interest accrued at the adjustable loan interest rate.

FACE AMOUNT: The minimum death benefit as long as the Certificate is in force. We specify the Face Amount you chose on your Certificate. We may change the Face Amount after certificate issuance on your request or due to a change in death benefit option or a partial withdrawal.

FUNDS: The underlying investment vehicles for the Separate Account. Each Fund is a registered management investment company, and may be divided into series of Portfolios.

HARTFORD OR US OR WE OR OUR: Hartford Life and Annuity Insurance Company.

INSURED: The person on whose life we issue the Certificate. We identify the Insured in the Certificate.

INVESTMENT DIVISION: A separate division of the Separate Account which invests exclusively in the shares of a specified Portfolio of a Fund.

INVESTMENT VALUE: The sum of the values of assets in the Investment Divisions under the Certificate.

LOAN: Any amount borrowed against the Investment Value under the Certificate.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Investment Divisions for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

LOAN ACCOUNT VALUE: The amounts of the Investment Value transferred to (or from) our general account to secure Loans, plus interest accrued at the daily equivalent of an annual rate equal to the adjustable loan interest rate actually charged, reduced by not more than 1%.

MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Investment Value on the Processing Date.

NET PREMIUM: The amount of premium credited to the Investment Divisions.

PORTFOLIO: A division or series of a Fund that serves as the underlying investment vehicle of an Investment Division of the Separate Account. Each Investment Division purchases shares of a Portfolio of a Fund.

PROCESSING DATE(S): The day(s) on which we deduct charges from the Investment Value. The first Processing Date is the Coverage Date. There is a Processing Date each month. Later Processing Dates are on the same calendar day as the Coverage Date, or on the last day of any month which has no such calendar date.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE INSURANCE AMOUNT: The Cash Value multiplied by the applicable variable insurance factor provided in the Certificate.

YOU OR YOUR: The person or legal entity designated as the owner in the enrollment form or as subsequently changed. This person or legal entity may be someone other than the Insured. You possess all rights under the Policy with respect to the Certificate.

32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call your representative with questions or write to us at:

       International Corporate Marketing Group
       Attn: Registered Products
       100 Campus Drive, Suite 250
       Florham Park, NJ 07932

The Statement of Additional Information, which is attached to this prospectus, contains more information about this life insurance policy. Like this prospectus, it is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings are also available to the public at the SEC's website at http://www.sec.gov.

                                     PART B

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
OMNISOURCE-REGISTERED TRADEMARK-


DATE OF PROSPECTUS: MAY 1, 2002
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2002

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
 GENERAL INFORMATION AND HISTORY                                          3
 ----------------------------------------------------------------------------
 SERVICES                                                                 5
 ----------------------------------------------------------------------------
 EXPERTS                                                                  5
 ----------------------------------------------------------------------------
 DISTRIBUTION OF THE POLICIES                                             5
 ----------------------------------------------------------------------------
 ADDITIONAL INFORMATION ABOUT CHARGES                                     6
 ----------------------------------------------------------------------------
 ILLUSTRATION OF DEATH BENEFITS                                           8
 ----------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                                    SA-1
 ----------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

The following table shows a brief description of the business experience of officers and directors of Hartford Life and Annuity Insurance Company:

                        EXECUTIVE OFFICERS AND DIRECTORS


NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------

David A. Carlson       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life and Annuity Insurance Company;
                       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life Insurance Company; Vice President
                       (1999-present), Assistant Vice President (1999); Servus Life
                       Insurance Company; Vice President (1999-present), Assistant
                       Vice President (1999), Hart Life Insurance Company; CIGNA
                       Corporation (1975-1998)

Michael B. Cefole      Vice President (2001-present), Assistant Vice President
                       (1999-2001), Hartford Life Insurance Company; Vice President
                       (2001-present), Assistant Vice President (1999-2001),
                       Hartford Life and Annuity Insurance Company

Patrice Kelly-Ellis    Senior Vice President (2001-present), Vice President
                       (1999-2001), Assistant Vice President (1995-1999), Hartford
                       Life Insurance Company; Senior Vice President
                       (2001-present), Vice President (1999-2001), Assistant Vice
                       President (1995-2000), Hartford Life and Annuity Insurance
                       Company

Timothy M. Fitch       Senior Vice President & Actuary (2002-present), Vice
                       President & Actuary (1995-2001), Hartford Life Insurance
                       Company; Senior Vice President & Actuary (2001-present),
                       Vice President & Actuary (1997-2001), Assistant Vice
                       President & Actuary (1995-1997), Hartford Life and Annuity
                       Insurance Company

Mary Jane B. Fortin    Senior Vice President & Chief Accounting Officer
                       (2002-present), Vice President & Chief Accounting Officer
                       (1998-2001), Assistant Vice President & Chief Accounting
                       Officer (1998), Hartford Life Insurance Company; Vice
                       President & Chief Accounting Officer (1998-Present),
                       Assistant Vice President & Chief Accounting Officer (1998),
                       Hartford Life and Annuity Insurance Company, Vice
                       President & Chief Accounting Officer (1998-present), Servus
                       Life Insurance Company, Vice President & Chief Accounting
                       Officer (1998-present), Hart Life Insurance Company

David T. Foy           Senior Vice President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Director (1999-present), Vice President (1998),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Vice President (1998), Assistant Vice
                       President & Actuary (1995-1998), Director (1999-present),
                       Hartford Life Insurance Company; Senior Vice President &
                       Treasurer (1998-present), Director (1999-present), Servus
                       Life Insurance Company; Senior Vice President & Treasurer
                       (1999-present), Hart Life Insurance Company

Lois W. Grady          Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life and Annuity Insurance Company;
                       Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------
Susan Hess             Vice President (2001-present), Assistant Vice President
                       (1999-2001), Hartford Life Insurance Company; Vice President
                       (2001-present), Assistant Vice President (1999-2001),
                       Hartford Life and Annuity Insurance Company

Ryan Johnson           Vice President (1999-present), Hartford Life Insurance
                       Company; Vice President (1999-present), Hartford Life and
                       Annuity Insurance Company; The Guardian (1986-1999)

Stephen T. Joyce       Senior Vice President (1999-present), Vice President
                       (1997-1999), Assistant Vice President (1995-1997), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1997-2000), Assistant Vice
                       President (1994-1997), Hartford Life Insurance Company

Michael D. Keeler      Vice President (1998-present), Hartford Life and Annuity
                       Insurance Company; Senior Vice President (2001-2002), Vice
                       President (1998-2001, 2002-present), Hartford Life Insurance
                       Company; Vice President (1995-1997), Providian Insurance

Robert A. Kerzner      Executive Vice President (2001-present), Senior Vice
                       President (1998-2001), Director of Individual Life
                       (1998-Present), Vice President (1994-1998), Hartford Life
                       and Annuity Insurance Company; Executive Vice President
                       (2001-present), Senior Vice President (1998-2001), Director of Individual Life (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company

David N. Levenson      Senior Vice President (2000-present), Vice President
                       (1998-2000), Assistant Vice President (1995-1998), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1998-2000), Assistant Vice
                       President (1995-1998), Hartford Life Insurance Company

Joseph F. Mahoney      Vice President (1999-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1999-present), Hartford
                       Life Insurance Company; Consultant (1999), Mahoney &
                       Associates; President (1969-1999), Prudential Preferred

Thomas M. Marra        Chief Executive Officer and Chairman of the Board
                       (2002-present), Director (1994-present), President
                       (2000-present), Executive Vice President (1997-2000), Senior
                       Vice President (1993-1997), Hartford Life and Annuity
                       Insurance Company; Chief Executive Officer and Chairman of
                       the Board (2002-present), Director (1994-Present), President
                       (2000-present), Executive Vice President (1995-2000),
                       Hartford Life Insurance Company; Chief Executive Officer and
                       Chairman of the Board (2002-present), Director
                       (1998-present), President (2000-present), Servus Life
                       Insurance Company; Chief Executive Officer and Chairman of
                       the Board (2002-present), Director (1995-present), President
                       (2000-present), Hart Life Insurance Company

Gary J. Miller         Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company; Vice President (1998-2000),
                       Prudential; Vice President (1988-1998), Delaware Valley
                       Financial Services

Tom Nassiri            Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company

Craig R. Raymond       Senior Vice President & Chief Actuary (1997-present), Vice
                       President & Chief Actuary (1993-1997), Hartford Life and
                       Annuity Insurance Company; Senior Vice President & Chief
                       Actuary (1997-present), Vice President & Chief Actuary
                       (1993-1997), Hartford Life Insurance Company; Senior Vice
                       President & Chief Actuary (1997-present), Actuary
                       (1995-1997), Hart Life Insurance Company; Senior Vice
                       President & Chief Actuary (1998-present), Servus Life
                       Insurance Company

Christine Hayer        Senior Vice President, General Counsel and Corporate
Repasy                 Secretary (2000-present), Director (2000-present), Vice
                       President (1999-2000), Assistant Vice President (1998-1999),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, General Counsel and Corporate Secretary
                       (2000-present), Director (2000-present), Vice President
                       (1999-2000), Assistant Vice President (1998-1999), Hartford
                       Life Insurance Company; Senior Vice President, General
                       Counsel and Corporate Secretary (2000-present), Servus Life
                       Insurance Company; Senior Vice President, General Counsel
                       and Corporate Secretary (2000-present), Hart Life Insurance
                       Company

Martin A. Swanson      Vice President (2001-present), Assistant Vice President
                       (1999-2001), Hartford Life Insurance Company; Vice President
                       (2000-present), Assistant Vice President (1999-2000),
                       Hartford Life and Annuity Insurance Company; Vice President
                       (1997-1998) Paine Webber

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------


NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------
Joe M. Thomson         Senior Vice President (2000-Present), Hartford Life and
                       Annuity Insurance Company; Senior Vice President
                       (2000-Present), Hartford Life Insurance Company; President
                       (1980-present), Planco Financial Services, Inc.

John C. Walters        Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life and Annuity Insurance Company,
                       Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life Insurance Company; Executive
                       Vice President (2000-present), Hart Life Insurance Company;
                       Executive Vice President (2000-present), Servus Life
                       Insurance Company; Wheat First Securities, Inc./First Union
                       Capital Markets Corp., (1984-1999)

David M. Znamierowski  Senior Vice President (1997-present), Chief Investment
                       Officer (1997, 2000-present), Vice President (1995-1997),
                       Director (1997-Present), Hartford Life and Annuity Insurance
                       Company; Senior Vice President (1997-present), Chief
                       Investment Officer (1997, 1999-present), Vice President
                       (1995-1997), Director (1997-present), Hartford Life
                       Insurance Company; Senior Vice President & Chief Investment
                       Officer (1997-present), Director (1997-present), Hart Life
                       Insurance Company; Director (2000-present) Servus Life
                       Insurance Company


Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE was established as a separate account under Connecticut law on October 9, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Investment Divisons.

EXPERTS
--------------------------------------------------------------------------------


INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with accounting principles generally accepted in the United States. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by James M. Hedreen, FSA, MAAA, Actuary, for Hartford, and are included in reliance upon his opinion as to their reasonableness.

DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the Certificates and will offer the Policies on a continuous basis. HESCO is an affiliate of Hartford. Both HESCO and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal address of HESCO is the same as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.

The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 20% of the premiums paid. Additionally, expense allowances, service fees and asset-based trail commissions may be paid.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owners or contract owners to purchase, hold or surrender variable insurance products.

The following table shows officers and directors of HESCO:


NAME AND PRINCIPAL
BUSINESS ADDRESS            POSITIONS AND OFFICES
--------------------------------------------------------------------
 David A. Carlson           Vice President
--------------------------------------------------------------------
 Timothy M. Fitch           Senior Vice President and Actuary
--------------------------------------------------------------------
 George R. Jay              Controller
--------------------------------------------------------------------
 Robert A. Kerzner          Executive Vice President, Director
--------------------------------------------------------------------
 Joseph F. Mahoney          Vice President
---------------------------------------------------------------
 Thomas M. Marra            President, Chief Executive Officer
                            and Chairman of the Board, Director
--------------------------------------------------------------------
 Christine Hayer Repasy     Senior Vice President, General
                            Counsel and Corporate Secretary,
                            Director
--------------------------------------------------------------------
 John C. Walters            Executive Vice President
--------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

SALES LOAD -- The Current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end load is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later.

Front-end sales loads cover the expenses related to the sale and distribution of the Certificates.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) may be reduced for certain sales of the Certificates. To qualify for this reduction, a plan must satisfy certain criteria as to, for example, the expected number of owners and the anticipated Face Amount of all Certificates under the plan. Generally, the sales contacts and effort and administrative costs per Certificate vary based on such factors as the size of the plan, the purpose for which the Certificates are purchased and certain characteristics of the plan's members. From time to time, we may modify on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Certificate Owners invested in ICMG Registered Variable Life Separate Account One.

UNDERWRITING PROCEDURES -- To purchase a Certificate you must submit an enrollment form to us. Within limits, you may choose the initial Premium and the initial Face Amount. Certificates generally will be issued only on the lives of insureds ages 79 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. No change in the terms or conditions of a Certificate will be made without your consent.

The cost of insurance charge is to cover our anticipated mortality costs. We use various underwriting procedures, including medical underwriting procedures, depending on the characteristics of the group to which the Policies are issued. The current cost of insurance rates for standard risks may be equal to or less than the 1980 Commissioners Standard Ordinary Mortality Table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the Insured's risk class. The use of simplified underwriting and guaranteed issue procedures may result in the cost of insurance charges being higher for some individuals than if medical underwriting procedures were used.

Cost of insurance rates are based on the age, sex (except where unisex rates apply), and rate class of the Insured and group mortality characteristics and the particular characteristics (such as the rate class structure) under the Policy that are agreed to by Hartford and the employer. The actual monthly cost of insurance rates will be based on our expectations as to future experience. We will determine the cost of insurance rate at the start of each Coverage Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.

The rate class of an Insured affects the cost of insurance rate. Hartford and the employer will agree to the number of classes and characteristics of each class. The classes may vary by smokers and nonsmokers, active and retired status, preferred and standard and/or any other nondiscriminatory classes agreed to by the employer. Where smoker and non-smoker divisions are provided, an Insured who is in the nonsmoker division of a rate class will have a lower cost of insurance than an Insured in the smoker division of the same rate class, even if each Insured has an identical Certificate.

Because the Cash Value and the Death Benefit Amount under a Certificate may vary from month to month, the cost of insurance charge may also vary on each Processing Date.

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------

INCREASES IN FACE AMOUNT -- At any time after purchasing a Certificate, You may request In Writing to change the Face Amount. In most cases, the minimum Face Amount of the Certificate is $50,000.

All requests to increase the Face Amount must be applied for on a new enrollment form. All requests will be subject to evidence of insurability satisfactory to Us and subject to Our rules then in effect. Any increase approved by Us will be effective on the Processing Date following the date We approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will reflect a charge for the increase. We reserve the right to limit the number of increases made under the Certificate to not more than one in any 12 month period.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES
AND CASH SURRENDER VALUES

The following tables illustrate how the death benefit, Cash Value and Cash Surrender Value of a Policy may change with the investment experience of the Separate Account. They show how the death benefit, Cash Value and Cash Surrender Value of a Certificate issued to an Insured of a given age would vary over time if the investment return on the assets held in each Portfolio were a uniform, gross annual rate of 0%, 6% and 12%. The death benefit, Cash Value and Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual Coverage Years. They assume that no Loans are made and that no partial withdrawals have been made. The tables are also based on the assumption that the owner has not requested an increase or decrease in the Face Amount and that no transfers have been made in any Coverage Years.

The tables illustrate a Certificate issued to a Male Insured, Age 45 in the Medical Non-Smoker Class with an Initial Face Amount of $250,000. The death benefit, Cash Value and Cash Surrender Value would be lower if the Insured was a smoker or in a special class since the cost of insurance charges would increase.


The tables reflect the fact that the net return on the assets held in the Investment Divisions is lower than the gross after-tax return of the Portfolios. This is because these tables assume an investment management fee and other estimated Portfolio expenses totaling 0.91%. The 0.91% figure is based on an average of the current management fees and expenses of the available Portfolios. Actual fees and expenses of the Portfolios associated with a Certificate may be more or less than 0.91%, will vary from year to year, and will depend on how the Cash Value is allocated.


As their headings indicate, the tables reflect the deductions of current contractual charges and guaranteed contractual charges for a single gross interest rate. These charges include the front-end sales load, the daily charge to the Separate Account for assuming mortality and expense risks, and the monthly administrative expense and cost of insurance charges. All tables assume a charge of 2.00% for taxes attributable to premiums, a 1.25% charge for the federal DAC tax and reflect the fact that no charges against the Separate Account are currently made for federal, state or local taxes attributable to the Policy or Certificate.

Each table also shows the amount to which the premiums would accumulate if an amount equal to those premiums were invested to earn interest, after taxes, at 5% compounded annually.

Upon request, Hartford will furnish a comparable illustration based on a proposed Certificate's specific circumstances.

STATEMENT OF ADDITIONAL INFORMATION                                            9

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.91% NET)



                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------
  END OF     ACCUMULATED               CASH                           CASH
  POLICY    AT 5% INTEREST   CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH
   YEAR        PER YEAR      VALUE     VALUE     BENEFIT    VALUE     VALUE     BENEFIT
----------------------------------------------------------------------------------------
   1             14,807     12,347    12,347     250,000   11,024    11,024     250,000
   2             30,355     24,455    24,455     250,000   21,876    21,876     250,000
   3             46,680     36,366    36,366     250,000   32,558    32,558     250,000
   4             63,821     48,101    48,101     250,000   43,076    43,076     250,000
   5             81,819     59,678    59,678     250,000   53,430    53,430     250,000
   6            100,717     71,098    71,098     250,000   63,625    63,625     250,000
   7            120,560     82,372    82,372     250,000   73,657    73,657     250,000
   8            126,588     80,946    80,946     250,000   71,210    71,210     250,000
   9            132,917     79,506    79,506     250,000   68,639    68,639     250,000
  10            139,563     78,046    78,046     250,000   65,922    65,922     250,000
  11            146,541     76,621    76,621     250,000   63,045    63,045     250,000
  12            153,868     75,146    75,146     250,000   59,985    59,985     250,000
  13            161,561     73,611    73,611     250,000   56,731    56,731     250,000
  14            169,639     72,013    72,013     250,000   53,260    53,260     250,000
  15            178,121     70,348    70,348     250,000   49,549    49,549     250,000
  16            187,027     68,437    68,437     250,000   45,562    45,562     250,000
  17            196,378     66,406    66,406     250,000   41,254    41,254     250,000
  18            206,197     64,262    64,262     250,000   36,570    36,570     250,000
  19            216,507     61,981    61,981     250,000   31,443    31,443     250,000
  20            227,332     59,546    59,546     250,000   25,800    25,800     250,000

  25            290,140     45,015    45,015     250,000        0         0           0
  30            370,300     25,035    25,035     250,000        0         0           0
----------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                               HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.09% NET)



                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------
  END OF     ACCUMULATED               CASH                           CASH
  POLICY    AT 5% INTEREST   CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH
   YEAR        PER YEAR      VALUE     VALUE     BENEFIT    VALUE     VALUE     BENEFIT
----------------------------------------------------------------------------------------
   1             14,807      13,100    13,100    250,000    11,727    11,727    250,000
   2             30,355      26,734    26,734    250,000    23,978    23,978    250,000
   3             46,680      40,967    40,967    250,000    36,783    36,783    250,000
   4             63,821      55,850    55,850    250,000    50,177    50,177    250,000
   5             81,819      71,432    71,432    250,000    64,195    64,195    250,000
   6            100,717      87,747    87,747    250,000    78,878    78,878    250,000
   7            120,560     104,842   104,842    250,000    94,263    94,263    250,000
   8            126,588     109,441   109,441    250,000    97,333    97,333    250,000
   9            132,917     114,242   114,242    251,587   100,456   100,456    250,000
  10            139,563     119,244   119,244    255,351   103,626   103,626    250,000
  11            146,541     124,564   124,564    259,477   106,841   106,841    250,000
  12            153,868     130,095   130,095    263,757   110,098   110,098    250,000
  13            161,561     135,840   135,840    268,159   113,400   113,400    250,000
  14            169,639     141,809   141,809    272,686   116,748   116,748    250,000
  15            178,121     148,013   148,013    277,346   120,140   120,140    250,000
  16            187,027     154,491   154,491    282,201   123,570   123,570    250,000
  17            196,378     161,211   161,211    287,204   127,030   127,030    250,000
  18            206,197     168,196   168,196    292,388   130,508   130,508    250,000
  19            216,507     175,448   175,448    297,769   133,990   133,990    250,000
  20            227,332     182,973   182,973    303,362   137,465   137,465    250,000

  25            290,140     225,433   225,433    335,280   154,534   154,534    250,000
  30            370,300     277,441   277,441    375,491   170,017   170,017    250,000
----------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.09% NET)



                                   CURRENT CHARGES*              GUARANTEED CHARGES**
               PREMIUMS     --------------------------------------------------------------
  END OF     ACCUMULATED                 CASH                           CASH
  POLICY    AT 5% INTEREST    CASH     SURRENDER    DEATH     CASH    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE      VALUE     BENEFIT    VALUE     VALUE     BENEFIT
------------------------------------------------------------------------------------------
   1             14,807        13,853    13,853     250,000   12,430    12,430     250,000
   2             30,355        29,102    29,102     250,000   26,165    26,165     250,000
   3             46,680        45,941    45,941     250,000   41,357    41,357     250,000
   4             63,821        64,564    64,564     250,000   58,177    58,177     250,000
   5             81,819        85,184    85,184     250,000   76,816    76,816     250,000
   6            100,717       108,016   108,016     258,189   97,496    97,496     250,000
   7            120,560       133,225   133,225     309,270  120,294   120,294     279,422
   8            126,588       147,039   147,039     331,625  131,669   131,669     297,149
   9            132,917       162,278   162,278     355,724  144,073   144,073     316,026
  10            139,563       179,082   179,082     381,721  157,585   157,585     336,129
  11            146,541       197,788   197,788     410,106  172,298   172,298     357,536
  12            153,868       218,403   218,403     440,751  188,311   188,311     380,331
  13            161,561       241,114   241,114     473,782  205,739   205,739     404,603
  14            169,639       266,132   266,132     509,387  224,703   224,703     430,448
  15            178,121       293,693   293,693     547,780  245,330   245,330     457,966
  16            187,027       324,114   324,114     589,312  267,753   267,753     487,266
  17            196,378       357,596   357,596     634,130  292,106   292,106     518,462
  18            206,197       394,472   394,472     682,575  318,530   318,530     551,678
  19            216,507       435,061   435,061     734,976  347,164   347,164     587,043
  20            227,332       479,724   479,724     791,693  378,163   378,163     624,698

  25            290,140       780,942   780,942   1,156,110  575,424   575,424     852,843
  30            370,300     1,269,784  1,269,784  1,710,601  863,638   863,638   1,165,100
------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                               HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.91% NET)



                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------
  END OF     ACCUMULATED               CASH                           CASH
  POLICY    AT 5% INTEREST   CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH
   YEAR        PER YEAR      VALUE     VALUE     BENEFIT    VALUE     VALUE     BENEFIT
----------------------------------------------------------------------------------------
   1             14,807     12,341    12,341     262,365   10,972    10,972     261,078
   2             30,355     24,426    24,426     274,471   21,714    21,714     271,839
   3             46,680     36,293    36,293     286,356   32,221    32,221     282,366
   4             63,821     47,961    47,961     298,041   42,493    42,493     292,657
   5             81,819     59,447    59,447     309,542   52,519    52,519     302,703
   6            100,717     70,747    70,747     320,858   62,295    62,295     312,500
   7            120,560     81,873    81,873     331,998   71,801    71,801     322,029
   8            126,588     80,293    80,293     330,419   68,804    68,804     319,043
   9            132,917     78,689    78,689     328,817   65,659    65,659     315,909
  10            139,563     77,053    77,053     327,184   62,340    62,340     312,605
  11            146,541     75,433    75,433     325,563   58,836    58,836     309,117
  12            153,868     73,741    73,741     323,876   55,129    55,129     305,426
  13            161,561     71,966    71,966     322,108   51,210    51,210     301,525
  14            169,639     70,104    70,104     320,253   47,066    47,066     297,399
  15            178,121     68,153    68,153     318,310   42,677    42,677     293,031
  16            187,027     65,826    65,826     316,014   38,015    38,015     288,391
  17            196,378     63,348    63,348     313,549   33,044    33,044     283,446
  18            206,197     60,734    60,734     310,946   27,720    27,720     278,151
  19            216,507     57,957    57,957     308,182   21,991    21,991     272,456
  20            227,332     55,000    55,000     305,240   15,809    15,809     266,311

  25            290,140     37,719    37,719     288,032        0         0           0
  30            370,300     15,273    15,273     265,681        0         0           0
----------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.09% NET)



                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------
  END OF     ACCUMULATED               CASH                           CASH
  POLICY    AT 5% INTEREST   CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH
   YEAR        PER YEAR      VALUE     VALUE     BENEFIT    VALUE     VALUE     BENEFIT
----------------------------------------------------------------------------------------
   1             14,807      13,093    13,093    263,054    11,671    11,671    261,721
   2             30,355      26,701    26,701    276,618    23,799    23,799    273,810
   3             46,680      40,883    40,883    290,751    36,396    36,396    286,367
   4             63,821      55,684    55,684    305,499    49,482    49,482    299,411
   5             81,819      71,147    71,147    320,906    63,065    63,065    312,952
   6            100,717      87,298    87,298    336,998    77,161    77,161    327,004
   7            120,560     104,177   104,177    353,816    91,772    91,772    341,571
   8            126,588     108,528   108,528    358,153    93,944    93,944    343,749
   9            132,917     113,039   113,039    362,651    96,026    96,026    345,839
  10            139,563     117,710   117,710    367,307    97,988    97,988    347,811
  11            146,541     122,641   122,641    372,216    99,808    99,808    349,643
  12            153,868     127,717   127,717    377,279   101,459   101,459    351,308
  13            161,561     132,932   132,932    382,483   102,922   102,922    352,787
  14            169,639     138,287   138,287    387,826   104,170   104,170    354,054
  15            178,121     143,788   143,788    393,314   105,172   105,172    355,077
  16            187,027     149,265   149,265    398,793   105,883   105,883    355,813
  17            196,378     154,835   154,835    404,356   106,249   106,249    356,208
  18            206,197     160,517   160,517    410,028   106,204   106,204    356,197
  19            216,507     166,288   166,288    415,791   105,670   105,670    355,705
  20            227,332     172,131   172,131    421,628   104,570   104,570    354,653

  25            290,140     202,757   202,757    452,216    87,835    87,835    338,261
  30            370,300     234,881   234,881    484,324    41,310    41,310    292,392
----------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

14                                               HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.09% NET)



                                   CURRENT CHARGES*              GUARANTEED CHARGES**
               PREMIUMS     --------------------------------------------------------------
  END OF     ACCUMULATED                 CASH                           CASH
  POLICY    AT 5% INTEREST    CASH     SURRENDER    DEATH     CASH    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE      VALUE     BENEFIT    VALUE     VALUE     BENEFIT
------------------------------------------------------------------------------------------
   1             14,807        13,846    13,846     263,740   12,371    12,371     262,362
   2             30,355        29,067    29,067     278,841   25,969    25,969     275,852
   3             46,680        45,846    45,846     295,484   40,916    40,916     290,681
   4             63,821        64,368    64,368     313,854   57,352    57,352     306,987
   5             81,819        84,835    84,835     334,151   75,423    75,423     324,916
   6            100,717       107,447   107,447     356,577   95,296    95,296     344,631
   7            120,560       132,446   132,446     381,367  117,140   117,140     366,303
   8            126,588       146,034   146,034     394,843  127,448   127,448     376,538
   9            132,917       161,029   161,029     409,715  138,661   138,661     387,672
  10            139,563       177,574   177,574     426,125  150,849   150,849     399,776
  11            146,541       196,000   196,000     444,386  164,101   164,101     412,934
  12            153,868       216,323   216,323     464,543  178,508   178,508     427,241
  13            161,561       238,734   238,734     486,772  194,184   194,184     442,806
  14            169,639       263,455   263,455     511,291  211,246   211,246     459,747
  15            178,121       290,728   290,728     542,250  229,821   229,821     478,190
  16            187,027       320,841   320,841     583,362  250,036   250,036     498,262
  17            196,378       353,985   353,985     627,726  272,026   272,026     520,097
  18            206,197       390,487   390,487     675,681  295,930   295,930     543,834
  19            216,507       430,666   430,666     727,552  321,895   321,895     569,619
  20            227,332       474,877   474,877     783,694  350,083   350,083     597,613

  25            290,140       773,048   773,048   1,144,424  531,456   531,456     787,677
  30            370,300     1,256,944  1,256,944  1,693,304  797,591   797,591   1,075,997
------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           15

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.91% NET)



                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------
  END OF     ACCUMULATED               CASH                           CASH
  POLICY    AT 5% INTEREST   CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH
   YEAR        PER YEAR      VALUE     VALUE     BENEFIT    VALUE     VALUE     BENEFIT
----------------------------------------------------------------------------------------
   1              6,300       5,143     5,143    250,000    3,972     3,972     250,000
   2             12,915      10,128    10,128    250,000    7,823     7,823     250,000
   3             19,861      14,993    14,993    250,000   11,549    11,549     250,000
   4             27,154      19,756    19,756    250,000   15,151    15,151     250,000
   5             34,812      24,434    24,434    250,000   18,619    18,619     250,000
   6             42,853      29,024    29,024    250,000   21,952    21,952     250,000
   7             51,296      33,536    33,536    250,000   25,133    25,133     250,000
   8             60,161      38,090    38,090    250,000   28,271    28,271     250,000
   9             69,469      42,559    42,559    250,000   31,231    31,231     250,000
  10             79,242      46,939    46,939    250,000   33,996    33,996     250,000
  11             89,504      51,262    51,262    250,000   36,560    36,560     250,000
  12            100,279      55,476    55,476    250,000   38,909    38,909     250,000
  13            111,593      59,577    59,577    250,000   41,041    41,041     250,000
  14            123,473      63,564    63,564    250,000   42,944    42,944     250,000
  15            135,947      67,439    67,439    250,000   44,607    44,607     250,000
  16            149,044      71,039    71,039    250,000   46,006    46,006     250,000
  17            162,796      74,504    74,504    250,000   47,113    47,113     250,000
  18            177,236      77,847    77,847    250,000   47,890    47,890     250,000
  19            192,398      81,054    81,054    250,000   48,293    48,293     250,000
  20            208,318      84,119    84,119    250,000   48,277    48,277     250,000

  25            300,684      97,567    97,567    250,000   40,273    40,273     250,000
  30            418,569     107,553   107,553    250,000   10,323    10,323     250,000
----------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

16                                               HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.09% NET)



                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------
  END OF     ACCUMULATED               CASH                           CASH
  POLICY    AT 5% INTEREST   CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH
   YEAR        PER YEAR      VALUE     VALUE     BENEFIT    VALUE     VALUE     BENEFIT
----------------------------------------------------------------------------------------
   1              6,300       5,460     5,460    250,000     4,248     4,248    250,000
   2             12,915      11,082    11,082    250,000     8,624     8,624    250,000
   3             19,861      16,910    16,910    250,000    13,133    13,133    250,000
   4             27,154      22,975    22,975    250,000    17,780    17,780    250,000
   5             34,812      29,302    29,302    250,000    22,564    22,564    250,000
   6             42,853      35,902    35,902    250,000    27,490    27,490    250,000
   7             51,296      42,797    42,797    250,000    32,552    32,552    250,000
   8             60,161      50,130    50,130    250,000    37,874    37,874    250,000
   9             69,469      57,789    57,789    250,000    43,331    43,331    250,000
  10             79,242      65,786    65,786    250,000    48,919    48,919    250,000
  11             89,504      74,198    74,198    250,000    54,643    54,643    250,000
  12            100,279      82,975    82,975    250,000    60,506    60,506    250,000
  13            111,593      92,137    92,137    250,000    66,520    66,520    250,000
  14            123,473     101,708   101,708    250,000    72,694    72,694    250,000
  15            135,947     111,716   111,716    250,000    79,037    79,037    250,000
  16            149,044     122,168   122,168    250,000    85,554    85,554    250,000
  17            162,796     133,125   133,125    250,000    92,248    92,248    250,000
  18            177,236     144,636   144,636    251,432    99,120    99,120    250,000
  19            192,398     156,623   156,623    265,821   106,174   106,174    250,000
  20            208,318     169,093   169,093    280,351   113,417   113,417    250,000

  25            300,684     239,667   239,667    356,449   153,481   153,481    250,000
  30            418,569     326,316   326,316    441,638   202,269   202,269    274,138
----------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           17

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.09% NET)



                                   CURRENT CHARGES*              GUARANTEED CHARGES**
               PREMIUMS     --------------------------------------------------------------
  END OF     ACCUMULATED                 CASH                           CASH
  POLICY    AT 5% INTEREST    CASH     SURRENDER    DEATH     CASH    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE      VALUE     BENEFIT    VALUE     VALUE     BENEFIT
------------------------------------------------------------------------------------------
   1              6,300         5,777     5,777     250,000    4,524     4,524    250,000
   2             12,915        12,073    12,073     250,000    9,461     9,461    250,000
   3             19,861        18,985    18,985     250,000   14,853    14,853    250,000
   4             27,154        26,598    26,598     250,000   20,751    20,751    250,000
   5             34,812        35,004    35,004     250,000   27,207    27,207    250,000
   6             42,853        44,288    44,288     250,000   34,283    34,283    250,000
   7             51,296        54,555    54,555     250,000   42,038    42,038    250,000
   8             60,161        66,049    66,049     250,000   50,678    50,678    250,000
   9             69,469        78,765    78,765     250,000   60,166    60,166    250,000
  10             79,242        92,837    92,837     250,000   70,597    70,597    250,000
  11             89,504       108,510   108,510     250,000   82,089    82,089    250,000
  12            100,279       125,872   125,872     254,018   94,776    94,776    250,000
  13            111,593       145,030   145,030     284,979  108,823   108,823    250,000
  14            123,473       166,147   166,147     318,012  124,415   124,415    250,000
  15            135,947       189,422   189,422     353,301  141,662   141,662    264,446
  16            149,044       215,114   215,114     391,125  160,437   160,437    291,968
  17            162,796       243,406   243,406     431,635  180,856   180,856    321,003
  18            177,236       274,576   274,576     475,113  203,042   203,042    351,660
  19            192,398       308,898   308,898     521,841  227,120   227,120    384,054
  20            208,318       346,678   346,678     572,127  253,225   253,225    418,309

  25            300,684       601,581   601,581     890,582  419,944   419,944    622,404
  30            418,569     1,015,361  1,015,361  1,367,853  664,634   664,634    896,631
------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

18                                               HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.91% NET)



                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------
  END OF     ACCUMULATED               CASH                           CASH
  POLICY    AT 5% INTEREST   CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH
   YEAR        PER YEAR      VALUE     VALUE     BENEFIT    VALUE     VALUE     BENEFIT
----------------------------------------------------------------------------------------
   1              6,300      5,140     5,140     255,157    3,951     3,951     254,050
   2             12,915     10,116    10,116     260,146    7,761     7,761     257,872
   3             19,861     14,962    14,962     265,003   11,424    11,424     261,547
   4             27,154     19,698    19,698     269,748   14,936    14,936     265,071
   5             34,812     24,339    24,339     274,397   18,287    18,287     268,436
   6             42,853     28,880    28,880     278,946   21,472    21,472     271,634
   7             51,296     33,331    33,331     283,405   24,470    24,470     274,647
   8             60,161     37,812    37,812     287,893   27,384    27,384     277,579
   9             69,469     42,192    42,192     292,281   30,075    30,075     280,288
  10             79,242     46,464    46,464     296,563   32,520    32,520     282,753
  11             89,504     50,654    50,654     300,760   34,707    34,707     284,962
  12            100,279     54,705    54,705     304,821   36,619    36,619     286,897
  13            111,593     58,606    58,606     308,735   38,250    38,250     288,551
  14            123,473     62,355    62,355     312,496   39,585    39,585     289,911
  15            135,947     65,949    65,949     316,104   40,608    40,608     290,959
  16            149,044     69,109    69,109     319,300   41,289    41,289     291,669
  17            162,796     72,063    72,063     322,270   41,595    41,595     292,006
  18            177,236     74,825    74,825     325,049   41,482    41,482     291,927
  19            192,398     77,371    77,371     327,613   40,899    40,899     291,383
  20            208,318     79,683    79,683     329,944   39,798    39,798     290,325

  25            300,684     87,965    87,965     338,320   25,159    25,159     275,950
  30            418,569     89,828    89,828     340,298        0         0           0
----------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           19

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.09% NET)



                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------
  END OF     ACCUMULATED               CASH                           CASH
  POLICY    AT 5% INTEREST   CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH
   YEAR        PER YEAR      VALUE     VALUE     BENEFIT    VALUE     VALUE     BENEFIT
----------------------------------------------------------------------------------------
   1              6,300       5,457     5,457    255,447     4,226     4,226    254,304
   2             12,915      11,068    11,068    261,045     8,556     8,556    258,626
   3             19,861      16,875    16,875    266,836    12,988    12,988    263,049
   4             27,154      22,906    22,906    272,847    17,522    17,522    267,574
   5             34,812      29,184    29,184    279,105    22,150    22,150    272,194
   6             42,853      35,717    35,717    285,615    26,867    26,867    276,904
   7             51,296      42,524    42,524    292,399    31,656    31,656    281,686
   8             60,161      49,743    49,743    299,594    36,627    36,627    286,652
   9             69,469      57,259    57,259    307,084    41,640    41,640    291,661
  10             79,242      65,075    65,075    314,874    46,671    46,671    296,691
  11             89,504      73,251    73,251    323,020    51,705    51,705    301,725
  12            100,279      81,728    81,728    331,471    56,722    56,722    306,743
  13            111,593      90,509    90,509    340,226    61,709    61,709    311,733
  14            123,473      99,603    99,603    349,293    66,649    66,649    316,677
  15            135,947     109,022   109,022    358,685    71,517    71,517    321,551
  16            149,044     118,560   118,560    368,213    76,276    76,276    326,319
  17            162,796     128,394   128,394    378,022    80,881    80,881    330,937
  18            177,236     138,553   138,553    388,153    85,276    85,276    335,350
  19            192,398     149,023   149,023    398,596    89,392    89,392    339,490
  20            208,318     159,801   159,801    409,348    93,161    93,161    343,289

  25            300,684     219,044   219,044    468,438   104,457   104,457    354,819
  30            418,569     287,678   287,678    536,907    93,268    93,268    344,150
----------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

20                                               HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.09% NET)



                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------
  END OF     ACCUMULATED               CASH                           CASH
  POLICY    AT 5% INTEREST   CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH
   YEAR        PER YEAR      VALUE     VALUE     BENEFIT    VALUE     VALUE     BENEFIT
----------------------------------------------------------------------------------------
   1              6,300       5,774     5,774     255,736    4,501     4,501    254,557
   2             12,915      12,058    12,058     261,976    9,385     9,385    259,409
   3             19,861      18,945    18,945     268,810   14,687    14,687    264,674
   4             27,154      26,516    26,516     276,322   20,445    20,445    270,392
   5             34,812      34,859    34,859     284,597   26,694    26,694    276,598
   6             42,853      44,051    44,051     293,716   33,481    33,481    283,338
   7             51,296      54,192    54,192     303,774   40,837    40,837    290,645
   8             60,161      65,516    65,516     315,004   48,939    48,939    298,692
   9             69,469      78,004    78,004     327,391   57,709    57,709    307,403
  10             79,242      91,774    91,774     341,049   67,192    67,192    316,825
  11             89,504     107,039   107,039     356,184   77,449    77,449    327,014
  12            100,279     123,859   123,859     372,867   88,541    88,541    338,033
  13            111,593     142,388   142,388     391,247  100,546   100,546    349,958
  14            123,473     162,807   162,807     411,501  113,544   113,544    362,870
  15            135,947     185,316   185,316     433,828  127,619   127,619    376,851
  16            149,044     210,046   210,046     458,363  142,852   142,852    391,983
  17            162,796     237,307   237,307     485,402  159,326   159,326    408,348
  18            177,236     267,390   267,390     515,238  177,123   177,123    426,030
  19            192,398     300,576   300,576     548,154  196,325   196,325    445,110
  20            208,318     337,186   337,186     584,464  217,027   217,027    465,680

  25            300,684     585,703   585,703     867,077  347,382   347,382    595,211
  30            418,569     989,537   989,537   1,333,064  535,192   535,192    781,909
----------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life and Annuity Insurance Company
ICMG Registered Variable Life Separate Account One
OmniSource and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One OmniSource (Hartford Advisers Investment, Hartford Bond Investment, Hartford Capital Appreciation Investment, Hartford Money Market Investment, Hartford Stock Investment, Neuberger Berman AMT Partners Investment, Neuberger Berman AMT Balanced Investment, Neuberger Berman AMT Limited Maturity Bond Investment, Fidelity VIP Fund Equity-Income Investment, Fidelity VIP Fund High Income Investment, Fidelity VIP Fund Overseas Investment, Fidelity VIP Fund II Asset Manager Investment, Alger American Small Capitalization Investment, Alger American Growth Investment, J.P. Morgan Bond Investment, J.P. Morgan U.S. Disciplined Equity Investment, J.P. Morgan Small Company Investment, J.P. Morgan International Opportunities Investment, MSDW Universal Funds Fixed Income Investment, MSDW Universal Funds High Yield Investment, MSDW Universal Funds Equity Growth Investment, MSDW Universal Funds Value Investment, MSDW Universal Funds Global Equity Investment, MSDW Universal Funds Emerging Markets Equity Investment, MSDW Universal Funds Mid-Cap Investment, MSDW Universal Funds Technology Investment, BT Equity 500 Index Investment, BT Small Cap Index Investment, BT EAFE Equity Index Investment, American Funds Asset Allocation Investment, American Funds Global Growth Investment, American Funds Global Small Capitalization Investment, American Funds Growth Investment, American Funds International Investment, Janus Aspen Aggressive Growth Investment, Janus Aspen Balanced Investment, Janus Aspen Flexible Income Investment, Janus Aspen International Growth Investment, Janus Aspen Wordwide Growth Investment, MFS Capital Opportunities Investment, MFS Emerging Growth Investment, MFS Investors Trust Investment, MFS High Income Investment, MFS New Discovery Investment, Franklin Small Cap Investment, Franklin Strategic Income Securities Investment, Franklin Templeton Mutual Shares Securities Investment, Templeton Growth Securities Investment and Templeton International Securities Investment) (collectively, the Account), as of December 31, 2001, and the related statements of operations for the year then ended and the statements of changes in net assets for the periods presented in the three years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of their operations for the year then ended and the changes in their net assets for the periods presented in the three years then ended in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
February 22, 2002                                            ARTHUR ANDERSEN LLP

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Assets & Liabilities
--------------------------------------------------------------------------------

 December 31, 2001                  Hartford     Hartford     Hartford       Hartford     Hartford
                                    Advisers     Bond         Capital        Money        Stock
                                    Investment   Investment   Appreciation   Market       Investment
                                    Division     Division     Investment     Investment   Division
                                                              Division       Division
 ------------------------------------------------------------------------------------------------
 ASSETS:
 INVESTMENTS IN THE HARTFORD HLS
 MUTUAL FUNDS:
 ------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS FUND, INC.
 -CLASS IA
  Shares 319,037
  Cost $832,090
  ...............................................................................................
    Market Value                     $747,705    $       --    $       --    $       --   $    --
 ------------------------------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. -
 CLASS IA
  Shares 2,058,363
  Cost $2,182,553
  ...............................................................................................
    Market Value                           --     2,358,792            --            --        --
 ------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. - CLASS IA
  Shares 578,295
  Cost $3,089,093
  ...............................................................................................
    Market Value                           --            --     2,298,609            --        --
 ------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS FUND,
 INC. - CLASS IA
  Shares 4,588,351
  Cost $4,588,351
  ...............................................................................................
    Market Value                           --            --            --     4,588,351        --
 ------------------------------------------------------------------------------------------------
 HARTFORD STOCK HLS FUND, INC. -
 CLASS IA
  Shares 13,540
  Cost $70,826
  ...............................................................................................
    Market Value                            -             -             -             -    64,121
 ------------------------------------------------------------------------------------------------
 Receivable from Hartford Life and
  Annuity Insurance Company                --         3,798         5,308            --        --
  ...............................................................................................
 Receivable from fund shares sold         944            --            --        39,139       398
  ...............................................................................................
 Other assets                              --            --            --        24,616        --
  ...............................................................................................
 TOTAL ASSETS                         748,649     2,362,590     2,303,917     4,652,106    64,519
  ...............................................................................................
 LIABILITIES:
 Payable to Hartford Life and
  Annuity Insurance Company             1,245            --            --        69,317       687
  ...............................................................................................
 Payable for fund shares purchased         --           778           423            --        --
  ...............................................................................................
 Other liabilities                         --         3,688            --            --        --
  ...............................................................................................
 TOTAL LIABILITIES                      1,245         4,466           423        69,317       687
 ------------------------------------------------------------------------------------------------
 NET ASSETS                          $747,404    $2,358,124    $2,303,494    $4,582,789   $63,832
 ------------------------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 Units owned by participants           78,325       169,830       115,149       367,068     7,670
 Unit price                          $   9.54    $    13.89    $    20.00    $    12.48   $  8.32
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

 December 31, 2001                  Neuberger    Neuberger    Fidelity     Fidelity
                                    Berman       Berman       VIP Fund     VIP Fund
                                    AMT          AMT          Equity-Income High
                                    Partners     Balanced     Investment   Income
                                    Investment   Investment   Division     Investment
                                    Division     Division                  Division
 ----------------------------------------------------------------------------------
 ASSETS:
 INVESTMENTS IN NEUBERGER BERMAN
 ADVISERS MANAGEMENT TRUST:
 PARTNERS PORTFOLIO
  Shares 93,606
  Cost $3,267,664
  .................................................................................
    Market Value                    $1,413,453    $     --    $       --   $     --
 ----------------------------------------------------------------------------------
 BALANCED PORTFOLIO
  Shares 1,035
  Cost $10,269
  .................................................................................
    Market Value                            --      10,000            --         --
 ----------------------------------------------------------------------------------
 INVESTMENTS IN FIDELITY VARIABLE
 INSURANCE PRODUCTS FUNDS:
 ----------------------------------------------------------------------------------
 EQUITY-INCOME PORTFOLIO
  Shares 53,265
  Cost $1,259,702
  .................................................................................
    Market Value                            --          --     1,211,774         --
 ----------------------------------------------------------------------------------
 HIGH INCOME PORTFOLIO
  Shares 19,245
  Cost $215,119
  .................................................................................
    Market Value                            --          --            --    123,363
 ----------------------------------------------------------------------------------
 Receivable from Hartford Life and
  Annuity Insurance Company             29,233          --            --     11,972
  .................................................................................
 Receivable from fund shares sold           --          --            --         --
  .................................................................................
 Other assets                               --          --             1         --
  .................................................................................
 TOTAL ASSETS                        1,442,686      10,000     1,211,775    135,335
  .................................................................................
 LIABILITIES:
 Payable to Hartford Life and
  Annuity Insurance Company                 --         429           321         --
  .................................................................................
 Payable for fund shares purchased          --          --            --         --
  .................................................................................
 Other liabilities                          --          --            --         --
  .................................................................................
 TOTAL LIABILITIES                          --         429           321         --
 ----------------------------------------------------------------------------------
 NET ASSETS                         $1,442,686    $  9,571    $1,211,454   $135,335
 ----------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 Units owned by participants           100,459         663        79,405     16,513
 Unit price                         $    14.36    $  14.44    $    15.26   $   8.20
 ----------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

 December 31, 2001                  Fidelity     Fidelity   Alger        Alger        J.P.
                                    VIP Fund     VIP Fund   American     American     Morgan
                                    Overseas     II         Small        Growth       Bond
                                    Investment   Asset      Capitalization Investment Investment
                                    Division     Manager    Investment   Division     Division
                                                 Investment Division
                                                 Division
 ASSETS:
 INVESTMENTS IN FIDELITY VARIABLE
 INSURANCE PRODUCTS FUNDS:
 -----------------------------------------------------------------------------------------------
 OVERSEAS PORTFOLIO
  Shares 15,950
  Cost $302,530
  ..............................................................................................
    Market Value                     $221,381    $     --    $     --    $       --   $       --
 -----------------------------------------------------------------------------------------------
 INVESTMENTS IN FIDELITY VARIABLE
 INSURANCE PRODUCTS FUNDS II:
 -----------------------------------------------------------------------------------------------
 ASSET MANAGER PORTFOLIO
  Shares 13,286
  Cost $221,833
  ..............................................................................................
    Market Value                           --     192,784          --            --           --
 -----------------------------------------------------------------------------------------------
 INVESTMENTS IN THE ALGER AMERICAN
 FUNDS:
 -----------------------------------------------------------------------------------------------
 ALGER AMERICAN SMALL
 CAPITALIZATION PORTFOLIO
  Shares 32,722
  Cost $943,214
  ..............................................................................................
    Market Value                           --          --     541,543            --           --
 -----------------------------------------------------------------------------------------------
 ALGER AMERICAN GROWTH PORTFOLIO
  Shares 98,555
  Cost $4,562,496
  ..............................................................................................
    Market Value                           --          --          --     3,623,865           --
 -----------------------------------------------------------------------------------------------
 INVESTMENTS IN J.P. MORGAN
 SERIES TRUST II:
 -----------------------------------------------------------------------------------------------
 J.P. MORGAN BOND PORTFOLIO
  Shares 92,774
  Cost $1,085,358
  ..............................................................................................
    Market Value                           --          --          --            --    1,077,108
 -----------------------------------------------------------------------------------------------
 Receivable from Hartford Life and
  Annuity Insurance Company               199          --          --            --           --
  ..............................................................................................
 Receivable from fund shares sold          --          --          --            --           --
  ..............................................................................................
 Other assets                              --          --          --            --           --
  ..............................................................................................
 TOTAL ASSETS                         221,580     192,784     541,543     3,623,865    1,077,108
  ..............................................................................................
 LIABILITIES:
 Payable to Hartford Life and
  Annuity Insurance Company                --         289         177           177           39
  ..............................................................................................
 Payable for fund shares purchased         --          --          --            --           --
  ..............................................................................................
 Other liabilities                         --          --          --            --           --
  ..............................................................................................
 TOTAL LIABILITIES                         --         289         177           177           39
 -----------------------------------------------------------------------------------------------
 NET ASSETS                          $221,580    $192,495    $541,366    $3,623,688   $1,077,069
 -----------------------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 Units owned by participants           19,559      13,891      59,690       203,391       88,004
 Unit price                          $  11.33    $  13.86    $   9.07    $    17.82   $    12.24
 -----------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

 December 31, 2001                  J.P. Morgan    J.P. Morgan  J.P. Morgan    MSDW         MSDW
                                    U.S.           Small        International  Universal    Universal
                                    Disciplined    Company      Opportunities  Funds Fixed  Funds
                                    Equity         Investment   Investment     Income       High
                                    Investment     Division     Division       Investment   Yield
                                    Division                                   Division     Investment
                                                                                            Division
 ASSETS:
 INVESTMENTS IN J.P. MORGAN
 SERIES TRUST II:
 ---------------------------------------------------------------------------------------------------
 J.P. MORGAN U.S. DISCIPLINED
 EQUITY PORTFOLIO
  Shares 715,498
  Cost $11,010,189
  ..................................................................................................
    Market Value                     $9,344,406    $       --    $       --    $       --   $     --
 ---------------------------------------------------------------------------------------------------
 J.P. MORGAN SMALL COMPANY
 PORTFOLIO
  Shares 88,833
  Cost $1,188,429
  ..................................................................................................
    Market Value                                    1,174,376            --            --         --
 ---------------------------------------------------------------------------------------------------
 J.P. MORGAN INTERNATIONAL
 OPPORTUNITIES PORTFOLIO
  Shares 461,838
  Cost $5,068,184
  ..................................................................................................
    Market Value                             --            --     4,087,270            --         --
 ---------------------------------------------------------------------------------------------------
 INVESTMENTS IN THE MORGAN STANLEY
 DEAN WITTER UNIVERSAL
 FUNDS, INC.:
 ---------------------------------------------------------------------------------------------------
 FIXED INCOME PORTFOLIO
  Shares 706,870
  Cost $7,449,805
  ..................................................................................................
    Market Value                             --            --            --     7,669,534         --
 ---------------------------------------------------------------------------------------------------
 HIGH YIELD PORTFOLIO
  Shares 17,191
  Cost $162,418
  ..................................................................................................
    Market Value                             --            --            --            --    115,870
 ---------------------------------------------------------------------------------------------------
 Receivable from Hartford Life and
  Annuity Insurance Company                  --            --            --            --         34
  ..................................................................................................
 Receivable from fund shares sold            --            --            --            --         --
  ..................................................................................................
 Other assets                                --            --            --            --         --
  ..................................................................................................
 TOTAL ASSETS                         9,344,406     1,174,376     4,087,270     7,669,534    115,904
  ..................................................................................................
 LIABILITIES:
 Payable to Hartford Life and
  Annuity Insurance Company                 475            91           293           641         --
  ..................................................................................................
 Payable for fund shares purchased           --            --            --            --         --
  ..................................................................................................
 Other liabilities                           --            --            --            --         --
  ..................................................................................................
 TOTAL LIABILITIES                          475            91           293           641         --
 ---------------------------------------------------------------------------------------------------
 NET ASSETS                          $9,343,931    $1,174,285    $4,086,977    $7,668,893   $115,904
 ---------------------------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 Units owned by participants            825,235       103,376       430,846       605,234     12,555
 Unit price                          $    11.32    $    11.36    $     9.49    $    12.67   $   9.23
 ---------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

 December 31, 2001                  MSDW         MSDW      MSDW         MSDW         MSDW
                                    Universal    Universal Universal    Universal    Universal
                                    Funds        Funds     Funds        Funds        Funds
                                    Equity       Value     Global       Emerging     Mid-Cap
                                    Growth       Investment Equity      Markets      Investment
                                    Investment   Division  Investment   Equity       Division
                                    Division               Division     Investment
                                                                        Division
 ASSETS:
 INVESTMENTS IN THE MORGAN STANLEY
 DEAN WITTER UNIVERSAL
 FUNDS, INC.:
 --------------------------------------------------------------------------------------------
 EQUITY GROWTH PORTFOLIO
  Shares 19,613
  Cost $276,065
  ...........................................................................................
    Market Value                     $278,708     $   --    $     --    $       --   $     --
 --------------------------------------------------------------------------------------------
 VALUE PORTFOLIO
  Shares 45
  Cost $580
  ...........................................................................................
    Market Value                           --        573          --            --         --
 --------------------------------------------------------------------------------------------
 GLOBAL EQUITY PORTFOLIO
  Shares 46,427
  Cost $568,652
  ...........................................................................................
    Market Value                           --         --     563,165            --         --
 --------------------------------------------------------------------------------------------
 EMERGING MARKETS EQUITY PORTFOLIO
  Shares 188,728
  Cost $2,223,729
  ...........................................................................................
    Market Value                           --         --          --     1,251,264         --
 --------------------------------------------------------------------------------------------
 MID-CAP GROWTH PORTFOLIO
  Shares 68,338
  Cost $756,352
  ...........................................................................................
    Market Value                           --         --          --            --    596,590
 --------------------------------------------------------------------------------------------
 Receivable from Hartford Life and
  Annuity Insurance Company                --         --          --           143         --
  ...........................................................................................
 Receivable from fund shares sold          --         --          --            --         --
  ...........................................................................................
 Other assets                              --         --          --            --         --
  ...........................................................................................
 TOTAL ASSETS                         278,708        573     563,165     1,251,407    596,590
  ...........................................................................................
 LIABILITIES:
 Payable to Hartford Life and
  Annuity Insurance Company               229        190         132            --        767
  ...........................................................................................
 Payable for fund shares purchased         --         --          --            --         --
  ...........................................................................................
 Other liabilities                         --         --          --            --         --
  ...........................................................................................
 TOTAL LIABILITIES                        229        190         132            --        767
 --------------------------------------------------------------------------------------------
 NET ASSETS                          $278,479     $  383    $563,033    $1,251,407   $595,823
 --------------------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 Units owned by participants           23,014         31      47,396       142,848     82,151
 Unit price                          $  12.10     $12.34    $  11.88    $     8.76   $   7.26
 --------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

 December 31, 2001                  MSDW        BT Equity    BT Small   BT EAFE    American
                                    Universal   500 Index    Cap Index  Equity     Funds
                                    Funds       Investment   Investment Index      Asset
                                    Technology  Division     Division   Investment Allocation
                                    Investment                          Division   Investment
                                    Division                                       Division
 ASSETS:
 INVESTMENTS IN THE MORGAN STANLEY
 DEAN WITTER UNIVERSAL
 FUNDS, INC.:
 ------------------------------------------------------------------------------------------
 TECHNOLOGY PORTFOLIO
  Shares 13,961
  Cost $123,527
  .........................................................................................
    Market Value                     $67,570    $       --   $     --   $     --   $    --
 ------------------------------------------------------------------------------------------
 INVESTMENTS IN BT INSURANCE FUND
 TRUST:
 ------------------------------------------------------------------------------------------
 EQUITY 500 INDEX FUND
  Shares 213,420
  Cost $2,528,435
  .........................................................................................
    Market Value                          --     2,556,769         --         --        --
 ------------------------------------------------------------------------------------------
 SMALL CAP INDEX FUND
  Shares 73,844
  Cost $846,565
  .........................................................................................
    Market Value                          --            --    792,344         --        --
 ------------------------------------------------------------------------------------------
 EAFE EQUITY INDEX FUND
  Shares 63,562
  Cost $676,079
  .........................................................................................
    Market Value                          --            --         --    533,282        --
 ------------------------------------------------------------------------------------------
 INVESTMENTS IN AMERICAN FUNDS
 INSURANCE SERIES:
 ------------------------------------------------------------------------------------------
 ASSET ALLOCATION FUND - CLASS 2
  Shares 4,764
  Cost $72,036
  .........................................................................................
    Market Value                          --            --         --         --    67,889
 ------------------------------------------------------------------------------------------
 Receivable from Hartford Life and
  Annuity Insurance Company                2         2,273         --        169        47
  .........................................................................................
 Receivable from fund shares sold         --            --         --         --        --
  .........................................................................................
 Other assets                             --            --         --         --        --
  .........................................................................................
 TOTAL ASSETS                         67,572     2,559,042    792,344    533,451    67,936
  .........................................................................................
 LIABILITIES:
 Payable to Hartford Life and
  Annuity Insurance Company               --            --        165         --        --
  .........................................................................................
 Payable for fund shares purchased        --            --         --         --        --
  .........................................................................................
 Other liabilities                        --            --         --         --        --
  .........................................................................................
 TOTAL LIABILITIES                        --            --        165         --        --
 ------------------------------------------------------------------------------------------
 NET ASSETS                          $67,572    $2,559,042   $792,179   $533,451   $67,936
 ------------------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 Units owned by participants          15,671       223,138     72,523     61,286     6,488
  .........................................................................................
 Unit price                          $  4.31    $    11.47   $  10.92   $   8.70   $ 10.47
 ------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

 December 31, 2001                  American     American  American     American   Janus
                                    Funds        Funds     Funds        Funds      Aspen
                                    Global       Global    Growth       International Aggressive
                                    Growth       Small     Investment   Investment Growth
                                    Investment   Capitalization Division Division  Investment
                                    Division     Investment                        Division
                                                 Division
 ASSETS:
 INVESTMENTS IN AMERICAN FUNDS
 INSURANCE SERIES:
 -------------------------------------------------------------------------------------------
 GLOBAL GROWTH FUND - CLASS 2
  Shares 38,268
  Cost $656,782
  ..........................................................................................
    Market Value                     $512,031    $    --   $       --   $     --   $     --
 -------------------------------------------------------------------------------------------
 GLOBAL SMALL CAPITALIZATION FUND
 -CLASS 2
  Shares 2,219
  Cost $35,128
  ..........................................................................................
    Market Value                           --     25,479           --         --         --
 -------------------------------------------------------------------------------------------
 GROWTH FUND - CLASS 2
  Shares 36,952
  Cost $2,476,363
  ..........................................................................................
    Market Value                           --         --    1,628,862         --         --
 -------------------------------------------------------------------------------------------
 INTERNATIONAL FUND - CLASS 2
  Shares 45,594
  Cost $921,969
  ..........................................................................................
    Market Value                           --         --           --    545,766         --
 -------------------------------------------------------------------------------------------
 INVESTMENTS IN JANUS ASPEN
 SERIES:
 -------------------------------------------------------------------------------------------
 AGGRESSIVE GROWTH PORTFOLIO
  Shares 29,015
  Cost $1,099,393
  ..........................................................................................
    Market Value                           --         --           --         --    630,504
 -------------------------------------------------------------------------------------------
 Receivable from Hartford Life and
  Annuity Insurance Company                --          2        1,178         --        151
  ..........................................................................................
 Receivable from fund shares sold          --         --           --         --         --
  ..........................................................................................
 Other assets                              --         --           --         --         --
  ..........................................................................................
 TOTAL ASSETS                         512,031     25,481    1,630,040    545,766    630,655
  ..........................................................................................
 LIABILITIES:
 Payable to Hartford Life and
  Annuity Insurance Company                37         --           --         23         --
  ..........................................................................................
 Payable for fund shares purchased         --         --           --         --         --
  ..........................................................................................
 Other liabilities                         --         --           --         --         --
  ..........................................................................................
 TOTAL LIABILITIES                         37         --           --         23         --
 -------------------------------------------------------------------------------------------
 NET ASSETS                          $511,994    $25,481   $1,630,040   $545,743   $630,655
 -------------------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 Units owned by participants           68,664      3,326      197,319     78,575    123,758
 Unit price                          $   7.46    $  7.66   $     8.26   $   6.95   $   5.10
 --------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

 December 31, 2001                  Janus Aspen    Janus      Janus      Janus      MFS
                                    Balanced       Aspen      Aspen      Aspen      Capital
                                    Investment     Flexible   International Worldwide Opportunities
                                    Division       Income     Growth     Growth     Investment
                                                   Investment Investment Investment Division
                                                   Division   Division   Division
 ASSETS:
 INVESTMENTS IN JANUS ASPEN
 SERIES:
 --------------------------------------------------------------------------------------------
 BALANCED PORTFOLIO
  Shares 56,864
  Cost $1,475,482
  ...........................................................................................
    Market Value                     $1,325,503    $     --   $     --   $     --   $     --
 --------------------------------------------------------------------------------------------
 FLEXIBLE INCOME PORTFOLIO
  Shares 44,891
  Cost $518,055
  ...........................................................................................
    Market Value                             --     537,798         --         --         --
 --------------------------------------------------------------------------------------------
 INTERNATIONAL GROWTH PORTFOLIO
  Shares 5,740
  Cost $195,413
  ...........................................................................................
    Market Value                             --          --    133,742         --         --
 --------------------------------------------------------------------------------------------
 WORLDWIDE GROWTH PORTFOLIO
  Shares 19,468
  Cost $671,622
  ...........................................................................................
    Market Value                             --          --         --    552,495         --
 --------------------------------------------------------------------------------------------
 INVESTMENTS IN MFS VARIABLE
 INSURANCE TRUST:
 --------------------------------------------------------------------------------------------
 CAPITAL OPPORTUNITIES SERIES
  Shares 16,927
  Cost $332,338
  ...........................................................................................
    Market Value                             --          --         --         --    229,534
 --------------------------------------------------------------------------------------------
 Receivable from Hartford Life and
  Annuity Insurance Company                  --          --        293         --         --
  ...........................................................................................
 Receivable from fund shares sold            --          --         --         --         --
  ...........................................................................................
 Other assets                                 -           -          -          -          -
  ...........................................................................................
 TOTAL ASSETS                         1,325,503     537,798    134,035    552,495    229,534
  ...........................................................................................
 LIABILITIES:
 Payable to Hartford Life and
  Annuity Insurance Company                 197         344         --        165        258
  ...........................................................................................
 Payable for fund shares purchased           --          --         --         --         --
  ...........................................................................................
 Other liabilities
  ...........................................................................................
 TOTAL LIABILITIES                          197         344         --        165        258
 --------------------------------------------------------------------------------------------
 NET ASSETS                          $1,325,306    $537,454   $134,035   $552,330   $229,276
 --------------------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 Units owned by participants            135,135      47,079     19,259     77,155     30,766
  ...........................................................................................
 Unit price                          $     9.81    $  11.42   $   6.96   $   7.16   $   7.45
 --------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

 December 31, 2001                  MFS         MFS          MFS        MFS        Franklin
                                    Emerging    Investors    High       New        Small
                                    Growth      Trust        Income     Discovery  Cap
                                    Investment  Investment   Investment Investment Investment
                                    Division    Division     Division   Division   Division
 ASSETS:
 INVESTMENTS IN MFS VARIABLE
 INSURANCE TRUST:
 ------------------------------------------------------------------------------------------
 EMERGING GROWTH SERIES
  Shares 5,772
  Cost $183,043
  .........................................................................................
    Market Value                     $103,786   $       --   $     --   $     --   $     --
 ------------------------------------------------------------------------------------------
 INVESTORS TRUST SERIES
  Shares 49,834
  Cost $955,615
  .........................................................................................
    Market Value                           --      853,664         --         --         --
 ------------------------------------------------------------------------------------------
 HIGH INCOME SERIES
  Shares 9,296
  Cost $92,377
  .........................................................................................
    Market Value                           --           --     85,708         --         --
 ------------------------------------------------------------------------------------------
 NEW DISCOVERY SERIES
  Shares 44,086
  Cost $737,410
  .........................................................................................
    Market Value                           --           --         --    673,195         --
 ------------------------------------------------------------------------------------------
 INVESTMENTS IN FRANKLIN TEMPLETON
 VARIABLE INSURANCE PRODUCTS
 TRUST:
 ------------------------------------------------------------------------------------------
 FRANKLIN SMALL CAP FUND -
 CLASS 2
  Shares 29,343
  Cost $539,446
  .........................................................................................
    Market Value                           --           --         --         --    523,764
 ------------------------------------------------------------------------------------------
 Receivable from Hartford Life and
  Annuity Insurance Company                22          463         --         --      1,042
  .........................................................................................
 Receivable from fund shares sold          --           --         --         --         --
  .........................................................................................
 Other assets                              --           --         --         --         --
  .........................................................................................
 TOTAL ASSETS                         103,808      854,127     85,708    673,195    524,806
  .........................................................................................
 LIABILITIES:
 Payable to Hartford Life and
  Annuity Insurance Company                --           --        523         94         --
  .........................................................................................
 Payable for fund shares purchased         --           --         --         --         --
  .........................................................................................
 Other liabilities                         --           --         --         --         --
  .........................................................................................
 TOTAL LIABILITIES                         --           --        523         94         --
 ------------------------------------------------------------------------------------------
 NET ASSETS                          $103,808   $  854,127   $ 85,185   $673,101   $524,806
 ------------------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 Units owned by participants           16,810      100,492      8,913     68,469     65,444
 Unit price                          $   6.18   $     8.50   $   9.56   $   9.83   $   8.02
 ------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

 December 31, 2001                  Franklin    Franklin     Templeton  Templeton
                                    Strategic   Templeton    Growth     International
                                    Income      Mutual       Securities Securities
                                    Securities  Shares       Investment Investment
                                    Investment  Securities   Division   Division
                                    Division    Investment
                                                Division
 ASSETS:
 INVESTMENTS IN FRANKLIN TEMPLETON
 VARIABLE INSURANCE PRODUCTS
 TRUST:
 --------------------------------------------------------------------------------
 FRANKLIN STRATEGIC INCOME
 SECURITIES FUND - CLASS 2
  Shares 68
  Cost $686
  ...............................................................................
    Market Value                      $  671     $      --    $    --    $    --
 --------------------------------------------------------------------------------
 MUTUAL SHARES SECURITIES FUND -
 CLASS 2
  Shares 17,573
  Cost $236,888
  ...............................................................................
    Market Value                          --       246,554         --         --
 --------------------------------------------------------------------------------
 TEMPLETON GROWTH SECURITIES FUND
 -CLASS 2
  Shares 5,251
  Cost $63,896
  ...............................................................................
    Market Value                          --            --     57,817         --
 --------------------------------------------------------------------------------
 TEMPLETON INTERNATIONAL
 SECURITIES FUND - CLASS 2
  Shares 2,629
  Cost $39,790
  ...............................................................................
    Market Value                          --            --         --     30,862
 --------------------------------------------------------------------------------
 Receivable from Hartford Life and
  Annuity Insurance Company               46             9         --         13
  ...............................................................................
 Receivable from fund shares sold         --            --         --         --
  ...............................................................................
 Other assets                             --            --         --         --
  ...............................................................................
 TOTAL ASSETS                            717       246,563     57,817     30,875
  ...............................................................................
 LIABILITIES:
 Payable to Hartford Life and
  Annuity Insurance Company               --            --        390         --
  ...............................................................................
 Payable for fund shares purchased        --            --         --         --
  ...............................................................................
 Other liabilities                        --            --         --         --
 --------------------------------------------------------------------------------
 TOTAL LIABILITIES                        --            --        390         --
 --------------------------------------------------------------------------------
 NET ASSETS                           $  717     $ 246,563    $57,427    $30,875
 --------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 Units owned by participants              64        20,951      5,588      3,515
 Unit price                           $11.16     $   11.77    $ 10.28    $  8.78
 --------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Operations
--------------------------------------------------------------------------------

For the Period Ended                                          Hartford     Hartford     Hartford       Hartford       Hartford
December 31, 2001                                             Advisers     Bond         Capital        Money          Stock
                                                              Investment   Investment   Appreciation   Market         Investment
                                                              Division     Division     Investment     Investment     Division*
                                                                                        Division       Division
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                     $ 20,273     $126,946     $  15,353       $ 94,870      $   516
 ...............................................................................................................................
EXPENSES:
 Mortality and expense risk undertakings                         (4,514)     (15,121)      (16,001)       (19,150)        (384)
 ...............................................................................................................................
 Net investment income (loss)                                    15,759      111,825          (648)        75,720          132
 ...............................................................................................................................
CAPITAL GAINS INCOME                                             34,182           --       662,739             25        4,965
 ...............................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security transactions               (1,042)     (11,110)      (23,304)            --       (8,764)
 ...............................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                            (83,524)      63,545      (840,864)            --       (5,174)
 ...............................................................................................................................
 Net gain (loss) on investments                                 (84,566)      52,435      (864,168)            --      (13,938)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                     $(34,625)    $164,260     $(202,077)      $ 75,745      $(8,841)
--------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Operations (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Neuberger      Neuberger      Neuberger          Fidelity VIP Fund
December 31, 2001                                             Berman         Berman         Berman AMT         Equity-Income
                                                              AMT Partners   AMT Balanced   Limited Maturity   Investment
                                                              Investment     Investment     Bond               Division
                                                              Division       Division       Investment
                                                                                            Division
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                     $   6,112       $  5,288         $ 14,581           $ 25,528
 ...............................................................................................................................
EXPENSES:
 Mortality and expense risk undertakings                          (9,499)          (974)            (492)            (8,681)
 ...............................................................................................................................
 Net investment income (loss)                                     (3,387)         4,314           14,089             16,847
 ...............................................................................................................................
CAPITAL GAINS INCOME                                              58,063         99,910               --             71,723
 ...............................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security transactions               (36,832)      (103,441)         (16,386)           (17,614)
 ...............................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                             (80,706)       (53,739)          11,357           (160,211)
 ...............................................................................................................................
 Net gain (loss) on investments                                 (117,538)      (157,180)          (5,029)          (177,825)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                     $ (62,862)      $(52,956)        $  9,060           $(89,255)
--------------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Fidelity VIP Fund
December 31, 2001                                             High Income
                                                              Investment
                                                              Division

-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                        $ 20,265
 ...........................................................
EXPENSES:
 Mortality and expense risk undertakings                            (1,010)
 ...........................................................
 Net investment income (loss)                                       19,255
 ...........................................................
CAPITAL GAINS INCOME                                                    --
 ...........................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security transactions                  (4,467)
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                               (32,230)
 ...........................................................
 Net gain (loss) on investments                                    (36,697)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                        $(17,442)
--------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Operations (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Fidelity VIP Fund   Fidelity VIP Fund II   Alger American
December 31, 2001                                             Overseas            Asset Manager          Small
                                                              Investment          Investment             Capitalization
                                                              Division            Division               Investment
                                                                                                         Division
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                        $  29,873            $   9,909           $     193
 ......................................................................................................................
EXPENSES:
 Mortality and expense risk undertakings                             (2,255)              (1,361)             (2,954)
 ......................................................................................................................
 Net investment income (loss)                                        27,618                8,548              (2,761)
 ......................................................................................................................
CAPITAL GAINS INCOME                                                 47,219                3,716                  --
 ......................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security transactions                 (181,220)             (11,059)           (132,891)
 ......................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                                 14,485              (13,225)               (317)
 ......................................................................................................................
 Net gain (loss) on investments                                    (166,735)             (24,284)           (133,208)
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                        $ (91,898)           $ (12,020)          $(135,969)
-----------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Alger American   J.P. Morgan
December 31, 2001                                             Growth           Bond
                                                              Investment       Investment
                                                              Division         Division

-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                      $    7,040      $57,252
 ...........................................................
EXPENSES:
 Mortality and expense risk undertakings                           (20,321)      (5,570)
 ...........................................................
 Net investment income (loss)                                      (13,281)      51,682
 ...........................................................
CAPITAL GAINS INCOME                                               381,772        8,987
 ...........................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security transactions                 (49,938)       3,446
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                              (677,079)     (20,658)
 ...........................................................
 Net gain (loss) on investments                                   (727,017)     (17,212)
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                      $ (358,526)     $43,457
-----------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Operations (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          J.P. Morgan        J.P. Morgan     J.P. Morgan     MSDW Universal
December 31, 2001                                             U.S. Disciplined   Small Company   International   Funds Fixed
                                                              Equity             Investment      Opportunities   Income
                                                              Investment         Division        Investment      Investment
                                                              Division                           Division        Division
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                      $    44,958        $     514       $  42,585        $307,919
 ..............................................................................................................................
EXPENSES:
 Mortality and expense risk undertakings                            (53,399)          (7,630)        (24,253)        (54,027)
 ..............................................................................................................................
 Net investment income (loss)                                        (8,441)          (7,116)         18,332         253,892
 ..............................................................................................................................
CAPITAL GAINS INCOME                                                     --               --          90,571         118,765
 ..............................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security transactions                  (88,728)         (58,339)        (15,809)        110,443
 ..............................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                             (1,084,431)         (73,258)       (920,401)        222,714
 ..............................................................................................................................
 Net gain (loss) on investments                                  (1,173,159)        (131,597)       (936,210)        333,157
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                      $(1,181,600)       $(138,713)      $(827,307)       $705,814
-------------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          MSDW Universal
December 31, 2001                                             Funds
                                                              High Yield
                                                              Investment
                                                              Division
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                       $ 13,191
 ...........................................................
EXPENSES:
 Mortality and expense risk undertakings                             (989)
 ...........................................................
 Net investment income (loss)                                      12,202
 ...........................................................
CAPITAL GAINS INCOME                                                   --
 ...........................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security transactions                (66,482)
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                               79,860
 ...........................................................
 Net gain (loss) on investments                                    13,378
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                       $ 25,580
-------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Operations (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          MSDW Universal   MSDW Universal   MSDW Universal   MSDW Universal
December 31, 2001                                             Funds            Funds            Funds            Funds Emerging
                                                              Equity Growth    Value            Global Equity    Markets Equity
                                                              Investment       Investment       Investment       Investment
                                                              Division         Division         Division         Division
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                       $    362         $   433          $  5,936         $     --
 ..............................................................................................................................
EXPENSES:
 Mortality and expense risk undertakings                           (2,027)           (361)           (3,799)          (8,396)
 ..............................................................................................................................
 Net investment income (loss)                                      (1,665)             72             2,137           (8,396)
 ..............................................................................................................................
CAPITAL GAINS INCOME                                                   --           1,339                --               --
 ..............................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security transactions                 (4,038)         12,162            (1,360)           3,521
 ..............................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                              (55,749)        (11,647)          (48,300)         (87,925)
 ..............................................................................................................................
 Net gain (loss) on investments                                   (59,787)            515           (49,660)         (84,404)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                       $(61,452)        $ 1,926          $(47,523)        $(92,800)
-------------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          MSDW Universal
December 31, 2001                                             Funds
                                                              Mid-Cap
                                                              Investment
                                                              Division
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                      $      --
 ...........................................................
EXPENSES:
 Mortality and expense risk undertakings                           (2,766)
 ...........................................................
 Net investment income (loss)                                      (2,766)
 ...........................................................
CAPITAL GAINS INCOME                                                   --
 ...........................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security transactions                   (121)
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                             (102,994)
 ...........................................................
 Net gain (loss) on investments                                  (103,115)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                      $(105,881)
-------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Operations (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          MSDW Universal   BT Equity    BT Small     BT EAFE
December 31, 2001                                             Funds            500 Index    Cap Index    Equity Index
                                                              Technology       Investment   Investment   Investment
                                                              Investment       Division     Division     Division
                                                              Division
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                       $     --      $  21,388     $  4,586     $      --
 ....................................................................................................................
EXPENSES:
 Mortality and expense risk undertakings                             (388)       (16,915)      (4,556)       (2,725)
 ....................................................................................................................
 Net investment income (loss)                                        (388)         4,473           30        (2,725)
 ....................................................................................................................
CAPITAL GAINS INCOME                                                   --          2,229       36,919            --
 ....................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security transactions                 (6,405)      (135,713)         764        (4,785)
 ....................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                              (39,601)      (247,972)     (21,399)     (108,367)
 ....................................................................................................................
 Net gain (loss) on investments                                   (46,006)      (383,685)     (20,635)     (113,152)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                       $(46,394)     $(376,983)    $ 16,314     $(115,877)
---------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          American Funds
December 31, 2001                                             Asset
                                                              Allocation
                                                              Investment
                                                              Division
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                       $ 1,949
 ...........................................................
EXPENSES:
 Mortality and expense risk undertakings                            (327)
 ...........................................................
 Net investment income (loss)                                      1,622
 ...........................................................
CAPITAL GAINS INCOME                                               3,237
 ...........................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security transactions                    24
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                              (4,691)
 ...........................................................
 Net gain (loss) on investments                                   (4,667)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                       $   192
---------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Operations (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          American Funds   American Funds   American Funds   American Funds
December 31, 2001                                             Global Growth    Global Small     Growth           International
                                                              Investment       Capitalization   Investment       Investment
                                                              Division         Investment       Division         Division
                                                                               Division
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                       $  4,685         $   195         $   7,620        $   5,979
 ..............................................................................................................................
EXPENSES:
 Mortality and expense risk undertakings                           (3,524)           (167)          (10,200)          (4,310)
 ..............................................................................................................................
 Net investment income (loss)                                       1,161              28            (2,580)           1,669
 ..............................................................................................................................
CAPITAL GAINS INCOME                                               57,441           1,551           435,772          180,372
 ..............................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security transactions                (24,778)         (4,431)              (49)         (13,405)
 ..............................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                             (132,109)         (2,738)         (747,554)        (320,960)
 ..............................................................................................................................
 Net gain (loss) on investments                                  (156,887)         (7,169)         (747,603)        (334,365)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                       $(98,285)        $(5,590)        $(314,411)       $(152,324)
-------------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Janus Aspen
December 31, 2001                                             Aggressive
                                                              Growth
                                                              Investment
                                                              Division
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                     $      --
 ...........................................................
EXPENSES:
 Mortality and expense risk undertakings                          (3,300)
 ...........................................................
 Net investment income (loss)                                     (3,300)
 ...........................................................
CAPITAL GAINS INCOME                                                  --
 ...........................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security transactions                (4,145)
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                            (229,633)
 ...........................................................
 Net gain (loss) on investments                                 (233,778)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                     $(237,078)
-------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Operations (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Janus Aspen   Janus Aspen       Janus Aspen     Janus Aspen
December 31, 2001                                             Balanced      Flexible Income   International   Worldwide
                                                              Investment    Investment        Growth          Growth
                                                              Division      Division          Investment      Investment
                                                                                              Division        Division
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                     $ 23,055         $21,492         $    876       $  1,128
 ........................................................................................................................
EXPENSES:
 Mortality and expense risk undertakings                         (8,760)         (3,078)            (900)        (2,580)
 ........................................................................................................................
 Net investment income (loss)                                    14,295          18,414              (24)        (1,452)
 ........................................................................................................................
CAPITAL GAINS INCOME                                                 --              --               --             --
 ........................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security transactions               (1,483)            470           (3,134)        (1,665)
 ........................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                            (73,428)         10,776          (34,337)       (70,366)
 ........................................................................................................................
 Net gain (loss) on investments                                 (74,911)         11,246          (37,471)       (72,031)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                     $(60,616)        $29,660         $(37,495)      $(73,483)
-------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          MFS Capital
December 31, 2001                                             Opportunities
                                                              Investment
                                                              Division

-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                      $     14
 ...........................................................
EXPENSES:
 Mortality and expense risk undertakings                          (1,513)
 ...........................................................
 Net investment income (loss)                                     (1,499)
 ...........................................................
CAPITAL GAINS INCOME                                              19,738
 ...........................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security transactions                (4,652)
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                             (82,815)
 ...........................................................
 Net gain (loss) on investments                                  (87,467)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                      $(69,228)
-------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Operations (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          MFS Emerging   MFS          MFS           MFS             Franklin
December 31, 2001                                             Growth         Investors    High Income   New Discovery   Small Cap
                                                              Investment     Trust        Investment    Investment      Investment
                                                              Division       Investment   Division      Division        Division
                                                                             Division*
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                      $     --      $  2,525      $ 3,663       $     --      $    468
 .................................................................................................................................
EXPENSES:
 Mortality and expense risk undertakings                            (707)       (3,591)        (418)        (3,853)       (1,198)
 .................................................................................................................................
 Net investment income (loss)                                       (707)       (1,066)       3,245         (3,853)         (730)
 .................................................................................................................................
CAPITAL GAINS INCOME                                               6,948        12,962           --         19,666            --
 .................................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security transactions                (5,122)       (3,257)         (73)        (6,844)      (13,121)
 .................................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                             (53,358)      (96,706)      (2,049)       (42,242)        9,634
 .................................................................................................................................
 Net gain (loss) on investments                                  (58,480)      (99,963)      (2,122)       (49,086)       (3,487)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                      $(52,239)     $(88,067)     $ 1,123       $(33,273)     $ (4,217)
----------------------------------------------------------------------------------------------------------------------------------

* Formerly MFS Growth with Income Investment Division Change effective May 1,
2001

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Operations (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Franklin           Franklin        Templeton    Templeton
December 31, 2001                                             Strategic Income   Templeton       Growth       International
                                                              Securities         Mutual Shares   Securities   Securities
                                                              Investment         Securities      Investment   Investment
                                                              Division           Investment      Division     Division
                                                                                 Division
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                        $    69           $ 4,136        $  675        $   723
 ..........................................................................................................................
EXPENSES:
 Mortality and expense risk undertakings                             (766)           (1,450)         (285)          (179)
 ..........................................................................................................................
 Net investment income (loss)                                        (697)            2,686           390            544
 ..........................................................................................................................
CAPITAL GAINS INCOME                                                   --            13,907         6,056          5,686
 ..........................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security transactions                  4,364                18           (87)        (3,302)
 ..........................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                                1,250            (4,257)       (7,352)        (7,869)
 ..........................................................................................................................
 Net gain (loss) on investments                                     5,614            (4,239)       (7,439)       (11,171)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                        $ 4,917           $12,354        $ (993)       $(4,941)
---------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Period Ended                                          Hartford     Hartford     Hartford       Hartford       Hartford
December 31, 2001                                             Advisers     Bond         Capital        Money Market   Stock
                                                              Investment   Investment   Appreciation   Investment     Investment
                                                              Division     Division     Investment     Division       Division
                                                                                        Division
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ...............................................................................................................................
 Net investment income (loss)                                  $ 15,759    $  111,825    $     (648)    $   75,720     $   132
 ...............................................................................................................................
 Capital gains income (loss)                                     34,182            --       662,739             25       4,965
 ...............................................................................................................................
 Net realized gain (loss) on security transactions               (1,042)      (11,110)      (23,304)            --      (8,764)
 ...............................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                            (83,524)       63,545      (840,864)            --      (5,174)
 ...............................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                   (34,625)      164,260      (202,077)        75,745      (8,841)
 ...............................................................................................................................
UNIT TRANSACTIONS:
 ...............................................................................................................................
 Purchases                                                      111,973       600,589       580,732      4,832,006      31,083
 ...............................................................................................................................
 Administrative fee                                              (1,982)         (485)       (2,527)       (38,515)        (97)
 ...............................................................................................................................
 Net transfers                                                  (37,727)     (426,599)     (269,968)      (394,985)     19,286
 ...............................................................................................................................
 Death claims                                                        --            --        (3,058)       (10,728)         --
 ...............................................................................................................................
 Surrenders                                                      (1,317)      (57,409)     (201,587)      (742,555)    (12,497)
 ...............................................................................................................................
 Cost of insurance and other fees                               (14,720)      (21,552)      (42,286)      (686,578)       (933)
 ...............................................................................................................................
 Other activity                                                      81      (121,996)      (61,767)        (4,016)        803
 ...............................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                  56,308       (27,452)         (461)     2,954,629      37,645
 ...............................................................................................................................
 Net increase (decrease) in net assets                           21,683       136,808      (202,538)     3,030,374      28,804
 ...............................................................................................................................
NET ASSETS:
 Beginning of period                                            725,721     2,221,316     2,506,032      1,552,415      35,028
--------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                 $747,404    $2,358,124    $2,303,494     $4,582,789     $63,832
--------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period                                                Neuberger      Neuberger      Neuberger          Fidelity VIP Fund
Ended December 31, 2001                                       Berman         Berman         Berman AMT         Equity-Income
                                                              AMT Partners   AMT Balanced   Limited Maturity   Investment
                                                              Investment     Investment     Bond Investment    Division
                                                              Division       Division       Division
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ...............................................................................................................................
 Net investment income (loss)                                  $   (3,387)    $    4,314       $  14,089          $   16,847
 ...............................................................................................................................
 Capital gains income (loss)                                       58,063         99,910              --              71,723
 ...............................................................................................................................
 Net realized gain (loss) on security transactions                (36,832)      (103,441)        (16,386)            (17,614)
 ...............................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                              (80,706)       (53,739)         11,357            (160,211)
 ...............................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                     (62,862)       (52,956)          9,060             (89,255)
 ...............................................................................................................................
UNIT TRANSACTIONS:
 ...............................................................................................................................
 Purchases                                                          4,222            446           6,212               3,698
 ...............................................................................................................................
 Administrative fee                                                  (624)          (167)            (26)               (327)
 ...............................................................................................................................
 Net transfers                                                    (82,331)       (78,547)       (228,691)           (222,847)
 ...............................................................................................................................
 Death claims                                                          --             --              --                  --
 ...............................................................................................................................
 Surrenders                                                       (15,051)      (524,592)        (14,721)            (62,869)
 ...............................................................................................................................
 Cost of insurance and other fees                                 (29,962)        (3,824)           (895)            (27,482)
 ...............................................................................................................................
 Other activity                                                    (5,335)       (26,847)        (13,438)            (36,830)
 ...............................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                  (129,081)      (633,531)       (251,559)           (346,657)
 ...............................................................................................................................
 Net increase (decrease) in net assets                           (191,943)      (686,487)       (242,499)           (435,912)
 ...............................................................................................................................
NET ASSETS:
 ...............................................................................................................................
 Beginning of period                                            1,634,629        696,058         242,499           1,647,366
--------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                 $1,442,686     $    9,571       $      --          $1,211,454
--------------------------------------------------------------------------------------------------------------------------------

For the Period                                                Fidelity VIP Fund
Ended December 31, 2001                                       High Income
                                                              Investment
                                                              Division

-------------------------------------------------------------------------------------------------
OPERATIONS:
 ...........................................................
 Net investment income (loss)                                     $  19,255
 ...........................................................
 Capital gains income (loss)                                             --
 ...........................................................
 Net realized gain (loss) on security transactions                   (4,467)
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                                (32,230)
 ...........................................................
 Net increase (decrease) in net assets resulting from
   operations                                                       (17,442)
 ...........................................................
UNIT TRANSACTIONS:
 ...........................................................
 Purchases                                                              431
 ...........................................................
 Administrative fee                                                    (105)
 ...........................................................
 Net transfers                                                      (24,416)
 ...........................................................
 Death claims                                                            --
 ...........................................................
 Surrenders                                                              --
 ...........................................................
 Cost of insurance and other fees                                    (2,634)
 ...........................................................
 Other activity                                                         552
 ...........................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                     (26,172)
 ...........................................................
 Net increase (decrease) in net assets                              (43,614)
 ...........................................................
NET ASSETS:
 ...........................................................
 Beginning of period                                                178,949
-------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                    $ 135,335
--------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Fidelity VIP Fund   Fidelity VIP Fund II   Alger American
December 31, 2001                                             Overseas            Asset Manager          Small
                                                              Investment          Investment             Capitalization
                                                              Division            Division               Investment
                                                                                                         Division
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ......................................................................................................................
 Net investment income (loss)                                     $  27,618             $  8,548           $  (2,761)
 ......................................................................................................................
 Capital gains income (loss)                                         47,219                3,716                  --
 ......................................................................................................................
 Net realized gain (loss) on security transactions                 (181,220)             (11,059)           (132,891)
 ......................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                                 14,485              (13,225)               (317)
 ......................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                       (91,898)             (12,020)           (135,969)
 ......................................................................................................................
UNIT TRANSACTIONS:
 ......................................................................................................................
 Purchases                                                              912                  599             163,910
 ......................................................................................................................
 Administrative fee                                                    (198)                (170)               (358)
 ......................................................................................................................
 Net transfers                                                     (184,654)             (10,000)            (47,660)
 ......................................................................................................................
 Death claims                                                            --                   --                  --
 ......................................................................................................................
 Surrenders                                                        (224,587)             (49,842)            (39,238)
 ......................................................................................................................
 Cost of insurance and other fees                                    (5,283)              (3,319)             (9,535)
 ......................................................................................................................
 Other activity                                                     (21,839)              (5,054)            (13,674)
 ......................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                    (435,649)             (67,786)             53,445
 ......................................................................................................................
 Net increase (decrease) in net assets                             (527,547)             (79,806)            (82,524)
 ......................................................................................................................
NET ASSETS:
 Beginning of period                                                749,127              272,301             623,890
-----------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                    $ 221,580             $192,495           $ 541,366
-----------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Alger American   J.P. Morgan
December 31, 2001                                             Growth           Bond
                                                              Investment       Investment
                                                              Division         Division

-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ...........................................................
 Net investment income (loss)                                   $  (13,281)    $   51,682
 ...........................................................
 Capital gains income (loss)                                       381,772          8,987
 ...........................................................
 Net realized gain (loss) on security transactions                 (49,938)         3,446
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                              (677,079)       (20,658)
 ...........................................................
 Net increase (decrease) in net assets resulting from
   operations                                                     (358,526)        43,457
 ...........................................................
UNIT TRANSACTIONS:
 ...........................................................
 Purchases                                                       1,011,589        441,721
 ...........................................................
 Administrative fee                                                 (5,988)          (541)
 ...........................................................
 Net transfers                                                     281,884        240,126
 ...........................................................
 Death claims                                                       (9,256)        (3,590)
 ...........................................................
 Surrenders                                                        (81,628)      (492,431)
 ...........................................................
 Cost of insurance and other fees                                  (66,135)       (15,764)
 ...........................................................
 Other activity                                                   (121,571)        (3,986)
 ...........................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                  1,008,895        165,535
 ...........................................................
 Net increase (decrease) in net assets                             650,369        208,992
 ...........................................................
NET ASSETS:
 Beginning of period                                             2,973,319        868,077
-----------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                  $3,623,688     $1,077,069
-----------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          J.P. Morgan        J.P. Morgan     J.P. Morgan     MSDW Universal
December 31, 2001                                             U.S. Disciplined   Small Company   International   Funds Fixed
                                                              Equity             Investment      Opportunities   Income
                                                              Investment         Division        Investment      Investment
                                                              Division                           Division        Division
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ..............................................................................................................................
 Net investment income (loss)                                   $    (8,441)      $   (7,116)     $   18,332       $  253,892
 ..............................................................................................................................
 Capital gains income (loss)                                             --               --          90,571          118,765
 ..............................................................................................................................
 Net realized gain (loss) on security transactions                  (88,728)         (58,339)        (15,809)         110,443
 ..............................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                             (1,084,431)         (73,258)       (920,401)         222,714
 ..............................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                    (1,181,600)        (138,713)       (827,307)         705,814
 ..............................................................................................................................
UNIT TRANSACTIONS:
 ..............................................................................................................................
 Purchases                                                        2,453,122          151,806       1,281,135        2,061,839
 ..............................................................................................................................
 Administrative fee                                                  (1,454)          (3,128)         (1,110)          (1,068)
 ..............................................................................................................................
 Net transfers                                                    1,288,584          (50,908)        335,648       (1,620,068)
 ..............................................................................................................................
 Death claims                                                            --               --          (3,015)              --
 ..............................................................................................................................
 Surrenders                                                        (629,452)        (357,881)       (135,174)        (276,751)
 ..............................................................................................................................
 Cost of insurance and other fees                                   (84,821)         (24,038)        (38,783)         (87,208)
 ..............................................................................................................................
 Other activity                                                      31,850            2,459           2,336           (7,338)
 ..............................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                   3,057,829         (281,690)      1,441,037           69,406
 ..............................................................................................................................
 Net increase (decrease) in net assets                            1,876,229         (420,403)        613,730          775,220
 ..............................................................................................................................
NET ASSETS:
 ..............................................................................................................................
 Beginning of period                                              7,467,702        1,594,688       3,473,247        6,893,673
-------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                  $ 9,343,931       $1,174,285      $4,086,977       $7,668,893
-------------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          MSDW Universal
December 31, 2001                                             Funds
                                                              High Yield
                                                              Investment
                                                              Division
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ...........................................................
 Net investment income (loss)                                   $  12,202
 ...........................................................
 Capital gains income (loss)                                           --
 ...........................................................
 Net realized gain (loss) on security transactions                (66,482)
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                               79,860
 ...........................................................
 Net increase (decrease) in net assets resulting from
   operations                                                      25,580
 ...........................................................
UNIT TRANSACTIONS:
 ...........................................................
 Purchases                                                         54,763
 ...........................................................
 Administrative fee                                                  (460)
 ...........................................................
 Net transfers                                                   (404,627)
 ...........................................................
 Death claims                                                          --
 ...........................................................
 Surrenders                                                        (5,373)
 ...........................................................
 Cost of insurance and other fees                                  (3,393)
 ...........................................................
 Other activity                                                       108
 ...........................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                  (358,982)
 ...........................................................
 Net increase (decrease) in net assets                           (333,402)
 ...........................................................
NET ASSETS:
 ...........................................................
 Beginning of period                                              449,306
-------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                  $ 115,904
-------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          MSDW Universal   MSDW Universal   MSDW Universal   MSDW Universal
December 31, 2001                                             Funds            Funds            Funds            Funds Emerging
                                                              Equity Growth    Value            Global Equity    Markets Equity
                                                              Investment       Investment       Investment       Investment
                                                              Division         Division         Division         Division
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ..............................................................................................................................
 Net investment income (loss)                                    $ (1,665)        $     72         $  2,137        $   (8,396)
 ..............................................................................................................................
 Capital gains income (loss)                                           --            1,339               --                --
 ..............................................................................................................................
 Net realized gain (loss) on security transactions                 (4,038)          12,162           (1,360)            3,521
 ..............................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                              (55,749)         (11,647)         (48,300)          (87,925)
 ..............................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                     (61,452)           1,926          (47,523)          (92,800)
 ..............................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                            920              161            1,700           148,238
 ..............................................................................................................................
 Administrative fee                                                  (126)             (68)             (59)           (3,602)
 ..............................................................................................................................
 Net transfers                                                    (80,589)         (71,923)         (10,076)         (172,301)
 ..............................................................................................................................
 Death claims                                                          --               --               --                --
 ..............................................................................................................................
 Surrenders                                                        (8,568)         (15,204)              --           (10,652)
 ..............................................................................................................................
 Cost of insurance and other fees                                  (6,865)            (504)         (13,062)          (25,322)
 ..............................................................................................................................
 Other activity                                                    (1,686)          (3,260)          (2,396)           (1,739)
 ..............................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                   (96,914)         (90,798)         (23,893)          (65,378)
 ..............................................................................................................................
 Net increase (decrease) in net assets                           (158,366)         (88,872)         (71,416)         (158,178)
 ..............................................................................................................................
NET ASSETS:
 Beginning of period                                              436,845           89,255          634,449         1,409,585
-------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                   $278,479         $    383         $563,033        $1,251,407
-------------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          MSDW Universal
December 31, 2001                                             Funds
                                                              Mid-Cap
                                                              Investment
                                                              Division
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ...........................................................
 Net investment income (loss)                                   $  (2,766)
 ...........................................................
 Capital gains income (loss)                                           --
 ...........................................................
 Net realized gain (loss) on security transactions                   (121)
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                             (102,994)
 ...........................................................
 Net increase (decrease) in net assets resulting from
   operations                                                    (105,881)
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                        268,700
 ...........................................................
 Administrative fee                                                  (371)
 ...........................................................
 Net transfers                                                     18,819
 ...........................................................
 Death claims                                                          --
 ...........................................................
 Surrenders                                                        (2,859)
 ...........................................................
 Cost of insurance and other fees                                  (6,355)
 ...........................................................
 Other activity                                                       (65)
 ...........................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                   277,869
 ...........................................................
 Net increase (decrease) in net assets                            171,988
 ...........................................................
NET ASSETS:
 Beginning of period                                              423,835
-------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                  $ 595,823
-------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          MSDW Universal   BT Equity    BT Small     BT EAFE
December 31, 2001                                             Funds            500 Index    Cap Index    Equity Index
                                                              Technology       Investment   Investment   Investment
                                                              Investment       Division     Division     Division
                                                              Division
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ....................................................................................................................
 Net investment income (loss)                                    $   (388)     $    4,473    $     30      $ (2,725)
 ....................................................................................................................
 Capital gains income (loss)                                           --           2,229      36,919            --
 ....................................................................................................................
 Net realized gain (loss) on security transactions                 (6,405)       (135,713)        764        (4,785)
 ....................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                              (39,601)       (247,972)    (21,399)     (108,367)
 ....................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                     (46,394)       (376,983)     16,314      (115,877)
 ....................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                         44,621         837,806     190,326       324,475
 ....................................................................................................................
 Administrative fee                                                  (253)         (4,793)       (790)         (596)
 ....................................................................................................................
 Net transfers                                                     45,800         159,691     (56,858)       (4,905)
 ....................................................................................................................
 Death claims                                                          --          (3,194)         --        (2,938)
 ....................................................................................................................
 Surrenders                                                        (8,134)     (1,301,228)    (77,152)       (4,270)
 ....................................................................................................................
 Cost of insurance and other fees                                  (1,280)        (76,512)    (17,610)      (17,794)
 ....................................................................................................................
 Other activity                                                    (1,602)          2,489      (1,152)         (241)
 ....................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                    79,152        (385,741)     36,764       293,731
 ....................................................................................................................
 Net increase (decrease) in net assets                             32,758        (762,724)     53,078       177,854
 ....................................................................................................................
NET ASSETS:
 Beginning of period                                               34,814       3,321,766     739,101       355,597
---------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                   $ 67,572      $2,559,042    $792,179      $533,451
---------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          American Funds
December 31, 2001                                             Asset
                                                              Allocation
                                                              Investment
                                                              Division
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ...........................................................
 Net investment income (loss)                                    $ 1,622
 ...........................................................
 Capital gains income (loss)                                       3,237
 ...........................................................
 Net realized gain (loss) on security transactions                    24
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                              (4,691)
 ...........................................................
 Net increase (decrease) in net assets resulting from
   operations                                                        192
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                        30,628
 ...........................................................
 Administrative fee                                                 (175)
 ...........................................................
 Net transfers                                                    27,215
 ...........................................................
 Death claims                                                         --
 ...........................................................
 Surrenders                                                       (1,102)
 ...........................................................
 Cost of insurance and other fees                                   (717)
 ...........................................................
 Other activity                                                     (101)
 ...........................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                   55,748
 ...........................................................
 Net increase (decrease) in net assets                            55,940
 ...........................................................
NET ASSETS:
 Beginning of period                                              11,996
---------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                   $67,936
---------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          American Funds   American Funds   American Funds   American Funds
December 31, 2001                                             Global Growth    Global Small     Growth           International
                                                              Investment       Capitalization   Investment       Investment
                                                              Division         Investment       Division         Division
                                                                               Division
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ..............................................................................................................................
 Net investment income (loss)                                    $  1,161         $    28         $   (2,580)       $  1,669
 ..............................................................................................................................
 Capital gains income (loss)                                       57,441           1,551            435,772         180,372
 ..............................................................................................................................
 Net realized gain (loss) on security transactions                (24,778)         (4,431)               (49)        (13,405)
 ..............................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                             (132,109)         (2,738)          (747,554)       (320,960)
 ..............................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                     (98,285)         (5,590)          (314,411)       (152,324)
 ..............................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                        281,872          10,878            638,474         247,030
 ..............................................................................................................................
 Administrative fee                                                (1,015)           (248)            (4,251)         (1,816)
 ..............................................................................................................................
 Net transfers                                                    237,886           7,352            166,047        (135,046)
 ..............................................................................................................................
 Death claims                                                      (2,946)             --             (2,909)         (2,932)
 ..............................................................................................................................
 Surrenders                                                       (24,171)        (23,608)          (116,936)         (8,166)
 ..............................................................................................................................
 Cost of insurance and other fees                                 (12,237)           (778)           (34,044)        (14,510)
 ..............................................................................................................................
 Other activity                                                      (966)           (201)            (2,510)           (650)
 ..............................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                   478,423          (6,605)           643,871          83,910
 ..............................................................................................................................
 Net increase (decrease) in net assets                            380,138         (12,195)           329,460         (68,414)
 ..............................................................................................................................
NET ASSETS:
 Beginning of period                                              131,856          37,676          1,300,580         614,157
-------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                   $511,994         $25,481         $1,630,040        $545,743
-------------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Janus Aspen
December 31, 2001                                             Aggressive
                                                              Growth
                                                              Investment
                                                              Division
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ...........................................................
 Net investment income (loss)                                   $ (3,300)
 ...........................................................
 Capital gains income (loss)                                          --
 ...........................................................
 Net realized gain (loss) on security transactions                (4,145)
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                            (229,633)
 ...........................................................
 Net increase (decrease) in net assets resulting from
   operations                                                   (237,078)
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                       436,891
 ...........................................................
 Administrative fee                                                 (739)
 ...........................................................
 Net transfers                                                    86,173
 ...........................................................
 Death claims                                                     (2,852)
 ...........................................................
 Surrenders                                                     (147,441)
 ...........................................................
 Cost of insurance and other fees                                (11,588)
 ...........................................................
 Other activity                                                   (4,278)
 ...........................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                  356,166
 ...........................................................
 Net increase (decrease) in net assets                           119,088
 ...........................................................
NET ASSETS:
 Beginning of period                                             511,567
-------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                  $630,655
-------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Janus Aspen   Janus Aspen       Janus Aspen     Janus Aspen
December 31, 2001                                             Balanced      Flexible Income   International   Worldwide
                                                              Investment    Investment        Growth          Growth
                                                              Division      Division          Investment      Investment
                                                                                              Division        Division
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ........................................................................................................................
 Net investment income (loss)                                 $   14,295       $ 18,414         $    (24)      $ (1,452)
 ........................................................................................................................
 Capital gains income (loss)                                          --             --               --             --
 ........................................................................................................................
 Net realized gain (loss) on security transactions                (1,483)           470           (3,134)        (1,665)
 ........................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                             (73,428)        10,776          (34,337)       (70,366)
 Net increase (decrease) in net assets resulting from
   operations                                                    (60,616)        29,660          (37,495)       (73,483)
UNIT TRANSACTIONS:
 Purchases                                                       657,949        166,005           87,535        374,822
 ........................................................................................................................
 Administrative fee                                               (2,344)          (461)            (695)          (992)
 ........................................................................................................................
 Net transfers                                                  (158,158)        (7,382)         (29,105)        60,423
 ........................................................................................................................
 Death claims                                                    (10,085)            --               --         (2,883)
 ........................................................................................................................
 Surrenders                                                     (106,876)        (2,674)         (30,094)       (60,086)
 ........................................................................................................................
 Cost of insurance and other fees                                (23,699)       (24,784)          (3,238)       (10,317)
 ........................................................................................................................
 Other activity                                                     (483)             2             (460)        (1,926)
 ........................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                  356,304        130,706           23,943        359,041
 ........................................................................................................................
 Net increase (decrease) in net assets                           295,688        160,366          (13,552)       285,558
 ........................................................................................................................
NET ASSETS:
 Beginning of period                                           1,029,618        377,088          147,587        266,772
-------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                $1,325,306       $537,454         $134,035       $552,330
-------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          MFS Capital
December 31, 2001                                             Opportunities
                                                              Investment
                                                              Division

-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ...........................................................
 Net investment income (loss)                                   $ (1,499)
 ...........................................................
 Capital gains income (loss)                                      19,738
 ...........................................................
 Net realized gain (loss) on security transactions                (4,652)
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                             (82,815)
 Net increase (decrease) in net assets resulting from
   operations                                                    (69,228)
UNIT TRANSACTIONS:
 Purchases                                                       119,934
 ...........................................................
 Administrative fee                                                 (693)
 ...........................................................
 Net transfers                                                    26,479
 ...........................................................
 Death claims                                                         --
 ...........................................................
 Surrenders                                                      (18,544)
 ...........................................................
 Cost of insurance and other fees                                 (4,719)
 ...........................................................
 Other activity                                                   (1,176)
 ...........................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                  121,281
 ...........................................................
 Net increase (decrease) in net assets                            52,053
 ...........................................................
NET ASSETS:
 Beginning of period                                             177,223
-------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                  $229,276
-------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          MFS Emerging   MFS          MFS           MFS             Franklin
December 31, 2001                                             Growth         Investors    High Income   New Discovery   Small Cap
                                                              Investment     Trust        Investment    Investment      Investment
                                                              Division       Investment   Division      Division        Division
                                                                             Division*
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 .................................................................................................................................
 Net investment income (loss)                                   $   (707)     $ (1,066)     $ 3,245       $ (3,853)     $   (730)
 .................................................................................................................................
 Capital gains income (loss)                                       6,948        12,962           --         19,666            --
 .................................................................................................................................
 Net realized gain (loss) on security transactions                (5,122)       (3,257)         (73)        (6,844)      (13,121)
 .................................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                             (53,358)      (96,706)      (2,049)       (42,242)        9,634
 .................................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                    (52,239)      (88,067)       1,123        (33,273)       (4,217)
 .................................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                        44,785       100,633       43,649         88,971       146,128
 .................................................................................................................................
 Administrative fee                                                 (311)       (1,572)         (86)          (368)         (847)
 .................................................................................................................................
 Net transfers                                                    12,928       420,606         (358)        41,058       295,519
 .................................................................................................................................
 Death claims                                                         --            --           --             --            --
 .................................................................................................................................
 Surrenders                                                      (40,203)      (29,274)     (16,176)       (27,572)      (37,030)
 .................................................................................................................................
 Cost of insurance and other fees                                 (1,468)      (12,304)      (1,594)        (4,931)       (5,662)
 .................................................................................................................................
 Other activity                                                   (2,350)          546          (34)         2,594        (1,199)
 .................................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                   13,381       478,635       25,401         99,752       396,909
 .................................................................................................................................
 Net increase (decrease) in net assets                           (38,858)      390,568       26,524         66,479       392,692
 .................................................................................................................................
NET ASSETS:
 Beginning of period                                             142,666       463,559       58,661        606,622       132,114
----------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                  $103,808      $854,127      $85,185       $673,101      $524,806
----------------------------------------------------------------------------------------------------------------------------------

** Formerly MFS Growth with Income Investment Division. Change effective May 1, 2001.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Franklin           Franklin        Templeton    Templeton
December 31, 2001                                             Strategic Income   Templeton       Growth       International
                                                              Securities         Mutual Shares   Securities   Securities
                                                              Investment         Securities      Investment   Investment
                                                              Division           Investment      Division     Division
                                                                                 Division
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ..........................................................................................................................
 Net investment income (loss)                                    $    (697)        $  2,686       $   390        $   544
 ..........................................................................................................................
 Capital gains income (loss)                                            --           13,907         6,056          5,686
 ..........................................................................................................................
 Net realized gain (loss) on security transactions                   4,364               18           (87)        (3,302)
 ..........................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                                 1,250           (4,257)       (7,352)        (7,869)
 ..........................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                        4,917           12,354          (993)        (4,941)
 ..........................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                         183,058           55,397        31,059         30,438
 ..........................................................................................................................
 Administrative fee                                                   (243)            (494)         (251)          (198)
 ..........................................................................................................................
 Net transfers                                                    (224,496)          13,861           334          2,754
 ..........................................................................................................................
 Death claims                                                       (3,519)              --            --             --
 ..........................................................................................................................
 Surrenders                                                         (9,348)         (13,446)       (5,213)       (34,931)
 ..........................................................................................................................
 Cost of insurance and other fees                                   (3,677)          (2,878)       (2,741)        (1,461)
 ..........................................................................................................................
 Other activity                                                        280               46            35            (98)
 ..........................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                    (57,945)          52,486        23,223         (3,496)
 ..........................................................................................................................
 Net increase (decrease) in net assets                             (53,028)          64,840        22,230         (8,437)
 ..........................................................................................................................
NET ASSETS:
 Beginning of period                                                53,745          181,723        35,197         39,312
---------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                   $     717         $246,563       $57,427        $30,875
---------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Hartford     Hartford     Hartford       Hartford       Hartford
December 31, 2000                                             Advisers     Bond         Capital        Money          Stock
                                                              Investment   Investment   Appreciation   Market         Investment
                                                              Division*    Division     Investment     Investment     Division*
                                                                                        Division       Division
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ...............................................................................................................................
 Net investment income (loss)                                  $  3,319    $   (4,091)   $    2,915     $   83,548     $   169
 ...............................................................................................................................
 Capital gains income (loss)                                         --            --       220,640            (22)        170
 ...............................................................................................................................
 Net realized gain (loss) on security transactions                 (520)          873        (1,400)            --        (504)
 ...............................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                               (861)      176,277      (132,126)            --      (1,531)
 ...............................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                     1,938       173,059        90,029         83,526      (1,696)
 ...............................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                       40,127       418,036       899,667      1,665,472      27,984
 ...............................................................................................................................
 Administrative fee                                                (378)         (425)       (3,379)        (3,849)        (34)
 ...............................................................................................................................
 Net transfers                                                  686,376       548,974       440,828     (1,253,276)      9,552
 ...............................................................................................................................
 Death claims                                                        --            --            --           (279)         --
 ...............................................................................................................................
 Surrenders                                                          --        (7,414)      (92,502)      (591,910)         --
 ...............................................................................................................................
 Cost of insurance and other fees                                (2,782)      (13,573)      (60,391)      (408,210)       (868)
 ...............................................................................................................................
 Other activity                                                     440        (1,805)      174,843         (8,394)         90
 ...............................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                 723,783       943,793     1,359,066       (600,446)     36,724
 ...............................................................................................................................
 Net increase (decrease) in net assets                          725,721     1,116,852     1,449,095       (516,920)     35,028
 ...............................................................................................................................
NET ASSETS:
 Beginning of period                                                 --     1,104,464     1,056,937      2,069,335          --
--------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                 $725,721    $2,221,316    $2,506,032     $1,552,415     $35,028
--------------------------------------------------------------------------------------------------------------------------------

* From inception, May 24, 2000, to December 31, 2000.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Neuberger      Neuberger      Neuberger          Fidelity VIP Fund
December 31, 2000                                             Berman         Berman         Berman AMT         Equity-Income
                                                              AMT Partners   AMT Balanced   Limited Maturity   Investment
                                                              Investment     Investment     Bond               Division
                                                              Division       Division       Investment
                                                                                            Division
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ...............................................................................................................................
 Net investment income (loss)                                  $    3,038     $   27,261       $  34,378          $   20,938
 ...............................................................................................................................
 Capital gains income (loss)                                      348,056        298,822              --             123,422
 ...............................................................................................................................
 Net realized gain (loss) on security transactions                (32,503)       323,102         (13,709)            (40,432)
 ...............................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                             (338,877)      (442,025)           (737)             14,797
 ...............................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                     (20,286)       207,160          19,932             118,725
 ...............................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                        577,298       (137,899)        116,938             254,166
 ...............................................................................................................................
 Administrative fee                                                (2,550)        (1,682)           (170)             (3,186)
 ...............................................................................................................................
 Net transfers                                                   (968,997)      (698,898)       (326,367)           (678,288)
 ...............................................................................................................................
 Death claims                                                         (36)            --              --                  --
 ...............................................................................................................................
 Surrenders                                                       (33,265)      (679,423)         (5,240)            (31,876)
 ...............................................................................................................................
 Cost of insurance and other fees                                (101,573)       (35,937)         (4,397)            (75,891)
 ...............................................................................................................................
 Other activity                                                    41,248       (201,515)           (766)              4,243
 ...............................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                  (487,875)    (1,755,354)       (220,002)           (530,832)
 ...............................................................................................................................
 Net increase (decrease) in net assets                           (508,161)    (1,548,194)       (200,070)           (412,107)
 ...............................................................................................................................
NET ASSETS:
 Beginning of period                                            2,142,790      2,244,252         442,569           2,059,473
--------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                 $1,634,629     $  696,058       $ 242,499          $1,647,366
--------------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Fidelity VIP Fund
December 31, 2000                                             High Income
                                                              Investment
                                                              Division

--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ...........................................................
 Net investment income (loss)                                     $  14,689
 ...........................................................
 Capital gains income (loss)                                             --
 ...........................................................
 Net realized gain (loss) on security transactions                  (15,456)
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                                (56,943)
 ...........................................................
 Net increase (decrease) in net assets resulting from
   operations                                                       (57,710)
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                          143,690
 ...........................................................
 Administrative fee                                                    (538)
 ...........................................................
 Net transfers                                                     (141,617)
 ...........................................................
 Death claims                                                            --
 ...........................................................
 Surrenders                                                         (22,883)
 ...........................................................
 Cost of insurance and other fees                                   (13,431)
 ...........................................................
 Other activity                                                      (1,285)
 ...........................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                     (36,064)
 ...........................................................
 Net increase (decrease) in net assets                              (93,774)
 ...........................................................
NET ASSETS:
 Beginning of period                                                272,723
--------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                    $ 178,949
--------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Fidelity VIP Fund   Fidelity VIP Fund II   Alger American
December 31, 2000                                             Overseas            Asset Manager          Small
                                                              Investment          Investment             Capitalization
                                                              Division            Division               Investment
                                                                                                         Division
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ......................................................................................................................
 Net investment income (loss)                                    $    16,480          $    49,079          $  (4,745)
 ......................................................................................................................
 Capital gains income (loss)                                         172,068              135,988            283,612
 ......................................................................................................................
 Net realized gain (loss) on security transactions                    75,792              (63,745)            72,700
 ......................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                                (561,236)            (143,305)          (554,962)
 ......................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                       (296,896)             (21,983)          (203,395)
 ......................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                           266,432             (477,700)           482,348
 ......................................................................................................................
 Administrative fee                                                   (2,395)              (2,107)            (1,419)
 ......................................................................................................................
 Net transfers                                                      (939,200)            (990,291)          (263,779)
 ......................................................................................................................
 Death claims                                                           (154)                (151)                --
 ......................................................................................................................
 Surrenders                                                         (279,022)              (1,473)           (16,089)
 ......................................................................................................................
 Cost of insurance and other fees                                    (40,801)             (23,260)           (28,324)
 ......................................................................................................................
 Other activity                                                      (14,676)             (53,831)            (2,727)
 ......................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                   (1,009,816)          (1,548,813)           170,010
 ......................................................................................................................
 Net increase (decrease) in net assets                            (1,306,712)          (1,570,796)           (33,385)
 ......................................................................................................................
NET ASSETS:
 Beginning of period                                               2,055,839            1,843,097            657,275
-----------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                   $   749,127          $   272,301          $ 623,890
-----------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Alger American   J.P. Morgan
December 31, 2000                                             Growth           Bond
                                                              Investment       Investment
                                                              Division         Division

-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ...........................................................
 Net investment income (loss)                                   $  (23,512)    $   48,474
 ...........................................................
 Capital gains income (loss)                                       537,076             --
 ...........................................................
 Net realized gain (loss) on security transactions                (170,918)        (1,365)
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                              (945,954)        34,128
 ...........................................................
 Net increase (decrease) in net assets resulting from
   operations                                                     (603,308)        81,237
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                       1,084,100        171,851
 ...........................................................
 Administrative fee                                                 (7,377)          (366)
 ...........................................................
 Net transfers                                                    (938,162)       (10,193)
 ...........................................................
 Death claims                                                         (259)            --
 ...........................................................
 Surrenders                                                        (27,749)      (439,479)
 ...........................................................
 Cost of insurance and other fees                                 (103,151)       (20,281)
 ...........................................................
 Other activity                                                    259,309           (990)
 ...........................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                    266,711       (299,458)
 ...........................................................
 Net increase (decrease) in net assets                            (336,597)      (218,221)
 ...........................................................
NET ASSETS:
 Beginning of period                                             3,309,916      1,086,298
-----------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                  $2,973,319     $  868,077
-----------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          J.P. Morgan        J.P. Morgan     J.P. Morgan     MSDW Universal
December 31, 2000                                             U.S. Disciplined   Small Company   International   Funds Fixed
                                                              Equity             Investment      Opportunities   Income
                                                              Investment         Division        Investment      Investment
                                                              Division                           Division        Division
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ..............................................................................................................................
 Net investment income (loss)                                    $   (1,586)      $   (8,149)     $  (13,583)      $  363,593
 ..............................................................................................................................
 Capital gains income (loss)                                        193,906           37,416          75,506               --
 ..............................................................................................................................
 Net realized gain (loss) on security transactions                   (3,728)         290,649            (340)           4,471
 ..............................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                             (1,054,083)        (381,127)       (628,576)         284,178
 ..............................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                      (865,491)         (61,211)       (566,993)         652,242
 ..............................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                        2,744,245          306,900       1,409,783        1,898,589
 ..............................................................................................................................
 Administrative fee                                                  (1,666)          (3,002)           (925)          (1,698)
 ..............................................................................................................................
 Net transfers                                                     (102,150)         122,244          17,689         (235,446)
 ..............................................................................................................................
 Death claim                                                             --             (239)             --               --
 ..............................................................................................................................
 Surrenders                                                        (390,713)        (472,831)         (1,405)              --
 ..............................................................................................................................
 Cost of insurance and other fees                                  (112,627)         (34,067)        (48,106)        (110,881)
 ..............................................................................................................................
 Other activity                                                      45,889          (62,537)         (8,076)           6,681
 ..............................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                   2,182,978         (143,532)      1,368,960        1,557,245
 ..............................................................................................................................
 Net increase (decrease) in net assets                            1,317,487         (204,743)        801,967        2,209,487
 ..............................................................................................................................
NET ASSETS:
 Beginning of period                                              6,150,215        1,799,431       2,671,280        4,684,186
-------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                   $7,467,702       $1,594,688      $3,473,247       $6,893,673
-------------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          MSDW Universal
December 31, 2000                                             Funds
                                                              High Yield
                                                              Investment
                                                              Division
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ...........................................................
 Net investment income (loss)                                    $ 55,450
 ...........................................................
 Capital gains income (loss)                                           --
 ...........................................................
 Net realized gain (loss) on security transactions                 (5,648)
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                             (105,635)
 ...........................................................
 Net increase (decrease) in net assets resulting from
   operations                                                     (55,833)
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                         95,533
 ...........................................................
 Administrative fee                                                (1,220)
 ...........................................................
 Net transfers                                                    (55,744)
 ...........................................................
 Death claim                                                          (96)
 ...........................................................
 Surrenders                                                        (7,853)
 ...........................................................
 Cost of insurance and other fees                                  (9,394)
 ...........................................................
 Other activity                                                       (31)
 ...........................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                    21,195
 ...........................................................
 Net increase (decrease) in net assets                            (34,638)
 ...........................................................
NET ASSETS:
 Beginning of period                                              483,944
-------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                   $449,306
-------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          MSDW Universal   MSDW Universal   MSDW Universal   MSDW Universal
December 31, 2000                                             Funds            Funds            Funds            Funds Emerging
                                                              Equity Growth    Value            Global Equity    Markets Equity
                                                              Investment       Investment       Investment       Investment
                                                              Division         Division         Division         Division
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ..............................................................................................................................
 Net investment income (loss)                                   $   (7,570)      $  (2,003)        $  8,247       $   (10,545)
 ..............................................................................................................................
 Capital gains income (loss)                                        52,938           1,161           40,006           236,013
 ..............................................................................................................................
 Net realized gain (loss) on security transactions                  96,178          59,143              268            88,421
 ..............................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                              (166,433)          7,421           22,411        (1,079,915)
 ..............................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                      (24,887)         65,722           70,932          (766,026)
 ..............................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                         110,555          37,520           31,393           190,477
 ..............................................................................................................................
 Administrative fee                                                 (2,296)         (1,098)            (186)           (4,201)
 ..............................................................................................................................
 Net transfers                                                    (603,382)       (436,276)         (73,976)        1,164,367
 ..............................................................................................................................
 Death claims                                                         (203)            (89)              (8)             (421)
 ..............................................................................................................................
 Surrenders                                                        (27,230)         (4,484)          (2,275)          (22,270)
 ..............................................................................................................................
 Cost of insurance and other fees                                  (34,445)         (7,989)         (29,586)          (31,147)
 ..............................................................................................................................
 Other activity                                                    (22,994)          4,813           (6,542)          (87,778)
 ..............................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                   (579,995)       (407,603)         (81,180)        1,209,027
 ..............................................................................................................................
 Net increase (decrease) in net assets                            (604,882)       (341,881)         (10,248)          443,001
 ..............................................................................................................................
NET ASSETS:
 Beginning of period                                             1,041,727         431,136          644,697           966,584
-------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                  $  436,845       $  89,255         $634,449       $ 1,409,585
-------------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          MSDW Universal
December 31, 2000                                             Funds
                                                              Mid-Cap
                                                              Investment
                                                              Division*
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ...........................................................
 Net investment income (loss)                                    $   (978)
 ...........................................................
 Capital gains income (loss)                                          387
 ...........................................................
 Net realized gain (loss) on security transactions                     --
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                              (56,769)
 ...........................................................
 Net increase (decrease) in net assets resulting from
   operations                                                     (57,360)
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                        244,309
 ...........................................................
 Administrative fee                                                  (136)
 ...........................................................
 Net transfers                                                    233,832
 ...........................................................
 Death claims                                                          --
 ...........................................................
 Surrenders                                                            --
 ...........................................................
 Cost of insurance and other fees                                  (2,491)
 ...........................................................
 Other activity                                                     5,681
 ...........................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                   481,195
 ...........................................................
 Net increase (decrease) in net assets                            423,835
 ...........................................................
NET ASSETS:
 Beginning of period                                                   --
-------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                   $423,835
-------------------------------------------------------------------------------------------------------------------------------

* From inception, May 24, 2000, to December 31, 2000.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          MSDW Universal   BT Equity     BT Small     BT EAFE
December 31, 2000                                             Funds            500 Index     Cap Index    Equity Index
                                                              Technology       Investment    Investment   Investment
                                                              Investment       Division      Division     Division
                                                              Division*
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 .....................................................................................................................
 Net investment income (loss)                                    $   (107)     $   (22,413)   $ (2,693)     $ (1,444)
 .....................................................................................................................
 Capital gains income (loss)                                            3            1,877       3,805         5,869
 .....................................................................................................................
 Net realized gain (loss) on security transactions                    (24)          46,072       2,586           997
 .....................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                              (16,355)        (464,598)    (44,471)      (47,571)
 .....................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                     (16,483)        (439,062)    (40,773)      (42,149)
 .....................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                         24,140          996,115     251,125       170,510
 .....................................................................................................................
 Administrative fee                                                   (93)          (4,673)       (506)         (348)
 .....................................................................................................................
 Net transfers                                                     27,165         (426,195)    418,035       136,557
 .....................................................................................................................
 Death claims                                                          --             (186)         --            --
 .....................................................................................................................
 Surrenders                                                            --         (999,337)    (14,331)           --
 .....................................................................................................................
 Cost of insurance and other fees                                    (624)         (89,447)    (11,583)       (9,479)
 .....................................................................................................................
 Other activity                                                       709          (41,207)        957        (1,586)
 .....................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                    51,297         (564,930)    643,697       295,654
 .....................................................................................................................
 Net increase (decrease) in net assets                             34,814       (1,003,992)    602,924       253,505
 .....................................................................................................................
NET ASSETS:
 Beginning of period                                                   --        4,325,758     136,177       102,092
----------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                   $ 34,814      $ 3,321,766    $739,101      $355,597
----------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          American Funds
December 31, 2000                                             Asset
                                                              Allocation
                                                              Investment
                                                              Division*
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ...........................................................
 Net investment income (loss)                                    $   (23)
 ...........................................................
 Capital gains income (loss)                                          --
 ...........................................................
 Net realized gain (loss) on security transactions                    --
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                                 544
 ...........................................................
 Net increase (decrease) in net assets resulting from
   operations                                                        521
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                         5,097
 ...........................................................
 Administrative fee                                                  (30)
 ...........................................................
 Net transfers                                                     6,508
 ...........................................................
 Death claims                                                         --
 ...........................................................
 Surrenders                                                           --
 ...........................................................
 Cost of insurance and other fees                                    (94)
 ...........................................................
 Other activity                                                       (6)
 ...........................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                   11,475
 ...........................................................
 Net increase (decrease) in net assets                            11,996
 ...........................................................
NET ASSETS:
 Beginning of period                                                  --
----------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                   $11,996
----------------------------------------------------------------------------------------------------------------------

* From inception, May 24, 2000, to December 31, 2000.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          American Funds   American Funds   American Funds   American Funds
December 31, 2000                                             Global Growth    Global Small     Growth           International
                                                              Investment       Capitalization   Investment       Investment
                                                              Division*        Investment       Division*        Division*
                                                                               Division*
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ..............................................................................................................................
 Net investment income (loss)                                    $   (278)        $  (120)        $   (2,629)       $   (878)
 ..............................................................................................................................
 Capital gains income (loss)                                           --              --                 --              --
 ..............................................................................................................................
 Net realized gain (loss) on security transactions                (10,835)             --             (3,396)           (391)
 ..............................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                              (12,643)         (6,911)           (99,947)        (55,242)
 ..............................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                     (23,756)         (7,031)          (105,972)        (56,511)
 ..............................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                         61,448          10,407            243,951          11,131
 ..............................................................................................................................
 Administrative fee                                                  (117)           (119)              (901)           (362)
 ..............................................................................................................................
 Net transfers                                                     85,458          35,347          1,174,029         668,707
 ..............................................................................................................................
 Death claims                                                          --              --                 --              --
 ..............................................................................................................................
 Surrenders                                                            --              --             (3,165)         (6,536)
 ..............................................................................................................................
 Cost of insurance and other fees                                  (1,566)           (667)            (7,903)         (2,785)
 ..............................................................................................................................
 Other activity                                                    10,389            (261)               541             513
 ..............................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                   155,612          44,707          1,406,552         670,668
 ..............................................................................................................................
 Net increase (decrease) in net assets                            131,856          37,676          1,300,580         614,157
 ..............................................................................................................................
NET ASSETS:
 Beginning of period                                                   --              --                 --              --
-------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                   $131,856         $37,676         $1,300,580        $614,157
-------------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Janus Aspen
December 31, 2000                                             Aggressive
                                                              Growth
                                                              Investment
                                                              Division*
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ...........................................................
 Net investment income (loss)                                  $   5,862
 ...........................................................
 Capital gains income (loss)                                      14,689
 ...........................................................
 Net realized gain (loss) on security transactions                  (592)
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                            (239,256)
 ...........................................................
 Net increase (decrease) in net assets resulting from
   operations                                                   (219,297)
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                       176,538
 ...........................................................
 Administrative fee                                                 (677)
 ...........................................................
 Net transfers                                                   561,563
 ...........................................................
 Death claims                                                         --
 ...........................................................
 Surrenders                                                       (3,264)
 ...........................................................
 Cost of insurance and other fees                                 (6,846)
 ...........................................................
 Other activity                                                    3,550
 ...........................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                  730,864
 ...........................................................
 Net increase (decrease) in net assets                           511,567
 ...........................................................
NET ASSETS:
 Beginning of period                                                  --
-------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                 $ 511,567
-------------------------------------------------------------------------------------------------------------------------------

* From inception, May 24, 2000, to December 31, 2000.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Janus Aspen   Janus Aspen       Janus Aspen     Janus Aspen
December 31, 2000                                             Balanced      Flexible Income   International   Worldwide
                                                              Investment    Investment        Growth          Growth
                                                              Division*     Division*         Investment      Investment
                                                                                              Division*       Division*
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ........................................................................................................................
 Net investment income (loss)                                 $    5,088       $  3,710         $    317       $   (328)
 ........................................................................................................................
 Capital gains income (loss)                                      28,593             --            1,155          8,912
 ........................................................................................................................
 Net realized gain (loss) on security transactions                   (56)           220               47             26
 ........................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                             (76,551)         8,967          (27,334)       (48,761)
 ........................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                    (42,926)        12,897          (25,815)       (40,151)
 ........................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                       336,851         43,654           42,297        129,763
 ........................................................................................................................
 Administrative fee                                                 (936)          (114)            (239)          (362)
 ........................................................................................................................
 Net transfers                                                   752,076        328,318          136,744        187,135
 ........................................................................................................................
 Death claim                                                          --             --               --             --
 ........................................................................................................................
 Surrenders                                                       (2,958)            --           (2,999)        (3,301)
 ........................................................................................................................
 Cost of insurance and other fees                                 (9,350)        (7,720)          (1,503)        (4,343)
 ........................................................................................................................
 Other activity                                                   (3,139)            53             (898)        (1,969)
 ........................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                1,072,544        364,191          173,402        306,923
 ........................................................................................................................
 Net increase (decrease) in net assets                         1,029,618        377,088          147,587        266,772
 ........................................................................................................................
NET ASSETS:
 Beginning of period                                                  --             --               --             --
-------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                $1,029,618       $377,088         $147,587       $266,772
-------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          MFS Capital
December 31, 2000                                             Opportunities
                                                              Investment
                                                              Division*

-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ...........................................................
 Net investment income (loss)                                   $   (620)
 ...........................................................
 Capital gains income (loss)                                          --
 ...........................................................
 Net realized gain (loss) on security transactions                (2,677)
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                             (19,989)
 ...........................................................
 Net increase (decrease) in net assets resulting from
   operations                                                    (23,286)
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                        82,237
 ...........................................................
 Administrative fee                                                 (230)
 ...........................................................
 Net transfers                                                   117,549
 ...........................................................
 Death claim                                                          --
 ...........................................................
 Surrenders                                                       (1,638)
 ...........................................................
 Cost of insurance and other fees                                 (1,362)
 ...........................................................
 Other activity                                                    3,953
 ...........................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                  200,509
 ...........................................................
 Net increase (decrease) in net assets                           177,223
 ...........................................................
NET ASSETS:
 Beginning of period                                                  --
-------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                  $177,223
-------------------------------------------------------------------------------------------------------------------------

* From inception, May 24, 2000, to December 31, 2000.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          MFS Emerging   MFS Growth   MFS           MFS             Franklin
December 31, 2000                                             Growth         with         High Income   New Discovery   Small Cap
                                                              Investment     Income       Investment    Investment      Investment
                                                              Division*      Investment   Division*     Division*       Division*
                                                                             Division*
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 .................................................................................................................................
 Net investment income (loss)                                   $   (419)     $   (834)     $  (163)      $ (1,145)     $   (329)
 .................................................................................................................................
 Capital gains income (loss)                                          --            --           --             --            --
 .................................................................................................................................
 Net realized gain (loss) on security transactions                    17          (727)          (6)            51           (28)
 .................................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                             (25,900)       (5,245)      (4,619)       (21,972)      (25,315)
 .................................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                    (26,302)       (6,806)      (4,788)       (23,066)      (25,672)
 .................................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                        49,161        60,955       35,979        259,971        29,394
 .................................................................................................................................
 Administrative fee                                                 (189)         (244)         (38)          (101)         (230)
 .................................................................................................................................
 Net transfers                                                   123,143       409,753       27,903        360,613       132,986
 .................................................................................................................................
 Death claims                                                         --            --           --             --            --
 .................................................................................................................................
 Surrenders                                                       (3,192)           --           --             --        (3,159)
 .................................................................................................................................
 Cost of insurance and other fees                                 (1,137)       (2,072)        (576)        (1,990)       (2,399)
 .................................................................................................................................
 Other activity                                                    1,182         1,973          181         11,195         1,194
 .................................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                  168,968       470,365       63,449        629,688       157,786
 .................................................................................................................................
 Net increase (decrease) in net assets                           142,666       463,559       58,661        606,622       132,114
 .................................................................................................................................
NET ASSETS:
 Beginning of period                                                  --            --           --             --            --
----------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                  $142,666      $463,559      $58,661       $606,622      $132,114
----------------------------------------------------------------------------------------------------------------------------------

* From inception, May 24, 2000, to December 31, 2000.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Franklin           Franklin        Templeton    Templeton
December 31, 2000                                             Strategic Income   Templeton       Growth       International
                                                              Securities         Mutual Shares   Securities   Securities
                                                              Investment         Securities      Investment   Investment
                                                              Division*          Investment      Division*    Division*
                                                                                 Division*
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ..........................................................................................................................
 Net investment income (loss)                                     $ 2,657          $   (443)      $   (91)       $  (109)
 ..........................................................................................................................
 Net realized gain (loss) on security transactions                     --              (204)           (3)            --
 ..........................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                               (1,264)           13,924         1,273         (1,060)
 ..........................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                       1,393            13,277         1,179         (1,169)
 ..........................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                          6,073            33,128        22,220          8,637
 ..........................................................................................................................
 Administrative fee                                                   (24)             (153)          (88)           (78)
 ..........................................................................................................................
 Net transfers                                                     47,010           135,853        13,405         32,520
 ..........................................................................................................................
 Death claims                                                          --                --            --             --
 ..........................................................................................................................
 Surrenders                                                            --                --            --           (221)
 ..........................................................................................................................
 Cost of insurance and other fees                                    (644)           (1,018)       (1,573)        (1,004)
 ..........................................................................................................................
 Other activity                                                       (63)              636            54            627
 ..........................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                    52,352           168,446        34,018         40,481
 ..........................................................................................................................
 Net increase (decrease) in net assets                             53,745           181,723        35,197         39,312
 ..........................................................................................................................
NET ASSETS:
 Beginning of period                                                   --                --            --             --
---------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                    $53,745          $181,723       $35,197        $39,312
---------------------------------------------------------------------------------------------------------------------------

* From inception, May 24, 2000, to December 31, 2000.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Period Ended                                          Hartford     Hartford       Hartford
December 31, 1999                                             Bond         Capital        Money
                                                              Investment   Appreciation   Market
                                                              Division     Investment     Investment
                                                                           Division       Division
------------------------------------------------------------------------------------------------------
OPERATIONS:
 .....................................................................................................
 Net investment income                                        $   53,913    $   (1,230)   $   71,717
 .....................................................................................................
 Capital gains income                                              5,853        19,061            33
 .....................................................................................................
 Net realized gain (loss) on security transactions                (7,751)        2,164            --
 .....................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                             (74,990)      157,434            --
 .....................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                    (22,975)      177,429        71,750
 .....................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                       283,754       462,253     1,753,189
 .....................................................................................................
 Net transfers                                                    (9,776)          403      (591,485)
 .....................................................................................................
 Surrenders, including death benefits                             (3,186)      (19,980)     (121,096)
 .....................................................................................................
 Cost of insurance and other fees                                 (5,227)      (11,882)     (320,311)
 .....................................................................................................
 Other activity                                                    4,282        62,154       (19,015)
 .....................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                  269,847       492,948       701,282
 .....................................................................................................
 Net increase (decrease) in net assets                           246,872       670,377       773,032
 .....................................................................................................
NET ASSETS:
 Beginning of period                                             857,592       386,560     1,296,303
------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                $1,104,464    $1,056,937    $2,069,335
------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Neuberger      Neuberger      Neuberger          Fidelity VIP Fund
December 31, 1999                                             Berman         Berman         Berman AMT         Equity-Income
                                                              AMT Partners   AMT Balanced   Limited Maturity   Investment
                                                              Investment     Investment     Bond               Division
                                                              Division       Division       Investment
                                                                                            Division
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ...............................................................................................................................
 Net investment income                                         $    1,633     $    5,363       $  16,994          $    8,992
 ...............................................................................................................................
 Capital gains income                                              23,709         19,904              --              43,177
 ...............................................................................................................................
 Net realized gain (loss) on security transactions                 93,495          9,884           3,125               2,644
 ...............................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                              (57,401)       445,839         (16,365)             14,549
 ...............................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                      61,436        480,990           3,754              69,362
 ...............................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                        999,255      1,030,499          97,401             685,496
 ...............................................................................................................................
 Net transfers                                                 (1,316,306)        (5,012)       (248,256)            (29,136)
 ...............................................................................................................................
 Surrenders, including death benefits                             (13,275)      (107,024)         (2,295)            (19,312)
 ...............................................................................................................................
 Cost of insurance and other fees                                 (72,884)       (37,042)         (9,412)            (46,257)
 ...............................................................................................................................
 Other activity                                                    37,329         58,655              (4)              3,532
 ...............................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                  (365,881)       940,076        (162,566)            594,323
 ...............................................................................................................................
 Net increase (decrease) in net assets                           (304,445)     1,421,066        (158,812)            663,685
 ...............................................................................................................................
NET ASSETS:
 Beginning of period                                            2,447,235        823,186         601,381           1,395,788
--------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                 $2,142,790     $2,244,252       $ 442,569          $2,059,473
--------------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Fidelity VIP Fund
December 31, 1999                                             High Income
                                                              Investment
                                                              Division

-------------------------------------------------------------------------------------------------
OPERATIONS:
 ...........................................................
 Net investment income                                            $ 12,140
 ...........................................................
 Capital gains income                                                  504
 ...........................................................
 Net realized gain (loss) on security transactions                     743
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                                (2,065)
 ...........................................................
 Net increase (decrease) in net assets resulting from
   operations                                                       11,322
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                         104,915
 ...........................................................
 Net transfers                                                      (4,779)
 ...........................................................
 Surrenders, including death benefits                               (2,901)
 ...........................................................
 Cost of insurance and other fees                                   (2,283)
 ...........................................................
 Other activity                                                      3,253
 ...........................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                     98,205
 ...........................................................
 Net increase (decrease) in net assets                             109,527
 ...........................................................
NET ASSETS:
 Beginning of period                                               163,196
-------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                    $272,723
--------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Fidelity VIP Fund   Fidelity VIP Fund II   Alger American
December 31, 1999                                             Overseas            Asset Manager          Small
                                                              Investment          Investment             Capitalization
                                                              Division            Division               Investment
                                                                                                         Division
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ......................................................................................................................
 Net investment income                                           $    6,849            $   16,561           $ (2,569)
 ......................................................................................................................
 Capital gains income                                                27,092                30,207             34,451
 ......................................................................................................................
 Net realized gain (loss) on security transactions                   47,868                16,076                843
 ......................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                                544,724                70,129            131,562
 ......................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                       626,533               132,973            164,287
 ......................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                          485,285               809,350            224,992
 ......................................................................................................................
 Net transfers                                                     (100,873)              (85,736)            (3,053)
 ......................................................................................................................
 Surrenders, including death benefits                               (44,390)              (15,898)           (19,333)
 ......................................................................................................................
 Cost of insurance and other fees                                   (39,078)              (24,046)           (10,672)
 ......................................................................................................................
 Other activity                                                     (15,618)               29,554             18,336
 ......................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                     285,326               713,224            210,270
 ......................................................................................................................
 Net increase (decrease) in net assets                              911,859               846,197            374,557
 ......................................................................................................................
NET ASSETS:
 Beginning of period                                              1,143,980               996,900            282,718
-----------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                   $2,055,839            $1,843,097           $657,275
-----------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Alger American   J.P. Morgan
December 31, 1999                                             Growth           Bond
                                                              Investment       Investment
                                                              Division         Division

-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ...........................................................
 Net investment income                                          $  (12,085)    $   17,421
 ...........................................................
 Capital gains income                                              165,374          2,842
 ...........................................................
 Net realized gain (loss) on security transactions                  10,484            (43)
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                               510,463        (30,809)
 ...........................................................
 Net increase (decrease) in net assets resulting from
   operations                                                      674,236        (10,589)
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                         722,797        583,521
 ...........................................................
 Net transfers                                                     508,409         44,919
 ...........................................................
 Surrenders, including death benefits                              (35,761)       (92,301)
 ...........................................................
 Cost of insurance and other fees                                  (49,191)       (21,588)
 ...........................................................
 Other activity                                                     40,284         (2,978)
 ...........................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                  1,186,538        511,573
 ...........................................................
 Net increase (decrease) in net assets                           1,860,774        500,984
 ...........................................................
NET ASSETS:
 Beginning of period                                             1,449,142        585,314
-----------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                  $3,309,916     $1,086,298
-----------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          J.P. Morgan        J.P. Morgan     J.P. Morgan     MSDW Universal
December 31, 1999                                             U.S. Disciplined   Small Company   International   Funds Fixed
                                                              Equity             Investment      Opportunities   Income
                                                              Investment         Division        Investment      Investment
                                                              Division*                          Division        Division
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ..............................................................................................................................
 Net investment income                                           $  (15,017)      $   (7,167)     $    5,869       $  185,706
 ..............................................................................................................................
 Capital gains income                                               458,922           36,692          74,628              676
 ..............................................................................................................................
 Net realized gain (loss) on security transactions                    6,124          (36,948)          7,066            1,373
 ..............................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                                460,601          568,417         590,581         (265,379)
 ..............................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                       910,630          560,994         678,144          (77,624)
 ..............................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                        2,654,980          355,767       1,122,383        2,245,643
 ..............................................................................................................................
 Net transfers                                                       25,353          (81,593)           (606)          81,746
 ..............................................................................................................................
 Surrenders, including death benefits                              (397,658)         (75,547)       (123,342)        (206,379)
 ..............................................................................................................................
 Cost of insurance and other fees                                  (115,837)         (34,536)        (37,722)        (104,304)
 ..............................................................................................................................
 Other activity                                                    (108,183)          (2,775)         (2,993)         (11,755)
 ..............................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                   2,058,655          161,316         957,720        2,004,951
 ..............................................................................................................................
 Net increase (decrease) in net assets                            2,969,285          722,310       1,635,864        1,927,327
 ..............................................................................................................................
NET ASSETS:
 Beginning of period                                              3,180,930        1,077,121       1,035,416        2,756,859
-------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                   $6,150,215       $1,799,431      $2,671,280       $4,684,186
-------------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          MSDW Universal
December 31, 1999                                             Funds
                                                              High Yield
                                                              Investment
                                                              Division
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ...........................................................
 Net investment income                                          $  33,787
 ...........................................................
 Capital gains income                                                  --
 ...........................................................
 Net realized gain (loss) on security transactions                (11,446)
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                               15,300
 ...........................................................
 Net increase (decrease) in net assets resulting from
   operations                                                      37,641
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                         14,381
 ...........................................................
 Net transfers                                                   (136,977)
 ...........................................................
 Surrenders, including death benefits                              (5,250)
 ...........................................................
 Cost of insurance and other fees                                 (14,253)
 ...........................................................
 Other activity                                                      (179)
 ...........................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                  (142,278)
 ...........................................................
 Net increase (decrease) in net assets                           (104,637)
 ...........................................................
NET ASSETS:
 Beginning of period                                              588,581
-------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                  $ 483,944
-------------------------------------------------------------------------------------------------------------------------------

* Formerly J.P. Morgan Equity Investment Division.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          MSDW Universal   MSDW Universal   MSDW Universal   MSDW Universal
December 31, 1999                                             Funds            Funds            Funds            Funds Emerging
                                                              Equity Growth    Value            Global Equity    Markets Equity
                                                              Investment       Investment       Investment       Investment
                                                              Division         Division         Division         Division
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ..............................................................................................................................
 Net investment income                                          $   (3,617)       $  3,921         $  4,234         $ (1,823)
 ..............................................................................................................................
 Capital gains income                                               32,934              --           28,420               --
 ..............................................................................................................................
 Net realized gain (loss) on security transactions                  (1,160)         23,060              (98)          54,040
 ..............................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                               203,783           5,789          (17,393)         197,420
 ..............................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                      231,940          32,770           15,163          249,637
 ..............................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                         228,107          57,962          211,892           37,428
 ..............................................................................................................................
 Net transfers                                                     300,345         301,711           21,634          601,300
 ..............................................................................................................................
 Surrenders, including death benefits                               (5,367)         (2,730)            (125)          (2,654)
 ..............................................................................................................................
 Cost of insurance and other fees                                  (22,565)         (5,335)         (17,489)          (9,032)
 ..............................................................................................................................
 Other activity                                                     39,748          (9,140)           1,428           73,255
 ..............................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                    540,268         342,468          217,340          700,297
 ..............................................................................................................................
 Net increase (decrease) in net assets                             772,208         375,238          232,503          949,934
 ..............................................................................................................................
NET ASSETS:
 Beginning of period                                               269,519          55,898          412,194           16,650
-------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                  $1,041,727        $431,136         $644,697         $966,584
-------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          BT Equity     BT Small     BT EAFE
December 31, 1999                                             500 Index     Cap Index    Equity Index
                                                              Investment    Investment   Investment
                                                              Division      Division     Division
OPERATIONS:
 ....................................................................................................
 Net investment income                                        $    5,877     $  1,781      $  1,300
 ....................................................................................................
 Capital gains income                                             12,981        3,825         3,032
 ....................................................................................................
 Net realized gain (loss) on security transactions                 2,328       (1,490)          853
 ....................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                             579,301       12,605        12,819
 ....................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                    600,487       16,721        18,004
 ....................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                     1,463,520      102,473        69,894
 ....................................................................................................
 Net transfers                                                   725,443          305         2,022
 ....................................................................................................
 Surrenders, including death benefits                           (227,693)          --            --
 ....................................................................................................
 Cost of insurance and other fees                                (92,479)      (1,657)         (998)
 ....................................................................................................
 Other activity                                                   36,208        3,512           877
 ....................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                1,904,999      104,633        71,795
 ....................................................................................................
 Net increase (decrease) in net assets                         2,505,486      121,354        89,799
 ....................................................................................................
NET ASSETS:
 Beginning of period                                           1,820,272       14,823        12,293
-----------------------------------------------------------------------------------------------------
 END OF PERIOD                                                $4,325,758     $136,177      $102,092
-----------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
Notes to Financial Statements
December 31, 2001

(1)  ORGANIZATION:

ICMG Registered Variable Life Separate Account One OmniSource (the Account), is a component of ICMG Registered Variable Life Separate Account One, a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of forty-eight Divisions. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life insurance policyowners of the Company in various mutual funds (the Funds), as directed by the policyowners.

(2)  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares. Dividend income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2001.

C) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

D) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

E) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

(3)  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) COST OF INSURANCE -- In accordance with the terms of the policies, the Company assesses cost of insurance charges to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary. These charges are reflected as a component of unit transactions on the accompanying statements of changes in net assets.

B) MORTALITY AND EXPENSE RISK UNDERTAKINGS -- The Company, as issuer of variable life insurance policies, provides the mortality and expense undertakings and, with respect to the Account, receives an annual fee of up to 0.65% of the Account's average daily net assets. These charges are reflected as a component of operating expenses on the accompanying statements of operations.

C) ADMINISTRATIVE AND ISSUE CHARGES -- The Company assesses a monthly administrative charge to compensate the Company for administrative costs in connection with the policies. This charge covers the average expected cost for these services at a maximum of $10 per month. These charges are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

D) DEDUCTION OF OTHER FEES -- In accordance with the terms of the policies, the Company makes deductions for state premium taxes and other insurance charges. These charges are deducted through termination of units of interest from applicable policyowners' accounts and are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

(4)  FINANCIAL HIGHLIGHTS:

The following is a summary of units, unit fair value, contract owners' equity, expense ratios and total return showing the minimum and maximum contract charges for which a series of each subaccount had units issued or outstanding during the reporting period.

                                                                                                         INVESTMENT
                                                                 UNIT          CONTRACT       EXPENSE      INCOME        TOTAL
                                                    UNITS     FAIR VALUE    OWNERS' EQUITY     RATIO*      RATIO**     RETURN***
---------------------------------------------------------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
OMNISOURCE
 INVESTMENTS IN THE HARTFORD HLS MUTUAL FUNDS:
 Hartford Advisers HLS Fund, Inc.
   2001 Lowest contract charges                     78,325     9.542343         747,404         0.64%        2.89%       (5.26)%
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 Hartford Bond HLS Fund, Inc.
   2001 Lowest contract charges                    169,830    13.885217       2,358,124         0.64%        5.40%        7.98 %
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 Hartford Capital Appreciation HLS Fund, Inc.
   2001 Lowest contract charges                    115,149    20.004977       2,303,494         0.64%        0.62%       (7.54)%
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 Hartford Money Market HLS Fund, Inc.
   2001 Lowest contract charges                    367,068    12.484847       4,582,789         0.64%       12.10%        3.20 %
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 Hartford Stock HLS Fund, Inc.
   2001 Lowest contract charges                      7,670     8.322295          63,832         0.64%        0.86%      (12.80)%
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN NEUBERGER BERMAN ADVISERS
   MANAGEMENT TRUST:
 Partners Portfolio
   2001 Lowest contract charges                    100,459    14.360923       1,442,686         0.64%        0.42%       (3.46)%
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio
   2001 Lowest contract charges                        663    14.435475           9,571         0.65%        3.63%      (13.92)%
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN FIDELITY VARIABLE INSURANCE
   PRODUCTS FUNDS:
 Equity-Income Portfolio
   2001 Lowest contract charges                     79,405    15.256646       1,211,454         0.64%        1.91%       (5.57)%
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 High Income Portfolio
   2001 Lowest contract charges                     16,513     8.195664         135,335         0.64%       13.03%      (12.30)%
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio
   2001 Lowest contract charges                     19,559    11.329068         221,580         0.65%        8.67%      (21.68)%
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN FIDELITY VARIABLE INSURANCE
   PRODUCTS FUNDS II:
 Asset Manager Portfolio
   2001 Lowest contract charges                     13,891    13.857534         192,495         0.64%        4.73%       (5.26)%
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN THE ALGER AMERICAN FUNDS:
 Alger American Small Capitalization Portfolio
   2001 Lowest contract charges                     59,690     9.069626         541,366         0.64%        0.04%      (29.97)%
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 Alger American Growth Portfolio
   2001 Lowest contract charges                    203,391    17.816364       3,623,688         0.64%        0.22%      (12.39)%
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN J.P. MORGAN SERIES TRUST II:
 J.P. Morgan Bond Portfolio
   2001 Lowest contract charges                     88,004    12.238866       1,077,069         0.64%        6.59%        6.23 %
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 J.P. Morgan U.S. Disciplined Equity Portfolio
   2001 Lowest contract charges                    825,235    11.322755       9,343,931         0.64%        0.54%      (12.48)%
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                         INVESTMENT
                                                                 UNIT          CONTRACT       EXPENSE      INCOME        TOTAL
                                                    UNITS     FAIR VALUE    OWNERS' EQUITY     RATIO*      RATIO**     RETURN***
---------------------------------------------------------------------------------------------------------------------------------
 J.P. Morgan Small Company Portfolio
   2001 Lowest contract charges                    103,376    11.359418       1,174,285         0.64%        0.04%       (8.62)%
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 J.P. Morgan International Opportunities
   Portfolio
   2001 Lowest contract charges                    430,846     9.485935       4,086,977         0.64%        1.13%      (19.66)%
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN THE MORGAN STANLEY DEAN WITTER
   UNIVERSAL FUNDS, INC.:
 Fixed Income Portfolio
   2001 Lowest contract charges                    605,234    12.670955       7,668,893         0.64%        3.67%        8.61 %
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 High Yield Portfolio
   2001 Lowest contract charges                     12,555     9.231701         115,904         0.66%        8.76%       (5.09)%
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 Equity Growth Portfolio
   2001 Lowest contract charges                     23,014    12.100417         278,479         0.64%        0.12%      (15.66)%
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 Value Portfolio
   2001 Lowest contract charges                         31    12.354839             383         0.65%        0.78%        1.61 %
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 Global Equity Portfolio
   2001 Lowest contract charges                     47,396    11.879336         563,033         0.64%        1.01%       (7.64)%
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Equity Portfolio
   2001 Lowest contract charges                    142,848     8.760410       1,251,407         0.64%          --        (7.10)%
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Growth Portfolio
   2001 Lowest contract charges                     82,151     7.252778         595,823         0.63%          --       (29.77)%
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio
   2001 Lowest contract charges                     15,671     4.311914          67,572         0.64%          --       (49.17)%
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN BT INSURANCE FUND TRUST:
 Equity 500 Index Fund
   2001 Lowest contract charges                    223,138    11.468429       2,559,042         0.65%        0.82%      (12.75)%
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 Small Cap Index Fund
   2001 Lowest contract charges                     72,523    10.923142         792,179         0.65%        0.65%        1.41 %
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 EAFE Equity Index Fund
   2001 Lowest contract charges                     61,286     8.704250         533,451         0.64%          --       (25.26)%
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN AMERICAN FUNDS INSURANCE SERIES:
 Asset Allocation Fund
   2001 Lowest contract charges                      6,488    10.471078          67,936         0.64%        3.83%      (13.64)%
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 Global Growth Fund
   2001 Lowest contract charges                     68,664     7.456513         511,994         0.64%        0.86%      (14.77)%
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 Global Small Capitalization Fund
   2001 Lowest contract charges                      3,326     7.661155          25,481         0.64%        0.76%      (13.42)%
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 Growth Fund
   2001 Lowest contract charges                    197,319     8.260951       1,630,040         0.64%        0.48%      (18.68)%
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 International Fund
   2001 Lowest contract charges                     78,575     6.945504         545,743         0.64%        0.90%      (20.41)%
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                         INVESTMENT
                                                                 UNIT          CONTRACT       EXPENSE      INCOME        TOTAL
                                                    UNITS     FAIR VALUE    OWNERS' EQUITY     RATIO*      RATIO**     RETURN***
---------------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN JANUS ASPEN SERIES:
 Aggressive Growth Portfolio
   2001 Lowest contract charges                    123,758     5.095874         630,655         0.64%          --       (39.98)%
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio
   2001 Lowest contract charges                    135,135     9.807274       1,325,306         0.64%        1.69%       (5.52)%
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio
   2001 Lowest contract charges                     47,079    11.416003         537,454         0.64%        4.47%        6.79 %
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 International Growth Portfolio
   2001 Lowest contract charges                     19,259     6.959773         134,035         0.64%        0.63%      (23.93)%
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio
   2001 Lowest contract charges                     77,155     7.158706         552,330         0.64%        0.28%      (23.12)%
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN MFS VARIABLE INSURANCE TRUST:
 Capital Opportunities Series
   2001 Lowest contract charges                     30,766     7.452252         229,276         0.64%        0.01%      (23.98)%
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 Emerging Growth Series
   2001 Lowest contract charges                     16,810     6.175372         103,808         0.64%          --       (33.92)%
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 Investors Trust Series
   2001 Lowest contract charges                    100,492     8.499427         854,127         0.64%        0.45%      (16.50)%
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 High Income Series
   2001 Lowest contract charges                      8,913     9.557388          85,185         0.64%        5.64%        1.41 %
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 New Discovery Series
   2001 Lowest contract charges                     68,469     9.830741         673,101         0.64%          --        (5.64)%
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST:
 Franklin Small Cap Fund
   2001 Lowest contract charges                     65,444     8.019185         524,806         0.62%        0.25%      (15.80)%
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 Franklin Strategic Income Securities Fund
   2001 Lowest contract charges                         64    11.166667             717         0.65%        0.06%        3.83 %
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund
   2001 Lowest contract charges                     20,951    11.768210         246,563         0.64%        1.84%        6.35 %
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund
   2001 Lowest contract charges                      5,588    10.276843          57,427         0.64%        1.52%       (1.95)%
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 Templeton International Securities Fund
   2001 Lowest contract charges                      3,515     8.784738          30,875         0.64%        2.61%       (0.17)%
        Highest contract charges                        --           --              --           --           --           --
        Remaining contract charges                      --           --              --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------

 * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

                                     PART A

THE ONE-REGISTERED TRADEMARK- PROVIDER-SM-
GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
100 CAMPUS DRIVE, SUITE 250
FLORHAM PARK, NJ 07932
TELEPHONE: (800) 854-3384                                     [LOGO]


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you enroll for coverage under The One(-Registered Trademark-) Provider-SM- (formerly known as Pegasus Provider) group flexible premium variable life insurance policy. Please read it carefully.

The One Provider group flexible premium variable life insurance policy is a contract issued by Hartford Life and Annuity Insurance Company to an employer, a trust sponsored by an employer or an employer sponsored program. We will issue you a certificate of insurance that describes your rights, benefits, obligations and options under the group policy, including your payment of premiums and our payment of a death benefit to your beneficiaries. Your certificate is:

x Flexible premium, because you have options when selecting the timing and amounts of your premium payments.

x Variable, because the value of your life insurance coverage may fluctuate with the performance of the underlying Portfolio(s).
--------------------------------------------------------------------------------

After you enroll, you allocate your payments to separate divisions of our separate account, known as Investment Divisions. The current Investment Divisions available are:



                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  One Group Investment Trust Bond Investment Division         One Group(-Registered Trademark-) Investment Trust
                                                              Bond Portfolio
  One Group Investment Trust Government Bond Investment       One Group(-Registered Trademark-) Investment Trust
  Division                                                    Government Bond Portfolio
  One Group Investment Trust Balanced Investment Division     One Group(-Registered Trademark-) Investment Trust
                                                              Balanced Portfolio
  One Group Investment Trust Large Cap Growth Investment      One Group(-Registered Trademark-) Investment Trust
  Division                                                    Large Cap Growth Portfolio
  One Group Investment Trust Equity Index Investment          One Group(-Registered Trademark-) Investment Trust
  Division                                                    Equity Index Portfolio
  One Group Investment Trust Diversified Equity Investment    One Group(-Registered Trademark-) Investment Trust
  Division                                                    Diversified Equity Portfolio
  One Group Investment Trust Mid Cap Growth Investment        One Group(-Registered Trademark-) Investment Trust
  Division                                                    Mid Cap Growth Portfolio
  One Group Investment Trust Diversified Mid Cap Investment   One Group(-Registered Trademark-) Investment Trust
  Division                                                    Diversified Mid Cap Portfolio
  One Group Investment Trust Mid Cap Value Investment         One Group(-Registered Trademark-) Investment Trust
  Division                                                    Mid Cap Value Portfolio
  Fidelity Variable Insurance Products Equity-Income          Service Class of the Equity-Income Portfolio of
  Investment Division                                         the Fidelity Variable Insurance Products
  Fidelity Variable Insurance Products High Income            Service Class of the High Income Portfolio of the
  Investment Division                                         Fidelity Variable Insurance Products
  Fidelity Variable Insurance Products Money Market           Initial Class of the Money Market Portfolio of the
  Investment Division                                         Fidelity Variable Insurance Products
  Fidelity Variable Insurance Products Asset Manager          Service Class of the Asset Manager-SM- Portfolio
  Investment Division                                         of the Fidelity Variable Insurance Products
  Fidelity Variable Insurance Products Index 500 Investment   Initial Class of the Index 500 Portfolio of the
  Division                                                    Fidelity Variable Insurance Products


                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  Fidelity Variable Insurance Products Growth Opportunities   Service Class of the Growth Opportunities
  Investment Division                                         Portfolio of the Fidelity Variable Insurance
                                                              Products
  Putnam VT International Growth Investment Division          Class IB of the Putnam VT International Growth
                                                              Fund of Putnam Variable Trust
  Putnam VT Vista Investment Division                         Class IB of the Putnam VT Vista Fund of Putnam
                                                              Variable Trust
  Putnam VT Voyager Investment Division                       Class IB of the Putnam VT Voyager Fund of Putnam
                                                              Variable Trust


If you decide to enroll for coverage under this group life insurance policy, you should keep this Prospectus for your records.

The Putnam prospectus included in this The One Provider Prospectus contains information relating to all of the funds they offer. Not all the funds in the Putnam prospectus are available to you. The One Group Investment Trust prospectus included in this The One Provider Prospectus contains information relating to all One Group Investment Trust Portfolios. Please review this The One Provider product prospectus for details regarding which funds are available in The One Provider (see "The Funds").

Although we file this Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

Variable life insurance policies are not deposits or obligations of, or endorsed or guaranteed by, any bank, nor are they federally insured or otherwise protected by the FDIC, the Federal Reserve Board, or any other agency; they are subject to investment risk, including possible loss of the principal amount invested.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2002

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     6
----------------------------------------------------------------------
  Benefits of Your Policy                                         6
----------------------------------------------------------------------
  What Does Your Policy Pay For?                                  6
----------------------------------------------------------------------
  Risks of Your Policy                                            6
----------------------------------------------------------------------
FEE TABLES                                                        7
----------------------------------------------------------------------
ABOUT US                                                          9
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                     9
----------------------------------------------------------------------
  ICMG Registered Variable Life Separate Account One              9
----------------------------------------------------------------------
  The Funds                                                       9
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           11
----------------------------------------------------------------------
  Deductions from Premium                                        11
----------------------------------------------------------------------
  Deductions From Investment Value                               11
----------------------------------------------------------------------
YOUR CERTIFICATE                                                 12
----------------------------------------------------------------------
  Ownership Rights                                               12
----------------------------------------------------------------------
  Beneficiary                                                    12
----------------------------------------------------------------------
  Assignment                                                     12
----------------------------------------------------------------------
  Statements                                                     12
----------------------------------------------------------------------
  Issuance of Your Certificate                                   12
----------------------------------------------------------------------
  Right to Examine the Certificate                               12
----------------------------------------------------------------------
PREMIUMS                                                         13
----------------------------------------------------------------------
  Premium Payment Flexibility                                    13
----------------------------------------------------------------------
  Allocation of Premium Payments                                 13
----------------------------------------------------------------------
  Accumulation Units                                             13
----------------------------------------------------------------------
  Accumulation Unit Values                                       13
----------------------------------------------------------------------
  Premium Limitation                                             14
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 14
----------------------------------------------------------------------
  Values Under the Certificate                                   14
----------------------------------------------------------------------
  Death Benefits                                                 14
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM THE CERTIFICATE                          15
----------------------------------------------------------------------
  Surrender                                                      15
----------------------------------------------------------------------
  Partial Withdrawals                                            16
----------------------------------------------------------------------
TRANSFERS AMONG INVESTMENT DIVISIONS                             16
----------------------------------------------------------------------
  Amount and Frequency of Transfers                              16
----------------------------------------------------------------------
  Transfers to or from Investment Divisions                      16
----------------------------------------------------------------------
  Asset Rebalancing                                              16
----------------------------------------------------------------------
  Dollar Cost Averaging                                          17
----------------------------------------------------------------------
  Processing of Transactions                                     17
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                PAGE
----------------------------------------------------------------------
LOANS                                                            17
----------------------------------------------------------------------
  Loan Interest                                                  17
----------------------------------------------------------------------
  Credited Interest                                              17
----------------------------------------------------------------------
  Loan Repayments                                                18
----------------------------------------------------------------------
  Termination Due to Excessive Debt                              18
----------------------------------------------------------------------
  Effect of Loans on Investment Value                            18
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          18
----------------------------------------------------------------------
  Lapse and Grace Period                                         18
----------------------------------------------------------------------
  Reinstatement                                                  18
----------------------------------------------------------------------
TERMINATION OF POLICY                                            18
----------------------------------------------------------------------
CONTRACT LIMITATIONS                                             19
----------------------------------------------------------------------
  Partial Withdrawals                                            19
----------------------------------------------------------------------
  Transfers of Account Value                                     19
----------------------------------------------------------------------
  Face Amount Increases or Decreases                             19
----------------------------------------------------------------------
  Valuation of Payments and Transfers                            19
----------------------------------------------------------------------
  Deferral of Payments                                           19
----------------------------------------------------------------------
CHANGES TO CONTRACT OR SEPARATE ACCOUNT                          19
----------------------------------------------------------------------
  Modification of Policy                                         19
----------------------------------------------------------------------
  Substitution of Funds                                          19
----------------------------------------------------------------------
  Change in Operation of the Separate Account                    19
----------------------------------------------------------------------
  Separate Account Taxes                                         19
----------------------------------------------------------------------
SUPPLEMENTAL BENEFITS                                            19
----------------------------------------------------------------------
  Maturity Date Extension Rider                                  19
----------------------------------------------------------------------
OTHER MATTERS                                                    20
----------------------------------------------------------------------
  Reduced Charges for Eligible Groups                            20
----------------------------------------------------------------------
  Our Rights                                                     20
----------------------------------------------------------------------
  Limit on Right to Contest                                      20
----------------------------------------------------------------------
  Misstatement as to Age or Sex                                  20
----------------------------------------------------------------------
  Assignment                                                     20
----------------------------------------------------------------------
  Dividends                                                      20
----------------------------------------------------------------------
TAXES                                                            20
----------------------------------------------------------------------
  General                                                        20
----------------------------------------------------------------------
  Taxation of Hartford and the Separate Account                  20
----------------------------------------------------------------------
  Income Taxation of Certificate Benefits -- Generally           21
----------------------------------------------------------------------
  Modified Endowment Contracts                                   21
----------------------------------------------------------------------
  Diversification Requirements                                   21
----------------------------------------------------------------------
  Ownership of the Assets in the Separate Account                22
----------------------------------------------------------------------
  Tax Deferral During Accumulation Period                        22
----------------------------------------------------------------------
  Federal Income Tax Withholding                                 22
----------------------------------------------------------------------
  Generation Skipping Transfer Tax                               22
----------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------


                                                                PAGE
----------------------------------------------------------------------
  Economic Growth and Tax Relief Reconciliation Act of 2001      23
----------------------------------------------------------------------
  Split-Dollar Life Insurance Arrangements                       23
----------------------------------------------------------------------
  Life Insurance Purchases by Nonresident Aliens and Foreign
   Corporations                                                  23
----------------------------------------------------------------------
  Non-Individual Ownership of Policies                           23
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  24
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                24
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        25
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              26
----------------------------------------------------------------------

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- We designed the policy to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- We will pay a death benefit to your beneficiary if the Insured dies while the Certificate is in force. You select one of two death benefit options. These options are:

 -  Option A -- Under Option A the death benefit is equal to the larger of:

    - The Face Amount; and

    - The Variable Insurance Amount.

 -  Option B -- Under Option B the death benefit is equal to the larger of:

    - The Face Amount plus the Cash Value; and

    - The Variable Insurance Amount.

We reduce the death benefit by any money you owe us, such as outstanding Loans or Loan interest. You may change your death benefit option under certain circumstances. You may also increase or decrease the Face Amount on your Certificate under certain circumstances.

INVESTMENT OPTIONS -- You may invest in up to 18 different Investment Divisions, available under your Certificate. You may transfer money among the Investment Divisions, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose when and in what amounts you pay premiums.

RIGHT TO EXAMINE YOUR CERTIFICATE -- For 10 days after you receive your Certificate, you may cancel it without paying a sales charge. Some states provide a longer examination period.

WITHDRAWALS -- You may withdraw all or part of amounts available under your Certificate, subject to certain limitations.

LOANS -- You may take a Loan under the Certificate. The Certificate secures the Loan.

PAYMENT OPTIONS -- Your beneficiary may choose to receive the proceeds due under the Certificate,

- in a lump sum; or

- over a period of time by using one of several payment options.

DOLLAR COST AVERAGING -- You may elect to allocate your Net Premiums among the Investment Divisions using the dollar cost averaging option program. The main objective of this program is to minimize the impact of short-term price fluctuations to allow you to take advantage of market fluctuations.

ASSET REBALANCING -- You may elect to have us automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you selected ("Asset Rebalancing"). The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

WHAT DOES YOUR PREMIUM PAY FOR?

Your premium payment does three things: (1) it pays for insurance coverage,
(2) it acts as an investment in the Investment Divisions, and (3) it pays for sales loads and other charges.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your Certificate will fluctuate with the performance of its Investment Divisions. Your investment options may decline in value, or they may not perform to your expectations. We do not guarantee your Investment Value in the Investment Divisions.

TERMINATION

- CERTIFICATE -- Your Certificate could terminate if the Cash Surrender Value becomes too low to pay the charges due under the Certificate. If this occurs, Hartford will notify you in writing. You will then have sixty-one (61) days to pay additional amounts to prevent the Certificate from terminating.

- POLICY -- Hartford or the employer may terminate participation in the Policy. The party terminating the Policy must provide you with a notice of the termination, at your last known address, at least fifteen (15) days prior to the date of termination.

PARTIAL WITHDRAWAL LIMITATIONS -- We limit you to twelve (12) partial withdrawals per Coverage Year. These withdrawals will reduce your Cash Surrender Value, may reduce your death benefit, and may be subject to a processing charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among the Investment Divisions.

LOANS -- Taking a Loan under your Certificate may increase the risk that your Certificate will lapse, may have a permanent effect on your Investment Value, and may reduce the Death Proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any Loans, withdrawals or other amounts under the Certificate. You may also be subject to a 10% penalty tax.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the MAXIMUM fees and expenses that you will pay under the Certificate.

MAXIMUM TRANSACTION FEES


       CHARGE           WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED            CERTIFICATES FROM WHICH CHARGE IS DEDUCTED
Sales Charge(1)         When you pay premium.     9% of any premium paid for                       All
                                                  Coverage Years 1 through 7, and
                                                  7% of any premium paid in
                                                  Coverage Years 8 and later.
Premium Tax Charge      When you pay premium.     Generally, between 0% and 4% of                  All
                                                  any premium you pay. The
                                                  percentage we deduct will vary
                                                  by locale depending on the tax
                                                  rates in effect there.
Deferred Acquisition    When you pay premium.     1.25% of each premium you pay.                   All
Cost Tax Charge                                   We will adjust the charge based
                                                  on changes in the applicable tax
                                                  law.
Transfer Fees           When you make a           $50 per transfer.                  Those Certificates with more than 12
                        transfer after the 12th                                      transfers per Contract Year.
                        transfer in any
                        Coverage Year.
Partial Withdrawal      When you take a           $25 per partial withdrawal.        Those Certificates where a partial
Fee                     withdrawal.                                                  withdrawal is made.

(1) The current front end sales load charged is:
   6.75% of any premium paid for Coverage Years 1 through 7, and 4.75% of any premium paid in Coverage Years 8 and later.

The next table describes the MAXIMUM fees and expenses that you will pay periodically, not including Fund fees and expenses.

MAXIMUM ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE           WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED            CERTIFICATES FROM WHICH CHARGE IS DEDUCTED
Cost of Insurance       Monthly.                  The charge is the cost of                        All
Charges                                           insurance rate times the net
                                                  amount at risk. The cost of
                                                  insurance rates depend on issue
                                                  age, sex, insurance class and
                                                  substandard rating. The monthly
                                                  cost of insurance charge ranges
                                                  from $0.084 per $1,000 to
                                                  $85.527 per $1,000.
Mortality and Expense   Daily.                    On an annual basis, .65% of the                  All
Risk Charge                                       value of each Investment
                                                  Division's assets.
Administrative Charge   Monthly.                  $10 per Coverage Month.                          All
Rider Charges           Monthly.                  Individualized based on optional   Only those Certificates with benefits
                                                  rider selected.                    provided by rider.


The next table describes the Fund fees and expenses that you will pay periodically. The table shows the annual fees and expenses charged by the Funds for the year ended December 31, 2001. The prospectus for each Fund contains more detail concerning each Fund's fees and expenses.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                         Annual Fund Operating Expenses
                       as of Each Fund's Fiscal Year End
                        (as a percentage of net assets)



                                                              MANAGEMENT                 OTHER     TOTAL OPERATING
                                                                 FEE       12B-1 FEES   EXPENSES      EXPENSES
------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Bond Portfolio (1)                   0.57%          N/A       0.18%          0.75%
------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Government Bond Portfolio            0.45%          N/A       0.17%          0.62%
------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Balanced Portfolio                   0.70%          N/A       0.17%          0.87%
------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Large Cap Growth Portfolio           0.65%          N/A       0.16%          0.81%
------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Equity Index Portfolio               0.30%          N/A       0.20%          0.50%
------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Diversified Equity Portfolio         0.74%          N/A       0.18%          0.92%
------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Mid Cap Growth Portfolio             0.65%          N/A       0.17%          0.82%
------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Diversified Mid Cap
  Portfolio (1)                                                 0.72%          N/A       0.23%          0.95%
------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Mid Cap Value Portfolio (1)          0.73%          N/A       0.22%          0.95%
------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Equity-Income Portfolio
  -- Service Class (2)                                          0.48%         0.10%      0.10%          0.68%
------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products High Income Portfolio
  -- Service Class                                              0.58%         0.10%      0.13%          0.81%
------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Money Market Portfolio
  -- Initial Class                                              0.18%          N/A       0.10%          0.28%
------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Asset Manager Portfolio
  -- Service Class (2)                                          0.53%         0.10%      0.11%          0.74%
------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Index 500 Portfolio --
  Initial Class (4)                                             0.24%          N/A       0.11%          0.35%
------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Growth Opportunities
  Portfolio -- Service Class (2)                                0.58%         0.10%      0.11%          0.79%
------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund -- Class IB Shares          0.76%         0.25%      0.18%          1.19%
------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund -- Class IB Shares                         0.61%         0.25%      0.06%          0.92%
------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund -- Class IB Shares                       0.53%         0.25%      0.04%          0.82%
------------------------------------------------------------------------------------------------------------------



(1) In the absence of management fee waivers and/or expense reimbursements, which are in effect through December 31, 2002 by a contractual agreement between the Advisor and the Trust's Board of Trustees, management fees, other expenses and total operating expenses would be as follows:



                                                                                  OTHER     TOTAL OPERATING
                                                   MANAGEMENT FEE   12B-1 FEES   EXPENSES      EXPENSES
-----------------------------------------------------------------------------------------------------------
One Group Investment Trust Bond Portfolio              0.60%            N/A       0.18%          0.78%
-----------------------------------------------------------------------------------------------------------
One Group Investment Trust Diversified Mid Cap
  Portfolio                                            0.74%            N/A       0.23%          0.97%
-----------------------------------------------------------------------------------------------------------
One Group Investment Trust Mid Cap Value
  Portfolio                                            0.74%            N/A       0.22%          0.96%
-----------------------------------------------------------------------------------------------------------



(2) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.



(3) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.28%. This arrangement can be discontinued by the fund's manager at any time. Including this reimbursement, the management fee, other expenses and total annual expenses in 2001 were:



                                                                                  OTHER     TOTAL OPERATING
                                                   MANAGEMENT FEE   12B-1 FEES   EXPENSES      EXPENSES
-----------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Index 500
  Portfolio -- Initial Class                           0.24%            N/A       0.04%          0.28%
-----------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and Company, Inc.            9/26/01        A+    Financial strength
------------------------------------------------------------------------------------------------
 Standard & Poor's                      9/20/01       AA     Financial security characteristics
------------------------------------------------------------------------------------------------
 Fitch                                  9/21/01       AA+    Claims paying ability
------------------------------------------------------------------------------------------------


ICMG REGISTERED VARIABLE LIFE
SEPARATE ACCOUNT ONE

The Investment Divisions are separate divisions of our separate account, called ICMG Registered Variable Life Separate Account One (the "Separate Account"). The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of our other assets. We use our other assets to pay our insurance obligations under the Policy. We hold your assets in the Separate Account exclusively for your benefit and we may not use them for any other liability of ours. We established the Separate Account on October 9, 1995 under the laws of Connecticut.

The Separate Account has 18 Investment Divisions dedicated to the Policies. Each of these Investment Divisions invests solely in a corresponding Portfolio of the Funds. You choose the Investment Divisions that meet your investment style. We may establish additional Investment Divisions at our discretion. The Separate Account may include other Investment Divisions that will not be available under the Policy.

THE FUNDS

The Funds sell shares of the Portfolios to the Separate Account. The Portfolios are set up exclusively for variable annuity and variable life insurance products.(1) The Portfolios are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. Although the Funds may have similar investment strategies and the same portfolio managers as retail mutual funds, they have different performance, fees and expenses than retail mutual funds.


We do not guarantee the investment results of any of the Portfolios. Since each Portfolio has different investment objectives, each is subject to different risks. The prospectuses for the Funds and the Funds' Statements of Additional Information describe these risks and the Portfolios' expenses. We have included the Funds' prospectuses in this Prospectus.


The following Portfolios are available under your Certificate:


ONE GROUP INVESTMENT TRUST BOND PORTFOLIO -- The Portfolio seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.


ONE GROUP INVESTMENT TRUST GOVERNMENT BOND PORT-
FOLIO -- The Portfolio seeks a high level of current income with liquidity and safety of principal.

ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO -- The Portfolio seeks to provide total return while preserving capital.

ONE GROUP INVESTMENT TRUST LARGE CAP GROWTH PORT-
FOLIO -- The Portfolio seeks long-term capital appreciation and growth of income by investing primarily in equity securities.

ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO -- The Portfolio seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").(2)

ONE GROUP INVESTMENT TRUST DIVERSIFIED EQUITY PORT-
FOLIO -- The Portfolio seeks long-term capital growth and growth of income with a secondary objective of providing a moderate level of current income.

ONE GROUP INVESTMENT TRUST MID CAP GROWTH PORT-
FOLIO -- The Portfolio seeks growth of capital and secondarily, current income by investing primarily in equity securities.

ONE GROUP INVESTMENT TRUST DIVERSIFIED MID CAP PORT-
FOLIO -- The Portfolio seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.

ONE GROUP INVESTMENT TRUST MID CAP VALUE PORTFOLIO -- The Portfolio seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

(1) IN THE FUTURE, SHARES OF THE ONE GROUP INVESTMENT TRUST PORTFOLIOS MAY ALSO BE SOLD TO QUALIFIED PENSION AND RETIREMENT PLANS FOR THE BENEFIT OF PLAN PARTICIPANTS.

(2) "S&P 500" IS A REGISTERED SERVICE MARK OF STANDARD & POOR'S CORPORATION, WHICH DOES NOT SPONSOR AND IS IN NO WAY AFFILIATED WITH ONE GROUP INVESTMENT TRUST.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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FIDELITY VARIABLE INSURANCE PRODUCTS HIGH INCOME PORTFOLIO: SERVICE
CLASS -- Seeks high current income by investing primarily in all types of income-producing debt securities, preferred stocks and convertible securities. The Fund also considers growth of capital in choosing investments.



FIDELITY VARIABLE INSURANCE PRODUCTS EQUITY-INCOME PORTFOLIO: SERVICE
CLASS -- Seeks reasonable income by investing primarily in income-producing securities. The potential for capital appreciation is also considered when choosing investments. The Fund seeks a yield that exceeds the yield on the securities comprising the Standard & Poor's 500.



FIDELITY VARIABLE INSURANCE PRODUCTS MONEY MARKET PORTFOLIO: INITIAL CLASS -- Seeks as high a level of current income as is consistent with preserving capital and providing liquidity.



FIDELITY VARIABLE INSURANCE PRODUCTS ASSET MANAGER(SM) PORTFOLIO: SERVICE
CLASS -- Seeks high total return with reduced risk over the long-term by allocating assets among stocks, bonds, short-term and money market instruments, and other instruments of U.S. and foreign issuers.



FIDELITY VARIABLE INSURANCE PRODUCTS INDEX 500 PORTFOLIO: INITIAL CLASS -- Seeks to provide investment results that correspond to the total return of a broad range of common stocks publicly traded in the United States.



FIDELITY VARIABLE INSURANCE PRODUCTS GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS -- Seeks to provide capital growth by investing primarily in common stocks.



PUTNAM VT INTERNATIONAL GROWTH FUND: CLASS IB SHARES -- Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of companies outside the United States.



PUTNAM VT VISTA FUND: CLASS IB SHARES -- Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.



PUTNAM VT VOYAGER FUND: CLASS IB SHARES -- Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.


There is no assurance that any Portfolio will achieve its stated objectives. Owners are also advised to read the prospectuses for each of the Funds accompanying this Prospectus for more detailed information. Each Fund is subject to certain investment restrictions which may not be changed without the approval of a majority of the shareholders of the Fund. See the accompanying prospectuses for each of the Funds.


INVESTMENT ADVISERS -- Banc One Investment Advisors Corporation serves as investment adviser to the One Group Investment Trust Portfolios. Putnam Investment Management, LLC serves as the investment manager of Putnam Variable Trust. Fidelity Management & Research Company is the investment adviser to the Variable Insurance Products.



MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Portfolio from the Separate Account or replacing the Portfolio with another underlying portfolio. There are certain risks associated with mixed and shared funding.


VOTING RIGHTS -- We will notify you of shareholder's meetings of the Funds purchased by those Investment Divisions you have invested in. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Investment Divisions. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Policy may be voted. After we begin to make payouts to you, the number of votes you have will decrease.


ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of some of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
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CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

We deduct a percentage of your premium payment for a front-end sales load, a premium tax charge and the deferred acquisition cost ("DAC") tax charge before we allocate it to the Investment Divisions. The amount of each premium we allocate to the Investment Divisions is your net premium ("Net Premium").

FRONT-END SALES LOAD -- The current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end sales load is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later. Front-end sales loads cover expenses related to the sale and distribution of the Certificates.

PREMIUM TAX CHARGE -- We deduct a tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of this charge, generally, is between 0% and 4%.

DAC TAX CHARGE -- We deduct 1.25% of each premium to cover a federal premium tax assessed against us. This charge is reasonable in relation to our federal income tax burden, under Section 848 of the Internal Revenue Code of 1986 ("the Code"), resulting from the receipt of premiums. We will adjust this charge based on changes in the applicable tax law.

DEDUCTIONS FROM INVESTMENT VALUE

MONTHLY DEDUCTION AMOUNT -- Each month we will deduct an amount from your Investment Value to pay for the benefits provided under the Certificate. We call this amount the Monthly Deduction Amount and it equals the sum of:

(a) the administrative expense charge;

(b) the cost of insurance charge;

(c) the charges for additional benefits provided by rider, if any.

The Monthly Deduction Amount will vary from month to month.

Following is an explanation of the administrative expense charge and the charges for cost of insurance and rider benefits.

(a) ADMINISTRATIVE EXPENSE CHARGE -- We will assess a monthly administrative charge to compensate us for administrative costs in connection with the Certificates. We will initially charge $5 per Coverage Month and we guarantee that the charge will never exceed $10.00 per Coverage Month.

(b) COST OF INSURANCE CHARGE -- The cost of insurance charge is equal to:

- the cost of insurance rate per $1,000; multiplied by

- the net amount at risk; divided by

- $1,000.

The net amount at risk equals the death benefit minus the Cash Value on the date we calculate this charge. The cost of insurance charge is shown on the specification pages of the Policy and Certificate.

The purpose of the cost of insurance charge is to cover our anticipated mortality costs. The current cost of insurance rates for standard risks will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table
(ANB), Male or Female, age nearest birthday. We will charge substandard risks a higher cost of insurance rate. The cost of insurance rates for substandard risks will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table (ANB), Male or Female, age nearest birthday. In addition, the use of simplified underwriting or guaranteed issue procedures, rather than medical underwriting, may result in a higher cost of insurance charge for some individuals than if medical underwriting procedures were used.

We will make any changes in the cost of insurance uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur as a result of the deterioration of the Insured's health.

The rate class of an Insured affects the cost of insurance rate. We and the employer will agree on the number of rate classes and characteristics of each rate class. The rate classes may vary by smokers and nonsmokers, active and retired status, preferred and standard, and/or any other nondiscriminatory classes agreed to by the employer.

(c) RIDER CHARGE -- If the Certificate includes riders, we deduct a charge from the Investment Value on each Processing Date. We specify the applicable charge on the rider. This charge is to compensate us for the anticipated cost of providing the rider benefits.

For a description of the riders available, see "Supplemental Benefits."

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the Policy, we may deduct a maximum daily charge of .001781% which is equal to .65% per year of the value of each Investment Division's assets in all Coverage Years. We may pay an expense credit reflecting a reduction in the mortality and expense risk rate. We will pay these credits at the end of each Coverage Month and will use them to purchase additional Accumulation Units at the end of that Coverage Month.

Currently, in Coverage Years 1 through 10, we will pay no expense credit. The result is a net annual mortality and expense risk rate of .65%. In Coverage Years 11 and later we will pay an expense credit of .15%. The result is a net annual mortality and expense risk rate of .50%.

The mortality and expense risk charge is equal to:

- the mortality and expense risk rate; multiplied by
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12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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- the portion of the Cash Value allocated to the Investment Divisions and the
  Loan Account.

The mortality risk we assume is that the actual cost of insurance charges specified in the Certificate will be insufficient to meet actual claims. The expense risk we assume is that expenses we incur for issuing and administering the Certificates will exceed the administrative charges we deducted from Investment Value.

If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on us. However, if the charge proves more than sufficient, we will add any excess to our surplus.

TRANSFER FEE -- We deduct a $50 transfer fee when you transfer amounts from one Investment Division to another for each transfer in excess of 12 transfers per year.

PARTIAL WITHDRAWAL FEE -- We deduct a partial withdrawal fee for each withdrawal you make. The fee is the lesser of 2% of the amount withdrawn and $25.

YOUR CERTIFICATE
--------------------------------------------------------------------------------

OWNERSHIP RIGHTS

As long as your Certificate is in force, you may exercise all rights under the Certificate while the Insured is alive and you have not named an irrevocable beneficiary.

BENEFICIARY

You name the beneficiary in your enrollment form for the Certificate. You may change the beneficiary (unless irrevocably named) while the Insured is alive by notifying us, in writing. If no beneficiary is living when the Insured dies, we will pay the Death Proceeds to you if living; or, otherwise, to your estate.

ASSIGNMENT

You may assign your rights under the Certificate. Until you notify us in writing, no assignment is effective against us. We are not responsible for the validity of any assignment.

STATEMENTS

We will send you a statement at least once each year, showing:

- the Certificate's current Cash Value, Cash Surrender Value and Face Amount;

- the premiums paid, Monthly Deduction Amounts and any Loans since your last statement;

- the amount of any outstanding Debt;

- any notifications required by the provisions of your Certificate; and

- any other information required by the Insurance Department of the state where we delivered your Certificate.

ISSUANCE OF YOUR CERTIFICATE

To purchase a Certificate you must submit an enrollment form to our Customer Service Center. The specific form you complete will depend on the underwriting classification and plan design of the Policy. Generally, we will only issue a Certificate on the lives of Insureds between the ages of 20 and 79 who supply evidence of insurability satisfactory to us. In addition, we will not issue a Certificate with a Face Amount of less than the minimum Face Amount. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. If we accept your enrollment form, your Certificate will become effective on the Coverage Date only after we receive all outstanding delivery requirements and the initial premium payment shown in your Certificate.

In the event you are exchanging an existing contract(s) for a new Certificate under Section 1035 of the Internal Revenue Code, the Coverage Date will be the date that you make the 1035 exchange. You make this 1035 exchange by assigning the existing contract(s) to us and completing an enrollment form. Upon receipt of the assignment form, we will surrender the existing contract(s) for its cash surrender value. We will apply the surrender proceeds we receive as premium to the Certificate. During the time between the Coverage Date and the date we receive the cash surrender value of the existing contract(s) or a premium payment, there will be no gap in coverage. We will make charges and deductions (other than those of the Portfolios) for this period; however, you will not experience investment returns.

RIGHT TO EXAMINE THE CERTIFICATE


You have a limited right to return your Certificate for cancellation. You may deliver or mail the Certificate to us or to the agent who sold you the Certificate within ten (10) calendar days after delivery of the Certificate to you. This is the right to examine period. Some states provide for a longer period.


In the event you return your Certificate, we will return to you within seven (7) days of our receipt of the Certificate, either:

- the total amount of premiums; or

- the Cash Value plus charges deducted under the Certificate.

The amount we return depends upon the state we issued your Certificate in.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
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PREMIUMS

PREMIUM PAYMENT FLEXIBILITY

You have considerable flexibility as to when, in what amounts and what level of premiums, within a range determined by us, you pay under the Certificate. You choose a premium once you have determined the level and pattern of the death benefit.

You must pay a minimum initial premium to make your coverage effective on the Coverage Date. You may pay additional premiums at any time, subject to the premium limitations set by the Internal Revenue Code. For details on these premium limitations see, "Premium Limitation." You have the right to pay additional premiums of at least $100.00 at any time, unless otherwise agreed to by us.

Your Certificate may lapse if the value of your Certificate becomes insufficient to cover the Monthly Deduction Amounts. If this happens you may pay additional premiums in order to prevent your Certificate from terminating. For details see, "Lapse and Reinstatement."

ALLOCATION OF PREMIUM PAYMENTS

During the right to examine period, we allocate your initial premium payment in accordance with state law requirements. If you choose to cancel your Certificate, some states require the return of your initial premium, while others require the return of the Certificate's Cash Value.


- STATE OF ISSUE REQUIRES RETURN OF INITIAL PREMIUM -- If the state of issue of your Certificate requires that we return your initial premium, we will, when we issue your Certificate and until the end of the right to examine period, allocate your initial Net Premium to the Fidelity Variable Insurance Products Money Market Investment Division. Upon the expiration of the right to examine period, we will invest the initial Net Premium according to your initial allocation instructions. However, any accrued interest will remain in the Fidelity Variable Insurance Products Money Market Investment Division if you selected it as an initial allocation option.



We will allocate any additional premiums received prior to the expiration of the right to examine period to the Fidelity Variable Insurance Products Money Market Investment Division.


- STATE OF ISSUE REQUIRES RETURN OF CERTIFICATE'S CASH VALUE -- If the state of issue of your Certificate requires that we return the Certificate's Cash Value, we will allocate the initial Net Premium among your chosen Investment Divisions. In this case you will bear full investment risk for any amounts we allocate to the Investment Division during the right to examine period. This automatic immediate investment feature only applies if specified in your Certificate. Please check with your agent to determine the status of your Certificate.

You may change the Net Premium allocation if you notify us in writing. Portions you allocate to the Investment Divisions must be whole percentages of 5% or more. We will allocate subsequent Net Premiums among Investment Divisions according to your most recent instructions, subject to the following:

- If we receive a premium and your most recent allocation instructions would violate the 5% requirement, we will allocate the Net Premium among the Investment Divisions according to your previous premium allocation; and

- If the asset rebalancing option is in effect, we will allocate Net Premiums accordingly, until you terminate this option. (See "Transfers Among Investment Divisions -- Asset Rebalancing.")

You will receive several different types of notification that explain what your current premium allocation is. The Certificate shows the initial allocation you chose on the enrollment form. In addition, we will send you written confirmation, after we receive your premium payment, that shows you how we allocated your premium. A Certificate's annual statement will also summarize your current premium allocation.

ACCUMULATION UNITS

We use Net Premiums allocated to the Investment Divisions to credit Accumulation Units under the Certificates.

We determine the number of Accumulation Units in each Investment Division to be credited under the Certificate (including the initial allocation to the Fidelity Variable Insurance Products Fund Money Market Investment Division) as follows:

- Multiply the Net Premium by the appropriate allocation percentage to determine the portion we will invest in the Investment Division; then

- Divide each portion to be invested in an Investment Division by the Accumulation Unit value of that particular Investment Division we computed following the receipt of the payment.

Deductions made for the monthly deduction amount on each Processing Date will reduce the number of Accumulation Units under the Certificate. (See "Deductions from Investment Value -- Monthly Deduction Amount.")

ACCUMULATION UNIT VALUES

The Accumulation Unit value for each Investment Division will vary daily to reflect the investment experience and charges of the applicable Portfolio, as well as the daily deduction for mortality and expense risks. We will determine the Accumulation Unit value on each Valuation Day by multiplying the
Accumulation Unit value of the particular Investment Division on the preceding Valuation Day by a net investment factor for that Investment Division for the Valuation Period then ended. The net investment factor for each of the
Investment Divisions is equal to the net asset value per share of the corresponding Portfolio at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Portfolio in the Valuation Period then ended) divided by the net asset value per share of the corresponding Portfolio at the beginning of the Valuation
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14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Period, less the daily deduction for the mortality and expense risks assumed by
us.

PREMIUM LIMITATION

If we receive premiums that would cause the Certificate to fail to meet the definition of a life insurance policy in accordance with the Code, we will refund the excess premium payments. We will refund such premium payments and any applicable interest no later than sixty (60) days after the end of a Coverage Year.

We will accept a premium payment that results in an increase in the death benefit greater than the amount of the premium, only after we approve evidence of insurability.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

VALUES UNDER THE CERTIFICATE

CASH SURRENDER VALUE -- As with traditional life insurance, each Certificate will have a Cash Surrender Value. The Cash Surrender Value is equal to the Cash Value, less Debt, less any charges accrued but not deducted. There is no minimum guaranteed Cash Surrender Value. The Cash Value equals the value in the Investment Divisions plus the Loan Account Value.

INVESTMENT VALUE -- Each Certificate will also have an Investment Value. The Investment Value of a Certificate changes on a daily basis and will be computed on each Valuation Day. The Investment Value will vary to reflect the investment experience of the Investment Divisions, Monthly Deduction Amounts and any amounts transferred to the Loan Account to secure a Loan.

The Investment Value of a particular Certificate is related to the net asset value of the Portfolios associated with the Investment Divisions to which Net Premiums on the Certificate have been allocated. The total Investment Value in the Investment Divisions on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Investment Division as of the Valuation Day by the current Accumulation Unit value of that Investment Division and then summing the result for all the Investment Divisions. The Investment Value equals the sum of the values of the assets in the Investment Divisions. See
"Premiums -- Accumulation Unit Values."

DEATH BENEFITS

As long as the Certificate remains in force, the Certificate provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Certificate dies. The Death Proceeds payable to the beneficiary equal the death benefit less any Debt outstanding under the Certificate plus any rider benefits payable. The death benefit depends on the death benefit option you select and is determined as of the date of the death of the Insured.

MINIMUM DEATH BENEFIT TESTING PROCEDURES -- Section 7702 of the Code defines alternative testing procedures, the guideline premium test ("GPT") and the cash value accumulation test ("CVAT") in order to meet the definition of life insurance under the Code. See "Taxes -- Income Taxation of Certificate Benefits." Each Certificate must qualify under either the GPT or the CVAT. Prior to issue, you choose the procedure under which a Certificate will qualify. Once you choose either the GPT or the CVAT to test a Certificate, it cannot be changed while the Certificate is in force.

Under both testing procedures, there is a minimum death benefit required at all times equal to the Variable Insurance Amount. This is necessary in order for the Certificate to meet the current federal tax definition of life insurance, which places limitations on the amount of premiums that may be paid and the Cash Values that can accumulate relative to the death benefit. The factors used to determine the Variable Insurance Amount depend on the testing procedure chosen and are in the Certificate.

Under the GPT, there is also a maximum amount of premium that may be paid with respect to each Certificate.

Use of the CVAT can be advantageous if you intend to maximize the total amount of premiums paid under a Certificate. An offsetting consideration, however, is that the factors we use to determine the Variable Insurance Amount are higher under the CVAT, which can result in a higher death benefit over time and a higher total cost of insurance.

DEATH BENEFITS OPTIONS -- Regardless of the minimum death benefit testing procedure chosen, there are two death benefit options: Death Benefit Option A and Death Benefit Option B.

 - DEATH BENEFIT OPTION A -- the death benefit is the greater of (a) the Face Amount and (b) the Variable Insurance Amount.

 - DEATH BENEFIT OPTION B -- the death benefit is the greater of (a) the Face Amount plus the Cash Value and (b) the Variable Insurance Amount.

Regardless of which death benefit option you select, the maximum amount payable will be the Death Proceeds.

OPTION CHANGE -- While the Certificate is in force, you may change the death benefit option you selected. You must make your request to change your death benefit option in writing and during the lifetime of the Insured.

CHANGE FROM OPTION A TO OPTION B -- If the change is from Death Benefit Option A to Death Benefit Option B, the Insured must provide us with satisfactory evidence of insurability. The Face Amount after the change will be equal to the Face Amount before the change, less the Cash Value on the effective date of the change.

CHANGE FROM OPTION B TO OPTION A -- If the change is from Death Benefit Option B to Death Benefit Option A, the Face Amount after the change will be equal to the Face Amount before the change plus the Cash Value on the effective date of change.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
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Any change in the selection of a death benefit option will become effective at the beginning of the Coverage Month following our approval of the change. We will notify you when we have made the change.

PAYMENT OPTIONS -- We may pay the Death Proceeds under the Certificate in a lump sum or we may apply the proceeds to one of our payment options. The minimum amount that may be placed under a payment option is $5,000 unless we consent to a lesser amount. Once payments under payment options 2, 3 or 4 begin, you may not surrender the Certificate to receive a lump sum settlement in place of the life insurance payments. The following options are available under the
Certificate:

FIRST OPTION -- INTEREST INCOME

 - Payments of interest at the rate we declare, but not less than 3% per year, on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

 - Equal payments of the amount chosen until the amount applied under this option, with interest of not less than 3% per year, is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

 - An amount payable monthly for the number of years selected which may be from 1 to 30 years.

FOURTH OPTION -- LIFE INCOME

 - LIFE ANNUITY -- an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant. Under this option, it is possible that only one monthly annuity payment would be made, if the annuitant died before the second monthly annuity payment was due.

 - LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- an annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The fourth payment option is based on the 1983a Individual Annuity Mortality Table set back one year and a net investment rate of 3% per annum. The amount of each payment under this option will depend upon the age of the annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often. The first, second and third payment options are based on a net investment rate of 3% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables that will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

We may agree to other arrangements for income payments.

INCREASES AND DECREASES IN FACE AMOUNT -- In most cases, the minimum Face Amount of the Certificate is $50,000. At any time after purchasing a Certificate, you may request a change in the Face Amount by making a written request to us at our Customer Service Center.

You must request an increase in the Face Amount in writing to us. All requests are subject to evidence of insurability satisfactory to us and subject to our current rules. Any increase we approve will be effective on the Processing Date following the date we approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will reflect a charge for the increase.

A decrease in the Face Amount will be effective on the first Processing Date following the date we receive the request. Decreases must reduce the Face Amount by at least $25,000, and the remaining Face Amount generally must not be less than $50,000. We will apply decreases:

- to the most recent increase; then

- successively to each prior increase, and then

- to the initial Face Amount.

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one in any twelve (12) month period.

BENEFITS AT MATURITY -- If the Insured is living on the coverage maturity date, which equals attained age 100 ("Maturity Date"), we will pay you the Cash Surrender Value on the date you surrender the Certificate. However, on the Maturity Date, the Certificate will terminate and we will have no further obligations under the Certificate.

MAKING WITHDRAWALS FROM THE CERTIFICATE
--------------------------------------------------------------------------------

SURRENDER

At any time prior to the Maturity Date, provided the Certificate is in effect and has a Cash Surrender Value, you may choose, without the consent of the beneficiary (provided the designation of the beneficiary is not irrevocable) to surrender the Certificate and receive the full Cash Surrender Value from us. To surrender a Certificate, you must submit a written request for surrender to us. We will determine the Cash Surrender Value as of the Valuation Day we receive the request, in a written form satisfactory to us, at our Customer Service Center, or the date that you request, whichever is later.

The Cash Surrender Value is the net amount available upon surrender of the Certificate and equals the Cash Value, minus Debt, minus any charges accrued but not yet deducted. We will terminate the Certificate on the date of receipt of the written
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16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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request, or the date you request the surrender to be effective, whichever is later.

We may pay the Cash Surrender Value in cash or you may allocate it to any other payment option agreed upon by us.

PARTIAL WITHDRAWALS

At any time before the Maturity Date, and subject to our rules then in effect, we allow twelve (12) partial withdrawals per Coverage Year. However, we allow only one (1) partial withdrawal between any successive Processing Dates. The minimum partial withdrawal allowed is $500.00. The maximum partial withdrawal is an amount equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, minus outstanding Debt.

We currently impose a charge for processing partial withdrawals which is the lesser of:

- 2% of the amount withdrawn; and

- $25.00.

A partial withdrawal will reduce the Cash Surrender Value, Cash Value and Investment Value. Any partial withdrawal will permanently affect the Cash Surrender Value and may permanently affect the death benefit payable. If Death Benefit Option A is in effect, we reduce the Face Amount by the amount of the partial withdrawal and the charge for processing the withdrawal. Unless specified otherwise, we will deduct partial withdrawals on a Pro Rata Basis from the Investment Divisions. A Pro Rata Basis is an allocation method based on the proportion of the Investment Value in each Investment Division. You must submit requests for partial withdrawals to us in writing. The effective date of a partial withdrawal will be the Valuation Day closest to the date that we receive the request, in writing, at our Customer Service Center. If your Certificate is deemed to be a modified endowment contract, a 10% penalty tax may be imposed on income distributed before the insured attains age 59 1/2. See "Taxes -- Modified Endowment Contracts."

TRANSFERS AMONG INVESTMENT DIVISIONS
--------------------------------------------------------------------------------

AMOUNT AND FREQUENCY OF TRANSFERS

Upon request and as long as the Certificate is in effect, you may transfer amounts among the Investment Divisions up to twelve (12) times per Coverage Year without charge. Transfers in excess of twelve (12) per Coverage Year will be subject to a charge of $50 per transfer deducted from the amount of the transfer. You must make transfer requests in writing on a form that we approve. Our rules then in effect will limit the amounts that you may transfer. The amounts that you transfer must be in whole percentages of 5% or more, unless otherwise agreed to by us. Currently, the minimum value of Accumulation Units that you may transfer from one Investment Division to another is the lesser of:

- $500; and

- the total value of the Accumulation Units in the Investment Division.

The value of the remaining Accumulation Units in the Investment Division must equal at least $500. If, after an ordered transfer, the value of the remaining Accumulation Units in an Investment Division would be less than $500, we will transfer the entire remaining amount.

Currently there are no restrictions on transfers other than those described in this Prospectus. We reserve the right in the future to impose additional restrictions on transfers.

TRANSFERS TO OR FROM INVESTMENT DIVISIONS

In the event of a transfer from an Investment Division, we will reduce the number of Accumulation Units that we credit to that Investment Division. We will determine the reduction by dividing:

- the amount transferred by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request for transfer.

In the event of a transfer to an Investment Division, we will increase the number of Accumulation Units credited. The increase will equal:

- the amount transferred divided by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request.

ASSET REBALANCING

Subject to our current rules, you may authorize us to automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you have selected. This reallocation is known as Asset Rebalancing. The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment
Value from those Investment Divisions that have increased in value to those that have decreased in value.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
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To elect Asset Rebalancing, we must receive a written request from you. If you elect Asset Rebalancing, you must include all Investment Value in the automatic reallocation. The percentages that you select under Asset Rebalancing will override any prior percentage allocations that you have chosen and we will allocate all future Net Premiums accordingly. We will count all transfers made pursuant to Asset Rebalancing on the same day as one (1) transfer toward the twelve (12) transfers per Coverage Year that we permit without charge. Once elected, you may instruct us, in a written form satisfactory to us, at any time to terminate the option. In addition, we will terminate your participation in Asset Rebalancing if you make any transfer outside of Asset Rebalancing.

DOLLAR COST AVERAGING

You may elect to allocate your Net Premiums among the Investment Divisions under the dollar cost averaging option program ("DCA Program"). If you choose to participate in the DCA Program, we will deposit your Net Premiums into the Fidelity Variable Insurance Products Fund Money Market Investment
Division. Each month, we will withdraw amounts from that Division and allocate them to the other Investment Divisions in accordance with your allocation instructions. The transfer date will be the monthly anniversary of your first transfer under your initial DCA election. We will make the first transfer within five (5) business days after we receive your initial election in writing.

We will allocate your Net Premium to the Investment Divisions that you specify, in the proportions that you specify. If, on any transfer date, your Investment Value that we have allocated to the Fidelity Variable Insurance Products Fund Money Market Investment Division is less than the amount you have elected to transfer, we will terminate your participation in the DCA Program. Any transfers made in connection with the DCA Program must be whole percentages of 5% or more, unless we otherwise agree. In addition, transfers made under the DCA Program count toward the twelve (12) transfers per coverage year that we permit you without charge.

You may also cancel your DCA election by notifying us in writing.

The main objective of the DCA Program is to minimize the impact of short-term price fluctuations. The DCA Program allows you to take advantage of market fluctuations. Since we transfer the same dollar amount to other Investment Divisions at set intervals, the DCA Program allows you to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, you may achieve a lower average cost per Accumulation Unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making investments through periods of low price levels.

You cannot make transfers under Asset Rebalancing and participate in the DCA Program at the same time.

PROCESSING OF TRANSACTIONS

Generally, we process your transactions only on a Valuation Day. We will process requests that we receive on a Valuation Day before the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on that same day, except as otherwise indicated in this Prospectus. We will process requests that we receive after the close of the NYSE as of the next Valuation Day.

LOANS
--------------------------------------------------------------------------------

As long as the Certificate is in effect, you may obtain without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), a cash Loan from us. The maximum Loan amount is equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by 1.00, minus outstanding Debt.

We will transfer the amount of each Loan on a Pro Rata Basis from each of the Investment Divisions (unless you specify otherwise) to the Loan Account. We use the Loan Account to ensure that any outstanding Debt remains fully secured by the Investment Value.

LOAN INTEREST

Interest will accrue daily on outstanding Debt at the adjustable loan interest rate indicated in the Certificate. We will transfer the difference between the value of the Loan Account and any outstanding Debt from the Investment Divisions to the Loan Account on each Certificate Anniversary. Interest payments are due as shown in the Certificate. If you do not pay interest within five (5) days of its due date, we will add it to the amount of the Loan as of its due date.

The maximum adjustable loan interest rate we may charge for Loans is the greater of:

- 5%; and

- the Published Monthly Average for the calendar month two (2) months prior to the date on which we determine the adjustable loan interest rate.

The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investors Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.

CREDITED INTEREST

We will credit interest on amounts in the Loan Account for Coverage Years 1 through 10 at a rate equal to the adjustable loan interest rate, minus 1%. We will credit interest on amounts
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in the Loan Account for Coverage Years 11 and later at a rate equal to the adjustable loan interest rate, minus .20%.

LOAN REPAYMENTS

You can repay any part of or the entire Loan at any time. We will allocate the amount of the Loan repayment to your chosen Investment Divisions on a Pro Rata Basis, determined as of the date of the Loan repayment. Unless specified otherwise, we will treat any additional premium payments that we receive during the period when a Loan is outstanding as Loan repayments.

TERMINATION DUE TO EXCESSIVE DEBT

If total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will terminate without value.

EFFECT OF LOANS ON INVESTMENT VALUE

A Loan, whether or not repaid, will have a permanent effect on the Investment Value because the investment results of each Investment Division will apply only to the amount remaining in such Investment Divisions. The longer a Loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for Funds held in the Loan Account, your Investment Value will not increase as rapidly as it would have had no Loan been made. If the Investment Divisions earn less than the Loan Account, your Investment Value will be greater than it would have been had no Loan been made. Also, if not repaid, the aggregate amount of outstanding Debt will reduce the Death Proceeds and Cash Surrender Value.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE AND GRACE PERIOD

We provide a sixty-one (61) calendar day grace period, from the date we mail you notice that the Cash Surrender Value is insufficient to pay the charges due under the Certificate. Unless you have given us written notice of termination in advance of the date of termination of the Certificate, insurance will continue in force during this period. You will be liable to us for all unpaid charges due under the Certificate for the period that the Certificate remains in force.

In the event that total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will end without value.

REINSTATEMENT

Prior to the death of the Insured, and unless (i) the Policy is terminated or
(ii) the Certificate has been surrendered for cash, we may reinstate the Certificate prior to the Maturity Date, provided:

- you make your request within three (3) years of the date of lapse. Some states provide a longer period; and

- you submit satisfactory evidence of insurability to us.

We will not require evidence of insurability, if you reinstate your Certificate within one (1) month after the end of the 61-calendar day grace period, provided the Insured is alive.

To reinstate your Certificate, you must remit a premium payment large enough to keep the coverage under the Certificate in force for at least three (3) months following the date of reinstatement. The Face Amount of the reinstated Certificate cannot exceed the Face Amount at the time of lapse. The Investment Value on the reinstatement date will reflect:

- The Investment Value at the time of termination; plus

- Net Premiums attributable to premiums paid at the time of reinstatement.

Upon reinstatement, you must repay or carry over to the reinstated certificate any Debt at the time of termination.

TERMINATION OF POLICY
--------------------------------------------------------------------------------

The group policyholder or we may terminate participation in the Policy. The party initiating the termination must provide notice of such termination to each owner of record, at his or her last known address, at least fifteen (15) days prior to the date of termination. In the event of such termination, we will not accept any new enrollment forms for new Insureds on or after the date that we receive or send notice of discontinuance, whichever is applicable. In addition, we will not issue any new Certificates. If you discontinue premium payments, we will continue insurance coverage under the Certificate as long as the Cash Surrender Value is sufficient to cover the charges due. We will not continue the coverage under the Certificate beyond attained age 100 unless your Certificate includes the Maturity Date Extension Rider. Attained age means the Insured's age on the birthday nearest to the Coverage Date plus the period since the Coverage Date. In addition, we will not continue any optional benefit rider beyond the Certificate's date of termination. If the Policy is discontinued or amended to discontinue the eligible class to
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
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which an Insured belongs (and if the coverage on the Insured is not transferred to another insurance carrier), any Certificate then in effect will remain in force under the discontinued Policy, provided you have not canceled or surrendered it, subject to our qualifications then in effect. You will then pay Certificate premiums directly to us.

CONTRACT LIMITATIONS
--------------------------------------------------------------------------------

PARTIAL WITHDRAWALS

We limit you to twelve (12) partial withdrawals per Coverage Year.

TRANSFERS OF ACCOUNT VALUE

We reserve the right to limit the size of transfers and remaining balances and to limit the number and frequency of transfers among the Investment Divisions.

FACE AMOUNT INCREASES OR DECREASES

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one (1) in any twelve (12) month period.

VALUATION OF PAYMENTS AND TRANSFERS

We value the Certificate on every Valuation Day. We will generally pay Death Proceeds, Cash Surrender Values, partial withdrawals, and Loan amounts attributable to the Investment Divisions within seven (7) calendar days after we receive all the information needed to process the payment unless the New York Stock Exchange is closed for some reason other than a regular holiday or Weekend, trading is restricted by the Securities and Exchange Commission ("SEC") or the SEC declares that an emergency exists.

DEFERRAL OF PAYMENTS

We may defer payment of any Cash Surrender Values, withdrawals and loan amounts that are not attributable to the Investment Divisions for up to six (6) months from the date of the request. If we defer payment for more than thirty (30) days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT
--------------------------------------------------------------------------------

MODIFICATION OF POLICY

The only way we may modify the policy is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS

We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE
SEPARATE ACCOUNT

We may modify the operation of the Separate Account to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES

Currently, we do not make a charge to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. In the future, we may begin to charge the Separate Account for federal, state and local taxes if the applicable federal, state or local tax laws that impose tax on us and/or the Separate Account change. We may make charges for other taxes that are imposed on the Separate Account.

SUPPLEMENTAL BENEFITS
--------------------------------------------------------------------------------

The following supplemental benefit will automatically be included in a Certificate, subject to our current restrictions, limitations and state approval, unless you notify us in writing that you do not want it.

MATURITY DATE EXTENSION RIDER

We will extend the Maturity Date (the date on which the Certificate will mature), to the date of death of the Insured. Certain death benefit and premium restrictions apply. See "Taxes -- Income Taxation of Certificate Benefits."
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20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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OTHER MATTERS

REDUCED CHARGES FOR ELIGIBLE GROUPS

We may reduce or eliminate certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) for Policies issued in connection with a specific plan, in accordance with our current internal policies as of the date we approve the application for a policy. We determine eligibility for reduction in charges and the amount of any reduction by a number of factors, including

- the size of the plan;

- the expected number of participants;

- the anticipated premium payment from the plan;

- the nature of the group; and

- any other circumstances that are rationally related to the expected reduction in expenses.

We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

OUR RIGHTS

We reserve the right to take certain actions in connection with our operations and the operations of the Separate Account. We will take these actions in accordance with applicable laws (including obtaining any required approval of the Securities and Exchange Commission). If necessary, we will seek your approval.

Specifically, we reserve the right to:

- Add or remove any Investment Division;

- Create new separate accounts;

- Combine the Separate Account with one or more other separate accounts;

- Operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;

- Deregister the Separate Account under the 1940 Act;

- Manage the Separate Account under the direction of a committee or discharge such committee at any time;

- Transfer the assets of the Separate Account to one or more other separate accounts; and

- Restrict or eliminate any of your voting rights or of any other persons who have voting rights as to the Separate Account.

We also reserve the right to change the name of the Separate Account.

LIMIT ON RIGHT TO CONTEST


We may not contest the validity of the Certificate after it has been in effect during the Insured's lifetime for two (2) years from the effective date of coverage. If we reinstate the Certificate, the 2-year period is measured from the date of reinstatement. Any increase in the Face Amount as a result of a premium payment is contestable for 2 years from its effective date. In addition, if the Insured commits suicide in the 2-year period, or such period as specified in state law, the death benefit payable will be limited to the premiums paid less any outstanding Debt and partial withdrawals.


MISSTATEMENT AS TO AGE OR SEX

If the age or sex of the Insured is incorrectly stated, we will appropriately adjust the amount of all benefits payable, as specified in the Certificate.

ASSIGNMENT

The Certificate may be assigned as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. You must file proof of interest with any claim under a collateral assignment.

DIVIDENDS

No dividends will be paid under the Certificates.

TAXES
--------------------------------------------------------------------------------

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND
THE SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
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Code. Investment income and realized capital gains on the assets of the Separate
Account (the underlying Investment Divisions) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Death Benefits and Policy Values -- Values Under the Certificate"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Certificate.

Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon these expectations, no charge is currently being made to the Separate Account for Federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for taxes against the Separate Account.

INCOME TAXATION OF CERTIFICATE BENEFITS -- GENERALLY

For Federal income tax purposes, the Certificates should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is generally excluded from the gross income of the beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 standards.

During the first fifteen policy years, an "income first" rule generally applies to any distribution of cash that is required under Code Section 7702 because of a reduction in benefits under the Certificate.

Hartford also believes that any Loan received under a Certificate will be treated as Debt of the owner, and that no part of any Loan under a Certificate will constitute income to the owner. A surrender or assignment of the Certificate may have tax consequences depending upon the circumstances. Owners should consult qualified tax advisers concerning the effect of such changes.

Federal, state, and local estate tax, inheritance, and other tax consequences of ownership or receipt of Certificate proceeds depend on the circumstances of each owner or beneficiary.

The Maturity Date Extension Rider allows an owner to extend the Maturity Date to the date of the death of the Insured. Although Hartford believes that the Certificate will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, due to the lack of specific guidance on this issue, this result is not certain. If the Certificate is not treated as a life insurance contract for federal income tax purposes after the Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of life insurance but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the Certificate at any time during the first seven Coverage Years exceeds the sum of the net level premiums that would have been paid up to that point if the Certificate provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, withdrawals and loans from a MEC are treated first as income, then as a recovery of basis. Taxable withdrawals are subject to a 10% Federal income tax penalty, with certain exceptions. Generally, only distributions and loans made in the first year in which a policy becomes a MEC, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax. In addition, if there is a reduction in benefits under the Certificate within the first seven Coverage Years, the seven-pay test is applied as if the Certificate had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

If the Certificate satisfies the seven-pay test for seven years, distributions and loans made thereafter will not be subject to the MEC rules, unless the Certificate is changed materially. The seven-pay test will be applied anew at any time the Certificate undergoes a material change, which includes an increase in the Face Amount.

Before assigning, pledging, or requesting a Loan under a Certificate that is a MEC, an owner should consult a qualified tax adviser.

All MEC policies that are issued within any calendar year to the same policy owner by one company or its affiliates shall be treated as one MEC for the purpose of determining the taxable portion of any loan or distribution.

Hartford has instituted procedures to monitor whether a Certificate may become classified as a MEC after issue.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a policy is not treated as a life insurance contract, the
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22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment;

- no more than 70% is represented by any two investments;

- no more than 80% is represented by any three investments; and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS
IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable policy."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the Policy Owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or other such amounts deemed to be distributed) from the Policy constitute income to the Policy Owner depends, in part, upon whether the Policy is considered a modified endowment policy for Federal income tax purposes.

FEDERAL INCOME TAX WITHHOLDING


If any amounts are (or are deemed to be) current taxable income to the owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to Section 3405 of the Internal Revenue Code.



GENERATION SKIPPING TRANSFER TAX



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
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ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001



The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.



During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.



The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.



SPLIT-DOLLAR LIFE INSURANCE ARRANGEMENTS



In January 2002, the IRS issued Notice 2002-8 concerning guidance on the Federal tax treatment of split-dollar arrangements funded with life insurance contracts. Notice 2002-8 revoked Notice 2001-10, and announced that the IRS intends to provide comprehensive guidance on such arrangements in the form of proposed regulations that would be effective only for arrangements entered into after the date such regulations are published in final form. Notice 2002-8 outlines the rules expected in such proposed regulations, and provides revised interim guidance for determining the value of current life insurance protection that is provided in such arrangements, or in certain tax-qualified retirement arrangements, pending further guidance and consideration of public comments requested by the IRS on Notice 2002-8.



Notice 2002-8 indicates that the proposed regulations are expected to require that the parties to a split-dollar arrangement be taxed under one of two mutually exclusive regimes. Under one regime, the economic benefits of such an arrangement generally would be treated as transfers to the benefited party, which could be subject to taxation under the rules of Code Section 61 or 83. Under the second regime, payments under the arrangement by its sponsor (e.g., an employer) generally would be treated as a series of loans to the benefited party, which could be subject to the rules, where applicable, of Code Section 7872 (relating to below-market-interest-rate loans) or Code Sections 1271-1275 (relating to original issue discount). In an employment-related arrangement, the proposed regulations are expected to provide that which regime applies is determined by which party is formally designated as the owner of the life insurance contract (i.e., the first regime applies if the employer is designated as such owner, and the second regime applies if the employee is designated as such owner). The same principles are expected to govern the tax treatment of split-dollar arrangements in other contexts, e.g., gift or corporate-shareholder contexts.



For arrangements entered into before the publication of final regulations, Notice 2002-8 provides some limited safe harbors from certain types of adverse tax treatment under certain circumstances, and states that taxpayers may rely on the Notice (including a reasonable application of its outlined proposed rules) or on Notice 2001-10. Otherwise, Notice 2002-8 is unclear as to how current rules apply to such arrangements, and states that no inference should be drawn from the Notice regarding the appropriate tax treatment of such arrangements.



Consequently, if you are currently a party to such an arrangement or are considering participating in such an arrangement, it would be advisable for you to consult with a qualified tax adviser concerning the tax treatment of such an arrangement.



LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.



NON-INDIVIDUAL OWNERSHIP OF POLICIES



In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective non-individual policy owners should consult a qualified tax adviser to determine the potential impact on the purchaser.

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance related information concerning its Investment Divisions. Performance information about an Investment Division is based on the Investment Division's past performance only and is no indication of future performance.

Each Investment Division may include total return in advertisements, sales literature, and other promotional materials. When an Investment Division advertises its total return, it will usually be calculated for one year, three years, five years, and ten years or some other relevant periods if the Investment Division has not been in existence for at least ten years. Total return may also be calculated for the most recent fiscal quarter and for the period since underlying fund inception. Total return is measured by comparing the value of an investment in the Investment Division at the beginning of the relevant period to the value of the investment at the end of the period.

If applicable, the Investment Divisions may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the Certificate charges described below.


The Investment Division investing in the Fidelity Variable Insurance Products Money Market Portfolio may advertise yield and effective yield. The yield of an Investment Division is based upon the income earned by the Investment Division over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly, but when annualized, the income earned by the investment is assumed to be reinvested in Division units and thus compounded in the course of a 52-week period. Yield reflects the Certificate charges described below.


Total return for an Investment Division includes deductions for the maximum sales load charge, mortality and expense risk charge, DAC tax charge, and the administrative expense charge, and is therefore lower than total return at the Portfolio level, where there are no comparable charges. The performance results do not reflect the cost of insurance or any state or local premium taxes. If these charges were included, the total return figures would be lower. Total return may also be calculated to include deductions for Separate Account charges, but not include deductions for the sales load charge, DAC tax charge or any state or local premium taxes. If reflected, the total return figures would reduce the performance quoted. Yield for an Investment Division includes all recurring charges (except sales charges) and is therefore lower than yield at the Portfolio level, where there are no comparable charges.

We may provide information on various topics to current and prospective owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), plan and trust arrangements, the advantages and disadvantages of investing in tax-advantaged and taxable instruments, current and prospective owner profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and investment alternatives, including comparisons between the Certificates and the characteristics of and market for such alternatives.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

The Separate Account is not a party to any pending material legal proceedings.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: A unit of measure we use to calculate the value of an Investment Division.

CASH SURRENDER VALUE: The Cash Value, minus Debt, minus accrued charges that we have not deducted.

CASH VALUE: The Investment Value plus the Loan Account Value.

CERTIFICATE: The form evidencing and describing your rights, benefits, and options under the Policy. The Certificate will describe, among other things,
(i) the benefits payable upon the death of the named Insured, (ii) to whom the benefits are payable and (iii) the limits and other terms of the Policy as they pertain to the Insured.

CERTIFICATE ANNIVERSARY: An anniversary of the Coverage Date.

COVERAGE DATE: The date insurance under the Certificate is effective as to an Insured and from which we determine Coverage Months and Coverage Years.

COVERAGE MONTH(S): The 1-month period and each successive 1-month period following the Coverage Date.

COVERAGE YEAR(S): The 12-month period and each successive 12-month period following the Coverage Date.

CUSTOMER SERVICE CENTER: The service area of Hartford Life and Annuity Insurance Company located at 100 Campus Drive, Suite 250, Florham Park, New Jersey 07932.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the death benefit minus any outstanding Debt plus any rider benefits payable.

DEBT: The aggregate amount of outstanding Loans, plus any interest accrued at the adjustable loan interest rate.

FACE AMOUNT: The minimum death benefit as long as the Certificate is in force. We specify the Face Amount you chose on your Certificate. We may change the Face Amount after certificate issuance on your request or due to a change in death benefit option or a partial withdrawal.

FUNDS: The underlying investment vehicles for the Separate Account. Each Fund is a registered management investment company.

HARTFORD OR US OR WE OR OUR: Hartford Life and Annuity Insurance Company.

INSURED: The person on whose life we issue the Certificate. We identify the Insured in the Certificate.

INVESTMENT DIVISION: A separate division of the Separate Account which invests exclusively in the shares of a specified Portfolio of a Fund.

INVESTMENT VALUE: The sum of the values of assets in the Investment Divisions under the Certificate.

LOAN: Any amount borrowed against the Investment Value under the Certificate.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Investment Divisions for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

LOAN ACCOUNT VALUE: The amounts of the Investment Value transferred to (or from) our general account to secure Loans, plus interest accrued at the daily equivalent of an annual rate equal to the adjustable loan interest rate actually charged, reduced by not more than 1%.

MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Investment Value on the Processing Date.

NET PREMIUM: The amount of premium credited to the Investment Divisions.

PORTFOLIO: A division or series of a Fund that serves as the underlying investment vehicle of an Investment Division of the Separate Account. Each Investment Division purchases shares of a Portfolio of a Fund.

PROCESSING DATE(S): The day(s) on which we deduct charges from the Investment Value. The first Processing Date is the Coverage Date. There is a Processing Date each month. Later Processing Dates are on the same calendar day as the Coverage Date, or on the last day of any month which has no such calendar date.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE INSURANCE AMOUNT: The Cash Value multiplied by the applicable variable insurance factor provided in the Certificate.

YOU OR YOUR: The person or legal entity designated as the owner in the enrollment form or as subsequently changed. This person or legal entity may be someone other than the Insured. You possess all rights under the Policy with respect to the Certificate.

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call your representative with questions or write to us at:

       International Corporate Marketing Group
       Attn: Registered Products
       100 Campus Drive, Suite 250
       Florham Park, NJ 07932

The Statement of Additional Information, which is attached to this prospectus, contains more information about this life insurance policy. Like this prospectus, it is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings are also available to the public at the SEC's website at http://www.sec.gov.

                                     PART B

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
THE ONE PROVIDER (FORMERLY KNOWN AS PEGASUS PROVIDER)


DATE OF PROSPECTUS: MAY 1, 2002
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2002

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
 GENERAL INFORMATION AND HISTORY                                          3
 ----------------------------------------------------------------------------
 SERVICES                                                                 5
 ----------------------------------------------------------------------------
 EXPERTS                                                                  5
 ----------------------------------------------------------------------------
 DISTRIBUTION OF THE POLICIES                                             5
 ----------------------------------------------------------------------------
 ADDITIONAL INFORMATION ABOUT CHARGES                                     6
 ----------------------------------------------------------------------------
 ILLUSTRATION OF DEATH BENEFITS                                           8
 ----------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                                    SA-1
 ----------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

The following table shows a brief description of the business experience of officers and directors of Hartford Life and Annuity Insurance Company:


                        EXECUTIVE OFFICERS AND DIRECTORS



NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------

David A. Carlson       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life and Annuity Insurance Company;
                       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life Insurance Company; Vice President
                       (1999-present), Assistant Vice President (1999); Servus Life
                       Insurance Company; Vice President (1999-present), Assistant
                       Vice President (1999), Hart Life Insurance Company; CIGNA
                       Corporation (1975-1998)

Michael B. Cefole      Vice President (2001-present), Assistant Vice President
                       (1999-2001), Hartford Life Insurance Company; Vice President
                       (2001-present), Assistant Vice President (1999-2001),
                       Hartford Life and Annuity Insurance Company

Patrice Kelly-Ellis    Senior Vice President (2001-present), Vice President
                       (1999-2001), Assistant Vice President (1995-1999), Hartford
                       Life Insurance Company; Senior Vice President
                       (2001-present), Vice President (1999-2001), Assistant Vice
                       President (1995-2000), Hartford Life and Annuity Insurance
                       Company

Timothy M. Fitch       Senior Vice President & Actuary (2002-present), Vice
                       President & Actuary (1995-2001), Hartford Life Insurance
                       Company; Senior Vice President & Actuary (2001-present),
                       Vice President & Actuary (1997-2001), Assistant Vice
                       President & Actuary (1995-1997), Hartford Life and Annuity
                       Insurance Company

Mary Jane B. Fortin    Senior Vice President & Chief Accounting Officer
                       (2002-present), Vice President & Chief Accounting Officer
                       (1998-2001), Assistant Vice President & Chief Accounting
                       Officer (1998), Hartford Life Insurance Company; Vice
                       President & Chief Accounting Officer (1998-Present),
                       Assistant Vice President & Chief Accounting Officer (1998),
                       Hartford Life and Annuity Insurance Company, Vice
                       President & Chief Accounting Officer (1998-present), Servus
                       Life Insurance Company, Vice President & Chief Accounting
                       Officer (1998-present), Hart Life Insurance Company

David T. Foy           Senior Vice President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Director (1999-present), Vice President (1998),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Vice President (1998), Assistant Vice
                       President & Actuary (1995-1998), Director (1999-present),
                       Hartford Life Insurance Company; Senior Vice President &
                       Treasurer (1998-present), Director (1999-present), Servus
                       Life Insurance Company; Senior Vice President & Treasurer
                       (1999-present), Hart Life Insurance Company

Lois W. Grady          Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life and Annuity Insurance Company;
                       Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------
Susan Hess             Vice President (2001-present), Assistant Vice President
                       (1999-2001), Hartford Life Insurance Company; Vice President
                       (2001-present), Assistant Vice President (1999-2001),
                       Hartford Life and Annuity Insurance Company

Ryan Johnson           Vice President (1999-present), Hartford Life Insurance
                       Company; Vice President (1999-present), Hartford Life and
                       Annuity Insurance Company; The Guardian (1986-1999)

Stephen T. Joyce       Senior Vice President (1999-present), Vice President
                       (1997-1999), Assistant Vice President (1995-1997), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1997-2000), Assistant Vice
                       President (1994-1997), Hartford Life Insurance Company

Michael D. Keeler      Vice President (1998-present), Hartford Life and Annuity
                       Insurance Company; Senior Vice President (2001-2002), Vice
                       President (1998-2001, 2002-present), Hartford Life Insurance
                       Company; Vice President (1995-1997), Providian Insurance

Robert A. Kerzner      Executive Vice President (2001-present), Senior Vice
                       President (1998-2001), Director of Individual Life
                       (1998-Present), Vice President (1994-1998), Hartford Life
                       and Annuity Insurance Company; Executive Vice President
                       (2001-present), Senior Vice President (1998-2001), Director of Individual Life (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company

David N. Levenson      Senior Vice President (2000-present), Vice President
                       (1998-2000), Assistant Vice President (1995-1998), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1998-2000), Assistant Vice
                       President (1995-1998), Hartford Life Insurance Company

Joseph F. Mahoney      Vice President (1999-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1999-present), Hartford
                       Life Insurance Company; Consultant (1999), Mahoney &
                       Associates; President (1969-1999), Prudential Preferred

Thomas M. Marra        Chief Executive Officer and Chairman of the Board
                       (2002-present), Director (1994-present), President
                       (2000-present), Executive Vice President (1997-2000), Senior
                       Vice President (1993-1997), Hartford Life and Annuity
                       Insurance Company; Chief Executive Officer and Chairman of
                       the Board (2002-present), Director (1994-Present), President
                       (2000-present), Executive Vice President (1995-2000),
                       Hartford Life Insurance Company; Chief Executive Officer and
                       Chairman of the Board (2002-present), Director
                       (1998-present), President (2000-present), Servus Life
                       Insurance Company; Chief Executive Officer and Chairman of
                       the Board (2002-present), Director (1995-present), President
                       (2000-present), Hart Life Insurance Company

Gary J. Miller         Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company; Vice President (1998-2000),
                       Prudential; Vice President (1988-1998), Delaware Valley
                       Financial Services

Tom Nassiri            Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company

Craig R. Raymond       Senior Vice President & Chief Actuary (1997-present), Vice
                       President & Chief Actuary (1993-1997), Hartford Life and
                       Annuity Insurance Company; Senior Vice President & Chief
                       Actuary (1997-present), Vice President & Chief Actuary
                       (1993-1997), Hartford Life Insurance Company; Senior Vice
                       President & Chief Actuary (1997-present), Actuary
                       (1995-1997), Hart Life Insurance Company; Senior Vice
                       President & Chief Actuary (1998-present), Servus Life
                       Insurance Company

Christine Hayer        Senior Vice President, General Counsel and Corporate
Repasy                 Secretary (2000-present), Director (2000-present), Vice
                       President (1999-2000), Assistant Vice President (1998-1999),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, General Counsel and Corporate Secretary
                       (2000-present), Director (2000-present), Vice President
                       (1999-2000), Assistant Vice President (1998-1999), Hartford
                       Life Insurance Company; Senior Vice President, General
                       Counsel and Corporate Secretary (2000-present), Servus Life
                       Insurance Company; Senior Vice President, General Counsel
                       and Corporate Secretary (2000-present), Hart Life Insurance
                       Company

Martin A. Swanson      Vice President (2001-present), Assistant Vice President
                       (1999-2001), Hartford Life Insurance Company; Vice President
                       (2000-present), Assistant Vice President (1999-2000),
                       Hartford Life and Annuity Insurance Company; Vice President
                       (1997-1998) Paine Webber

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------


NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------
Joe M. Thomson         Senior Vice President (2000-Present), Hartford Life and
                       Annuity Insurance Company; Senior Vice President
                       (2000-Present), Hartford Life Insurance Company; President
                       (1980-present), Planco Financial Services, Inc.

John C. Walters        Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life and Annuity Insurance Company,
                       Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life Insurance Company; Executive
                       Vice President (2000-present), Hart Life Insurance Company;
                       Executive Vice President (2000-present), Servus Life
                       Insurance Company; Wheat First Securities, Inc./First Union
                       Capital Markets Corp., (1984-1999)

David M. Znamierowski  Senior Vice President (1997-present), Chief Investment
                       Officer (1997, 2000-present), Vice President (1995-1997),
                       Director (1997-Present), Hartford Life and Annuity Insurance
                       Company; Senior Vice President (1997-present), Chief
                       Investment Officer (1997, 1999-present), Vice President
                       (1995-1997), Director (1997-present), Hartford Life
                       Insurance Company; Senior Vice President & Chief Investment
                       Officer (1997-present), Director (1997-present), Hart Life
                       Insurance Company; Director (2000-present) Servus Life
                       Insurance Company


Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE was established as a separate account under Connecticut law on October 9, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Investment Divisons.

EXPERTS
--------------------------------------------------------------------------------


INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with accounting principles generally accepted in the United States. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by James M. Hedreen, FSA, MAAA, Actuary, for Hartford, and are included in reliance upon his opinion as to their reasonableness.

DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the Certificates and will offer the Policies on a continuous basis. HESCO is an affiliate of Hartford. Both HESCO and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.

The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 20% of the premiums paid. Additionally, expense allowances, service fees and asset-based trail commissions may be paid. A sales representative may be required to return all

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
or a portion of the commissions paid if a Certificate terminates prior to the Certificate's second Certificate Anniversary.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owners or contract owners to purchase, hold or surrender variable insurance products.

The following table shows officers and directors of HESCO:


NAME AND PRINCIPAL
BUSINESS ADDRESS            POSITIONS AND OFFICES
--------------------------------------------------------------------
 David A. Carlson           Vice President
--------------------------------------------------------------------
 Timothy M. Fitch           Senior Vice President and Actuary
--------------------------------------------------------------------
 George R. Jay              Controller
--------------------------------------------------------------------
 Robert A. Kerzner          Executive Vice President, Director
--------------------------------------------------------------------
 Joseph F. Mahoney          Vice President
--------------------------------------------------------------------
 Thomas M. Marra            President, Chief Executive Officer
                            and Chairman of the Board, Director
--------------------------------------------------------------------
 Christine Hayer Repasy     Senior Vice President, General
                            Counsel and Corporate Secretary,
                            Director
--------------------------------------------------------------------
 John C. Walters            Executive Vice President
--------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

SALES LOAD -- The Current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end load is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later.

Front-end sales loads cover the expenses related to the sale and distribution of the Certificates.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) may be reduced for certain sales of the Certificates. To qualify for this reduction, a plan must satisfy certain criteria as to, for example, the expected number of owners and the anticipated Face Amount of all Certificates under the plan. Generally, the sales contacts and effort and administrative costs per Certificate vary based on such factors as the size of the plan, the purpose for which the Certificates are purchased and certain characteristics of the plan's members. From time to time, we may modify on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Certificate Owners invested in ICMG Registered Variable Life Separate Account One.

UNDERWRITING PROCEDURES -- To purchase a Certificate you must submit an enrollment form to us. Within limits, you may choose the initial Premium and the initial Face Amount. Certificates generally will be issued only on the lives of insureds ages 79 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. No change in the terms or conditions of a Certificate will be made without your consent.

The cost of insurance charge is to cover our anticipated mortality costs. We use various underwriting procedures, including medical underwriting procedures, depending on the characteristics of the group to which the Policies are issued. The current cost of insurance rates for standard risks may be equal to or less than the 1980 Commissioners Standard Ordinary Mortality Table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the Insured's risk class. The use of simplified underwriting and guaranteed issue procedures may result in the cost of insurance charges being higher for some individuals than if medical underwriting procedures were used.

Cost of insurance rates are based on the age, sex (except where unisex rates apply), and rate class of the Insured and group mortality characteristics and the particular characteristics (such as the rate class structure) under the Policy that are agreed to by Hartford and the employer. The actual monthly cost of insurance rates will be based on our expectations as to future experience. We will determine the cost of insurance rate at the start of each Coverage Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.

The rate class of an Insured affects the cost of insurance rate. Hartford and the employer will agree to the number of classes and characteristics of each class. The classes may vary by smokers and nonsmokers, active and retired status, preferred and standard, and/or any other nondiscriminatory classes agreed to by the employer. Where smoker and non-smoker divisions are provided, an Insured who is in the nonsmoker division of a rate class will have a lower cost of insurance than an Insured in the smoker division of the same rate class, even if each Insured has an identical Certificate.

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------

Because the Cash Value and the Death Benefit Amount under a Certificate may vary from month to month, the cost of insurance charge may also vary on each Processing Date.

INCREASES IN FACE AMOUNT -- At any time after purchasing a Certificate, You may request In Writing to change the Face Amount. In most cases, the minimum Face Amount of the Certificate is $50,000.

All requests to increase the Face Amount must be applied for on a new enrollment form. All requests will be subject to evidence of insurability satisfactory to Us and subject to Our rules then in effect. Any increase approved by Us will be effective on the Processing Date following the date We approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will reflect a charge for the increase. We reserve the right to limit the number of increases made under the Certificate to not more than one in any 12 month period.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES
AND CASH SURRENDER VALUES

The following tables illustrate how the death benefit, Cash Value and Cash Surrender Value of a Policy may change with the investment experience of the Separate Account. They show how the death benefit, Cash Value and Cash Surrender Value of a Certificate issued to an Insured of a given age would vary over time if the investment return on the assets held in each Portfolio were a uniform, gross annual rate of 0%, 6% and 12%. The death benefit, Cash Value and Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual Coverage Years. They assume that no Loans are made and that no partial withdrawals have been made. The tables are also based on the assumption that the Owner has not requested an increase or decrease in the Face Amount and that no transfers have been made in any Coverage Years.

The tables illustrate a Certificate issued to a Male Insured, Age 45 in the Medical Non-Smoker Class with an Initial Face Amount of $250,000. The death benefit, Cash Value and Cash Surrender Value would be lower if the Insured was a smoker or in a special class since the cost of insurance charges would increase.

The tables reflect the fact that the net return on the assets held in the Investment Divisions is lower than the gross after-tax return of the Portfolios. This is because these tables assume an investment management fee and other estimated Portfolio expenses totaling 0.77%. The 0.77% figure is based on an average of the current management fees and expenses of the available 18 Portfolios, taking into account any applicable expense caps or reimbursement arrangements. Actual fees and expenses of the Portfolios associated with a Certificate may be more or less than 0.77%, will vary from year to year, and will depend on how the Cash Value is allocated.

As their headings indicate, the tables reflect the deductions of current contractual charges and guaranteed contractual charges for a single gross interest rate. These charges include the front-end sales load, the daily charge to the Separate Account for assuming mortality and expense risks, and the monthly administrative expense and cost of insurance charges. All tables assume a charge of 2.00% for taxes attributable to premiums, a 1.25% charge for the federal DAC tax and reflect the fact that no charges against the Separate Account are currently made for federal, state or local taxes attributable to the Policy or Certificate.

Each table also shows the amount to which the premiums would accumulate if an amount equal to those premiums were invested to earn interest, after taxes, at 5% compounded annually.

Upon request, Hartford will furnish a comparable illustration based on a proposed Certificate's specific circumstances.

STATEMENT OF ADDITIONAL INFORMATION                                            9
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.77% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
         1       14,807       12,328      12,328    250,000     11,006      11,006    250,000
         2       30,355       24,397      24,397    250,000     21,822      21,822    250,000
         3       46,680       36,250      36,250    250,000     32,452      32,452    250,000
         4       63,821       47,910      47,910    250,000     42,901      42,901    250,000
         5       81,819       59,394      59,394    250,000     53,170      53,170    250,000
         6      100,717       70,705      70,705    250,000     63,265      63,265    250,000
         7      120,560       81,852      81,852    250,000     73,182      73,182    250,000
         8      126,588       80,304      80,304    250,000     70,623      70,623    250,000
         9      132,917       78,746      78,746    250,000     67,944      67,944    250,000
        10      139,563       77,169      77,169    250,000     65,125      65,125    250,000
        11      146,541       75,670      75,670    250,000     62,148      62,148    250,000
        12      153,868       74,122      74,122    250,000     58,993      58,993    250,000
        13      161,561       72,516      72,516    250,000     55,648      55,648    250,000
        14      169,639       70,848      70,848    250,000     52,091      52,091    250,000
        15      178,121       69,116      69,116    250,000     48,298      48,298    250,000
        16      187,027       67,034      67,034    250,000     44,233      44,233    250,000
        17      196,378       64,837      64,837    250,000     39,852      39,852    250,000
        18      206,197       62,532      62,532    250,000     35,099      35,099    250,000
        19      216,507       60,096      60,096    250,000     29,907      29,907    250,000
        20      227,332       57,510      57,510    250,000     24,205      24,205    250,000

        25      290,140       42,310      42,310    250,000          0           0          0
        30      370,300       21,812      21,812    250,000          0           0          0
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.23% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
         1       14,807       13,078      13,078    250,000     11,706      11,706    250,000
         2       30,355       26,666      26,666    250,000     23,915      23,915    250,000
         3       46,680       40,827      40,827    250,000     36,654      36,654    250,000
         4       63,821       55,611      55,611    250,000     49,958      49,958    250,000
         5       81,819       71,062      71,062    250,000     63,856      63,856    250,000
         6      100,717       87,212      87,212    250,000     78,388      78,388    250,000
         7      120,560      104,107     104,107    250,000     93,588      93,588    250,000
         8      126,588      108,489     108,489    250,000     96,458      96,458    250,000
         9      132,917      113,054     113,054    250,000     99,364      99,364    250,000
        10      139,563      117,806     117,806    252,307    102,299     102,299    250,000
        11      146,541      122,918     122,918    256,072    105,258     105,258    250,000
        12      153,868      128,224     128,224    259,990    108,238     108,238    250,000
        13      161,561      133,730     133,730    264,019    111,240     111,240    250,000
        14      169,639      139,442     139,442    268,161    114,261     114,261    250,000
        15      178,121      145,371     145,371    272,423    117,297     117,297    250,000
        16      187,027      151,328     151,328    276,486    120,340     120,340    250,000
        17      196,378      157,489     157,489    280,635    123,378     123,378    250,000
        18      206,197      163,873     163,873    284,937    126,394     126,394    250,000
        19      216,507      170,481     170,481    289,405    129,369     129,369    250,000
        20      227,332      177,318     177,318    294,052    132,284     132,284    250,000

        25      290,140      215,559     215,559    320,665    145,495     145,495    250,000
        30      370,300      261,756     261,756    354,341    153,822     153,822    250,000
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.23% NET)

                                       CURRENT CHARGES*                    GUARANTEED CHARGES**
               PREMIUMS     --------------------------------------------------------------------------
  END OF     ACCUMULATED                     CASH                                 CASH
  POLICY    AT 5% INTEREST      CASH       SURRENDER      DEATH        CASH     SURRENDER     DEATH
   YEAR        PER YEAR        VALUE         VALUE       BENEFIT      VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------
         1       14,807         13,829        13,829      250,000     12,408      12,408      250,000
         2       30,355         29,025        29,025      250,000     26,094      26,094      250,000
         3       46,680         45,775        45,775      250,000     41,204      41,204      250,000
         4       63,821         64,268        64,268      250,000     57,905      57,905      250,000
         5       81,819         84,707        84,707      250,000     76,379      76,379      250,000
         6      100,717        107,301       107,301      256,519     96,838      96,838      250,000
         7      120,560        132,206       132,206      306,949    119,365     119,365      277,304
         8      126,588        145,660       145,660      328,563    130,424     130,424      294,382
         9      132,917        160,476       160,476      351,825    142,462     142,462      312,537
        10      139,563        176,786       176,786      376,880    155,550     155,550      331,837
        11      146,541        195,008       195,008      404,385    169,776     169,776      352,353
        12      153,868        215,066       215,066      434,062    185,230     185,230      374,162
        13      161,561        237,135       237,135      466,011    202,019     202,019      397,344
        14      169,639        261,415       261,415      500,409    220,253     220,253      421,986
        15      178,121        288,128       288,128      537,457    240,052     240,052      448,178
        16      187,027        317,102       317,102      576,694    261,534     261,534      476,017
        17      196,378        348,901       348,901      618,852    284,823     284,823      505,608
        18      206,197        383,825       383,825      664,305    310,044     310,044      537,059
        19      216,507        422,159       422,159      713,343    337,325     337,325      570,489
        20      227,332        464,222       464,222      766,285    366,803     366,803      606,020

        25      290,140        745,412       745,412    1,103,763    553,280     553,280      820,141
        30      370,300      1,195,505     1,195,505    1,610,903    823,179     823,179    1,110,678
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.77% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
         1       14,807       12,321      12,321    262,347     10,953      10,953    261,061
         2       30,355       24,367      24,367    274,416     21,660      21,660    271,788
         3       46,680       36,177      36,177    286,245     32,116      32,116    282,265
         4       63,821       47,771      47,771    297,857     42,321      42,321    292,491
         5       81,819       59,165      59,165    309,267     52,265      52,265    302,456
         6      100,717       70,357      70,357    320,476     61,944      61,944    312,157
         7      120,560       81,357      81,357    331,492     71,340      71,340    321,576
         8      126,588       79,657      79,657    329,793     68,239      68,239    318,486
         9      132,917       77,937      77,937    328,074     64,995      64,995    315,254
        10      139,563       76,189      76,189    326,328     61,586      61,586    311,858
        11      146,541       74,497      74,497    324,632     57,997      57,997    308,284
        12      153,868       72,736      72,736    322,877     54,212      54,212    304,515
        13      161,561       70,895      70,895    321,043     50,222      50,222    300,543
        14      169,639       68,970      68,970    319,124     46,014      46,014    296,353
        15      178,121       66,958      66,958    317,120     41,570      41,570    291,928
        16      187,027       64,474      64,474    314,675     36,860      36,860    287,240
        17      196,378       61,848      61,848    312,060     31,850      31,850    282,254
        18      206,197       59,093      59,093    309,316     26,495      26,495    276,928
        19      216,507       56,185      56,185    306,421     20,745      20,745    271,211
        20      227,332       53,105      53,105    303,355     14,550      14,550    265,053

        25      290,140       35,358      35,358    285,676          0           0          0
        30      370,300       12,722      12,722    263,130          0           0          0
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.23% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
         1       14,807       13,071      13,071    263,034     11,651      11,651    261,702
         2       30,355       26,633      26,633    276,554     23,737      23,737    273,751
         3       46,680       40,744      40,744    290,618     36,270      36,270    286,246
         4       63,821       55,445      55,445    305,269     49,266      49,266    299,203
         5       81,819       70,778      70,778    320,549     62,732      62,732    312,629
         6      100,717       86,766      86,766    336,481     76,683      76,683    326,539
         7      120,560      103,448     103,448    353,103     91,118      91,118    340,933
         8      126,588      107,585     107,585    357,228     93,102      93,102    342,923
         9      132,917      111,864     111,864    361,495     94,984      94,984    344,814
        10      139,563      116,284     116,284    365,903     96,733      96,733    346,574
        11      146,541      121,005     121,005    370,598     98,328      98,328    348,182
        12      153,868      125,853     125,853    375,436     99,740      99,740    349,610
        13      161,561      130,825     130,825    380,397    100,951     100,951    350,838
        14      169,639      135,920     135,920    385,481    101,933     101,933    351,839
        15      178,121      141,140     141,140    390,691    102,655     102,655    352,583
        16      187,027      146,093     146,093    395,666    103,071     103,071    353,026
        17      196,378      151,099     151,099    400,668    103,128     103,128    353,113
        18      206,197      156,175     156,175    405,738    102,760     102,760    352,781
        19      216,507      161,295     161,295    410,854    101,889     101,889    351,953
        20      227,332      166,442     166,442    415,999    100,437     100,437    350,551

        25      290,140      192,797     192,797    442,339     81,756      81,756    332,217
        30      370,300      219,074     219,074    468,630     33,073      33,073    284,192
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.23% NET)

                                       CURRENT CHARGES*                    GUARANTEED CHARGES**
               PREMIUMS     --------------------------------------------------------------------------
  END OF     ACCUMULATED                     CASH                                 CASH
  POLICY    AT 5% INTEREST      CASH       SURRENDER      DEATH        CASH     SURRENDER     DEATH
   YEAR        PER YEAR        VALUE         VALUE       BENEFIT      VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------
         1       14,807         13,822        13,822      263,718     12,349      12,349      262,341
         2       30,355         28,989        28,989      278,768     25,898      25,898      275,785
         3       46,680         45,680        45,680      295,326     40,765      40,765      290,538
         4       63,821         64,073        64,073      313,571     57,084      57,084      306,730
         5       81,819         84,360        84,360      333,693     74,994      74,994      324,502
         6      100,717        106,736       106,736      355,887     94,655      94,655      344,010
         7      120,560        131,429       131,429      380,377    116,226     116,226      365,414
         8      126,588        144,656       144,656      393,497    126,216     126,216      375,334
         9      132,917        159,226       159,226      407,950    137,056     137,056      386,101
        10      139,563        175,272       175,272      423,868    148,811     148,811      397,776
        11      146,541        193,210       193,210      441,639    161,561     161,561      410,439
        12      153,868        212,965       212,965      461,237    175,389     175,389      424,173
        13      161,561        234,722       234,722      482,819    190,396     190,396      439,078
        14      169,639        258,687       258,687      506,591    206,690     206,690      455,259
        15      178,121        285,094       285,094      532,785    224,383     224,383      472,830
        16      187,027        313,762       313,762      570,620    243,588     243,588      491,903
        17      196,378        345,226       345,226      612,334    264,424     264,424      512,597
        18      206,197        379,782       379,782      657,306    287,010     287,010      535,030
        19      216,507        417,711       417,711      705,827    311,472     311,472      559,329
        20      227,332        459,330       459,330      758,210    337,951     337,951      585,632

        25      290,140        737,553       737,553    1,092,125    506,966     506,966      753,521
        30      370,300      1,182,896     1,182,896    1,593,913    754,180     754,180    1,017,582
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           15
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.77% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
         1        6,300        5,135       5,135    250,000      3,965       3,965    250,000
         2       12,915       10,104      10,104    250,000      7,802       7,802    250,000
         3       19,861       14,944      14,944    250,000     11,510      11,510    250,000
         4       27,154       19,677      19,677    250,000     15,086      15,086    250,000
         5       34,812       24,317      24,317    250,000     18,524      18,524    250,000
         6       42,853       28,862      28,862    250,000     21,822      21,822    250,000
         7       51,296       33,322      33,322    250,000     24,962      24,962    250,000
         8       60,161       37,818      37,818    250,000     28,055      28,055    250,000
         9       69,469       42,222      42,222    250,000     30,965      30,965    250,000
        10       79,242       46,531      46,531    250,000     33,676      33,676    250,000
        11       89,504       50,802      50,802    250,000     36,180      36,180    250,000
        12      100,279       54,960      54,960    250,000     38,467      38,467    250,000
        13      111,593       59,000      59,000    250,000     40,531      40,531    250,000
        14      123,473       62,922      62,922    250,000     42,365      42,365    250,000
        15      135,947       66,730      66,730    250,000     43,954      43,954    250,000
        16      149,044       70,148      70,148    250,000     45,275      45,275    250,000
        17      162,796       73,423      73,423    250,000     46,302      46,302    250,000
        18      177,236       76,568      76,568    250,000     46,995      46,995    250,000
        19      192,398       79,569      79,569    250,000     47,311      47,311    250,000
        20      208,318       82,418      82,418    250,000     47,204      47,204    250,000

        25      300,684       94,663      94,663    250,000     38,707      38,707    250,000
        30      418,569      103,209     103,209    250,000      8,188       8,188    250,000
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.23% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
         1        6,300        5,451       5,451    250,000      4,240       4,240    250,000
         2       12,915       11,053      11,053    250,000      8,600       8,600    250,000
         3       19,861       16,852      16,852    250,000     13,085      13,085    250,000
         4       27,154       22,876      22,876    250,000     17,698      17,698    250,000
         5       34,812       29,149      29,149    250,000     22,439      22,439    250,000
         6       42,853       35,681      35,681    250,000     27,312      27,312    250,000
         7       51,296       42,494      42,494    250,000     32,308      32,308    250,000
         8       60,161       49,728      49,728    250,000     37,552      37,552    250,000
         9       69,469       57,271      57,271    250,000     42,918      42,918    250,000
        10       79,242       65,134      65,134    250,000     48,399      48,399    250,000
        11       89,504       73,425      73,425    250,000     54,001      54,001    250,000
        12      100,279       82,067      82,067    250,000     59,723      59,723    250,000
        13      111,593       91,075      91,075    250,000     65,578      65,578    250,000
        14      123,473      100,472     100,472    250,000     71,571      71,571    250,000
        15      135,947      110,285     110,285    250,000     77,712      77,712    250,000
        16      149,044      120,333     120,333    250,000     84,000      84,000    250,000
        17      162,796      130,833     130,833    250,000     90,436      90,436    250,000
        18      177,236      141,831     141,831    250,000     97,020      97,020    250,000
        19      192,398      153,287     153,287    260,216    103,750     103,750    250,000
        20      208,318      165,171     165,171    273,909    110,629     110,629    250,000

        25      300,684      231,872     231,872    344,933    148,047     148,047    250,000
        30      418,569      312,671     312,671    423,265    193,395     193,395    262,148
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           17
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.23% NET)

                                     CURRENT CHARGES*                 GUARANTEED CHARGES**
               PREMIUMS     --------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                                CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER     DEATH        CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE      BENEFIT      VALUE       VALUE     BENEFIT
------------------------------------------------------------------------------------------------
         1        6,300        5,767       5,767      250,000      4,515       4,515    250,000
         2       12,915       12,041      12,041      250,000      9,433       9,433    250,000
         3       19,861       18,915      18,915      250,000     14,795      14,795    250,000
         4       27,154       26,474      26,474      250,000     20,650      20,650    250,000
         5       34,812       34,806      34,806      250,000     27,046      27,046    250,000
         6       42,853       43,992      43,992      250,000     34,043      34,043    250,000
         7       51,296       54,132      54,132      250,000     41,696      41,696    250,000
         8       60,161       65,465      65,465      250,000     50,207      50,207    250,000
         9       69,469       77,981      77,981      250,000     59,535      59,535    250,000
        10       79,242       91,806      91,806      250,000     69,767      69,767    250,000
        11       89,504      107,232     107,232      250,000     81,017      81,017    250,000
        12      100,279      124,298     124,298      250,868     93,411      93,411    250,000
        13      111,593      143,114     143,114      281,244    107,104     107,104    250,000
        14      123,473      163,829     163,829      313,607    122,270     122,270    250,000
        15      135,947      186,632     186,632      348,133    139,062     139,062    259,630
        16      149,044      211,454     211,454      384,558    157,324     157,324    286,345
        17      162,796      238,712     238,712      423,408    177,150     177,150    314,471
        18      177,236      268,660     268,660      464,983    198,654     198,654    344,108
        19      192,398      301,545     301,545      509,536    221,949     221,949    375,363
        20      208,318      337,643     337,643      557,344    247,159     247,159    408,348

        25      300,684      579,063     579,063      857,442    407,253     407,253    603,682
        30      418,569      965,603     965,603    1,301,117    640,085     640,085    863,638
------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.77% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
         1        6,300        5,132       5,132    255,149      3,944       3,944    254,044
         2       12,915       10,091      10,091    260,123      7,741       7,741    257,852
         3       19,861       14,914      14,914    264,957     11,384      11,384    261,509
         4       27,154       19,619      19,619    269,672     14,872      14,872    265,009
         5       34,812       24,222      24,222    274,283     18,194      18,194    268,345
         6       42,853       28,719      28,719    278,788     21,345      21,345    271,510
         7       51,296       33,119      33,119    283,196     24,304      24,304    274,485
         8       60,161       37,542      37,542    287,628     27,176      27,176    277,374
         9       69,469       41,858      41,858    291,953     29,820      29,820    280,037
        10       79,242       46,061      46,061    296,165     32,215      32,215    282,453
        11       89,504       50,201      50,201    300,310     34,350      34,350    284,609
        12      100,279       54,197      54,197    304,319     36,207      36,207    286,489
        13      111,593       58,041      58,041    308,175     37,781      37,781    288,086
        14      123,473       61,728      61,728    311,875     39,057      39,057    289,387
        15      135,947       65,259      65,259    315,418     40,020      40,020    290,376
        16      149,044       68,246      68,246    318,451     40,641      40,641    291,025
        17      162,796       71,022      71,022    321,245     40,886      40,886    291,302
        18      177,236       73,602      73,602    323,841     40,714      40,714    291,164
        19      192,398       75,961      75,961    326,218     40,073      40,073    290,562
        20      208,318       78,082      78,082    328,359     38,916      38,916    289,448

        25      300,684       85,373      85,373    335,743     24,061      24,061    274,853
        30      418,569       86,240      86,240    336,726          0           0          0
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           19
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.23% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
         1        6,300        5,448       5,448    255,439      4,218       4,218    254,297
         2       12,915       11,040      11,040    261,018      8,532       8,532    258,603
         3       19,861       16,817      16,817    266,780     12,941      12,941    263,004
         4       27,154       22,807      22,807    272,752     17,442      17,442    267,497
         5       34,812       29,032      29,032    278,957     22,028      22,028    272,076
         6       42,853       35,497      35,497    285,402     26,693      26,693    276,734
         7       51,296       42,223      42,223    292,105     31,420      31,420    281,456
         8       60,161       49,346      49,346    299,204     36,318      36,318    286,349
         9       69,469       56,747      56,747    306,582     41,245      41,245    291,274
        10       79,242       64,431      64,431    314,242     46,179      46,179    296,207
        11       89,504       72,491      72,491    322,270     51,102      51,102    301,131
        12      100,279       80,836      80,836    330,591     55,994      55,994    306,026
        13      111,593       89,469      89,469    339,199     60,844      60,844    310,879
        14      123,473       98,397      98,397    348,102     65,630      65,630    315,671
        15      135,947      107,631     107,631    357,310     70,329      70,329    320,378
        16      149,044      116,786     116,786    366,472     74,904      74,904    324,963
        17      162,796      126,192     126,192    375,857     79,308      79,308    329,382
        18      177,236      135,875     135,875    385,516     83,485      83,485    333,578
        19      192,398      145,820     145,820    395,439     87,367      87,367    337,485
        20      208,318      156,018     156,018    405,615     90,884      90,884    341,033

        25      300,684      211,430     211,430    460,901    100,657     100,657    351,047
        30      418,569      274,284     274,284    523,629     87,546      87,546    338,463
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.23% NET)

                                     CURRENT CHARGES*                 GUARANTEED CHARGES**
               PREMIUMS     --------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                                CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER     DEATH        CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE      BENEFIT      VALUE       VALUE     BENEFIT
------------------------------------------------------------------------------------------------
         1        6,300        5,764       5,764      255,727      4,492       4,492    254,549
         2       12,915       12,026      12,026      261,946      9,358       9,358    259,383
         3       19,861       18,876      18,876      268,745     14,630      14,630    264,620
         4       27,154       26,393      26,393      276,204     20,345      20,345    270,296
         5       34,812       34,663      34,663      284,407     26,537      26,537    276,446
         6       42,853       43,757      43,757      293,430     33,247      33,247    283,111
         7       51,296       53,772      53,772      303,365     40,506      40,506    290,322
         8       60,161       64,938      64,938      314,440     48,486      48,486    298,250
         9       69,469       77,229      77,229      326,634     57,106      57,106    306,814
        10       79,242       90,757      90,757      340,054     66,407      66,407    316,056
        11       89,504      105,781     105,781      354,947     76,445      76,445    326,029
        12      100,279      122,312     122,312      371,346     87,275      87,275    336,790
        13      111,593      140,499     140,499      389,389     98,969      98,969    348,409
        14      123,473      160,514     160,514      409,244    111,601     111,601    360,959
        15      135,947      182,548     182,548      431,102    125,247     125,247    374,517
        16      149,044      206,406     206,406      454,801    139,979     139,979    389,153
        17      162,796      232,626     232,626      480,815    155,870     155,870    404,944
        18      177,236      261,475     261,475      509,434    172,991     172,991    421,958
        19      192,398      293,205     293,205      540,913    191,414     191,414    440,267
        20      208,318      328,102     328,102      575,533    211,216     211,216    459,949

        25      300,684      563,070     563,070      833,760    334,694     334,694    582,679
        30      418,569      939,944     939,944    1,266,543    509,407     509,407    756,416
------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life and Annuity Insurance Company
ICMG Registered Variable Life Separate Account One
The One Provider and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One The One Provider (Fidelity VIP Fund High Income Investment, Fidelity VIP Fund Equity-Income Investment, Fidelity VIP Fund Money Market Investment, Fidelity VIP Fund II Asset Manager Investment, Fidelity VIP Fund II Index 500 Investment, Fidelity VIP Fund III Growth Opportunities Investment, Putnam VT International Growth Investment, Putnam VT Vista Investment, Putnam VT Voyager Investment, One Group Investment Trust Bond Investment, One Group Investment Trust Large Cap Growth Investment, One Group Investment Trust Diversified Equity Investment, One Group Investment Trust Diversified Mid Cap Investment, One Group Investment Trust Mid Cap Value Investment, One Group Investment Trust Government Bond Investment, One Group Investment Trust Balanced Investment, One Group Investment Trust Equity Index Investment and One Group Investment Trust Mid Cap Growth Investment) (collectively, the Account), as of December 31, 2001, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the three years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of their operations for the periods presented in the year then ended and the changes in their net assets for the periods presented in the three years then ended in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
February 22, 2002                                            ARTHUR ANDERSEN LLP

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER

Statements of Assets & Liabilities
--------------------------------------------------------------------------------

December 31, 2001                                    Fidelity VIP   Fidelity VIP   Fidelity VIP   Fidelity VIP    Fidelity VIP
                                                     Fund High      Fund Equity-   Fund Money     Fund II Asset   Fund II
                                                     Income         Income         Market         Manager         Index 500
                                                     Investment     Investment     Investment     Investment      Investment
                                                     Division       Division       Division       Division        Division
------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS IN FIDELITY VARIABLE INSURANCE
PRODUCTS FUND:
------------------------------------------------------------------------------------------------------------------------------
HIGH INCOME PORTFOLIO
 Shares 2,141
 Cost $14,503
 .............................................................................................................................
   Market Value                                        $13,658        $     --       $     --        $    --       $       --
------------------------------------------------------------------------------------------------------------------------------
EQUITY-INCOME PORTFOLIO
 Shares 6,059
 Cost $139,988
 .............................................................................................................................
   Market Value                                             --         137,352             --             --               --
------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
 Shares 553,585
 Cost $553,585
 .............................................................................................................................
   Market Value                                             --              --        553,585             --               --
------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN FIDELITY VARIABLE INSURANCE
PRODUCTS FUND II:
------------------------------------------------------------------------------------------------------------------------------
ASSET MANAGER PORTFOLIO
 Shares 3,602
 Cost $51,903
 .............................................................................................................................
   Market Value                                             --              --             --         51,910               --
------------------------------------------------------------------------------------------------------------------------------
INDEX 500 PORTFOLIO
 Shares 13,799
 Cost $1,707,925
 .............................................................................................................................
   Market Value                                             --              --             --             --        1,794,843
------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN FIDELITY VARIABLE INSURANCE
PRODUCTS FUND III:
------------------------------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES PORTFOLIO
 Shares 2,510
 Cost $40,160
 .............................................................................................................................
   Market Value                                             --              --             --             --               --
------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN PUTNAM VARIABLE TRUST:
------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND
 Shares 32,158
 Cost $479,207
 .............................................................................................................................
   Market Value                                             --              --             --             --               --
------------------------------------------------------------------------------------------------------------------------------
VISTA FUND
 Shares 13,993
 Cost $214,920
 .............................................................................................................................
   Market Value                                             --              --             --             --               --
------------------------------------------------------------------------------------------------------------------------------
VOYAGER FUND
 Shares 6,385
 Cost $230,733
 .............................................................................................................................
   Market Value                                             --              --             --             --               --
------------------------------------------------------------------------------------------------------------------------------
Receivable from Hartford Life and Annuity Insurance
 Company                                                    --              --             --             --               --
 .............................................................................................................................
Receivable from fund shares sold                            --              --             --             --           10,207
 .............................................................................................................................
TOTAL ASSETS                                            13,658         137,352        553,585         51,910        1,805,050
 .............................................................................................................................
LIABILITIES:
Payable to Hartford Life and Annuity Insurance
 Company                                                   224           2,636             99            147            9,875
 .............................................................................................................................
Payable for fund shares purchased                           --              --             --             --               --
 .............................................................................................................................
TOTAL LIABILITIES                                          224           2,636             99            147            9,875
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (VARIABLE LIFE CONTRACT LIABILITIES)        $13,434        $134,716       $553,486        $51,763       $1,795,175
------------------------------------------------------------------------------------------------------------------------------
VARIABLE LIFE INSURANCE POLICIES:
Units owned by participants                              2,065          12,587         46,952          4,874          171,322
Unit price                                             $  6.51        $  10.70       $  11.79        $ 10.62       $    10.48
------------------------------------------------------------------------------------------------------------------------------

December 31, 2001                                    Fidelity VIP    Putnam VT       Putnam VT   Putnam VT
                                                     Fund III        International   Vista       Voyager
                                                     Growth          Growth          Investment  Investment
                                                     Opportunities   Investment      Division    Division
                                                     Investment      Division
                                                     Division
---------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS IN FIDELITY VARIABLE INSURANCE
PRODUCTS FUND:
------------------------------------------------------------------------------------------------------------------------------
HIGH INCOME PORTFOLIO
 Shares 2,141
 Cost $14,503
 ..................................................
   Market Value                                         $    --        $     --      $     --    $     --
------------------------------------------------------------------------------------------------------------------------------
EQUITY-INCOME PORTFOLIO
 Shares 6,059
 Cost $139,988
 ..................................................
   Market Value                                              --              --            --          --
------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
 Shares 553,585
 Cost $553,585
 ..................................................
   Market Value                                              --              --            --          --
------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN FIDELITY VARIABLE INSURANCE
PRODUCTS FUND II:
------------------------------------------------------------------------------------------------------------------------------
ASSET MANAGER PORTFOLIO
 Shares 3,602
 Cost $51,903
 ..................................................
   Market Value                                              --              --            --          --
------------------------------------------------------------------------------------------------------------------------------
INDEX 500 PORTFOLIO
 Shares 13,799
 Cost $1,707,925
 ..................................................
   Market Value                                              --              --            --          --
------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN FIDELITY VARIABLE INSURANCE
PRODUCTS FUND III:
------------------------------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES PORTFOLIO
 Shares 2,510
 Cost $40,160
 ..................................................
   Market Value                                          37,922              --            --          --
------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN PUTNAM VARIABLE TRUST:
------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND
 Shares 32,158
 Cost $479,207
 ..................................................
   Market Value                                              --         397,469            --          --
------------------------------------------------------------------------------------------------------------------------------
VISTA FUND
 Shares 13,993
 Cost $214,920
 ..................................................
   Market Value                                              --              --       158,681          --
------------------------------------------------------------------------------------------------------------------------------
VOYAGER FUND
 Shares 6,385
 Cost $230,733
 ..................................................
   Market Value                                              --              --            --     182,356
------------------------------------------------------------------------------------------------------------------------------
Receivable from Hartford Life and Annuity Insurance
 Company                                                     --              --            --          --
 ..................................................
Receivable from fund shares sold                             --              --            --          --
 ..................................................
TOTAL ASSETS                                             37,922         397,469       158,681     182,356
 ..................................................
LIABILITIES:
Payable to Hartford Life and Annuity Insurance
 Company                                                    667             368           615         651
 ..................................................
Payable for fund shares purchased                            --              --            --          --
 ..................................................
TOTAL LIABILITIES                                           667             368           615         651
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (VARIABLE LIFE CONTRACT LIABILITIES)         $37,255        $397,101      $158,066    $181,705
------------------------------------------------------------------------------------------------------------------------------
VARIABLE LIFE INSURANCE POLICIES:
Units owned by participants                               4,544          35,691        15,826      16,773
Unit price                                              $  8.20        $  11.13      $   9.99    $  10.83
------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER

Statements of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

December 31, 2001                                  One Group   One Group   One Group   One Group   One Group   One Group
                                                   Investment  Investment  Investment  Investment  Investment  Investment
                                                   Trust       Trust       Trust       Trust       Trust Mid   Trust
                                                   Bond        Large Cap   Diversified Diversified Cap Value   Government
                                                   Investment  Growth      Equity      Mid Cap     Investment  Bond
                                                   Division    Investment  Investment  Investment  Division    Investment
                                                               Division    Division    Division                Division
-------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS IN ONE GROUP INVESTMENT TRUST:
-------------------------------------------------------------------------------------------------------------------------
BOND PORTFOLIO
 Shares 44,234
 Cost $481,422
 ........................................................................................................................
   Market Value                                    $477,728    $     --     $    --    $     --    $     --     $    --
-------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH PORTFOLIO
 Shares 65,993
 Cost $1,223,236
 ........................................................................................................................
   Market Value                                          --     906,090          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY PORTFOLIO
 Shares 1,886
 Cost $29,938
 ........................................................................................................................
   Market Value                                          --          --      28,076          --          --          --
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED MID CAP PORTFOLIO
 Shares 35,886
 Cost $525,867
 ........................................................................................................................
   Market Value                                          --          --          --     519,985          --          --
-------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE PORTFOLIO
 Shares 11,482
 Cost $120,640
 ........................................................................................................................
   Market Value                                          --          --          --          --     145,590          --
-------------------------------------------------------------------------------------------------------------------------
GOVERNMENT BOND PORTFOLIO
 Shares 1,024
 Cost $10,828
 ........................................................................................................................
   Market Value                                          --          --          --          --          --      10,873
-------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO
 Shares 130,473
 Cost $1,984,215
 ........................................................................................................................
   Market Value                                          --          --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX PORTFOLIO
 Shares 68,332
 Cost $738,281
 ........................................................................................................................
   Market Value                                          --          --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH PORTFOLIO
 Shares 18,064
 Cost $293,577
 ........................................................................................................................
   Market Value                                          --          --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
Receivable from Hartford Life and Annuity
 Insurance Company                                       --          --          --          --          --          --
 ........................................................................................................................
Receivable from fund shares sold                         --          --          --          --          --          --
 ........................................................................................................................
TOTAL ASSETS                                        477,728     906,090      28,076     519,985     145,590      10,873
 ........................................................................................................................
LIABILITIES:
Payable to Hartford Life and Annuity Insurance
 Company                                                 92         765         125          75         544         184
 ........................................................................................................................
Payable for fund shares purchased                        --          --          --          --          --          --
 ........................................................................................................................
TOTAL LIABILITIES                                        92         765         125          75         544         184
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS (VARIABLE LIFE CONTRACT LIABILITIES)    $477,636    $905,325     $27,951    $519,910    $145,046     $10,689
-------------------------------------------------------------------------------------------------------------------------
VARIABLE LIFE INSURANCE POLICIES:
Units owned by participants                          38,086     100,643       2,977      45,283      12,619         912
Unit price                                         $  12.54    $   9.00     $  9.39    $  11.48    $  11.49     $ 11.72
-------------------------------------------------------------------------------------------------------------------------

December 31, 2001                                  One Group    One Group   One Group
                                                   Investment   Investment  Investment
                                                   Trust        Trust       Trust Mid
                                                   Balanced     Equity      Cap
                                                   Investment   Index       Growth
                                                   Division     Investment  Investment
                                                                Division    Division
-------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS IN ONE GROUP INVESTMENT TRUST:
-------------------------------------------------------------------------------------------------------------------------
BOND PORTFOLIO
 Shares 44,234
 Cost $481,422
 ................................................
   Market Value                                    $       --   $     --    $     --
-------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH PORTFOLIO
 Shares 65,993
 Cost $1,223,236
 ................................................
   Market Value                                            --         --          --
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY PORTFOLIO
 Shares 1,886
 Cost $29,938
 ................................................
   Market Value                                            --         --          --
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED MID CAP PORTFOLIO
 Shares 35,886
 Cost $525,867
 ................................................
   Market Value                                            --         --          --
-------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE PORTFOLIO
 Shares 11,482
 Cost $120,640
 ................................................
   Market Value                                            --         --          --
-------------------------------------------------------------------------------------------------------------------------
GOVERNMENT BOND PORTFOLIO
 Shares 1,024
 Cost $10,828
 ................................................
   Market Value                                            --         --          --
-------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO
 Shares 130,473
 Cost $1,984,215
 ................................................
   Market Value                                     1,889,245         --          --
-------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX PORTFOLIO
 Shares 68,332
 Cost $738,281
 ................................................
   Market Value                                            --    677,850          --
-------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH PORTFOLIO
 Shares 18,064
 Cost $293,577
 ................................................
   Market Value                                            --         --     279,094
-------------------------------------------------------------------------------------------------------------------------
Receivable from Hartford Life and Annuity
 Insurance Company                                         --         --          --
 ................................................
Receivable from fund shares sold                           --         --          --
 ................................................
TOTAL ASSETS                                        1,889,245    677,850     279,094
 ................................................
LIABILITIES:
Payable to Hartford Life and Annuity Insurance
 Company                                                  189        664         160
 ................................................
Payable for fund shares purchased                          --         --          --
 ................................................
TOTAL LIABILITIES                                         189        664         160
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS (VARIABLE LIFE CONTRACT LIABILITIES)    $1,889,056   $677,186    $278,934
-------------------------------------------------------------------------------------------------------------------------
VARIABLE LIFE INSURANCE POLICIES:
Units owned by participants                           192,254     81,021      25,223
Unit price                                         $     9.83   $   8.36    $  11.06
-------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER

Statements of Operations
--------------------------------------------------------------------------------

For the Period Ended                                   Fidelity VIP   Fidelity VIP   Fidelity VIP   Fidelity VIP   Fidelity VIP
December 31, 2001                                      Fund High      Fund Equity-   Fund Money     Fund II        Fund II
                                                       Income         Income         Market         Asset          Index 500
                                                       Investment     Investment     Investment     Manager        Investment
                                                       Division       Division       Division       Investment     Division
                                                                                                    Division
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                               $   916        $   338         $ 815         $   448       $  22,128
 ..............................................................................................................................
EXPENSES:
 Mortality and expense risk undertakings                     (56)          (278)         (188)           (185)        (12,368)
 ..............................................................................................................................
 Net investment income (loss)                                860             60           627             263           9,760
 ..............................................................................................................................
CAPITAL GAINS INCOME                                          --            998            --             171              --
 ..............................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
 ..............................................................................................................................
 Net realized gain (loss) on security transactions        (4,294)          (721)           --          (1,697)          4,064
 ..............................................................................................................................
 Net unrealized appreciation (depreciation) of
   investments during the period                           3,109         (2,953)           --             735        (281,568)
 ..............................................................................................................................
 Net gain (loss) on investments                           (1,185)        (3,674)           --            (962)       (277,504)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                             $  (325)       $(2,616)        $ 627         $  (528)      $(267,744)
-------------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                   Fidelity VIP    Putnam VT       Putnam VT   Putnam VT
December 31, 2001                                      Fund III        International   Vista       Voyager
                                                       Growth          Growth          Investment  Investment
                                                       Opportunities   Investment      Division    Division
                                                       Investment      Division
                                                       Division
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                $    22        $    723      $     --    $     --
 ....................................................
EXPENSES:
 Mortality and expense risk undertakings                     (148)         (1,861)         (854)       (906)
 ....................................................
 Net investment income (loss)                                (126)         (1,138)         (854)       (906)
 ....................................................
CAPITAL GAINS INCOME                                           --          29,488        10,351      17,628
 ....................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
 ....................................................
 Net realized gain (loss) on security transactions         (2,301)           (800)       (1,685)       (905)
 ....................................................
 Net unrealized appreciation (depreciation) of
   investments during the period                             (783)        (85,079)      (57,831)    (47,785)
 ....................................................
 Net gain (loss) on investments                            (3,084)        (85,879)      (59,516)    (48,690)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                              $(3,210)       $(57,529)     $(50,019)   $(31,968)
-------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER

Statements of Operations (continued)
--------------------------------------------------------------------------------

For the Period Ended                             One Group   One Group    One Group   One Group   One Group   One Group
December 31, 2001                                Investment  Investment   Investment  Investment  Investment  Investment
                                                 Trust       Trust        Trust       Trust       Trust Mid   Trust
                                                 Bond        Large Cap    Diversified Diversified Cap Value   Government
                                                 Investment  Growth       Equity      Mid Cap     Investment  Bond
                                                 Division    Investment   Investment  Investment  Division    Investment
                                                             Division     Division    Division                Division
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $10,831    $      --     $   103     $   954     $   777      $ 522
 .......................................................................................................................
EXPENSES:
 Mortality and expense risk undertakings             (392)      (4,070)       (125)     (2,603)       (850)       (61)
 .......................................................................................................................
 Net investment income (loss)                      10,439       (4,070)        (22)     (1,649)        (73)       461
 .......................................................................................................................
CAPITAL GAINS INCOME                                   --       69,929          --      45,974       9,513         --
 .......................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
 .......................................................................................................................
 Net realized gain (loss) on security
   transactions                                       271       (3,668)       (584)     (1,368)      3,968        259
 .......................................................................................................................
 Net unrealized appreciation (depreciation) of
   investments during the period                   (3,834)    (175,078)     (1,181)    (47,711)     (3,168)      (154)
 .......................................................................................................................
 Net gain (loss) on investments                    (3,563)    (178,746)     (1,765)    (49,079)        800        105
------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $ 6,876    $(112,887)    $(1,787)    $(4,754)    $10,240      $ 566
------------------------------------------------------------------------------------------------------------------------

For the Period Ended                             One Group   One Group   One Group
December 31, 2001                                Investment  Investment  Investment
                                                 Trust       Trust       Trust Mid
                                                 Balanced    Equity      Cap
                                                 Investment  Index       Growth
                                                 Division    Investment  Investment
                                                             Division    Division
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $ 47,291    $  4,373     $    --
 ..............................................
EXPENSES:
 Mortality and expense risk undertakings          (10,275)     (3,356)       (842)
 ..............................................
 Net investment income (loss)                      37,016       1,017        (842)
 ..............................................
CAPITAL GAINS INCOME                                6,753          --       8,482
 ..............................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
 ..............................................
 Net realized gain (loss) on security
   transactions                                      (980)    (23,897)       (893)
 ..............................................
 Net unrealized appreciation (depreciation) of
   investments during the period                  (62,387)    (28,819)    (15,038)
 ..............................................
 Net gain (loss) on investments                   (63,367)    (52,716)    (15,931)
------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                $(19,598)   $(51,699)    $(8,291)
------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Period Ended                                 Fidelity VIP   Fidelity VIP   Fidelity VIP   Fidelity VIP    Fidelity VIP
December 31, 2001                                    Fund High      Fund Equity-   Fund Money     Fund II Asset   Fund II
                                                     Income         Income         Market         Manager         Index 500
                                                     Investment     Investment     Investment     Investment      Investment
                                                     Division       Division       Division       Division        Division
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                          $   860        $     60       $    627       $    263       $    9,760
 .............................................................................................................................
 Capital gains income                                       --             998             --            171               --
 .............................................................................................................................
 Net realized gain (loss) on security transactions      (4,294)           (721)            --         (1,697)           4,064
 .............................................................................................................................
 Net unrealized appreciation (depreciation) of
   investments during the period                         3,109          (2,953)            --            735         (281,568)
 .............................................................................................................................
 Net increase (decrease) in net assets resulting
   from operations                                        (325)         (2,616)           627           (528)        (267,744)
 .............................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                              14,653         128,885        554,787         53,277          117,958
 .............................................................................................................................
 Transfers                                                  --           2,406             --             --           (1,115)
 .............................................................................................................................
 Administrative fee                                        (21)           (150)          (156)          (157)          (7,821)
 .............................................................................................................................
 Surrenders for benefit payments and fees              (10,000)        (10,000)       (10,000)       (10,000)         (10,000)
 .............................................................................................................................
 Cost of insurance and other fees                         (297)         (1,561)        (1,688)        (1,154)        (144,891)
 .............................................................................................................................
 Other activity                                          1,988          (1,060)        (1,475)          (839)          (1,137)
 .............................................................................................................................
 Net increase (decrease) in net assets resulting
   from unit transactions                                6,323         118,520        541,468         41,127          (47,006)
 .............................................................................................................................
 Net increase (decrease) in net assets                   5,998         115,904        542,095         40,599         (314,750)
 .............................................................................................................................
NET ASSETS:
 Beginning of period                                     7,436          18,812         11,391         11,164        2,109,925
------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                         $13,434        $134,716       $553,486       $ 51,763       $1,795,175
------------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                 Fidelity VIP    Putnam VT       Putnam VT   Putnam VT
December 31, 2001                                    Fund III        International   Vista       Voyager
                                                     Growth          Growth          Investment  Investment
                                                     Opportunities   Investment      Division    Division
                                                     Investment      Division
                                                     Division
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                          $   (126)       $ (1,138)     $   (854)   $   (906)
 ..................................................
 Capital gains income                                        --          29,488        10,351      17,628
 ..................................................
 Net realized gain (loss) on security transactions       (2,301)           (800)       (1,685)       (905)
 ..................................................
 Net unrealized appreciation (depreciation) of
   investments during the period                           (783)        (85,079)      (57,831)    (47,785)
 ..................................................
 Net increase (decrease) in net assets resulting
   from operations                                       (3,210)        (57,529)      (50,019)    (31,968)
 ..................................................
UNIT TRANSACTIONS:
 Purchases                                               40,572         167,990        96,116     133,416
 ..................................................
 Transfers                                                   --          (2,588)          492      (4,002)
 ..................................................
 Administrative fee                                         (65)           (585)         (623)       (757)
 ..................................................
 Surrenders for benefit payments and fees               (10,000)        (10,000)      (10,000)    (10,000)
 ..................................................
 Cost of insurance and other fees                          (835)         (5,588)       (4,070)     (4,681)
 ..................................................
 Other activity                                           1,149          (6,226)       (3,664)     (3,159)
 ..................................................
 Net increase (decrease) in net assets resulting
   from unit transactions                                30,821         143,003        78,251     110,817
 ..................................................
 Net increase (decrease) in net assets                   27,611          85,474        28,232      78,849
 ..................................................
NET ASSETS:
 Beginning of period                                      9,644         311,627       129,834     102,856
------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                         $ 37,255        $397,101      $158,066    $181,705
------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                              One Group   One Group   One Group   One Group   One Group   One Group
December 31, 2001                                 Investment  Investment  Investment  Investment  Investment  Investment
                                                  Trust       Trust       Trust       Trust       Trust Mid   Trust
                                                  Bond        Large Cap   Diversified Diversified Cap Value   Government
                                                  Investment  Growth      Equity      Mid Cap     Investment  Bond
                                                  Division    Investment  Investment  Investment  Division    Investment
                                                              Division    Division    Division                Division
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $ 10,439    $ (4,070)   $    (22)   $ (1,649)   $    (73)     $    461
 ..........................................................................................................................
 Capital gains income                                   --      69,929          --      45,974       9,513            --
 ..........................................................................................................................
 Net realized gain (loss) on security
   transactions                                        271      (3,668)       (584)     (1,368)      3,968           259
 ..........................................................................................................................
 Net unrealized appreciation (depreciation) of
   investments during the period                    (3,834)   (175,078)     (1,181)    (47,711)     (3,168)         (154)
 ..........................................................................................................................
 Net increase (decrease) in net assets resulting
   from operations                                   6,876    (112,887)     (1,787)     (4,754)     10,240           566
 ..........................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                         470,814     379,555      23,492     208,283     (31,309)        7,326
 ..........................................................................................................................
 Transfers                                            (582)     (1,052)       (632)       (868)         --          (560)
 ..........................................................................................................................
 Administrative fee                                   (295)     (1,339)       (170)       (713)       (168)          (25)
 ..........................................................................................................................
 Surrenders for benefit payments and fees          (10,000)    (10,000)    (10,000)    (10,000)    (10,000)      (10,000)
 ..........................................................................................................................
 Cost of insurance and other fees                   (2,759)    (11,882)       (749)     (7,765)     (1,660)         (240)
 ..........................................................................................................................
 Other activity                                     (1,754)     43,095        (228)    (20,041)    (12,060)       (1,154)
 ..........................................................................................................................
 Net increase (decrease) in net assets resulting
   from unit transactions                          455,424     398,377      11,713     168,896     (55,197)       (4,653)
 ..........................................................................................................................
 Net increase (decrease) in net assets             462,300     285,490       9,926     164,142     (44,957)       (4,087)
 ..........................................................................................................................
NET ASSETS:
 Beginning of period                                15,336     619,835      18,025     355,768     190,003        14,776
---------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                    $477,636    $905,325    $ 27,951    $519,910    $145,046      $ 10,689
---------------------------------------------------------------------------------------------------------------------------

For the Period Ended                              One Group       One Group   One Group
December 31, 2001                                 Investment      Investment  Investment
                                                  Trust           Trust       Trust Mid
                                                  Balanced        Equity      Cap
                                                  Investment      Index       Growth
                                                  Division        Investment  Investment
                                                                  Division    Division
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $   37,016     $  1,017    $   (842)
 ...............................................
 Capital gains income                                   6,753           --       8,482
 ...............................................
 Net realized gain (loss) on security
   transactions                                          (980)     (23,897)       (893)
 ...............................................
 Net unrealized appreciation (depreciation) of
   investments during the period                      (62,387)     (28,819)    (15,038)
 ...............................................
 Net increase (decrease) in net assets resulting
   from operations                                    (19,598)     (51,699)     (8,291)
 ...............................................
UNIT TRANSACTIONS:
 Purchases                                          1,086,225      151,054     276,478
 ...............................................
 Transfers                                              3,233         (275)      5,543
 ...............................................
 Administrative fee                                    (2,103)        (660)       (708)
 ...............................................
 Surrenders for benefit payments and fees             (10,000)     (10,000)    (10,000)
 ...............................................
 Cost of insurance and other fees                     (33,346)      (7,223)     (4,839)
 ...............................................
 Other activity                                           (22)      12,847      (3,463)
 ...............................................
 Net increase (decrease) in net assets resulting
   from unit transactions                           1,043,987      145,743     263,011
 ...............................................
 Net increase (decrease) in net assets              1,024,389       94,044     254,720
 ...............................................
NET ASSETS:
 Beginning of period                                  864,667      583,142      24,214
---------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                     $1,889,056     $677,186    $278,934
---------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Period Ended                                 Fidelity VIP   Fidelity VIP   Fidelity VIP   Fidelity VIP    Fidelity VIP
December 31, 2000                                    Fund High      Fund Equity-   Fund Money     Fund II Asset   Fund II
                                                     Income         Income         Market         Manager         Index 500
                                                     Investment     Investment     Investment     Investment      Investment
                                                     Division       Division       Division       Division        Division
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                           $  581        $   147        $   627         $   293       $    9,158
 .............................................................................................................................
 Capital gains income                                       --            828             --             882           10,705
 .............................................................................................................................
 Net realized gain (loss) on security transactions          --             --             --              --           35,533
 .............................................................................................................................
 Net unrealized appreciation (depreciation) of
   investments during the period                        (2,841)            26             --          (1,730)        (290,393)
 .............................................................................................................................
 Net increase (decrease) in net assets resulting
   from operations                                      (2,260)         1,001            627            (555)        (234,997)
 .............................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                  --          7,533             --              --           19,023
 .............................................................................................................................
 Administrative fee                                         --             (2)            --              --           (6,396)
 .............................................................................................................................
 Cost of insurance and other fees                           --            (12)            --              --         (138,398)
 .............................................................................................................................
 Other activity                                             26           (256)           (16)              6              346
 .............................................................................................................................
 Net increase (decrease) in net assets resulting
   from unit transactions                                   26          7,263            (16)              6         (125,425)
 .............................................................................................................................
 Net increase (decrease) in net assets                  (2,234)         8,264            611            (549)        (360,422)
 .............................................................................................................................
NET ASSETS:
 Beginning of period                                     9,670         10,548         10,780          11,713        2,470,347
------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                          $7,436        $18,812        $11,391         $11,164       $2,109,925
------------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                 Fidelity VIP    Putnam VT       Putnam VT   Putnam VT
December 31, 2000                                    Fund III        International   Vista       Voyager
                                                     Growth          Growth          Investment  Investment
                                                     Opportunities   Investment      Division    Division
                                                     Investment      Division
                                                     Division
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                           $    67        $  2,195      $   (181)   $   (153)
 ..................................................
 Capital gains income                                       725          15,462           194       2,192
 ..................................................
 Net realized gain (loss) on security transactions           --           7,010            --          --
 ..................................................
 Net unrealized appreciation (depreciation) of
   investments during the period                         (2,892)        (45,234)       (3,259)     (6,707)
 ..................................................
 Net increase (decrease) in net assets resulting
   from operations                                       (2,100)        (20,567)       (3,246)     (4,668)
 ..................................................
UNIT TRANSACTIONS:
 Purchases                                                   --         148,306       119,934      92,241
 ..................................................
 Administrative fee                                          --            (284)          (85)        (61)
 ..................................................
 Cost of insurance and other fees                            --          (3,864)         (792)       (560)
 ..................................................
 Other activity                                              23            (269)       (1,842)     (1,044)
 ..................................................
 Net increase (decrease) in net assets resulting
   from unit transactions                                    23         143,889       117,215      90,576
 ..................................................
 Net increase (decrease) in net assets                   (2,077)        123,322       113,969      85,908
 ..................................................
NET ASSETS:
 Beginning of period                                     11,721         188,305        15,865      16,948
------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                          $ 9,644        $311,627      $129,834    $102,856
------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                One Group   One Group   One Group   One Group   One Group   One Group
December 31, 2000                                   Investment  Investment  Investment  Investment  Investment  Investment
                                                    Trust       Trust       Trust       Trust       Trust Mid   Trust
                                                    Bond        Large Cap   Diversified Diversified Cap Value   Government
                                                    Investment  Growth      Equity      Mid Cap     Investment  Bond
                                                    Division    Investment  Investment  Investment  Division    Investment
                                                                Division    Division    Division                Division
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 .........................................................................................................................
 Net investment income (loss)                        $   596    $ (5,444)    $   (25)   $   (587)   $    453     $   585
 .........................................................................................................................
 Capital gains income                                     --      45,838          --       3,053          16          --
 .........................................................................................................................
 Net realized gain (loss) on security transactions        --    (106,225)         --         776         868          --
 .........................................................................................................................
 Net unrealized appreciation (depreciation) of
   investments during the period                         608    (172,716)       (576)     32,750      24,482         539
 .........................................................................................................................
 Net increase (decrease) in net assets resulting
   from operations                                     1,204    (238,547)       (601)     35,992      25,819       1,124
 .........................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                             3,766     290,082       7,533     114,199      84,700       3,766
 .........................................................................................................................
 Administrative fee                                       (1)       (690)         (2)       (308)       (121)         (1)
 .........................................................................................................................
 Cost of insurance and other fees                         (6)     (9,860)        (12)     (4,424)     (1,630)         (6)
 .........................................................................................................................
 Other activity                                          (20)     71,883         (21)        378        (278)         (6)
 .........................................................................................................................
 Net increase (decrease) in net assets resulting
   from unit transactions                              3,739     351,415       7,498     109,845      82,671       3,753
 .........................................................................................................................
 Net increase (decrease) in net assets                 4,943     112,868       6,897     145,837     108,490       4,877
 .........................................................................................................................
NET ASSETS:
 Beginning of period                                  10,393     506,967      11,128     209,931      81,513       9,899
--------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                       $15,336    $619,835     $18,025    $355,768    $190,003     $14,776
--------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                One Group   One Group   One Group
December 31, 2000                                   Investment  Investment  Investment
                                                    Trust       Trust       Trust Mid
                                                    Balanced    Equity      Cap
                                                    Investment  Index       Growth
                                                    Division    Investment  Investment
                                                                Division    Division
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 .................................................
 Net investment income (loss)                       $  9,019    $  2,089     $  (133)
 .................................................
 Capital gains income                                      7       6,627         333
 .................................................
 Net realized gain (loss) on security transactions      (251)      5,388          --
 .................................................
 Net unrealized appreciation (depreciation) of
   investments during the period                     (32,481)    (73,389)         32
 .................................................
 Net increase (decrease) in net assets resulting
   from operations                                   (23,706)    (59,285)        232
 .................................................
UNIT TRANSACTIONS:
 Purchases                                           919,566     218,719      12,705
 .................................................
 Administrative fee                                   (1,550)       (572)        (42)
 .................................................
 Cost of insurance and other fees                    (38,032)     (8,263)       (447)
 .................................................
 Other activity                                       (1,766)        462         (87)
 .................................................
 Net increase (decrease) in net assets resulting
   from unit transactions                            878,218     210,346      12,129
 .................................................
 Net increase (decrease) in net assets               854,512     151,061      12,361
 .................................................
NET ASSETS:
 Beginning of period                                  10,155     432,081      11,853
--------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                      $864,667    $583,142     $24,214
--------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                              Fidelity    Fidelity    Fidelity    Fidelity    Fidelity     Fidelity VIP
December 31, 1999                                 VIP Fund    VIP Fund    VIP Fund    VIP Fund    VIP Fund     Fund III
                                                  High        Equity-     Money       II Asset    II Index     Growth
                                                  Income      Income      Market      Manager     500          Opportunities
                                                  Investment  Investment  Investment  Investment  Investment   Investment
                                                  Division    Division    Division    Division    Division     Division
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $  776      $   116     $   438     $   281    $    6,674      $    34
 ...........................................................................................................................
 Capital gains income                                  31          408          --         446        14,692          213
 ...........................................................................................................................
 Net realized gain (loss) on security
   transactions                                        --           --          --          --        28,458           --
 ...........................................................................................................................
 Net unrealized appreciation (depreciation) of
   investments during the period                     (141)         179          --         372       363,767          152
 ...........................................................................................................................
 Net increase (decrease) in net assets resulting
   from operations                                    666          703         438       1,099       413,591          399
 ...........................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                             --           --          --          --            --           --
 ...........................................................................................................................
 Cost of insurance and other fees                      --           --          --          --      (144,964)          --
 ...........................................................................................................................
 Other activity                                        (2)        (147)         26          (5)        4,345           (2)
 ...........................................................................................................................
 Net increase (decrease) in net assets resulting
   from unit transactions                              (2)        (147)         26          (5)     (140,619)          (2)
 ...........................................................................................................................
 Net increase (decrease) in net assets                668          556         464       1,094       272,972          397
 ...........................................................................................................................
NET ASSETS:
 Beginning of period                                9,002        9,992      10,316      10,619     2,197,375       11,324
----------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                     $9,670      $10,548     $10,780     $11,713    $2,470,347      $11,721
----------------------------------------------------------------------------------------------------------------------------

For the Period Ended                              Putnam VT       Putnam VT   Putnam VT
December 31, 1999                                 International   Vista       Voyager
                                                  Growth          Investment  Investment
                                                  Investment      Division    Division
                                                  Division

----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $   (299)      $   (75)    $   (68)
 ...............................................
 Capital gains income                                     --         1,164         984
 ...............................................
 Net realized gain (loss) on security
   transactions                                          241            --          --
 ...............................................
 Net unrealized appreciation (depreciation) of
   investments during the period                      48,684         4,346       5,275
 ...............................................
 Net increase (decrease) in net assets resulting
   from operations                                    48,626         5,435       6,191
 ...............................................
UNIT TRANSACTIONS:
 Purchases                                           127,382            --          --
 ...............................................
 Cost of insurance and other fees                     (1,282)           --          --
 ...............................................
 Other activity                                        3,705           (31)        (38)
 ...............................................
 Net increase (decrease) in net assets resulting
   from unit transactions                            129,805           (31)        (38)
 ...............................................
 Net increase (decrease) in net assets               178,431         5,404       6,153
 ...............................................
NET ASSETS:
 Beginning of period                                   9,874        10,461      10,795
----------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                      $188,305       $15,865     $16,948
----------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER

Statements of Changes In Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                One Group   One Group   One Group   One Group   One Group   One Group
December 31, 1999                                   Investment  Investment  Investment  Investment  Investment  Investment
                                                    Trust       Trust       Trust       Trust       Trust Mid   Trust
                                                    Bond        Large Cap   Diversified Diversified Cap Value   Government
                                                    Investment  Growth      Equity      Mid Cap     Investment  Bond
                                                    Division*   Investment  Investment  Investment  Division*   Investment
                                                                Division*   Division*   Division*               Division**
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $   529    $   (761)    $   (12)   $    (49)    $    83      $  241
 .........................................................................................................................
 Capital gains income                                     --      47,081       1,011      13,766          --          --
 .........................................................................................................................
 Net realized gain (loss) on security transactions        --          97          --          79          --          --
 .........................................................................................................................
 Net unrealized appreciation (depreciation) of
   investments during the period                        (758)     28,692        (129)      9,989       5,010        (341)
 .........................................................................................................................
 Net increase (decrease) in net assets resulting
   from operations                                      (229)     75,109         870      23,785       5,093        (100)
 .........................................................................................................................
UNIT TRANSACTIONS:
 Premiums                                                 --     417,710          --     177,707      68,224      10,000
 .........................................................................................................................
 Cost of insurance                                        --      (4,008)         --      (1,646)       (621)         --
 .........................................................................................................................
 Other activity                                            1       6,250          (5)        843         (91)         (1)
 .........................................................................................................................
 Net increase (decrease) in net assets resulting
   from unit transactions                                  1     419,952          (5)    176,904      67,512       9,999
 .........................................................................................................................
 Net increase (decrease) in net assets                  (228)    495,061         865     200,689      72,605       9,899
 .........................................................................................................................
NET ASSETS:
 Beginning of period                                  10,621      11,906      10,263       9,242       8,908          --
--------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                       $10,393    $506,967     $11,128    $209,931     $81,513      $9,899
--------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                One Group   One Group   One Group
December 31, 1999                                   Investment  Investment  Investment
                                                    Trust       Trust       Trust Mid
                                                    Balanced    Equity      Cap
                                                    Investment  Index       Growth
                                                    Division**  Investment  Investment
                                                                Division**  Division**
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $    97    $  1,268     $   (29)
 .................................................
 Capital gains income                                    163       5,255       1,365
 .................................................
 Net realized gain (loss) on security transactions        --         220          --
 .................................................
 Net unrealized appreciation (depreciation) of
   investments during the period                        (103)     41,777         522
 .................................................
 Net increase (decrease) in net assets resulting
   from operations                                       157      48,520       1,858
 .................................................
UNIT TRANSACTIONS:
 Premiums                                             10,000     381,220      10,000
 .................................................
 Cost of insurance                                        --      (3,501)         --
 .................................................
 Other activity                                           (2)      5,842          (5)
 .................................................
 Net increase (decrease) in net assets resulting
   from unit transactions                              9,998     383,561       9,995
 .................................................
 Net increase (decrease) in net assets                10,155     432,081      11,853
 .................................................
NET ASSETS:
 Beginning of period                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                       $10,155    $432,081     $11,853
--------------------------------------------------------------------------------------------------------------------------

 * Formerly Pegasus Bond Fund Division, Pegasus Growth Fund Division, Pegasus Growth and Value Fund Division, Pegasus Mid-Cap Opportunity Fund Division and Pegasus Intrinsic Value Fund Division, respectively. The effective date of the name change was May 1, 1999.

** From inception, May 11, 1999, to December 31, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER
Notes to Financial Statements
December 31, 2001

1.  ORGANIZATION:

ICMG Registered Variable Life Separate Account One, The One Provider (formerly Pegasus Provider) (the Account), is a component of ICMG Registered Variable Life Separate Account One, a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of eighteen Divisions. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life insurance policyowners of the Company in various mutual funds (the Funds), as directed by the policyowners.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares. Dividend income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2001.

C) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

D) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

E) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principals generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  ASSET TRANSFER:

On May 1, 1999, the shares of Pegasus Bond Fund Division, Pegasus Growth Fund Division, Pegasus Growth and Value Fund Division, Pegasus Mid-Cap Opportunity Fund Division, and Pegasus Intrinsic Value Fund Division were exchanged for shares of One Group Investment Trust Bond Investment Division, One Group Investment Trust Large Cap Growth Investment Division, One Group Investment Trust Diversified Equity Investment Division, One Group Investment Trust Diversified Mid Cap Investment Division, and One Group Investment Trust Mid Cap Value Investment Division respectively. As the exchange was dollar for dollar, no gains or losses were recognized by the Account.

4.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) COST OF INSURANCE -- In accordance with the terms of the policies, the Company assesses cost of insurance charges to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary. These charges are reflected as a component of unit transactions on the accompanying statements of changes in net assets.

B) MORTALITY AND EXPENSE RISK UNDERTAKINGS -- The Company, as issuer of variable life insurance policies, provides the mortality and expense undertakings and, with respect to the Account, receives an annual fee of up to 0.65% of the Account's average daily net assets. These charges are reflected as a component of operating expenses on the accompanying statements of operations.

C) ADMINISTRATIVE AND ISSUE CHARGES -- The Company assesses a monthly administrative charge to compensate the Company for administrative costs in connection with the policies. This charge covers the average expected cost for these services at a maximum of $10 per month. These charges are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

D) DEDUCTION OF OTHER FEES -- In accordance with the terms of the policies, the Company makes deductions for state premium taxes and other insurance charges which are generally between 0% and 4%. These charges are deducted through termination of units of interest from applicable policyowners' accounts and are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

5.  FINANCIAL HIGHLIGHTS:

The following is a summary of units, unit fair value, contract owners' equity, expense ratios and total return showing the minimum and maximum contract charges for which a series of each subaccount had units issued or outstanding during the reporting period.

                                                                                              INVESTMENT
                                                      UNIT         CONTRACT       EXPENSE       INCOME        TOTAL
                                       UNITS       FAIR VALUE   OWNERS' EQUITY     RATIO*       RATIO**     RETURN***
 ----------------------------------------------------------------------------------------------------------------------
 ICMG REGISTERED VARIABLE LIFE
  SEPARATE ACCOUNT ONE ONE
  PROVIDER
   INVESTMENTS IN FIDELITY
    VARIABLE INSURANCE PRODUCTS
    FUND:
   High Income Portfolio
     2001 Lowest contract charges       2,065       6.505243          13,434        0.63%         10.28%     (12.47)%
         Highest contract charges          --             --              --          --             --          --
         Remaining contract
         charges                           --             --              --          --             --          --
 ----------------------------------------------------------------------------------------------------------------------
   Equity-Income Portfolio
     2001 Lowest contract charges      12,587      10.702466         134,716        0.62%          0.76%      (5.70)%
         Highest contract charges          --             --              --          --             --          --
         Remaining contract
         charges                           --             --              --          --             --          --
 ----------------------------------------------------------------------------------------------------------------------
   Money Market Portfolio
     2001 Lowest contract charges      46,952      11.788373         553,486        0.54%          2.32%       3.49 %
         Highest contract charges          --             --              --          --             --          --
         Remaining contract
         charges                           --             --              --          --             --          --
 ----------------------------------------------------------------------------------------------------------------------
   INVESTMENTS IN FIDELITY
    VARIABLE INSURANCE PRODUCTS
    FUND II:
   Asset Manager Portfolio
     2001 Lowest contract charges       4,874      10.620873          51,763        0.63%          1.52%      (4.86)%
         Highest contract charges          --             --              --          --             --          --
         Remaining contract
         charges                           --             --              --          --             --          --
 ----------------------------------------------------------------------------------------------------------------------
   Index 500 Portfolio
     2001 Lowest contract charges     171,322      10.478392       1,795,175        0.64%          1.16%     (12.67)%
         Highest contract charges          --             --              --          --             --          --
         Remaining contract
         charges                           --             --              --          --             --          --
 ----------------------------------------------------------------------------------------------------------------------
   INVESTMENTS IN FIDELITY
    VARIABLE INSURANCE PRODUCTS
    FUND III:
   Growth Opportunities Portfolio
     2001 Lowest contract charges       4,544       8.198401          37,255        0.63%          0.09%     (14.99)%
         Highest contract charges          --             --              --          --             --          --
         Remaining contract
         charges                           --             --              --          --             --          --
 ----------------------------------------------------------------------------------------------------------------------
   INVESTMENTS IN PUTNAM VARIABLE
    TRUST:
   Putnam VT International Growth
    Fund
     2001 Lowest contract charges      35,691      11.126224         397,101        0.64%          0.25%     (21.13)%
         Highest contract charges          --             --              --          --             --          --
         Remaining contract
         charges                           --             --              --          --             --          --
 ----------------------------------------------------------------------------------------------------------------------
   Putnam VT Vista Fund
     2001 Lowest contract charges      15,826       9.987832         158,066        0.64%            --      (33.93)%
         Highest contract charges          --             --              --          --             --          --
         Remaining contract
         charges                           --             --              --          --             --          --
 ----------------------------------------------------------------------------------------------------------------------
   Putnam VT Voyager Fund
     2001 Lowest contract charges      16,773      10.833213         181,705        0.64%            --      (22.91)%
         Highest contract charges          --             --              --          --             --          --
         Remaining contract
         charges                           --             --              --          --             --          --
 ----------------------------------------------------------------------------------------------------------------------
   INVESTMENTS IN ONE GROUP
    INVESTMENT TRUST:
   Bond Portfolio
     2001 Lowest contract charges      38,086      12.540875         477,636        0.58%         15.94%       8.25 %
         Highest contract charges          --             --              --          --             --          --
         Remaining contract
         charges                           --             --              --          --             --          --
 ----------------------------------------------------------------------------------------------------------------------
   Large Cap Growth Portfolio
     2001 Lowest contract charges     100,643       8.995439         905,325        0.64%            --      (20.79)%
         Highest contract charges          --             --              --          --             --          --
         Remaining contract
         charges                           --             --              --          --             --          --
 ----------------------------------------------------------------------------------------------------------------------
   Diversified Equity Portfolio
     2001 Lowest contract charges       2,977       9.389656          27,951        0.63%          0.52%     (11.20)%
         Highest contract charges          --             --              --          --             --          --
         Remaining contract
         charges                           --             --              --          --             --          --
 ----------------------------------------------------------------------------------------------------------------------
   Diversified Mid Cap Portfolio
     2001 Lowest contract charges      45,283      11.481249         519,910        0.64%          0.24%      (4.65)%
         Highest contract charges          --             --              --          --             --          --
         Remaining contract
         charges                           --             --              --          --             --          --
 ----------------------------------------------------------------------------------------------------------------------
   Mid Cap Value Portfolio
     2001 Lowest contract charges      12,619      11.494657         145,046        0.64%          0.59%       4.12 %
         Highest contract charges          --             --              --          --             --          --
         Remaining contract
         charges                           --             --              --          --             --          --
 ----------------------------------------------------------------------------------------------------------------------
   Government Bond Portfolio
     2001 Lowest contract charges         912      11.715705          10,689        0.64%          5.51%       6.36 %
         Highest contract charges          --             --              --          --             --          --
         Remaining contract
         charges                           --             --              --          --             --          --
 ----------------------------------------------------------------------------------------------------------------------

                                                                                              INVESTMENT
                                                      UNIT         CONTRACT       EXPENSE       INCOME        TOTAL
                                       UNITS       FAIR VALUE   OWNERS' EQUITY     RATIO*       RATIO**     RETURN***
 ----------------------------------------------------------------------------------------------------------------------
   INVESTMENTS IN ONE GROUP
    INVESTMENT TRUST -- continued
   Balanced Portfolio
     2001 Lowest contract charges     192,254       9.825831       1,889,056        0.64%          2.94%      (4.19)%
         Highest contract charges          --             --              --          --             --          --
         Remaining contract
         charges                           --             --              --          --             --          --
 ----------------------------------------------------------------------------------------------------------------------
   Equity Index Portfolio
     2001 Lowest contract charges      81,021       8.358182         677,186        0.64%          0.84%     (12.91)%
         Highest contract charges          --             --              --          --             --          --
         Remaining contract
         charges                           --             --              --          --             --          --
 ----------------------------------------------------------------------------------------------------------------------
   Mid Cap Growth Portfolio
     2001 Lowest contract charges      25,223      11.058913         278,934        0.63%            --      (11.23)%
         Highest contract charges          --             --              --          --             --          --
         Remaining contract
         charges                           --             --              --          --             --          --
 ----------------------------------------------------------------------------------------------------------------------

 * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

WELLS FARGO NON-QUALIFIED SELECT-SM-
GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
100 CAMPUS DRIVE, SUITE 250
FLORHAM PARK, NJ 07932
TELEPHONE: (800) 854-3384                                     [LOGO]


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you enroll for coverage under the Wells Fargo NON-QUALIFIED SELECT-SM- group flexible premium variable life insurance policy. Please read it carefully.

The Wells Fargo NON-QUALIFIED SELECT-SM- group flexible premium variable life insurance policy is a contract issued by Hartford Life and Annuity Insurance Company to an employer, a trust sponsored by an employer or an employer sponsored program. We will issue you a certificate of insurance that describes your rights, benefits, obligations and options under the group policy, including your payment of premiums and our payment of a death benefit to your beneficiaries. Your certificate is:

x Flexible premium, because you have options when selecting the timing and amounts of your premium payments.

x Variable, because the value of your life insurance coverage may fluctuate with the performance of the underlying Portfolio(s).
--------------------------------------------------------------------------------

After you enroll, you allocate your payments to separate divisions of our separate account, known as Investment Divisions. The current Investment Divisions available are:



                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  AIM V.I. Diversified Income Investment Division             Series I of the AIM V.I. Diversified Income Fund
  AIM V.I. Global Utilities Investment Division               Series I of the AIM V.I. Global Utilities Fund
  AIM V.I. Growth Investment Division                         Series I of the AIM V.I. Growth Fund
  AIM V.I. Core Equity Investment Division                    Series I of the AIM V.I. Core Equity Fund
                                                              (formerly named "AIM V.I. Growth and Income Fund")
  AIM V.I. New Technology Investment Division                 Series I of the AIM V.I. New Technology Fund
  AIM V.I. Premier Equity Investment Division                 Series I of the AIM V.I. Premier Equity Fund
                                                              (formerly named "AIM V.I. Value Fund")
  American Century VP Balanced Investment Division            American Century VP Balanced Fund
  American Century VP International Investment Division       American Century VP International Fund
  Dreyfus Investment Portfolios -- Core Bond Investment       Initial shares of the Dreyfus Investment
  Division                                                    Portfolios -- Core Bond Portfolio
  Dreyfus Investment Portfolios -- Emerging Markets           Initial shares of the Dreyfus Investment
  Investment Division                                         Portfolios -- Emerging Markets Portfolio
  Dreyfus Variable Investment Fund -- Small Cap Investment    Initial shares of the Dreyfus Variable Investment
  Division                                                    Fund -- Small Cap Portfolio
  Fidelity Variable Insurance Products Asset                  Service Class 2 of the Asset
  Manager-Growth-Registered Trademark-Investment Division     Manager-Growth-Registered Trademark- Portfolio of
                                                              the Fidelity Variable Insurance Products
  Fidelity Variable Insurance Products Equity-Income          Service Class 2 of the Equity-Income Portfolio of
  Investment Division                                         the Fidelity Variable Insurance Products
  Fidelity Variable Insurance Products Growth Investment      Service Class 2 of the Growth Portfolio of the
  Division                                                    Fidelity Variable Insurance Products
  Fidelity Variable Insurance Products Index 500 Investment   Service Class 2 of the Index 500 Portfolio of the
  Division                                                    Fidelity Variable Insurance Products
  Hartford Capital Appreciation Investment Division           Class IA of Hartford Capital Appreciation HLS Fund
  Hartford Stock Investment Division                          Class IA of Hartford Stock HLS Fund
  Hartford Advisers Investment Division                       Class IA of Hartford Advisers HLS Fund


                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  Hartford Bond Investment Division                           Class IA of Hartford Bond HLS Fund
  Janus Aspen Aggressive Growth Investment Division           Service Shares of Aggressive Growth Portfolio of
                                                              the Janus Aspen Series
  Janus Aspen Balanced Investment Division                    Service Shares of the Balanced Portfolio of the
                                                              Janus Aspen Series
  Janus Aspen Growth and Income Investment Division           Service Shares of the Growth and Income Portfolio
                                                              of the Janus Aspen Series
  Janus Aspen International Growth Investment Division        Service Shares of the International Growth
                                                              Portfolio of the Janus Aspen Series
  Janus Aspen Worldwide Growth Investment Division            Service Shares of the Worldwide Growth Portfolio
                                                              of the Janus Aspen Series
  Janus Aspen Flexible Income Investment Division             Service Shares of the Flexible Income Portfolio of
                                                              the Janus Aspen Series
  MFS Emerging Growth Investment Division                     Initial Class of the MFS-Registered Trademark-
                                                              Emerging Growth Series of the MFS-Registered
                                                              Trademark- Variable Insurance Trust-SM-
  MFS Capital Opportunities Investment Division               Initial Class of the MFS-Registered Trademark-
                                                              Capital Opportunities Series of the MFS-Registered
                                                              Trademark- Variable Insurance Trust-SM-
  MFS Utilities Investment Division                           Initial Class of the MFS-Registered Trademark-
                                                              Utilities Series of the MFS-Registered Trademark-
                                                              Variable Insurance Trust-SM-
  MFS High Income Investment Division                         Initial Class of the MFS-Registered Trademark-
                                                              High Income Series of the MFS-Registered
                                                              Trademark-Variable Insurance Trust-SM-
  MFS Strategic Income Investment Division                    Initial Class of the MFS-Registered Trademark-
                                                              Strategic Income Series of the MFS-Registered
                                                              Trademark- Variable Insurance Trust-SM- (formerly
                                                              named "MFS-Registered Trademark- Global
                                                              Governments Series")
  Wells Fargo Variable Trust Asset Allocation Investment      Wells Fargo Variable Trust Asset Allocation Fund
  Division
  Wells Fargo Variable Trust Corporate Bond Investment        Wells Fargo Variable Trust Corporate Bond Fund
  Division
  Wells Fargo Variable Trust Equity Income Investment         Wells Fargo Variable Trust Equity Income Fund
  Division
  Wells Fargo Variable Trust Equity Value Investment          Wells Fargo Variable Trust Equity Value Fund
  Division
  Wells Fargo Variable Trust Growth Investment Division       Wells Fargo Variable Trust Growth Fund
  Wells Fargo Variable Trust Large Company Growth Investment  Wells Fargo Variable Trust Large Company Growth
  Division                                                    Fund
  Wells Fargo Variable Trust Money Market Investment          Wells Fargo Variable Trust Money Market Fund
  Division
  Wells Fargo Variable Trust Small Cap Growth Investment      Wells Fargo Variable Trust Small Cap Growth Fund
  Division


If you decide to enroll for coverage under this group life insurance policy, you should keep this Prospectus for your records.

The Hartford and Wells Fargo prospectuses included in this Wells Fargo NON-QUALIFIED SELECT-SM- Prospectus contain information relating to all of the Funds they offer. Not all of the Funds in the Hartford and Wells Fargo prospectuses are available to you. Please review this Wells Fargo NON-QUALIFIED SELECT-SM- product prospectus for details regarding available Funds.

Although we file this Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2002

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     5
----------------------------------------------------------------------
  Benefits of Your Policy                                         5
----------------------------------------------------------------------
  What Does Your Premium Pay For?                                 5
----------------------------------------------------------------------
  Risks of Your Policy                                            5
----------------------------------------------------------------------
FEE TABLES                                                        6
----------------------------------------------------------------------
ABOUT US                                                         10
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                    10
----------------------------------------------------------------------
  ICMG Registered Variable Life Separate Account One             10
----------------------------------------------------------------------
  The Funds                                                      10
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           12
----------------------------------------------------------------------
  Deductions from Premium                                        12
----------------------------------------------------------------------
  Deductions from Investment Value                               12
----------------------------------------------------------------------
YOUR CERTIFICATE                                                 13
----------------------------------------------------------------------
  Ownership Rights                                               13
----------------------------------------------------------------------
  Beneficiary                                                    13
----------------------------------------------------------------------
  Assignment                                                     13
----------------------------------------------------------------------
  Statements                                                     13
----------------------------------------------------------------------
  Issuance of Your Certificate                                   13
----------------------------------------------------------------------
  Right to Examine the Certificate                               13
----------------------------------------------------------------------
PREMIUMS                                                         14
----------------------------------------------------------------------
  Premium Payment Flexibility                                    14
----------------------------------------------------------------------
  Allocation of Premium Payments                                 14
----------------------------------------------------------------------
  Accumulation Units                                             14
----------------------------------------------------------------------
  Accumulation Unit Values                                       15
----------------------------------------------------------------------
  Premium Limitation                                             15
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 15
----------------------------------------------------------------------
  Values Under the Certificate                                   15
----------------------------------------------------------------------
  Death Benefits                                                 15
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM THE CERTIFICATE                          17
----------------------------------------------------------------------
  Surrender                                                      17
----------------------------------------------------------------------
  Partial Withdrawals                                            17
----------------------------------------------------------------------
TRANSFERS AMONG INVESTMENT DIVISIONS                             17
----------------------------------------------------------------------
  Amount and Frequency of Transfers                              17
----------------------------------------------------------------------
  Transfers to or from Investment Divisions                      17
----------------------------------------------------------------------
  Asset Rebalancing                                              18
----------------------------------------------------------------------
  Dollar Cost Averaging                                          18
----------------------------------------------------------------------
  Processing of Transactions                                     18
----------------------------------------------------------------------
LOANS                                                            18
----------------------------------------------------------------------
  Loan Interest                                                  18
----------------------------------------------------------------------
  Credited Interest                                              19
----------------------------------------------------------------------
  Loan Repayments                                                19
----------------------------------------------------------------------
  Termination Due to Excessive Debt                              19
----------------------------------------------------------------------
  Effect of Loans on Investment Value                            19
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                PAGE
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          19
----------------------------------------------------------------------
  Lapse and Grace Period                                         19
----------------------------------------------------------------------
  Reinstatement                                                  19
----------------------------------------------------------------------
TERMINATION OF POLICY                                            20
----------------------------------------------------------------------
CONTRACT LIMITATIONS                                             20
----------------------------------------------------------------------
  Partial Withdrawals                                            20
----------------------------------------------------------------------
  Transfers of Account Value                                     20
----------------------------------------------------------------------
  Face Amount Increases or Decreases                             20
----------------------------------------------------------------------
  Valuation of Payments and Transfers                            20
----------------------------------------------------------------------
  Deferral of Payments                                           20
----------------------------------------------------------------------
CHANGES TO CONTRACT OR SEPARATE ACCOUNT                          20
----------------------------------------------------------------------
  Modification of Policy                                         20
----------------------------------------------------------------------
  Substitution of Funds                                          20
----------------------------------------------------------------------
  Change in Operation of the Separate Account                    20
----------------------------------------------------------------------
  Separate Account Taxes                                         20
----------------------------------------------------------------------
SUPPLEMENTAL BENEFITS                                            21
----------------------------------------------------------------------
  Maturity Date Extension Rider                                  21
----------------------------------------------------------------------
OTHER MATTERS                                                    21
----------------------------------------------------------------------
  Reduced Charges for Eligible Groups                            21
----------------------------------------------------------------------
  Our Rights                                                     21
----------------------------------------------------------------------
  Limit on Right to Contest                                      21
----------------------------------------------------------------------
  Misstatement as to Age or Sex                                  21
----------------------------------------------------------------------
  Assignment                                                     21
----------------------------------------------------------------------
  Dividends                                                      21
----------------------------------------------------------------------
TAXES                                                            22
----------------------------------------------------------------------
  General                                                        22
----------------------------------------------------------------------
  Taxation of Hartford and the Separate Account                  22
----------------------------------------------------------------------
  Income Taxation of Certificate Benefits -- Generally           22
----------------------------------------------------------------------
  Modified Endowment Contracts                                   22
----------------------------------------------------------------------
  Diversification Requirements                                   23
----------------------------------------------------------------------
  Ownership of the Assets in the Separate Account                23
----------------------------------------------------------------------
  Tax Deferral During Accumulation Period                        23
----------------------------------------------------------------------
  Federal Income Tax Withholding                                 24
----------------------------------------------------------------------
  Generation Skipping Transfer Tax                               24
----------------------------------------------------------------------
  Economic Growth and Tax Relief Reconciliation Act of 2001      24
----------------------------------------------------------------------
  Split-Dollar Life Insurance Arrangements                       24
----------------------------------------------------------------------
  Life Insurance Purchases by Nonresident Aliens and Foreign
   Corporations                                                  24
----------------------------------------------------------------------
  Non-Individual Ownership of Policies                           24
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  25
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                25
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        26
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              27
----------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- We designed the policy to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- We will pay a death benefit to your beneficiary if the Insured dies while the Certificate is in force. You select one of two death benefit options. These options are:

 -  Option A -- Under Option A the death benefit is equal to the larger of:

   - The Face Amount; and

   - The Variable Insurance Amount.

 -  Option B -- Under Option B the death benefit is equal to the larger of:

   - The Face Amount plus the Cash Value; and

   - The Variable Insurance Amount.

We reduce the death benefit by any money you owe us, such as outstanding Loans or Loan interest. You may change your death benefit option under certain circumstances. You may also increase or decrease the Face Amount on your Certificate under certain circumstances.

INVESTMENT OPTIONS -- You may invest in up to 20 different Investment Divisions, from a choice of 38 Investment Divisions available under your Certificate. You may transfer money among the Investment Divisions, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose when and in what amounts you pay premiums.

RIGHT TO EXAMINE YOUR CERTIFICATE -- For 10 days after you receive your Certificate, you may cancel it without paying a sales charge. Some states provide a longer examination period.

WITHDRAWALS -- You may withdraw all or part of amounts available under your Certificate, subject to certain limitations.

LOANS -- You may take a Loan under the Certificate. The Certificate secures the Loan.

PAYMENT OPTIONS -- Your beneficiary may choose to receive the proceeds due under the Certificate,

- in a lump sum; or

- over a period of time by using one of several payment options.

DOLLAR COST AVERAGING -- You may elect to allocate your Net Premiums among the Investment Divisions using the dollar cost averaging option program. The main objective of this program is to minimize the impact of short-term price fluctuations to allow you to take advantage of market fluctuations.

ASSET REBALANCING -- You may elect to have us automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you selected ("Asset Rebalancing"). The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

WHAT DOES YOUR PREMIUM PAY FOR?

Your premium payment does three things: (1) it pays for insurance coverage;
(2) it acts as an investment in the Investment Divisions; and (3) it pays for sales loads and other charges.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your Certificate will fluctuate with the performance of its Investment Divisions. Your investment options may decline in value, or they may not perform to your expectations. We do not guarantee your Investment Value in the Investment Divisions.

TERMINATION --

- CERTIFICATE -- Your Certificate could terminate if the Cash Surrender Value becomes too low to pay the charges due under the Certificate. If this occurs, Hartford will notify you in writing. You will then have sixty-one (61) days to pay additional amounts to prevent the Certificate from terminating.

- POLICY -- Hartford or the employer may terminate participation in the Policy. The party terminating the Policy must provide you with a notice of the termination, at your last known address, at least fifteen (15) days prior to the date of termination.

PARTIAL WITHDRAWAL LIMITATIONS -- We limit you to twelve (12) partial withdrawals per Coverage Year. These withdrawals will reduce your Cash Surrender Value, may reduce your death benefit, and may be subject to a processing charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among the Investment Divisions.

LOANS -- Taking a Loan under your Certificate may increase the risk that your Certificate will lapse, may have a permanent effect on your Investment Value, and may reduce the Death Proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any Loans, withdrawals or other amounts under the Certificate. You may also be subject to a 10% penalty tax.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the MAXIMUM fees and expenses that you will pay under the Certificate.

MAXIMUM TRANSACTION FEES


       CHARGE           WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED            CERTIFICATES FROM WHICH CHARGE IS DEDUCTED
-------------------------------------------------------------------------------------------------------------------------------
Sales Charge (1)        When you pay premium.     9% of any premium paid for                        All
                                                  Coverage Years 1 through 7, and
                                                  7% of any premium paid in
                                                  Coverage Years 8 and later.
-------------------------------------------------------------------------------------------------------------------------------
Premium Tax Charge      When you pay premium.     Generally, between 0% and 4% of                   All
                                                  any premium you pay. The
                                                  percentage we deduct will vary
                                                  by locale depending on the tax
                                                  rates in effect there.
-------------------------------------------------------------------------------------------------------------------------------
Deferred Acquisition    When you pay premium.     1.25% of each premium you pay.                    All
Cost Tax Charge                                   We will adjust the charge based
                                                  on changes in the applicable tax
                                                  law.
-------------------------------------------------------------------------------------------------------------------------------
Transfer Fees           When you make a           $50 per transfer.                  Those Certificates with more than 12
                        transfer after the 12th                                      transfers per Contract Year.
                        transfer in any
                        Coverage Year.
-------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal      When you take a           $25 per partial withdrawal.        Those Certificates where a partial
Fee                     withdrawal.                                                  withdrawal is made.

(1) The current front end sales load charged is:
  6.75% of any premium paid for Coverage Years 1 through 7, and 4.75% of any premium paid in Coverage Years 8 and later.

The next table describes the MAXIMUM fees and expenses that you will pay periodically, not including Fund fees and expenses.

MAXIMUM ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES

       CHARGE                WHEN CHARGE IS DEDUCTED                  AMOUNT DEDUCTED
-----------------------------------------------------------------------------------------------
Cost of Insurance       Monthly.                             The charge is the cost of
Charges                                                      insurance rate times the net
                                                             amount at risk. The cost of
                                                             insurance rates depend on issue
                                                             age, sex, insurance class and
                                                             substandard rating.
                                                             The monthly cost of insurance
                                                             charge ranges from $0.084 per
                                                             $1,000 to $85.527 per $1,000.
-----------------------------------------------------------------------------------------------
Mortality and Expense   Daily.                               On an annual basis, .65% of the
Risk Charge                                                  value of each Investment
                                                             Division's assets.
-----------------------------------------------------------------------------------------------
Administrative Charge   Monthly.                             $10 per Coverage Month.
-----------------------------------------------------------------------------------------------
Rider Charges           Monthly.                             Individualized based on optional
                                                             rider selected.

       CHARGE          CERTIFICATES FROM WHICH CHARGE IS DEDUCTED
---------------------
Cost of Insurance                       All
Charges
---------------------
Mortality and Expense                   All
Risk Charge
---------------------
Administrative Charge                   All
---------------------
Rider Charges          Only those Certificates with benefits
                       provided by rider.


The next table describes the Fund fees and expenses that you will pay periodically. The table shows the annual fees and expenses charged by the Funds for the year ended December 31, 2001. The prospectus for each Fund contains more detail concerning each Fund's fees and expenses.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

                         Annual Fund Operating Expenses
                       as of Each Fund's Fiscal Year End
                        (as a percentage of net assets)


                                                                                             OTHER     TOTAL OPERATING
                                                              MANAGEMENT FEE   12B-1 FEES   EXPENSES     EXPENSES(1)
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund: Series I                         0.60%           N/A       0.33%          0.93%
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund: Series I                           0.65%           N/A       0.42%          1.07%
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund: Series I                                     0.62%           N/A       0.26%          0.88%
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund: Series I (formerly named "AIM
  V.I. Growth and Income Fund")                                    0.61%           N/A       0.21%          0.82%
----------------------------------------------------------------------------------------------------------------------
AIM V.I. New Technology Fund: Series I (2)                         1.00%           N/A       0.49%          1.49%
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund: Series I (formerly named "AIM
  V.I. Value Fund")                                                0.60%           N/A       0.25%          0.85%
----------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund (3)                              0.90%           N/A       0.00%          0.90%
----------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (3)                         1.26%           N/A       0.00%          1.26%
----------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios -- Core Bond Portfolio:
  Initial Shares (4)(5)                                            0.60%           N/A       0.20%          0.80%
----------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios -- Emerging Markets Portfolio:
  Initial Shares (4)(6)                                            1.25%           N/A       0.75%          2.00%
----------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund -- Small Cap Portfolio:
  Initial Shares (4)                                               0.75%           N/A       0.03%          0.78%
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Asset Manager
  Growth-Registered Trademark- Portfolio -- Service Class 2
  (7)                                                              0.58%          0.25%      0.17%          1.00%
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Equity-Income Portfolio
  -- Service Class 2 (7)                                           0.48%          0.25%      0.11%          0.84%
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Growth Portfolio --
  Service
  Class 2 (7)                                                      0.58%          0.25%      0.10%          0.93%
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Index 500 Portfolio --
  Service
  Class 2 (8)                                                      0.24%          0.25%      0.12%          0.61%
----------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund -- Class IA                 0.63%           N/A       0.05%          0.68%
----------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund -- Class IA                                0.46%           N/A       0.03%          0.49%
----------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund -- Class IA                             0.63%           N/A       0.03%          0.66%
----------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund -- Class IA                                 0.48%           N/A       0.03%          0.51%
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio -- Service Shares
  (9)                                                              0.65%          0.25%      0.02%          0.92%
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio -- Service Shares (9)               0.65%          0.25%      0.01%          0.91%
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio -- Service Shares
  (9)                                                              0.65%          0.25%      0.05%          0.95%
----------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio -- Service Shares
  (9)                                                              0.65%          0.25%      0.06%          0.96%
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio -- Service Shares (9)       0.65%          0.25%      0.04%          0.94%
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio -- Service Shares (9)        0.64%          0.25%      0.02%          0.91%
----------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series -- Initial Class (10)                   0.75%           N/A       0.12%          0.87%
----------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series -- Initial Class (10)(11)         0.75%           N/A       0.16%          0.91%
----------------------------------------------------------------------------------------------------------------------
MFS Utilities Series -- Initial Class (10)                         0.75%           N/A       0.18%          0.93%
----------------------------------------------------------------------------------------------------------------------
MFS High Income Series -- Initial Class (10)(11)                   0.75%           N/A       0.16%          0.91%
----------------------------------------------------------------------------------------------------------------------
MFS Strategic Income Series -- Initial Class (formerly named
  "MFS Global Governments Series") (10)(11)                        0.75%           N/A       0.17%          0.92%
----------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Asset Allocation Fund (12)              0.49%          0.25%      0.26%          1.00%
----------------------------------------------------------------------------------------------------------------------

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                             OTHER     TOTAL OPERATING
                                                              MANAGEMENT FEE   12B-1 FEES   EXPENSES     EXPENSES(1)
----------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Corporate Bond Fund (12)                0.21%          0.25%      0.44%          0.90%
----------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Equity Income Fund (12)                 0.32%          0.25%      0.43%          1.00%
----------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Equity Value Fund (12)                  0.39%          0.25%      0.36%          1.00%
----------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Growth Fund (12)                        0.28%          0.25%      0.47%          1.00%
----------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Large Company Growth Fund (12)          0.54%          0.25%      0.21%          1.00%
----------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Money Market Fund (12)                  0.27%          0.25%      0.33%          0.85%
----------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Small Cap Growth Fund (12)              0.63%          0.25%      0.32%          1.20%
----------------------------------------------------------------------------------------------------------------------



(1) "Management Fee" generally represents the fee paid to the investment adviser or its affiliate for investment and administrative services provided. "Other Expenses" are operating expenses (other than management fees) deducted from the Portfolios, including legal, accounting and custodian fees. For a complete description of the nature of the services provided in consideration of the operating expenses deducted, please see the Fund prospectuses.



(2) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as the fund's assets increase.



(3) The Fund's advisor has contractually agreed, until July 30, 2002, to waive advisory fees or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%.



(4) These expenses are for the year ended December 31, 2001. Actual future expenses of the portfolio may be greater or less than those shown in the fund expense chart.



(5) The Dreyfus Corporation has agreed, until December 31, 2002, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses of the initial share class (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses, and commitment fees on borrowings) do not exceed 0.80%. Without such waivers, the Management Fee, Other Expenses and Total Operating Expenses would be as follows:



                                                                                  OTHER     TOTAL OPERATING
                                                   MANAGEMENT FEE   12B-1 FEES   EXPENSES      EXPENSES
-----------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios -- Core Bond
  Portfolio: Initial Shares                             0.60%          N/A        1.30%          1.90%
-----------------------------------------------------------------------------------------------------------



(6) The Dreyfus Corporation has agreed, until December 31, 2002, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses of the initial share class (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses, and commitment fees on borrowings) do not exceed 2.00%. Without such waivers, the Management Fee, Other Expenses and Total Operating Expenses would be as follows:



                                                                                  OTHER     TOTAL OPERATING
                                                   MANAGEMENT FEE   12B-1 FEES   EXPENSES      EXPENSES
-----------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios -- Emerging Markets
  Portfolio: Initial Shares                             1.25%          N/A        2.61%          3.86%
-----------------------------------------------------------------------------------------------------------



(7) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.



(8) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.53%. This arrangement can be discontinued by the fund's manager at any time. Including this reimbursement, the management fee, other expenses and total annual expenses in 2001 were:



                                                                                  OTHER     TOTAL OPERATING
                                                   MANAGEMENT FEE   12B-1 FEES   EXPENSES      EXPENSES
-----------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Index 500
  Portfolio -- Service Class 2                          0.24%         0.25%       0.04%          0.53%
-----------------------------------------------------------------------------------------------------------



(9) Expenses are based upon expenses for the fiscal year ended December 31, 2001. All expenses are shown without the effect of any expense offset arrangement.



(10) Each Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent. Each Series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Series' expenses. "Other Expenses" do not take into account the expense reductions, and are therefore higher than the actual expenses of the Series which were:

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------


                                                                                  OTHER     TOTAL OPERATING
                                                   MANAGEMENT FEE   12B-1 FEES   EXPENSES      EXPENSES
-----------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series -- Initial Class             0.75%          N/A        0.11%          0.86%
-----------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series -- Initial Class       0.75%          N/A        0.15%          0.90%
-----------------------------------------------------------------------------------------------------------
MFS Utilities Series -- Initial Class                   0.75%          N/A        0.17%          0.92%
-----------------------------------------------------------------------------------------------------------
MFS High Income Series -- Initial Class                 0.75%          N/A        0.15%          0.90%
-----------------------------------------------------------------------------------------------------------
MFS Strategic Income Series -- Initial Class            0.75%          N/A        0.15%          0.90%
-----------------------------------------------------------------------------------------------------------



(11) MFS has contractually agreed through at least May 1, 2003, to bear expenses for these Series so that "Other Expenses" will not exceed 0.15% of the average daily net assets of the Series during the current fiscal year. Without this waiver the following would have been deducted:



                                                                                  OTHER     TOTAL OPERATING
                                                   MANAGEMENT FEE   12B-1 FEES   EXPENSES      EXPENSES
-----------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series -- Initial Class       0.75%          N/A        0.21%          0.96%
-----------------------------------------------------------------------------------------------------------
MFS High Income Series -- Initial Class                 0.75%          N/A        0.26%          1.01%
-----------------------------------------------------------------------------------------------------------
MFS Strategic Income Series -- Initial Class            0.75%          N/A        0.37%          1.12%
-----------------------------------------------------------------------------------------------------------



(12) Amounts above represent expenses based on historical data from 2001 with the exception of the Asset Allocation Fund, Large Company Growth Fund, Money Market Fund, and Small Cap Growth Fund which are based on estimated expenses for 2002. The Advisor has contractually undertaken to waive its fee and to reimburse the funds for certain expenses through April 30, 2003. Without such an arrangement the management fees and total expenses would have been as follows:



                                                                                  OTHER     TOTAL OPERATING
                                                   MANAGEMENT FEE   12B-1 FEES   EXPENSES      EXPENSES
-----------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Asset Allocation Fund        0.55%         0.25%       0.26%          1.06%
-----------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Corporate Bond Fund          0.45%         0.25%       0.44%          1.14%
-----------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Equity Income Fund           0.55%         0.25%       0.43%          1.23%
-----------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Equity Value Fund            0.55%         0.25%       0.36%          1.16%
-----------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Growth Fund                  0.55%         0.25%       0.47%          1.27%
-----------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Large Company Growth
  Fund                                                  0.55%         0.25%       0.21%          1.01%
-----------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Money Market Fund            0.40%         0.25%       0.33%          0.98%
-----------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Small Cap Growth Fund        0.75%         0.25%       0.32%          1.32%
-----------------------------------------------------------------------------------------------------------

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.              9/26/01         A+      Financial strength
--------------------------------------------------------------------------------
 Standard & Poor's          9/20/01        AA       Financial security
                                                    characteristics
--------------------------------------------------------------------------------
 Fitch                      9/21/01        AA+      Claims paying ability
--------------------------------------------------------------------------------


ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

The Investment Divisions are separate divisions of our separate account, called ICMG Registered Variable Life Separate Account One (the "Separate Account"). The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of our other assets. We use our other assets to pay our insurance obligations under the Policy. We hold your assets in the Separate Account exclusively for your benefit and we may not use them for any other liability of ours. We established the Separate Account on October 9, 1995 under the laws of Connecticut.

The Separate Account has 38 Investment Divisions dedicated to the Policies. Each of these Investment Divisions invests solely in a corresponding Portfolio of the Funds. You choose the Investment Divisions that meet your investment style. We may establish additional Investment Divisions at our discretion. The Separate Account may include other Investment Divisions that will not be available under the Policy.

THE FUNDS

The Funds sell shares of the Portfolios to the Separate Account. The Portfolios are set up exclusively for variable annuity and variable life insurance products. The Portfolios are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. However, they may have similar investment strategies and the same portfolio managers as retail mutual funds.

We do not guarantee the investment results of any of the Portfolios. Since each Portfolio has different investment objectives, each is subject to different risks. The prospectuses for the Funds and the Funds' Statement of Additional Information describe these risks and the Portfolio's expenses. We have included the Funds' prospectuses in this Prospectus.

The following Portfolios are available under your Certificate:


AIM V.I. DIVERSIFIED INCOME FUND: SERIES I -- Seeks to achieve a high level of current income.



AIM V.I. GLOBAL UTILITIES FUND: SERIES I -- Seeks high total return.



AIM V.I. GROWTH FUND: SERIES I -- Seeks growth of capital.



AIM V.I. CORE EQUITY FUND (FORMERLY NAMED "AIM V.I. GROWTH AND INCOME FUND"):
SERIES I -- Seeks growth of capital with a secondary objective of current income.



AIM V.I. NEW TECHNOLOGY FUND: SERIES I -- Seeks long-term growth of capital.



AIM V.I. PREMIER EQUITY FUND (FORMERLY NAMED "AIM V.I. VALUE FUND"): SERIES I -- Seeks long-term growth of capital. Income is a secondary objective.



AMERICAN CENTURY VP BALANCED FUND -- Seeks long-term growth and current income by investing in equity securities, bonds and other fixed-income securities.



AMERICAN CENTURY VP INTERNATIONAL FUND -- Seeks capital growth.



DREYFUS INVESTMENT PORTFOLIOS -- CORE BOND PORTFOLIO: INITIAL SHARES -- Seeks to maximize total return through capital appreciation and current income. To pursue this goal, the portfolio invests at least 80% of its assets in bonds.



DREYFUS INVESTMENT PORTFOLIOS -- EMERGING MARKETS PORTFOLIO: INITIAL
SHARES -- Seeks long-term capital growth. To pursue this goal, the portfolio invests at least 80% of its assets in the stocks of companies organized, or with a majority of its assets or business, in emerging market countries.



DREYFUS VARIABLE INVESTMENT FUND -- SMALL CAP PORTFOLIO: INITIAL SHARES -- Seeks to maximize capital appreciation. To pursue this goal, the portfolio invests at least 80% of its assets in the stocks of small-cap companies. Small-cap companies are those with market capitalizations of less than $2 billion at the time of purchase.



FIDELITY VARIABLE INSURANCE PRODUCTS ASSET MANAGER-GROWTH-REGISTERED TRADEMARK-
PORTFOLIO: SERVICE CLASS 2 -- Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.



FIDELITY VARIABLE INSURANCE PRODUCTS EQUITY-INCOME PORTFOLIO: SERVICE CLASS 2 -- Seeks reasonable income. The Fund will also consider the potential for capital appreciation.



FIDELITY VARIABLE INSURANCE PRODUCTS GROWTH PORTFOLIO: SERVICE CLASS 2 -- Seeks to achieve capital appreciation.



FIDELITY VARIABLE INSURANCE PRODUCTS INDEX 500 PORTFOLIO: SERVICE CLASS 2 -- Seeks investment results that correspond

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to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500SM Index.



HARTFORD CAPITAL APPRECIATION HLS FUND: CLASS IA -- Seeks growth of capital by investing primarily in stocks selected solely on the basis of potential for capital appreciation.



HARTFORD STOCK HLS FUND: CLASS IA -- Seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks.



HARTFORD ADVISERS HLS FUND: CLASS IA -- Seeks maximum long-term total return.



HARTFORD BOND HLS FUND: CLASS IA -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities.



JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital. This Portfolio is non-diversified and normally invests at least 50% of its equity assets in medium-sized companies.



JANUS ASPEN BALANCED PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital, consistent with the preservation of capital and balanced by current income.



JANUS ASPEN GROWTH AND INCOME PORTFOLIO: SERVICE SHARES -- Seeks long-term capital growth and current income.



JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital by investing primarily in stocks of foreign issuers.



JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital in a manner consistent with the preservation of capital. This Portfolio invests primarily in stocks of foreign and domestic issuers.



JANUS ASPEN FLEXIBLE INCOME PORTFOLIO: SERVICE SHARES -- Seeks to obtain maximum total return, consistent with the preservation of capital.



MFS EMERGING GROWTH SERIES: INITIAL CLASS -- Seeks to provide long-term growth of capital.



MFS CAPITAL OPPORTUNITIES SERIES: INITIAL CLASS  -- Seeks capital appreciation.



MFS UTILITIES SERIES: INITIAL CLASS -- Seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).



MFS HIGH INCOME SERIES: INITIAL CLASS -- Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.



MFS STRATEGIC INCOME SERIES (FORMERLY NAMED "MFS GLOBAL GOVERNMENTS SERIES"):
INITIAL CLASS  -- Seeks to provide income and capital appreciation.



WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND -- Seeks long-term total return, consistent with reasonable risk.



WELLS FARGO VARIABLE TRUST CORPORATE BOND FUND -- Seeks a high level of current income consistent with reasonable risk.



WELLS FARGO VARIABLE TRUST EQUITY INCOME FUND -- Seeks long-term capital appreciation and above-average dividend income.



WELLS FARGO VARIABLE TRUST EQUITY VALUE FUND -- Seeks long-term capital appreciation.



WELLS FARGO VARIABLE TRUST GROWTH FUND -- Seeks long-term capital appreciation.



WELLS FARGO VARIABLE TRUST LARGE COMPANY GROWTH FUND -- Seeks long-term capital appreciation.



WELLS FARGO VARIABLE TRUST MONEY MARKET FUND -- Seeks current income, while preserving capital and liquidity.



WELLS FARGO VARIABLE TRUST SMALL CAP GROWTH FUND -- Seeks long-term capital appreciation.



INVESTMENT ADVISERS -- The AIM Variable Insurance Funds are managed by A I M Advisors, Inc. The American Century VP Funds are managed by American Century Investment Management, Inc. The Dreyfus Investment Portfolios and the Dreyfus Variable Investment Fund are managed by The Dreyfus Corporation. Fidelity Variable Insurance Products are managed by Fidelity Management & Research Company. Hartford Capital Appreciation HLS Fund, Inc., Hartford Stock HLS Fund, Inc., Hartford Advisers HLS Fund, Inc. and Hartford Bond HLS Fund, Inc. are collectively the "Hartford Funds" and are managed by HL Investment Advisors, LLC. Wellington Management Company, LLP and Hartford Investment Management Company serve as sub-investment advisors. Janus Aspen Series is managed by Janus Capital Corporation. The MFS-Registered Trademark- Variable Insurance Trust is managed by Massachusetts Financial Services Company. The Wells Fargo Variable Trust Funds are managed by Wells Fargo Bank, N.A. Wells Capital Management Incorporated is the sub-advisor for the Funds (except the Wells Fargo Variable Trust Large Company Growth Fund). Peregrine Capital Management, Inc. is the sub-advisor for the Wells Fargo Variable Trust Large Company Growth Fund.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We will notify you of shareholder's meetings of the Funds purchased by those Investment Divisions you have invested in. We will send you proxy materials and instructions for
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12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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you to vote the shares held for your benefit by those Investment Divisions. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Policy may be voted. After we begin to make payouts to you, the number of votes you have will decrease.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

DEDUCTIONS FROM PREMIUM

We deduct a percentage of your premium payment for a front-end sales load, a premium tax charge and the deferred acquisition cost ("DAC") tax charge before we allocate it to the Investment Divisions. The amount of each premium we allocate to the Investment Divisions is your net premium ("Net Premium").

FRONT-END SALES LOAD -- The current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end sales load is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later. Front-end sales loads cover expenses related to the sale and distribution of the Certificates.

PREMIUM TAX CHARGE -- We deduct a tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of this charge, generally, is between 0% and 4%.

DAC TAX CHARGE -- We deduct 1.25% of each premium to cover a federal premium tax assessed against us. This charge is reasonable in relation to our federal income tax burden, under Section 848 of the Internal Revenue Code of 1986 ("the Code"), resulting from the receipt of premiums. We will adjust this charge based on changes in the applicable tax law.

DEDUCTIONS FROM INVESTMENT VALUE

MONTHLY DEDUCTION AMOUNT -- Each month we will deduct an amount from your Investment Value to pay for the benefits provided under the Certificate. We call this amount the Monthly Deduction Amount and it equals the sum of:

(a) the administrative expense charge;

(b) the cost of insurance charge;

(c) the charges for additional benefits provided by rider, if any.

The Monthly Deduction Amount will vary from month to month.

Following is an explanation of the administrative expense charge and the charges for cost of insurance and rider benefits.

(a) Administrative Expense Charge -- We will assess a monthly administrative charge to compensate us for administrative costs in connection with the Certificates. We will initially charge $5 per Coverage Month and we guarantee that the charge will never exceed $10.00 per Coverage Month.

(b) Cost of Insurance Charge -- The cost of insurance charge is equal to:

- the cost of insurance rate per $1,000; multiplied by

- the net amount at risk; divided by

- $1,000.

The net amount at risk equals the death benefit minus the Cash Value on the date we calculate this charge. The cost of insurance charge is shown on the specification pages of the Policy and Certificate.

The purpose of the cost of insurance charge is to cover our anticipated mortality costs. The current cost of insurance rates for standard risks will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table
(ANB), Male or Female, age nearest birthday. We will charge substandard risks a higher cost of insurance rate. The cost of insurance rates for substandard risks will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table (ANB), Male or Female, age nearest birthday. In addition, the use of simplified underwriting or guaranteed issue procedures, rather than medical underwriting, may result in a higher cost of insurance charge for some individuals than if medical underwriting procedures were used.

We will make any changes in the cost of insurance uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur as a result of the deterioration of the Insured's health.

The rate class of an Insured affects the cost of insurance rate. We and the employer will agree on the number of rate classes and characteristics of each rate class. The rate classes may vary by smokers and nonsmokers, active and retired status, preferred and standard and/or any other nondiscriminatory classes agreed to by the employer.

(c) Rider Charge -- If the Certificate includes riders, we deduct a charge from the Investment Value on each Processing Date. We specify the applicable charge on the rider. This charge is to
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compensate us for the anticipated cost of providing the rider benefits.

For a description of the riders available, see "Supplemental Benefits."

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the Policy, we may deduct a maximum daily charge of .001781% which is equal to .65% per year of the value of each Investment Division's assets in all Coverage Years. We may pay an expense credit reflecting a reduction in the mortality and expense risk rate. We will pay these credits at the end of each Coverage Month and will use them to purchase additional Accumulation Units at the end of that Coverage Month.

Currently, in Coverage Years 1 through 10, we will pay an expense credit of ..30%. The result is a net annual mortality and expense risk rate of .35%. In Coverage Years 11 through 15, we will pay an expense credit of .40%. The result is a net annual mortality and expense risk rate of .25%. In Coverage Years 16 and later, we will pay an expense credit of .55%. The result is a net annual mortality and expense risk rate of .10%.

The mortality and expense risk charge is equal to:

- the mortality and expense risk rate; multiplied by

- the portion of the Cash Value allocated to the Investment Divisions and the Loan Account.

The mortality risk we assume is that the actual cost of insurance charges specified in the Certificate will be insufficient to meet actual claims. The expense risk we assume is that expenses we incur for issuing and administering the Certificates will exceed the administrative charges we deducted from Investment Value.

If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on us. However, if the charge proves more than sufficient, we will add any excess to our surplus.

TRANSFER FEE -- We deduct a $50 transfer fee when you transfer amounts from one Investment Division to another for each transfer in excess of 12 transfers per year.

PARTIAL WITHDRAWAL FEE -- We deduct a partial withdrawal fee for each withdrawal you make. The fee is the lesser of 2% of the amount withdrawn or $25.

YOUR CERTIFICATE
--------------------------------------------------------------------------------

OWNERSHIP RIGHTS

As long as your Certificate is in force, you may exercise all rights under the Certificate while the Insured is alive and you have not named an irrevocable beneficiary.

BENEFICIARY

You name the beneficiary in your enrollment form for the Certificate. You may change the beneficiary (unless irrevocably named) while the Insured is alive by notifying us, in writing. If no beneficiary is living when the Insured dies, we will pay the Death Proceeds to you if living; or, otherwise, to your estate.

ASSIGNMENT

You may assign your rights under the Certificate. Until you notify us in writing, no assignment is effective against us. We are not responsible for the validity of any assignment.

STATEMENTS

We will send you a statement at least once each year, showing:

- the Certificate's current Cash Value, Cash Surrender Value and Face Amount;

- the premiums paid, Monthly Deduction Amounts and any Loans since your last statement;

- the amount of any outstanding Debt;

- any notifications required by the provisions of your Certificate; and

- any other information required by the Insurance Department of the state where we delivered your Certificate.

ISSUANCE OF YOUR CERTIFICATE

To purchase a Certificate you must submit an enrollment form to our Customer Service Center. The specific form you complete will depend on the underwriting classification and plan design of the Policy. Generally, we will only issue a Certificate on the lives of Insureds between the ages of 20 and 79 who supply evidence of insurability satisfactory to us. In addition, in most cases, we will not issue a Certificate with a Face Amount of less than the minimum Face Amount. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. If we accept your enrollment form, your Certificate will become effective on the Coverage Date only after we receive all outstanding delivery requirements and the initial premium payment shown in your Certificate.

In the event you are exchanging an existing contract(s) for a new Certificate under Section 1035 of the Internal Revenue Code, the Coverage Date will be the date that you make the 1035 exchange. You make this 1035 exchange by assigning the existing contract(s) to us and completing an enrollment form. Upon receipt of the assignment form, we will surrender the existing contract(s) for its cash surrender value. We will apply the surrender proceeds we receive as premium to the Certificate. During the time between the Coverage Date and the date we receive the cash surrender value of the existing contract(s) or a premium payment, there will be no gap in coverage. We will make charges and deductions (other than those of the Portfolios) for this period; however, you will not experience investment returns.

RIGHT TO EXAMINE THE CERTIFICATE


You have a limited right to return your Certificate for cancellation. You may deliver or mail the Certificate to us or to the agent

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who sold you the Certificate within ten (10) calendar days after delivery of the
Certificate to you. This is the right to examine period. Some states provide for a longer period.


In the event you return your Certificate, we will return to you within seven (7) days of our receipt of the Certificate, either:

- the total amount of premiums; or

- the Cash Value plus charges deducted under the Certificate.

The amount we return depends upon the state we issued your Certificate in.

PREMIUMS
--------------------------------------------------------------------------------

PREMIUM PAYMENT FLEXIBILITY

You have considerable flexibility as to when, in what amounts and what level of premiums, within a range determined by us, you pay under the Certificate. You choose a premium once you have determined the level and pattern of the death benefit.

You must pay a minimum initial premium to make your coverage effective on the Coverage Date. You may pay additional premiums at any time, subject to the premium limitations set by the Internal Revenue Code. For details on these premium limitations see, "Premium Limitation." You have the right to pay additional premiums of at least $100.00 at any time, unless otherwise agreed to by us.

Your Certificate may lapse if the value of your Certificate becomes insufficient to cover the Monthly Deduction Amounts. If this happens you may pay additional premiums in order to prevent your Certificate from terminating. For details see, "Lapse and Reinstatement."

ALLOCATION OF PREMIUM PAYMENTS

During the right to examine period, we allocate your initial premium payment in accordance with state law requirements. If you choose to cancel your Certificate, some states require the return of your initial premium, while others require the return of the Certificate's Cash Value.


- STATE OF ISSUE REQUIRES RETURN OF INITIAL PREMIUM -- If the state of issue of your Certificate requires that we return your initial premium, we will, when we issue your Certificate and until the end of the right to examine period, allocate your initial Net Premium to the Wells Fargo Variable Trust Money Market Investment Division. Upon the expiration of the right to examine period, we will invest the initial Net Premium according to your initial allocation instructions. However, any accrued interest will remain in the Wells Fargo Variable Trust Money Market Investment Division if you selected it as an initial allocation option.



  We will allocate any additional premiums received prior to the expiration of the right to examine period to the Wells Fargo Variable Trust Money Market Investment Division.


- STATE OF ISSUE REQUIRES RETURN OF CERTIFICATE'S CASH VALUE -- If the state of issue of your Certificate requires that we return the Certificate's Cash Value, we will allocate the initial Net Premium among your chosen Investment Divisions. In this case you will bear full investment risk for any amounts we allocate to the Investment Division during the right to examine period. This automatic immediate investment feature only applies if specified in your Certificate. Please check with your agent to determine the status of your Certificate.

You may change the Net Premium allocation if you notify us in writing. Portions you allocate to the Investment Divisions must be whole percentages of 5% or more. We will allocate subsequent Net Premiums among Investment Divisions according to your most recent instructions, subject to the following:

- If we receive a premium and your most recent allocation instructions would violate the 5% requirement, we will allocate the Net Premium among the Investment Divisions according to your previous premium allocation; and

- If the asset rebalancing option is in effect, we will allocate Net Premiums accordingly, until you terminate this option. (See "Transfers Among Investment Divisions -- Asset Rebalancing.")

You will receive several different types of notification that explain what your current premium allocation is. The Certificate shows the initial allocation you chose on the enrollment form. In addition, we will send you written confirmation, after we receive your premium payment, that shows you how we allocated your premium. A Certificate's annual statement will also summarize your current premium allocation.

ACCUMULATION UNITS

We use Net Premiums allocated to the Investment Divisions to credit Accumulation Units under the Certificates.

We determine the number of Accumulation Units in each Investment Division to be credited under the Certificate (including the initial allocation to the Wells Fargo Variable Trust Money Market Investment Division) as follows:

- Multiply the Net Premium by the appropriate allocation percentage to determine the portion we will invest in the Investment Division; then

- Divide each portion to be invested in an Investment Division by the Accumulation Unit value of that particular Investment Division we computed following the receipt of the payment.

Deductions made for the monthly deduction amount on each Processing Date will reduce the number of Accumulation Units under the Certificate. (See "Deductions from Investment Value -- Monthly Deduction Amount.")
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ACCUMULATION UNIT VALUES

The Accumulation Unit value for each Investment Division will vary daily to reflect the investment experience and charges of the applicable Portfolio, as well as the daily deduction for mortality and expense risks. We will determine the Accumulation Unit value on each Valuation Day by multiplying the Accumulation Unit value of the particular Investment Division on the preceding Valuation Day by a net investment factor for that Investment Division for the Valuation Period then ended. The net investment factor for each of the Investment Divisions is equal to the net asset value per share of the corresponding Portfolio at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Portfolio in the Valuation Period then ended) divided by the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period, less the daily deduction for the mortality and expense risks assumed by us.

PREMIUM LIMITATION

If we receive premiums that would cause the Certificate to fail to meet the definition of a life insurance policy in accordance with the Code, we will refund the excess premium payments. We will refund such premium payments and any applicable interest no later than sixty (60) days after the end of a Coverage Year.

We will accept a premium payment that results in an increase in the death benefit greater than the amount of the premium, only after we approve evidence of insurability.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

VALUES UNDER THE CERTIFICATE

CASH SURRENDER VALUE -- As with traditional life insurance, each Certificate will have a Cash Surrender Value. The Cash Surrender Value is equal to the Cash Value, less Debt, less any charges accrued but not deducted. There is no minimum guaranteed Cash Surrender Value. The Cash Value equals the value in the Investment Divisions plus the Loan Account Value.

INVESTMENT VALUE -- Each Certificate will also have an Investment Value. The Investment Value of a Certificate changes on a daily basis and will be computed on each Valuation Day. The Investment Value will vary to reflect the investment experience of the Investment Divisions, Monthly Deduction Amounts and any amounts transferred to the Loan Account to secure a Loan.

The Investment Value of a particular Certificate is related to the net asset value of the Portfolios associated with the Investment Divisions to which Net Premiums on the Certificate have been allocated. The total Investment Value in the Investment Divisions on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Investment Division as of the Valuation Day by the current Accumulation Unit value of that Investment Division and then summing the result for all the Investment Divisions. The Investment Value equals the sum of the values of the assets in the Investment Divisions. See
"Premiums -- Accumulation Unit Values."

DEATH BENEFITS

As long as the Certificate remains in force, the Certificate provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Certificate dies. The Death Proceeds payable to the beneficiary equal the death benefit less any Debt outstanding under the Certificate plus any rider benefits payable. The death benefit depends on the death benefit option you select and is determined as of the date of the death of the Insured.

MINIMUM DEATH BENEFIT TESTING PROCEDURES -- Section 7702 of the Code defines alternative testing procedures, the guideline premium test ("GPT") and the cash value accumulation test ("CVAT") in order to meet the definition of life insurance under the Code. See "Taxes -- Income Taxation of Certificate Benefits." Each Certificate must qualify under either the GPT or the CVAT. Prior to issue, you choose the procedure under which a Certificate will qualify. Once you choose either the GPT or the CVAT to test a Certificate, it cannot be changed while the Certificate is in force.

Under both testing procedures, there is a minimum death benefit required at all times equal to the Variable Insurance Amount. This is necessary in order for the Certificate to meet the current federal tax definition of life insurance, which places limitations on the amount of premiums that may be paid and the Cash Values that can accumulate relative to the death benefit. The factors used to determine the Variable Insurance Amount depend on the testing procedure chosen and are in the Certificate.

Under the GPT, there is also a maximum amount of premium that may be paid with respect to each Certificate.

Use of the CVAT can be advantageous if you intend to maximize the total amount of premiums paid under a Certificate. An offsetting consideration, however, is that the factors we use to determine the Variable Insurance Amount are higher under the CVAT, which can result in a higher death benefit over time and a higher total cost of insurance.

DEATH BENEFITS OPTIONS -- Regardless of the minimum death benefit testing procedure chosen, there are two death benefit options: Death Benefit Option A and Death Benefit Option B.

 - DEATH BENEFIT OPTION A -- the death benefit is the greater of (a) the Face Amount and (b) the Variable Insurance Amount.

 - DEATH BENEFIT OPTION B -- the death benefit is the greater of (a) the Face Amount plus the Cash Value and (b) the Variable Insurance Amount.

Regardless of which death benefit option you select, the maximum amount payable will be the Death Proceeds.
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OPTION CHANGE -- While the Certificate is in force, you may change the death benefit option you selected. You must make your request to change your death benefit option in writing and during the lifetime of the Insured.

CHANGE FROM OPTION A TO OPTION B -- If the change is from Death Benefit Option A to Death Benefit Option B, the Insured must provide us with satisfactory evidence of insurability. The Face Amount after the change will be equal to the Face Amount before the change, less the Cash Value on the effective date of the change.

CHANGE FROM OPTION B TO OPTION A -- If the change is from Death Benefit Option B to Death Benefit Option A, the Face Amount after the change will be equal to the Face Amount before the change plus the Cash Value on the effective date of change.

Any change in the selection of a death benefit option will become effective at the beginning of the Coverage Month following our approval of the change. We will notify you when we have made the change.

PAYMENT OPTIONS -- We may pay the Death Proceeds under the Certificate in a lump sum or we may apply the proceeds to one of our payment options. The minimum amount that may be placed under a payment option is $5,000 unless we consent to a lesser amount. Once payments under payment options 2, 3 or 4 begin, you may not surrender the Certificate to receive a lump sum settlement in place of the life insurance payments. The following options are available under the
Certificate:

FIRST OPTION -- INTEREST INCOME

 - Payments of interest at the rate we declare, but not less than 3% per year, on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

 - Equal payments of the amount chosen until the amount applied under this option, with interest of not less than 3% per year, is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

 - An amount payable monthly for the number of years selected which may be from 1 to 30 years.

FOURTH OPTION -- LIFE INCOME

 - LIFE ANNUITY -- an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant. Under this option, it is possible that only one monthly annuity payment would be made, if the annuitant died before the second monthly annuity payment was due.

 - LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- an annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The fourth payment option is based on the 1983a Individual Annuity Mortality Table set back one year and a net investment rate of 3% per annum. The amount of each payment under this option will depend upon the age of the annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often. The first, second and third payment options are based on a net investment rate of 3% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables that will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

We may agree to other arrangements for income payments.

INCREASES AND DECREASES IN FACE AMOUNT -- In most cases, the minimum Face Amount of the Certificate is $50,000. At any time after purchasing a Certificate, you may request a change in the Face Amount by making a written request to us at our Customer Service Center.

You must request an increase in the Face Amount in writing to us. All requests are subject to evidence of insurability satisfactory to us and subject to our current rules. Any increase we approve will be effective on the Processing Date following the date we approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will reflect a charge for the increase.

A decrease in the Face Amount will be effective on the first Processing Date following the date we receive the request. Decreases must reduce the Face Amount by at least $25,000, and the remaining Face Amount generally must not be less than $50,000. We will apply decreases:

- to the most recent increase; then

- successively to each prior increase, and then

- to the initial Face Amount.

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one in any twelve (12) month period.

BENEFITS AT MATURITY -- If the Insured is living on the coverage maturity date, which equals attained age 100 ("Maturity Date"), we will pay you the Cash Surrender Value on the date you surrender the Certificate. However, on the Maturity Date, the Certificate will terminate and we will have no further obligations under the Certificate.
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MAKING WITHDRAWALS FROM THE CERTIFICATE

SURRENDER

At any time prior to the Maturity Date, provided the Certificate is in effect and has a Cash Surrender Value, you may choose, without the consent of the beneficiary (provided the designation of the beneficiary is not irrevocable) to surrender the Certificate and receive the full Cash Surrender Value from us. To surrender a Certificate, you must submit a written request for surrender to us. We will determine the Cash Surrender Value as of the Valuation Day we receive the request, in a written form satisfactory to us, at our Customer Service Center, or the date that you request, whichever is later.

The Cash Surrender Value is the net amount available upon surrender of the Certificate and equals the Cash Value, minus Debt, minus any charges accrued but not yet deducted. We will terminate the Certificate on the date of receipt of the written request, or the date you request the surrender to be effective, whichever is later.

We may pay the Cash Surrender Value in cash or you may allocate it to any other payment option agreed upon by us.

PARTIAL WITHDRAWALS

At any time before the Maturity Date, and subject to our rules then in effect, we allow twelve (12) partial withdrawals per Coverage Year. However, we allow only one (1) partial withdrawal between any successive Processing Dates. The minimum partial withdrawal allowed is $500.00. The maximum partial withdrawal is an amount equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, minus outstanding Debt.

We currently impose a charge for processing partial withdrawals which is the lesser of:

- 2% of the amount withdrawn; and

- $25.00.

A partial withdrawal will reduce the Cash Surrender Value, Cash Value and Investment Value. Any partial withdrawal will permanently affect the Cash Surrender Value and may permanently affect the death benefit payable. If Death Benefit Option A is in effect, we reduce the Face Amount by the amount of the partial withdrawal and the charge for processing the withdrawal. Unless specified otherwise, we will deduct partial withdrawals on a Pro Rata Basis from the Investment Divisions. A Pro Rata Basis is an allocation method based on the proportion of the Investment Value in each Investment Division. You must submit requests for partial withdrawals to us in writing. The effective date of a partial withdrawal will be the Valuation Day closest to the date that we receive the request, in writing, at our Customer Service Center. If your Certificate is deemed to be a modified endowment contract, a 10% penalty tax may be imposed on income distributed before the insured attains age 59 1/2. See "Taxes -- Modified Endowment Contracts."

TRANSFERS AMONG INVESTMENT DIVISIONS
--------------------------------------------------------------------------------

AMOUNT AND FREQUENCY OF TRANSFERS

Upon request and as long as the Certificate is in effect, you may transfer amounts among the Investment Divisions up to twelve (12) times per Coverage Year without charge. Transfers in excess of twelve (12) per Coverage Year will be subject to a charge of $50 per transfer deducted from the amount of the transfer. You must make transfer requests in writing on a form that we approve. Our rules then in effect will limit the amounts that you may transfer. The amounts that you transfer must be in whole percentages of 5% or more, unless otherwise agreed to by us. Currently, the minimum value of Accumulation Units that you may transfer from one Investment Division to another is the lesser of:

- $500; and

- the total value of the Accumulation Units in the Investment Division.

The value of the remaining Accumulation Units in the Investment Division must equal at least $500. If, after an ordered transfer, the value of the remaining Accumulation Units in an Investment Division would be less than $500, we will transfer the entire remaining amount.

Currently there are no restrictions on transfers other than those described in this Prospectus. We reserve the right in the future to impose additional restrictions on transfers.

TRANSFERS TO OR FROM INVESTMENT DIVISIONS

In the event of a transfer from an Investment Division, we will reduce the number of Accumulation Units that we credit to that Investment Division. We will determine the reduction by dividing:

- the amount transferred by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request for transfer.

In the event of a transfer to an Investment Division, we will increase the number of Accumulation Units credited. The increase will equal:

- the amount transferred divided by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request.
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18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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ASSET REBALANCING

Subject to our current rules, you may authorize us to automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you have selected. This reallocation is known as Asset Rebalancing. The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

To elect Asset Rebalancing, we must receive a written request from you. If you elect Asset Rebalancing, you must include all Investment Value in the automatic reallocation. The percentages that you select under Asset Rebalancing will override any prior percentage allocations that you have chosen and we will allocate all future Net Premiums accordingly. We will count all transfers made pursuant to Asset Rebalancing on the same day as one (1) transfer toward the twelve (12) transfers per Coverage Year that we permit without charge. Once elected, you may instruct us, in a written form satisfactory to us, at any time to terminate the option. In addition, we will terminate your participation in Asset Rebalancing if you make any transfer outside of Asset Rebalancing.

DOLLAR COST AVERAGING

You may elect to allocate your Net Premiums among the Investment Divisions under the dollar cost averaging option program ("DCA Program"). If you choose to participate in the DCA Program, we will deposit your Net Premiums into the Wells Fargo Variable Trust Money Market Investment Division. Each month, we will withdraw amounts from that Division and allocate them to the other Investment Divisions in accordance with your allocation instructions. The transfer date will be the monthly anniversary of your first transfer under your initial DCA election. We will make the first transfer within five (5) business days after we receive your initial election in writing.

We will allocate your Net Premium to the Investment Divisions that you specify, in the proportions that you specify. If, on any transfer date, your Investment Value that we have allocated to the Wells Fargo Variable Trust Money Market Investment Division is less than the amount you have elected to transfer, we will terminate your participation in the DCA Program. Any transfers made in connection with the DCA Program must be whole percentages of 5% or more, unless we otherwise agree. In addition, transfers made under the DCA Program count toward the twelve (12) transfers per coverage year that we permit you without charge.

You may also cancel your DCA election by notifying us in writing.

The main objective of the DCA Program is to minimize the impact of short-term price fluctuations. The DCA Program allows you to take advantage of market fluctuations. Since we transfer the same dollar amount to other Investment Divisions at set intervals, the DCA Program allows you to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, you may achieve a lower average cost per Accumulation Unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making investments through periods of low price levels.

You cannot make transfers under Asset Rebalancing and participate in the DCA Program at the same time.

PROCESSING OF TRANSACTIONS

Generally, we process your transactions only on a Valuation Day. We will process requests that we receive on a Valuation Day before the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on that same day, except as otherwise indicated in this Prospectus. We will process requests that we receive after the close of the NYSE as of the next Valuation Day.

LOANS
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As long as the Certificate is in effect, you may obtain without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), a cash Loan from us. The maximum Loan amount is equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by 1.00, minus outstanding Debt.

We will transfer the amount of each Loan on a Pro Rata Basis from each of the Investment Divisions (unless you specify otherwise) to the Loan Account. We use the Loan Account to ensure that any outstanding Debt remains fully secured by the Investment Value.

LOAN INTEREST

Interest will accrue daily on outstanding Debt at the adjustable loan interest rate indicated in the Certificate. We will transfer the difference between the value of the Loan Account and any outstanding Debt from the Investment Divisions to the Loan Account on each Certificate Anniversary. Interest payments are due as shown in the Certificate. If you do not pay interest within five (5) days of its due date, we will add it to the amount of the Loan as of its due date.

The maximum adjustable loan interest rate we may charge for Loans is the greater of:

- 5%; and

- the Published Monthly Average for the calendar month two (2) months prior to the date on which we determine the adjustable loan interest rate.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
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The Published Monthly Average means the "Moody's Corporate Bond Yield Average --
Monthly Average Corporate" as published by Moody's Investors Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.

CREDITED INTEREST

We will credit interest on amounts in the Loan Account for Coverage Years 1 through 10 at a rate equal to the adjustable loan interest rate, minus 1%. We will credit interest on amounts in the Loan Account for Coverage Years 11 and later at a rate equal to the adjustable loan interest rate, minus .20%.

LOAN REPAYMENTS

You can repay any part of or the entire Loan at any time. We will allocate the amount of the Loan repayment to your chosen Investment Divisions on a Pro Rata Basis, determined as of the date of the Loan repayment. Unless specified otherwise, we will treat any additional premium payments that we receive during the period when a Loan is outstanding as Loan repayments.

TERMINATION DUE TO EXCESSIVE DEBT

If total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will terminate without value.

EFFECT OF LOANS ON INVESTMENT VALUE

A Loan, whether or not repaid, will have a permanent effect on the Investment Value because the investment results of each Investment Division will apply only to the amount remaining in such Investment Divisions. The longer a Loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for Funds held in the Loan Account, your Investment Value will not increase as rapidly as it would have had no Loan been made. If the Investment Divisions earn less than the Loan Account, your Investment Value will be greater than it would have been had no Loan been made. Also, if not repaid, the aggregate amount of outstanding Debt will reduce the Death Proceeds and Cash Surrender Value.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE AND GRACE PERIOD

We provide a sixty-one (61) calendar day grace period, from the date we mail you notice that the Cash Surrender Value is insufficient to pay the charges due under the Certificate. Unless you have given us written notice of termination in advance of the date of termination of the Certificate, insurance will continue in force during this period. You will be liable to us for all unpaid charges due under the Certificate for the period that the Certificate remains in force.

In the event that total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will end without value.

REINSTATEMENT

Prior to the death of the Insured, and unless (i) the Policy is terminated or
(ii) the Certificate has been surrendered for cash, we may reinstate the Certificate prior to the Maturity Date, provided:

- you make your request within three (3) years of the date of lapse. Some states provide a longer period; and

- you submit satisfactory evidence of insurability to us.

We will not require evidence of insurability, if you reinstate your Certificate within one (1) month after the end of the 61-calendar day grace period, provided the Insured is alive.

To reinstate your Certificate, you must remit a premium payment large enough to keep the coverage under the Certificate in force for at least three (3) months following the date of reinstatement. The Face Amount of the reinstated Certificate cannot exceed the Face Amount at the time of lapse. The Investment Value on the reinstatement date will reflect:

- The Investment Value at the time of termination; plus

- Net Premiums attributable to premiums paid at the time of reinstatement.

Upon reinstatement, you must repay or carry over to the reinstated certificate any Debt at the time of termination.
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20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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TERMINATION OF POLICY

The group policyholder or we may terminate participation in the Policy. The party initiating the termination must provide notice of such termination to each owner of record, at his or her last known address, at least fifteen (15) days prior to the date of termination. In the event of such termination, we will not accept any new enrollment forms for new Insureds on or after the date that we receive or send notice of discontinuance, whichever is applicable. In addition, we will not issue any new Certificates. If you discontinue premium payments, we will continue insurance coverage under the Certificate as long as the Cash Surrender Value is sufficient to cover the charges due. We will not continue the coverage under the Certificate beyond attained age 100 unless your Certificate includes the Maturity Date Extension Rider. Attained age means the Insured's age on the birthday nearest to the Coverage Date plus the period since the Coverage Date. In addition, we will not continue any optional benefit rider beyond the Certificate's date of termination. If the Policy is discontinued or amended to discontinue the eligible class to which an Insured belongs (and if the coverage on the Insured is not transferred to another insurance carrier), any Certificate then in effect will remain in force under the discontinued Policy, provided you have not canceled or surrendered it, subject to our qualifications then in effect. You will then pay Certificate premiums directly to us.

CONTRACT LIMITATIONS
--------------------------------------------------------------------------------

PARTIAL WITHDRAWALS

We limit you to twelve (12) partial withdrawals per Coverage Year.

TRANSFERS OF ACCOUNT VALUE

We reserve the right to limit the size of transfers and remaining balances and to limit the number and frequency of transfers among the Investment Divisions.

FACE AMOUNT INCREASES OR DECREASES

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one (1) in any twelve (12) month period.

VALUATION OF PAYMENTS AND TRANSFERS

We value the Certificate on every Valuation Day. We will generally pay Death Proceeds, Cash Surrender Values, partial withdrawals, and Loan amounts attributable to the Investment Divisions within seven (7) calendar days after we receive all the information needed to process the payment unless the New York Stock Exchange is closed for some reason other than a regular holiday or Weekend, trading is restricted by the Securities and Exchange Commission ("SEC") or the SEC declares that an emergency exists.

DEFERRAL OF PAYMENTS

We may defer payment of any Cash Surrender Values, withdrawals and loan amounts that are not attributable to the Investment Divisions for up to six (6) months from the date of the request. If we defer payment for more than thirty (30) days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT
--------------------------------------------------------------------------------

MODIFICATION OF POLICY

The only way we may modify the policy is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS

We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE
SEPARATE ACCOUNT

We may modify the operation of the Separate Account to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES

Currently, we do not make a charge to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. In the future, we may begin to charge the Separate Account for federal, state and local taxes if the applicable federal, state or local tax laws that impose tax on us and/or the Separate Account change. We may make charges for other taxes that are imposed on the Separate Account.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
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SUPPLEMENTAL BENEFITS

The following supplemental benefit will automatically be included in a Certificate, subject to current restrictions, limitations and state approval, unless you notify us in writing that you do not want it.

MATURITY DATE EXTENSION RIDER

We will extend the Maturity Date (the date on which the Certificate will mature), to the date of death of the Insured. Certain death benefit and premium restrictions apply. See "Taxes -- Income Taxation of Certificate Benefits."

OTHER MATTERS
--------------------------------------------------------------------------------

REDUCED CHARGES FOR ELIGIBLE GROUPS

We may reduce or eliminate certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) for Policies issued in connection with a specific plan, in accordance with our current internal policies as of the date we approve the application for a policy. We determine eligibility for reduction in charges and the amount of any reduction by a number of factors, including:

- the size of the plan;

- the expected number of participants;

- the anticipated premium payment from the plan;

- the nature of the group; and

- any other circumstances that are rationally related to the expected reduction in expenses.

We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

OUR RIGHTS

We reserve the right to take certain actions in connection with our operations and the operations of the Separate Account. We will take these actions in accordance with applicable laws (including obtaining any required approval of the Securities and Exchange Commission). If necessary, we will seek your approval.

Specifically, we reserve the right to:

- Add or remove any Investment Division;

- Create new separate accounts;

- Combine the Separate Account with one or more other separate accounts;

- Operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;

- Deregister the Separate Account under the 1940 Act;

- Manage the Separate Account under the direction of a committee or discharge such committee at any time;

- Transfer the assets of the Separate Account to one or more other separate accounts; and

- Restrict or eliminate any of your voting rights or of any other persons who have voting rights as to the Separate Account.

We also reserve the right to change the name of the Separate Account.

LIMIT ON RIGHT TO CONTEST


We may not contest the validity of the Certificate after it has been in effect during the Insured's lifetime for two (2) years from the effective date of coverage. If we reinstate the Certificate, the 2-year period is measured from the date of reinstatement. Any increase in the Face Amount as a result of a premium payment is contestable for 2 years from its effective date. In addition, if the Insured commits suicide in the 2-year period, or such period as specified in state law, the death benefit payable will be limited to the premiums paid less any outstanding Debt and partial withdrawals.


MISSTATEMENT AS TO AGE OR SEX

If the age or sex of the Insured is incorrectly stated, we will appropriately adjust the amount of all benefits payable, as specified in the Certificate.

ASSIGNMENT

The Certificate may be assigned as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. You must file proof of interest with any claim under a collateral assignment.

DIVIDENDS

No dividends will be paid under the Certificates.
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22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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TAXES

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Investment Divisions) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Death Benefits and Policy Values -- Values Under the Certificate"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Certificate.

Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon these expectations, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for taxes against the Separate Account.

INCOME TAXATION OF CERTIFICATE BENEFITS -- GENERALLY

For Federal income tax purposes, the Certificates should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is generally excluded from the gross income of the beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 standards.

During the first fifteen policy years, an "income first" rule generally applies to any distribution of cash that is required under Code Section 7702 because of a reduction in benefits under the Certificate.

Hartford also believes that any Loan received under a Certificate will be treated as Debt of the owner, and that no part of any Loan under a Certificate will constitute income to the owner. A surrender or assignment of the Certificate may have tax consequences depending upon the circumstances. Owners should consult qualified tax advisers concerning the effect of such changes.

Federal, state, and local estate tax, inheritance, and other tax consequences of ownership or receipt of Certificate proceeds depend on the circumstances of each owner or beneficiary.

The Maturity Date Extension Rider allows an owner to extend the Maturity Date to the date of the death of the Insured. Although Hartford believes that the Certificate will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, due to the lack of specific guidance on this issue, this result is not certain. If the Certificate is not treated as a life insurance contract for federal income tax purposes after the Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of life insurance but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the Certificate at any time during the first seven Coverage Years exceeds the sum of the net level premiums that would have been paid up to that point if the Certificate provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, withdrawals and loans from a MEC are treated first as income, then as a recovery of basis. Taxable withdrawals are subject to a 10% federal income tax penalty, with certain exceptions. Generally, only distributions and loans made in the first year in which a policy becomes a MEC, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax. In addition, if there is a reduction in benefits under the Certificate within the first seven Coverage years, the seven-pay test is applied as if the Certificate had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

If the Certificate satisfies the seven-pay test for seven years, distributions and loans made thereafter will not be subject to the MEC rules, unless the Certificate is changed materially. The
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
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seven-pay test will be applied anew at any time the Certificate undergoes a material change, which includes an increase in the Face Amount.

Before assigning, pledging, or requesting a Loan under a Certificate that is a MEC, an owner should consult a qualified tax adviser.

All MEC policies that are issued within any calendar year to the same policy owner by one company or its affiliates shall be treated as one MEC for the purpose of determining the taxable portion of any loan or distribution.

Hartford has instituted procedures to monitor whether a Certificate may become classified as a MEC after issue.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a policy is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment;

- no more than 70% is represented by any two investments;

- no more than 80% is represented by any three investments; and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE
SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable policy."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the Policy Owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or other such amounts deemed to be distributed) from the Policy constitute income to the Policy Owner depends, in part, upon whether the Policy is
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24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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considered a modified endowment policy for Federal income tax purposes.

FEDERAL INCOME TAX WITHHOLDING


If any amounts are (or are deemed to be) current taxable income to the owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to Section 3405 of the Internal Revenue Code.



GENERATION SKIPPING TRANSFER TAX



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.



ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001



The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.



During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.



The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.



SPLIT-DOLLAR LIFE INSURANCE ARRANGEMENTS



In January 2002, the IRS issued Notice 2002-8 concerning guidance on the Federal tax treatment of split-dollar arrangements funded with life insurance contracts. Notice 2002-8 revoked Notice 2001-10, and announced that the IRS intends to provide comprehensive guidance on such arrangements in the form of proposed regulations that would be effective only for arrangements entered into after the date such regulations are published in final form. Notice 2002-8 outlines the rules expected in such proposed regulations, and provides revised interim guidance for determining the value of current life insurance protection that is provided in such arrangements, or in certain tax-qualified retirement arrangements, pending further guidance and consideration of public comments requested by the IRS on Notice 2002-8.



Notice 2002-8 indicates that the proposed regulations are expected to require that the parties to a split-dollar arrangement be taxed under one of two mutually exclusive regimes. Under one regime, the economic benefits of such an arrangement generally would be treated as transfers to the benefited party, which could be subject to taxation under the rules of Code Section 61 or 83. Under the second regime, payments under the arrangement by its sponsor (e.g., an employer) generally would be treated as a series of loans to the benefited party, which could be subject to the rules, where applicable, of Code Section 7872 (relating to below-market-interest-rate loans) or Code Sections 1271-1275 (relating to original issue discount). In an employment-related arrangement, the proposed regulations are expected to provide that which regime applies is determined by which party is formally designated as the owner of the life insurance contract (i.e., the first regime applies if the employer is designated as such owner, and the second regime applies if the employee is designated as such owner). The same principles are expected to govern the tax treatment of split-dollar arrangements in other contexts, e.g., gift or corporate-shareholder contexts.



For arrangements entered into before the publication of final regulations, Notice 2002-8 provides some limited safe harbors from certain types of adverse tax treatment under certain circumstances, and states that taxpayers may rely on the Notice (including a reasonable application of its outlined proposed rules) or on Notice 2001-10. Otherwise, Notice 2002-8 is unclear as to how current rules apply to such arrangements, and states that no inference should be drawn from the Notice regarding the appropriate tax treatment of such arrangements.



Consequently, if you are currently a party to such an arrangement or are considering participating in such an arrangement, it would be advisable for you to consult with a qualified tax adviser concerning the tax treatment of such an arrangement.



LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.



NON-INDIVIDUAL OWNERSHIP OF POLICIES



In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective non-individual policy owners should consult a qualified tax adviser to determine the potential impact on the purchaser.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance related information concerning its Investment Divisions. Performance information about an Investment Division is based on the Investment Division's past performance only and is no indication of future performance.

Each Investment Division may include total return in advertisements, sales literature, and other promotional materials. When an Investment Division advertises its total return, it will usually be calculated for one year, three years, five years, and ten years or some other relevant periods if the Investment Division has not been in existence for at least ten years. Total return may also be calculated for the most recent fiscal quarter and for the period since underlying fund inception. Total return is measured by comparing the value of an investment in the Investment Division at the beginning of the relevant period to the value of the investment at the end of the period.

If applicable, the Investment Divisions may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the Certificate charges described below.

The Investment Division investing in the Wells Fargo Variable Trust Money Market Fund may advertise yield and effective yield. The yield of an Investment Division is based upon the income earned by the Investment Division over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly, but when annualized, the income earned by the investment is assumed to be reinvested in Division units and thus compounded in the course of a 52-week period. Yield reflects the Certificate charges described below.

Total return for an Investment Division includes deductions for the maximum sales load charge, mortality and expense risk charge, DAC tax charge, and the administrative expense charge, and is therefore lower than total return at the Portfolio level, where there are no comparable charges. The performance results do not reflect the cost of insurance or any state or local premium taxes. If these charges were included, the total return figures would be lower. Total return may also be calculated to include deductions for Separate Account charges, but not include deductions for the sales load charge, DAC tax charge or any state or local premium taxes. If reflected, the total return figures would reduce the performance quoted. Yield for an Investment Division includes all recurring charges (except sales charges) and is therefore lower than yield at the Portfolio level, where there are no comparable charges.

We may provide information on various topics to current and prospective owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), plan and trust arrangements, the advantages and disadvantages of investing in tax-advantaged and taxable instruments, current and prospective owner profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and investment alternatives, including comparisons between the Certificates and the characteristics of and market for such alternatives.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

The Separate Account is not a party to any pending material legal proceedings.

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: A unit of measure we use to calculate the value of an Investment Division.

CASH SURRENDER VALUE: The Cash Value, minus Debt, minus accrued charges that we have not deducted.

CASH VALUE: The Investment Value plus the Loan Account Value.

CERTIFICATE: The form evidencing and describing your rights, benefits, and options under the Policy. The Certificate will describe, among other things,
(i) the benefits payable upon the death of the named Insured, (ii) to whom the benefits are payable and (iii) the limits and other terms of the Policy as they pertain to the Insured.

CERTIFICATE ANNIVERSARY: An anniversary of the Coverage Date.

COVERAGE DATE: The date insurance under the Certificate is effective as to an Insured and from which we determine Coverage Months and Coverage Years.

COVERAGE MONTH(S): The 1-month period and each successive 1-month period following the Coverage Date.

COVERAGE YEAR(S): The 12-month period and each successive 12-month period following the Coverage Date.

CUSTOMER SERVICE CENTER: The service area of Hartford Life and Annuity Insurance Company located at 100 Campus Drive, Suite 250, Florham Park, New Jersey 07932.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the death benefit minus any outstanding Debt plus any rider benefits payable.

DEBT: The aggregate amount of outstanding Loans, plus any interest accrued at the adjustable loan interest rate.

FACE AMOUNT: The minimum death benefit as long as the Certificate is in force. We specify the Face Amount you chose on your Certificate. We may change the Face Amount after certificate issuance on your request or due to a change in death benefit option or a partial withdrawal.

FUNDS: The underlying investment vehicles for the Separate Account. Each Fund is a registered management investment company, and may be divided into series of Portfolios.

HARTFORD OR US OR WE OR OUR: Hartford Life and Annuity Insurance Company.

INSURED: The person on whose life we issue the Certificate. We identify the Insured in the Certificate.

INVESTMENT DIVISION: A separate division of the Separate Account which invests exclusively in the shares of a specified Portfolio of a Fund.

INVESTMENT VALUE: The sum of the values of assets in the Investment Divisions under the Certificate.

LOAN: Any amount borrowed against the Investment Value under the Certificate.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Investment Divisions for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

LOAN ACCOUNT VALUE: The amounts of the Investment Value transferred to (or from) our general account to secure Loans, plus interest accrued at the daily equivalent of an annual rate equal to the adjustable loan interest rate actually charged, reduced by not more than 1%.

MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Investment Value on the Processing Date.

NET PREMIUM: The amount of premium credited to the Investment Divisions.

PORTFOLIO: A division or series of a Fund that serves as the underlying investment vehicle of an Investment Division of the Separate Account. Each Investment Division purchases shares of a Portfolio of a Fund.

PROCESSING DATE(S): The day(s) on which we deduct charges from the Investment Value. The first Processing Date is the Coverage Date. There is a Processing Date each month. Later Processing Dates are on the same calendar day as the Coverage Date, or on the last day of any month which has no such calendar date.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE INSURANCE AMOUNT: The Cash Value multiplied by the applicable variable insurance factor provided in the Certificate.

YOU OR YOUR: The person or legal entity designated as the owner in the enrollment form or as subsequently changed. This person or legal entity may be someone other than the Insured. You possess all rights under the Policy with respect to the Certificate.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
--------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call your representative with questions or write to us at:

       International Corporate Marketing Group
       Attn: Registered Products
       100 Campus Drive, Suite 250
       Florham Park, NJ 07932

The Statement of Additional Information, which is attached to this prospectus, contains more information about this life insurance policy. Like this prospectus, it is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings are also available to the public at the SEC's website at http://www.sec.gov.

                                     PART B

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


STATEMENT OF ADDITIONAL INFORMATION
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
WELLS FARGO NON-QUALIFIED SELECT-SM-



DATE OF PROSPECTUS: MAY 1, 2002
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2002

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
 GENERAL INFORMATION AND HISTORY                                          3
 ----------------------------------------------------------------------------
 SERVICES                                                                 5
 ----------------------------------------------------------------------------
 EXPERTS                                                                  5
 ----------------------------------------------------------------------------
 DISTRIBUTION OF THE POLICIES                                             5
 ----------------------------------------------------------------------------
 ADDITIONAL INFORMATION ABOUT CHARGES                                     6
 ----------------------------------------------------------------------------
 ILLUSTRATION OF DEATH BENEFITS                                           8
 ----------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                                    SA-1
 ----------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

The following table shows a brief description of the business experience of officers and directors of Hartford Life and Annuity Insurance Company:


                        EXECUTIVE OFFICERS AND DIRECTORS



NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------
David A. Carlson       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life and Annuity Insurance Company;
                       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life Insurance Company; Vice President
                       (1999-present), Assistant Vice President (1999); Servus Life
                       Insurance Company; Vice President (1999-present), Assistant
                       Vice President (1999), Hart Life Insurance Company; CIGNA
                       Corporation (1975-1998)

Michael B. Cefole      Vice President (2001-present), Assistant Vice President
                       (1999-2001), Hartford Life Insurance Company; Vice President
                       (2001-present), Assistant Vice President (1999-2001),
                       Hartford Life and Annuity Insurance Company

Patrice Kelly-Ellis    Senior Vice President (2001-present), Vice President
                       (1999-2001), Assistant Vice President (1995-1999), Hartford
                       Life Insurance Company; Senior Vice President
                       (2001-present), Vice President (1999-2001), Assistant Vice
                       President (1995-2000), Hartford Life and Annuity Insurance
                       Company

Timothy M. Fitch       Senior Vice President & Actuary (2002-present), Vice
                       President & Actuary (1995-2001), Hartford Life Insurance
                       Company; Senior Vice President & Actuary (2001-present),
                       Vice President & Actuary (1997-2001), Assistant Vice
                       President & Actuary (1995-1997), Hartford Life and Annuity
                       Insurance Company

Mary Jane B. Fortin    Senior Vice President & Chief Accounting Officer
                       (2002-present), Vice President & Chief Accounting Officer
                       (1998-2001), Assistant Vice President & Chief Accounting
                       Officer (1998), Hartford Life Insurance Company; Vice
                       President & Chief Accounting Officer (1998-Present),
                       Assistant Vice President & Chief Accounting Officer (1998),
                       Hartford Life and Annuity Insurance Company, Vice
                       President & Chief Accounting Officer (1998-present), Servus
                       Life Insurance Company, Vice President & Chief Accounting
                       Officer (1998-present), Hart Life Insurance Company

David T. Foy           Senior Vice President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Director (1999-present), Vice President (1998),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Vice President (1998), Assistant Vice
                       President & Actuary (1995-1998), Director (1999-present),
                       Hartford Life Insurance Company; Senior Vice President &
                       Treasurer (1998-present), Director (1999-present), Servus
                       Life Insurance Company; Senior Vice President & Treasurer
                       (1999-present), Hart Life Insurance Company

Lois W. Grady          Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life and Annuity Insurance Company;
                       Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------
Susan Hess             Vice President (2001-present), Assistant Vice President
                       (1999-2001), Hartford Life Insurance Company; Vice President
                       (2001-present), Assistant Vice President (1999-2001),
                       Hartford Life and Annuity Insurance Company

Ryan Johnson           Vice President (1999-present), Hartford Life Insurance
                       Company; Vice President (1999-present), Hartford Life and
                       Annuity Insurance Company; The Guardian (1986-1999)

Stephen T. Joyce       Senior Vice President (1999-present), Vice President
                       (1997-1999), Assistant Vice President (1995-1997), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1997-2000), Assistant Vice
                       President (1994-1997), Hartford Life Insurance Company

Michael D. Keeler      Vice President (1998-present), Hartford Life and Annuity
                       Insurance Company; Senior Vice President (2001-2002), Vice
                       President (1998-2001, 2002-present), Hartford Life Insurance
                       Company; Vice President (1995-1997), Providian Insurance

Robert A. Kerzner      Executive Vice President (2001-present), Senior Vice
                       President (1998-2001), Director of Individual Life
                       (1998-Present), Vice President (1994-1998), Hartford Life
                       and Annuity Insurance Company; Executive Vice President
                       (2001-present), Senior Vice President (1998-2001), Director of Individual Life (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company

David N. Levenson      Senior Vice President (2000-present), Vice President
                       (1998-2000), Assistant Vice President (1995-1998), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1998-2000), Assistant Vice
                       President (1995-1998), Hartford Life Insurance Company

Joseph F. Mahoney      Vice President (1999-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1999-present), Hartford
                       Life Insurance Company; Consultant (1999), Mahoney &
                       Associates; President (1969-1999), Prudential Preferred

Thomas M. Marra        Chief Executive Officer and Chairman of the Board
                       (2002-present), Director (1994-present), President
                       (2000-present), Executive Vice President (1997-2000), Senior
                       Vice President (1993-1997), Hartford Life and Annuity
                       Insurance Company; Chief Executive Officer and Chairman of
                       the Board (2002-present), Director (1994-Present), President
                       (2000-present), Executive Vice President (1995-2000),
                       Hartford Life Insurance Company; Chief Executive Officer and
                       Chairman of the Board (2002-present), Director
                       (1998-present), President (2000-present), Servus Life
                       Insurance Company; Chief Executive Officer and Chairman of
                       the Board (2002-present), Director (1995-present), President
                       (2000-present), Hart Life Insurance Company

Gary J. Miller         Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company; Vice President (1998-2000),
                       Prudential; Vice President (1988-1998), Delaware Valley
                       Financial Services

Tom Nassiri            Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company

Craig R. Raymond       Senior Vice President & Chief Actuary (1997-present), Vice
                       President & Chief Actuary (1993-1997), Hartford Life and
                       Annuity Insurance Company; Senior Vice President & Chief
                       Actuary (1997-present), Vice President & Chief Actuary
                       (1993-1997), Hartford Life Insurance Company; Senior Vice
                       President & Chief Actuary (1997-present), Actuary
                       (1995-1997), Hart Life Insurance Company; Senior Vice
                       President & Chief Actuary (1998-present), Servus Life
                       Insurance Company

Christine Hayer        Senior Vice President, General Counsel and Corporate
Repasy                 Secretary (2000-present), Director (2000-present), Vice
                       President (1999-2000), Assistant Vice President (1998-1999),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, General Counsel and Corporate Secretary
                       (2000-present), Director (2000-present), Vice President
                       (1999-2000), Assistant Vice President (1998-1999), Hartford
                       Life Insurance Company; Senior Vice President, General
                       Counsel and Corporate Secretary (2000-present), Servus Life
                       Insurance Company; Senior Vice President, General Counsel
                       and Corporate Secretary (2000-present), Hart Life Insurance
                       Company

Martin A. Swanson      Vice President (2001-present), Assistant Vice President
                       (1999-2001), Hartford Life Insurance Company; Vice President
                       (2000-present), Assistant Vice President (1999-2000),
                       Hartford Life and Annuity Insurance Company; Vice President
                       (1997-1998) Paine Webber

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------


NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------
Joe M. Thomson         Senior Vice President (2000-Present), Hartford Life and
                       Annuity Insurance Company; Senior Vice President
                       (2000-Present), Hartford Life Insurance Company; President
                       (1980-present), Planco Financial Services, Inc.

John C. Walters        Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life and Annuity Insurance Company,
                       Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life Insurance Company; Executive
                       Vice President (2000-present), Hart Life Insurance Company;
                       Executive Vice President (2000-present), Servus Life
                       Insurance Company; Wheat First Securities, Inc./First Union
                       Capital Markets Corp., (1984-1999)

David M. Znamierowski  Senior Vice President (1997-present), Chief Investment
                       Officer (1997, 2000-present), Vice President (1995-1997),
                       Director (1997-Present), Hartford Life and Annuity Insurance
                       Company; Senior Vice President (1997-present), Chief
                       Investment Officer (1997, 1999-present), Vice President
                       (1995-1997), Director (1997-present), Hartford Life
                       Insurance Company; Senior Vice President & Chief Investment
                       Officer (1997-present), Director (1997-present), Hart Life
                       Insurance Company; Director (2000-present) Servus Life
                       Insurance Company


Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE was established as a separate account under Connecticut law on October 9, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Investment Divisons.

EXPERTS
--------------------------------------------------------------------------------


INDEPENDENT PUBLIC ACCOUNTANTS -- The audited statutory financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with accounting principles generally accepted in the United States. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by James M. Hedreen, FSA, MAAA, Actuary, for Hartford, and are included in reliance upon his opinion as to their reasonableness.

DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the Certificates and will offer the Policies on a continuous basis. HESCO is an affiliate of Hartford. Both HESCO and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal address of HESCO is the same as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.

The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 20% of the premiums paid. Additionally, expense allowances, service fees and asset-based trail commissions may be paid.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owners or contract owners to purchase, hold or surrender variable insurance products.

The following table shows officers and directors of HESCO:


NAME AND PRINCIPAL
BUSINESS ADDRESS            POSITIONS AND OFFICES
--------------------------------------------------------------------
 David A. Carlson           Vice President
--------------------------------------------------------------------
 Timothy M. Fitch           Senior Vice President and Actuary
--------------------------------------------------------------------
 George R. Jay              Controller
--------------------------------------------------------------------
 Robert A. Kerzner          Executive Vice President, Director
--------------------------------------------------------------------
 Joseph F. Mahoney          Vice President
--------------------------------------------------------------------
 Thomas M. Marra            President, Chief Executive Officer
                            and Chairman of the Board, Director
--------------------------------------------------------------------
 Christine Hayer Repasy     Senior Vice President, General
                            Counsel and Corporate Secretary,
                            Director
--------------------------------------------------------------------
 John C. Walters            Executive Vice President
--------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

SALES LOAD -- The Current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end load is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later.

Front-end sales loads cover the expenses related to the sale and distribution of the Certificates.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) may be reduced for certain sales of the Certificates. To qualify for this reduction, a plan must satisfy certain criteria as to, for example, the expected number of owners and the anticipated Face Amount of all Certificates under the plan. Generally, the sales contacts and effort and administrative costs per Certificate vary based on such factors as the size of the plan, the purpose for which the Certificates are purchased and certain characteristics of the plan's members. From time to time, we may modify on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Certificate Owners invested in ICMG Registered Variable Life Separate Account One.

UNDERWRITING PROCEDURES -- To purchase a Certificate you must submit an enrollment form to us. Within limits, you may choose the initial Premium and the initial Face Amount. Certificates generally will be issued only on the lives of insureds ages 79 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. No change in the terms or conditions of a Certificate will be made without your consent.

The cost of insurance charge is to cover our anticipated mortality costs. We use various underwriting procedures, including medical underwriting procedures, depending on the characteristics of the group to which the Policies are issued. The current cost of insurance rates for standard risks may be equal to or less than the 1980 Commissioners Standard Ordinary Mortality Table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the Insured's risk class. The use of simplified underwriting and guaranteed issue procedures may result in the cost of insurance charges being higher for some individuals than if medical underwriting procedures were used.

Cost of insurance rates are based on the age, sex (except where unisex rates apply), and rate class of the Insured and group mortality characteristics and the particular characteristics (such as the rate class structure) under the Policy that are agreed to by Hartford and the employer. The actual monthly cost of insurance rates will be based on our expectations as to future experience. We will determine the cost of insurance rate at the start of each Coverage Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.

The rate class of an Insured affects the cost of insurance rate. Hartford and the employer will agree to the number of classes and characteristics of each class. The classes may vary by smokers and nonsmokers, active and retired status, preferred and standard and/or any other nondiscriminatory classes agreed to by the employer. Where smoker and non-smoker divisions are provided, an Insured who is in the nonsmoker division of a rate class will have a lower cost of insurance than an Insured in the smoker division of the same rate class, even if each Insured has an identical Certificate.

Because the Cash Value and the Death Benefit Amount under a Certificate may vary from month to month, the cost of insurance charge may also vary on each Processing Date.

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------

INCREASES IN FACE AMOUNT -- At any time after purchasing a Certificate, You may request In Writing to change the Face Amount. In most cases, the minimum Face Amount of the Certificate is $50,000.

All requests to increase the Face Amount must be applied for on a new enrollment form. All requests will be subject to evidence of insurability satisfactory to Us and subject to Our rules then in effect. Any increase approved by Us will be effective on the Processing Date following the date We approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will reflect a charge for the increase. We reserve the right to limit the number of increases made under the Certificate to not more than one in any 12 month period.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES
AND CASH SURRENDER VALUES

The following tables illustrate how the death benefit, Cash Value and Cash Surrender Value of a Policy may change with the investment experience of the Separate Account. They show how the death benefit, Cash Value and Cash Surrender Value of a Certificate issued to an Insured of a given age would vary over time if the investment return on the assets held in each Portfolio were a uniform, gross annual rate of 0%, 6% and 12%. The death benefit, Cash Value and Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual Coverage Years. They assume that no Loans are made and that no partial withdrawals have been made. The tables are also based on the assumption that the owner has not requested an increase or decrease in the Face Amount and that no transfers have been made in any Coverage Years.

The tables illustrate a Certificate issued to a Male Insured, Age 45 in the Medical Non-Smoker Class with an Initial Face Amount of $250,000. The death benefit, Cash Value and Cash Surrender Value would be lower if the Insured was a smoker or in a special class since the cost of insurance charges would increase.


The tables reflect the fact that the net return on the assets held in the Investment Divisions is lower than the gross after-tax return of the Portfolios. This is because these tables assume an investment management fee and other estimated Portfolio expenses totaling 1.07%. The 1.07% figure is based on an average of the current management fees and expenses of the available Portfolios. Actual fees and expenses of the Portfolios associated with a Certificate may be more or less than 1.07%, will vary from year to year, and will depend on how the Cash Value is allocated.


As their headings indicate, the tables reflect the deductions of current contractual charges and guaranteed contractual charges for a single gross interest rate. These charges include the front-end sales load, the daily charge to the Separate Account for assuming mortality and expense risks, and the monthly administrative expense and cost of insurance charges. All tables assume a charge of 2.00% for taxes attributable to premiums, a 1.25% charge for the federal DAC tax and reflect the fact that no charges against the Separate Account are currently made for federal, state or local taxes attributable to the Policy or Certificate.

Each table also shows the amount to which the premiums would accumulate if an amount equal to those premiums were invested to earn interest, after taxes, at 5% compounded annually.

Upon request, Hartford will furnish a comparable illustration based on a proposed Certificate's specific circumstances.

STATEMENT OF ADDITIONAL INFORMATION                                            9

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-1.07% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1           14,807       12,327      12,327    250,000     11,006      11,006    250,000
     2           30,355       24,396      24,396    250,000     21,821      21,821    250,000
     3           46,680       36,248      36,248    250,000     32,450      32,450    250,000
     4           63,821       47,907      47,907    250,000     42,898      42,898    250,000
     5           81,819       59,390      59,390    250,000     53,166      53,166    250,000
     6          100,717       70,698      70,698    250,000     63,259      63,259    250,000
     7          120,560       81,843      81,843    250,000     73,173      73,173    250,000
     8          126,588       80,293      80,293    250,000     70,613      70,613    250,000
     9          132,917       78,732      78,732    250,000     67,932      67,932    250,000
    10          139,563       77,154      77,154    250,000     65,111      65,111    250,000
    11          146,541       75,615      75,615    250,000     62,132      62,132    250,000
    12          153,868       74,028      74,028    250,000     58,976      58,976    250,000
    13          161,561       72,385      72,385    250,000     55,629      55,629    250,000
    14          169,639       70,681      70,681    250,000     52,071      52,071    250,000
    15          178,121       68,913      68,913    250,000     48,276      48,276    250,000
    16          187,027       66,898      66,898    250,000     44,210      44,210    250,000
    17          196,378       64,766      64,766    250,000     39,827      39,827    250,000
    18          206,197       62,523      62,523    250,000     35,073      35,073    250,000
    19          216,507       60,146      60,146    250,000     29,881      29,881    250,000
    20          227,332       57,617      57,617    250,000     24,178      24,178    250,000
    25          290,140       42,661      42,661    250,000          0           0          0
    30          370,300       22,332      22,332    250,000          0           0          0
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (4.93% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1           14,807       13,080      13,080    250,000     11,708      11,708    250,000
     2           30,355       26,672      26,672    250,000     23,921      23,921    250,000
     3           46,680       40,839      40,839    250,000     36,666      36,666    250,000
     4           63,821       55,631      55,631    250,000     49,977      49,977    250,000
     5           81,819       71,094      71,094    250,000     63,885      63,885    250,000
     6          100,717       87,258      87,258    250,000     78,430      78,430    250,000
     7          120,560      104,170     104,170    250,000     93,646      93,646    250,000
     8          126,588      108,571     108,571    250,000     96,533      96,533    250,000
     9          132,917      113,156     113,156    250,000     99,459      99,459    250,000
    10          139,563      117,930     117,930    252,570    102,413     102,413    250,000
    11          146,541      123,004     123,004    256,259    105,395     105,395    250,000
    12          153,868      128,268     128,268    260,087    108,398     108,398    250,000
    13          161,561      133,728     133,728    264,023    111,426     111,426    250,000
    14          169,639      139,391     139,391    268,070    114,474     114,474    250,000
    15          178,121      145,266     145,266    272,234    117,541     117,541    250,000
    16          187,027      151,392     151,392    276,576    120,617     120,617    250,000
    17          196,378      157,736     157,736    281,048    123,691     123,691    250,000
    18          206,197      164,318     164,318    285,683    126,746     126,746    250,000
    19          216,507      171,140     171,140    290,495    129,764     129,764    250,000
    20          227,332      178,207     178,207    295,498    132,727     132,727    250,000
    25          290,140      217,885     217,885    324,095    146,264     146,264    250,000
    30          370,300      266,104     266,104    360,193    155,192     155,192    250,000
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (10.93% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1           14,807        13,833     13,833     250,000    12,411      12,411     250,000
     2           30,355        29,038     29,038     250,000    26,106      26,106     250,000
     3           46,680        45,803     45,803     250,000    41,230      41,230     250,000
     4           63,821        64,319     64,319     250,000    57,951      57,951     250,000
     5           81,819        84,789     84,789     250,000    76,454      76,454     250,000
     6          100,717       107,424    107,424     256,804    96,951      96,951     250,000
     7          120,560       132,380    132,380     307,346   119,524     119,524     277,666
     8          126,588       145,896    145,896     329,085   130,637     130,637     294,854
     9          132,917       160,784    160,784     352,491   142,737     142,737     313,132
    10          139,563       177,177    177,177     377,705   155,897     155,897     332,569
    11          146,541       195,401    195,401     405,206   170,206     170,206     353,236
    12          153,868       215,456    215,456     434,856   185,755     185,755     375,213
    13          161,561       237,517    237,517     466,770   202,652     202,652     398,580
    14          169,639       261,783    261,783     501,123   221,010     221,010     423,425
    15          178,121       288,476    288,476     538,116   240,949     240,949     449,841
    16          187,027       317,898    317,898     578,079   262,590     262,590     477,928
    17          196,378       350,231    350,231     621,144   286,059     286,059     507,790
    18          206,197       385,789    385,789     667,632   311,483     311,483     539,538
    19          216,507       424,871    424,871     717,848   338,992     338,992     573,294
    20          227,332       467,811    467,811     772,127   368,727     368,727     609,183

    25          290,140       756,071    756,071   1,119,424   557,016     557,016     825,659
    30          370,300     1,220,502   1,220,502  1,644,408   829,981     829,981   1,119,828
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-1.07% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1           14,807       12,321      12,321    262,346     10,953      10,953     261,061
     2           30,355       24,366      24,366    274,415     21,659      21,659     271,787
     3           46,680       36,175      36,175    286,243     32,115      32,115     282,264
     4           63,821       47,767      47,767    297,853     42,318      42,318     292,488
     5           81,819       59,160      59,160    309,262     52,260      52,260     302,452
     6          100,717       70,350      70,350    320,469     61,938      61,938     312,151
     7          120,560       81,348      81,348    331,484     71,332      71,332     321,569
     8          126,588       79,646      79,646    329,782     68,229      68,229     318,476
     9          132,917       77,924      77,924    328,061     64,984      64,984     315,242
    10          139,563       76,174      76,174    326,313     61,572      61,572     311,845
    11          146,541       74,443      74,443    324,581     57,982      57,982     308,270
    12          153,868       72,644      72,644    322,788     54,196      54,196     304,499
    13          161,561       70,766      70,766    320,917     50,205      50,205     300,526
    14          169,639       68,806      68,806    318,964     45,996      45,996     296,335
    15          178,121       66,761      66,761    316,926     41,551      41,551     291,909
    16          187,027       64,343      64,343    314,539     36,840      36,840     287,220
    17          196,378       61,779      61,779    311,987     31,829      31,829     282,234
    18          206,197       59,084      59,084    309,302     26,474      26,474     276,907
    19          216,507       56,231      56,231    306,462     20,723      20,723     271,189
    20          227,332       53,203      53,203    303,449     14,529      14,529     265,031

    25          290,140       35,660      35,660    285,975          0           0           0
    30          370,300       13,121      13,121    263,529          0           0           0
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (4.93% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1           14,807       13,073      13,073    263,036     11,652      11,652    261,704
     2           30,355       26,639      26,639    276,560     23,742      23,742    273,756
     3           46,680       40,756      40,756    290,630     36,281      36,281    286,257
     4           63,821       55,466      55,466    305,289     49,284      49,284    299,221
     5           81,819       70,810      70,810    320,580     62,761      62,761    312,657
     6          100,717       86,812      86,812    336,526     76,724      76,724    326,579
     7          120,560      103,511     103,511    353,165     91,174      91,174    340,988
     8          126,588      107,666     107,666    357,308     93,175      93,175    342,995
     9          132,917      111,965     111,965    361,595     95,074      95,074    344,902
    10          139,563      116,407     116,407    366,024     96,841      96,841    346,681
    11          146,541      121,090     121,090    370,687     98,455      98,455    348,308
    12          153,868      125,898     125,898    375,484     99,888      99,888    349,756
    13          161,561      130,825     130,825    380,401    101,120     101,120    351,005
    14          169,639      135,871     135,871    385,437    102,125     102,125    352,029
    15          178,121      141,039     141,039    390,594    102,871     102,871    352,797
    16          187,027      146,155     146,155    395,714    103,312     103,312    353,265
    17          196,378      151,338     151,338    400,892    103,395     103,395    353,378
    18          206,197      156,605     156,605    406,152    103,055     103,055    353,074
    19          216,507      161,933     161,933    411,474    102,213     102,213    352,274
    20          227,332      167,302     167,302    416,840    100,791     100,791    350,902

    25          290,140      195,041     195,041    444,556     82,273      82,273    332,731
    30          370,300      223,240     223,240    472,758     33,769      33,769    284,885
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (10.93% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1           14,807        13,826     13,826     263,722    12,353      12,353     262,344
     2           30,355        29,002     29,002     278,781    25,910      25,910     275,797
     3           46,680        45,709     45,709     295,353    40,791      40,791     290,562
     4           63,821        64,123     64,123     313,619    57,130      57,130     306,774
     5           81,819        84,441     84,441     333,771    75,068      75,068     324,572
     6          100,717       106,858    106,858     356,005    94,764      94,764     344,116
     7          120,560       131,603    131,603     380,546   116,382     116,382     365,566
     8          126,588       144,891    144,891     393,727   126,426     126,426     375,540
     9          132,917       159,534    159,534     408,252   137,330     137,330     386,369
    10          139,563       175,665    175,665     424,253   149,159     149,159     398,117
    11          146,541       193,605    193,605     442,035   161,994     161,994     410,864
    12          153,868       213,360    213,360     461,631   175,920     175,920     424,695
    13          161,561       235,111    235,111     483,208   191,041     191,041     439,712
    14          169,639       259,066    259,066     506,971   207,465     207,465     456,022
    15          178,121       285,455    285,455     533,148   225,307     225,307     473,741
    16          187,027       314,568    314,568     572,024   244,683     244,683     492,983
    17          196,378       346,562    346,562     614,637   265,713     265,713     513,869
    18          206,197       381,747    381,747     660,637   288,522     288,522     536,522
    19          216,507       420,419    420,419     710,325   313,237     313,237     561,072
    20          227,332       462,908    462,908     764,034   340,004     340,004     587,659

    25          290,140       748,143    748,143   1,107,687   511,150     511,150     757,674
    30          370,300     1,207,701   1,207,701  1,627,160   761,576     761,576   1,027,535
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           15

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-1.07% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1            6,300        5,135       5,135    250,000      3,965       3,965    250,000
     2           12,915       10,103      10,103    250,000      7,802       7,802    250,000
     3           19,861       14,944      14,944    250,000     11,509      11,509    250,000
     4           27,154       19,676      19,676    250,000     15,085      15,085    250,000
     5           34,812       24,315      24,315    250,000     18,523      18,523    250,000
     6           42,853       28,859      28,859    250,000     21,819      21,819    250,000
     7           51,296       33,318      33,318    250,000     24,960      24,960    250,000
     8           60,161       37,813      37,813    250,000     28,051      28,051    250,000
     9           69,469       42,216      42,216    250,000     30,960      30,960    250,000
    10           79,242       46,524      46,524    250,000     33,670      33,670    250,000
    11           89,504       50,768      50,768    250,000     36,174      36,174    250,000
    12          100,279       54,897      54,897    250,000     38,459      38,459    250,000
    13          111,593       58,906      58,906    250,000     40,523      40,523    250,000
    14          123,473       62,796      62,796    250,000     42,355      42,355    250,000
    15          135,947       66,569      66,569    250,000     43,943      43,943    250,000
    16          149,044       70,058      70,058    250,000     45,263      45,263    250,000
    17          162,796       73,405      73,405    250,000     46,288      46,288    250,000
    18          177,236       76,625      76,625    250,000     46,980      46,980    250,000
    19          192,398       79,704      79,704    250,000     47,294      47,294    250,000
    20          208,318       82,635      82,635    250,000     47,186      47,186    250,000

    25          300,684       95,324      95,324    250,000     38,681      38,681    250,000
    30          418,569      104,390     104,390    250,000      8,151       8,151    250,000
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (4.93% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1            6,300        5,452       5,452    250,000      4,240       4,240    250,000
     2           12,915       11,056      11,056    250,000      8,603       8,603    250,000
     3           19,861       16,857      16,857    250,000     13,089      13,089    250,000
     4           27,154       22,884      22,884    250,000     17,705      17,705    250,000
     5           34,812       29,162      29,162    250,000     22,450      22,450    250,000
     6           42,853       35,700      35,700    250,000     27,327      27,327    250,000
     7           51,296       42,520      42,520    250,000     32,329      32,329    250,000
     8           60,161       49,763      49,763    250,000     37,580      37,580    250,000
     9           69,469       57,316      57,316    250,000     42,953      42,953    250,000
    10           79,242       65,190      65,190    250,000     48,444      48,444    250,000
    11           89,504       73,458      73,458    250,000     54,056      54,056    250,000
    12          100,279       82,072      82,072    250,000     59,791      59,791    250,000
    13          111,593       91,048      91,048    250,000     65,659      65,659    250,000
    14          123,473      100,408     100,408    250,000     71,668      71,668    250,000
    15          135,947      110,178     110,178    250,000     77,826      77,826    250,000
    16          149,044      120,359     120,359    250,000     84,133      84,133    250,000
    17          162,796      131,011     131,011    250,000     90,592      90,592    250,000
    18          177,236      142,183     142,183    250,000     97,201      97,201    250,000
    19          192,398      153,829     153,829    261,111    103,958     103,958    250,000
    20          208,318      165,925     165,925    275,132    110,868     110,868    250,000

    25          300,684      234,058     234,058    348,151    148,511     148,511    250,000
    30          418,569      317,070     317,070    429,180    194,170     194,170    263,195
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           17

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (10.93% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1            6,300        5,769       5,769     250,000     4,517       4,517    250,000
     2           12,915       12,046      12,046     250,000     9,438       9,438    250,000
     3           19,861       18,927      18,927     250,000    14,805      14,805    250,000
     4           27,154       26,495      26,495     250,000    20,667      20,667    250,000
     5           34,812       34,840      34,840     250,000    27,073      27,073    250,000
     6           42,853       44,042      44,042     250,000    34,084      34,084    250,000
     7           51,296       54,204      54,204     250,000    41,754      41,754    250,000
     8           60,161       65,565      65,565     250,000    50,288      50,288    250,000
     9           69,469       78,115      78,115     250,000    59,642      59,642    250,000
    10           79,242       91,982      91,982     250,000    69,909      69,909    250,000
    11           89,504      107,405     107,405     250,000    81,200      81,200    250,000
    12          100,279      124,465     124,465     251,209    93,644      93,644    250,000
    13          111,593      143,270     143,270     281,554   107,396     107,396    250,000
    14          123,473      163,967     163,967     313,877   122,635     122,635    250,000
    15          135,947      186,747     186,747     348,352   139,506     139,506    260,452
    16          149,044      211,855     211,855     385,246   157,854     157,854    287,303
    17          162,796      239,464     239,464     424,696   177,781     177,781    315,584
    18          177,236      269,838     269,838     466,971   199,400     199,400    345,393
    19          192,398      303,234     303,234     512,335   222,828     222,828    376,841
    20          208,318      339,942     339,942     561,077   248,190     248,190    410,041

    25          300,684      586,464     586,464     868,307   409,401     409,401    606,851
    30          418,569      983,755     983,755   1,325,434   644,226     644,226    869,204
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-1.07% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1            6,300        5,132       5,132    255,149      3,944       3,944     254,043
     2           12,915       10,091      10,091    260,122      7,740       7,740     257,852
     3           19,861       14,913      14,913    264,956     11,384      11,384     261,508
     4           27,154       19,618      19,618    269,670     14,871      14,871     265,008
     5           34,812       24,220      24,220    274,281     18,193      18,193     268,343
     6           42,853       28,716      28,716    278,786     21,343      21,343     271,508
     7           51,296       33,115      33,115    283,193     24,301      24,301     274,482
     8           60,161       37,537      37,537    287,623     27,172      27,172     277,370
     9           69,469       41,852      41,852    291,947     29,816      29,816     280,033
    10           79,242       46,054      46,054    296,159     32,210      32,210     282,448
    11           89,504       50,168      50,168    300,279     34,344      34,344     284,603
    12          100,279       54,135      54,135    304,259     36,200      36,200     286,482
    13          111,593       57,949      57,949    308,085     37,772      37,772     288,078
    14          123,473       61,605      61,605    311,754     39,048      39,048     289,378
    15          135,947       65,102      65,102    315,264     40,009      40,009     290,366
    16          149,044       68,159      68,159    318,358     40,629      40,629     291,014
    17          162,796       71,006      71,006    321,222     40,874      40,874     291,289
    18          177,236       73,658      73,658    323,891     40,700      40,700     291,151
    19          192,398       76,091      76,091    326,342     40,058      40,058     290,547
    20          208,318       78,288      78,288    328,558     38,901      38,901     289,432

    25          300,684       85,967      85,967    336,331     24,042      24,042     274,835
    30          418,569       87,221      87,221    337,700          0           0           0
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           19

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (4.93% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1            6,300        5,449       5,449    255,439      4,218       4,218    254,297
     2           12,915       11,042      11,042    261,021      8,534       8,534    258,605
     3           19,861       16,822      16,822    266,785     12,945      12,945    263,008
     4           27,154       22,815      22,815    272,760     17,449      17,449    267,504
     5           34,812       29,045      29,045    278,969     22,038      22,038    272,086
     6           42,853       35,516      35,516    285,420     26,708      26,708    276,749
     7           51,296       42,249      42,249    292,130     31,440      31,440    281,476
     8           60,161       49,380      49,380    299,238     36,344      36,344    286,375
     9           69,469       56,791      56,791    306,625     41,279      41,279    291,308
    10           79,242       64,486      64,486    314,296     46,221      46,221    296,249
    11           89,504       72,523      72,523    322,304     51,154      51,154    301,182
    12          100,279       80,841      80,841    330,598     56,057      56,057    306,088
    13          111,593       89,442      89,442    339,175     60,918      60,918    310,953
    14          123,473       98,334      98,334    348,042     65,718      65,718    315,757
    15          135,947      107,526     107,526    357,209     70,431      70,431    320,478
    16          149,044      116,811     116,811    366,485     75,022      75,022    325,079
    17          162,796      126,364     126,364    376,016     79,443      79,443    329,515
    18          177,236      136,212     136,212    385,839     83,639      83,639    333,730
    19          192,398      146,341     146,341    395,944     87,540      87,540    337,657
    20          208,318      156,744     156,744    406,324     91,079      91,079    341,226

    25          300,684      213,541     213,541    462,984    100,981     100,981    351,369
    30          418,569      278,529     278,529    527,831     88,032      88,032    338,946
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (10.93% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1            6,300        5,765       5,765     255,729     4,493       4,493    254,551
     2           12,915       12,032      12,032     261,951     9,363       9,363    259,387
     3           19,861       18,888      18,888     268,756    14,640      14,640    264,629
     4           27,154       26,415      26,415     276,224    20,362      20,362    270,312
     5           34,812       34,696      34,696     284,440    26,564      26,564    276,472
     6           42,853       43,807      43,807     293,479    33,287      33,287    283,149
     7           51,296       53,844      53,844     303,435    40,562      40,562    290,377
     8           60,161       65,036      65,036     314,537    48,563      48,563    298,325
     9           69,469       77,362      77,362     326,763    57,209      57,209    306,915
    10           79,242       90,931      90,931     340,224    66,541      66,541    316,187
    11           89,504      105,952     105,952     355,118    76,616      76,616    326,197
    12          100,279      122,476     122,476     371,511    87,490      87,490    337,001
    13          111,593      140,652     140,652     389,543    99,238      99,238    348,673
    14          123,473      160,651     160,651     409,382   111,932     111,932    361,284
    15          135,947      182,663     182,663     431,219   125,650     125,650    374,913
    16          149,044      206,802     206,802     455,171   140,467     140,467    389,634
    17          162,796      233,368     233,368     481,526   156,457     156,457    405,522
    18          177,236      262,639     262,639     510,560   173,693     173,693    422,649
    19          192,398      294,876     294,876     542,539   192,246     192,246    441,088
    20          208,318      330,382     330,382     577,759   212,201     212,201    460,920

    25          300,684      570,418     570,418     844,551   336,837     336,837    584,796
    30          418,569      957,845     957,845   1,290,525   513,745     513,745    760,705
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly-owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 2001 and 2000, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2001. These financial statements and the schedules referred to below are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, these financial statements were prepared using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which practices differs from accounting principles generally accepted in the United States.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2001. Furthermore, in our opinion, the supplemental data included in Note 2 reconciling income and capital and surplus as shown in the financial statements to income and stockholder's equity as determined in conformity with accounting principles generally accepted in the United States, present fairly, in all material respects, the information shown therein.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, and the results of its operations and the changes in its capital and surplus for each of the three years in the period ended December 31, 2001 in conformity with accounting practices prescribed or permitted by the Insurance Department in the State of Connecticut.

As explained in Note 2 to the financial statements, effective January 1, 2001, the Company changed its method of accounting to that prescribed in the codified National Association of Insurance Commissioners' Statements of Statutory Accounting Principles and related interpretations prescribed by the Insurance Department of the State of Connecticut.

Hartford, Connecticut
January 28, 2002

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                         AS OF DECEMBER 31,
 ------------------------------------------------------------------------------
                                                         2001          2000
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 2,639,950   $ 1,181,509
   Common Stocks                                           16,753        38,064
   Mortgage Loans                                         180,043        34,639
   Real Estate                                             24,614            --
   Policy Loans                                           250,220        80,795
   Cash and Short-Term Investments                        421,764        65,526
   Other Invested Assets                                   39,622         1,150
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS     3,572,966     1,401,683
 ------------------------------------------------------------------------------
   Investment Income Due and Accrued                       48,172        21,605
   Federal Income Taxes Recoverable                       157,532        54,908
   Deferred Tax Asset                                      54,720            --
   Other Assets                                            98,497        71,125
   Separate Account Assets                             41,945,545    45,343,327
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $45,877,432   $46,892,648
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate Reserves for Life and Accident and
    Health Policies                                   $ 4,346,336   $ 2,188,746
   Liability for Deposit Type Contracts                    42,394        21,063
   Policy and Contract Claim Liabilities                   30,507        10,733
   Asset Valuation Reserve                                     --         2,743
   Payable to Affiliates                                   32,072        20,917
   Accrued Expense Allowances and Other Amounts Due
    From Separate Accounts                             (1,485,727)   (1,461,556)
   Remittances and Items Not Allocated                    139,993       120,810
   Other Liabilities                                      155,097       106,602
   Separate Account Liabilities                        41,945,545    45,343,327
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    45,206,217    46,353,385
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common Stock -- 3,000 Shares Authorized, 2,000
    Shares Issued and Outstanding                           2,500         2,500
   Gross Paid-In and Contributed Surplus                  986,883       226,043
   Unassigned Funds                                      (318,168)      310,720
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS       671,215       539,263
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $45,877,432   $46,892,648
 ------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                        FOR THE YEARS ENDED DECEMBER 31,
 ------------------------------------------------------------------------------------------
                                                         2001          2000         1999
 ------------------------------------------------------------------------------------------
 REVENUES
   Premiums and Annuity Considerations                $12,741,782   $  772,847   $  621,789
   Considerations for Supplementary Contracts with
    Life Contingencies                                     33,695           31           --
   Annuity and Other Fund Deposits                             --    4,201,953    2,991,363
   Net Investment Income                                  188,799      107,937      122,322
   Commissions and Expense Allowances on
    Reinsurance Ceded                                      78,607      121,671      379,905
   Reserve Adjustment on Reinsurance Ceded                600,569    1,287,942    1,411,342
   Fee Income                                             817,436      827,674      647,565
   Other Revenues                                           6,435        2,751          842
 ------------------------------------------------------------------------------------------
                                     TOTAL REVENUES    14,467,323    7,322,806    6,175,128
 ------------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and Annuity Benefits                             174,288       57,001       47,372
   Disability and Other Benefits                           11,296        5,827        6,270
   Surrenders and Other Fund Withdrawals                4,142,327    3,567,723    1,250,813
   Commissions                                          1,222,698      490,630      467,338
   Increase in Aggregate Reserves for Life and
    Accident and Health Policies                        2,147,722       57,316       12,481
   Decrease in Liability for Premium and Other
    Deposit Funds                                              --     (403,594)     (47,852)
   General Insurance Expenses                             330,636      253,565      192,196
   Net Transfers to Separate Accounts                   2,613,765    3,218,126    4,160,501
   Modified Coinsurance Adjustment on Reinsurance
    Assumed                                             4,591,861           --           --
   Other Expenses                                          78,503       26,782       35,385
 ------------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    15,313,096    7,273,376    6,124,504
 ------------------------------------------------------------------------------------------
   Net (Loss) Gain from Operations Before Federal
    Income Tax (Benefit) Expense                         (845,773)      49,430       50,624
   Federal Income Tax (Benefit) Expense                  (196,458)      24,549      (10,231)
 ------------------------------------------------------------------------------------------
                    NET (LOSS) GAIN FROM OPERATIONS      (649,315)      24,881       60,855
 ------------------------------------------------------------------------------------------
   Net Realized Capital Losses, after tax                 (10,238)      (2,922)     (36,428)
 ------------------------------------------------------------------------------------------
                                  NET (LOSS) INCOME   $  (659,553)  $   21,959   $   24,427
 ------------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                       FOR THE YEARS ENDED DECEMBER 31,
 ---------------------------------------------------------------------------------------
                                                         2001        2000        1999
 ---------------------------------------------------------------------------------------
 COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000
  SHARES ISSUED AND OUTSTANDING
 ---------------------------------------------------------------------------------------
   Balance, Beginning and End of Year                 $   2,500    $  2,500    $  2,500
 ---------------------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 ---------------------------------------------------------------------------------------
   Beginning of Year                                    226,043     226,043     226,043
   Capital Contribution                                 760,840          --          --
 ---------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR     986,883     226,043     226,043
 ---------------------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, Beginning of Year                           310,720     294,333     247,969

   Net Income                                          (659,553)     21,959      24,427
   Change in Net Unrealized Capital (Losses) Gains
    on Common Stocks and Other Invested Assets          (22,085)     (4,653)      2,258
   Change in Net Deferred Income Tax                    209,019          --          --
   Change in Reserve Valuation Basis                    (11,721)      5,711          --
   Change in Asset Valuation Reserve                      2,743       2,192      16,847
   Change in Non-Admitted Assets                       (154,455)     (3,646)      6,557
   Change in Liability for Reinsurance in
    Unauthorized Companies                                   (2)         --          --
   Cummulative Effect of Changes in Accounting
    Principles                                            7,166          --          --
   Credit on Reinsurance Ceded                               --      (5,176)     (3,725)
 ---------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR    (318,168)    310,720     294,333
 ---------------------------------------------------------------------------------------
 CAPITAL AND SURPLUS,
 ---------------------------------------------------------------------------------------
   End of Year                                        $ 671,215    $539,263    $522,876
 ---------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                           FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------
                                             2001         2000        1999
-----------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations     $12,732,469  $4,969,266  $3,613,217
  Net Investment Income                       166,707     106,844     122,998
  Fee Income                                  817,436     827,674     647,565
  Commissions and Expense Allowances on
   Reinsurance Ceded                          679,177   1,403,553   1,787,523
  Other Income                                 36,949         179      11,800
                                          -----------  ----------  ----------
    Total Income                           14,432,738   7,307,516   6,183,103
                                          -----------  ----------  ----------
  Benefits Paid                             4,289,455   3,628,860   1,303,801
  Federal Income Tax (Recoveries)
   Payments                                   (58,363)     74,791      (8,815)
  Net Transfers to Separate Accounts        2,640,961   3,289,217   4,364,914
  MODCO Adjustment on Reinsurance
   Assumed                                  4,591,861          --          --
  Other Expenses                            1,637,963     789,601     669,525
                                          -----------  ----------  ----------
    Total Benefits and Expenses            13,101,877   7,782,469   6,329,425
-----------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                    OPERATING ACTIVITIES    1,330,861    (474,953)   (146,322)
-----------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                     1,286,296     731,046     753,358
  Common Stocks                                14,354         979         939
  Mortgage Loans                               57,353      33,304      53,704
  Other                                        12,690       1,718       1,490
                                          -----------  ----------  ----------
    Total Investment Proceeds               1,370,693     767,047     809,491
                                          -----------  ----------  ----------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                     2,753,242     454,987     804,947
  Common Stocks                                14,246         484         464
  Mortgage Loans                              203,177       3,881      57,665
  Real Estate                                  25,000          --          --
  Other                                        40,467          --       1,994
                                          -----------  ----------  ----------
    Total Investments Acquired              3,036,132     459,352     865,070
                                          -----------  ----------  ----------
  Net Increase in Policy Loans                169,425      21,366      12,217
-----------------------------------------------------------------------------
         NET CASH (USED FOR) PROVIDED BY
                    INVESTING ACTIVITIES  $(1,834,864) $  286,329  $  (67,796)
-----------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital Contribution                        760,840          --          --
  Net other cash provided (used)               99,401     (13,429)     11,742
-----------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                               FINANCING
            AND MISCELLANEOUS ACTIVITIES      860,241     (13,429)     11,742
-----------------------------------------------------------------------------
  Net increase (decrease) in cash and
   short-term investments                     356,238    (202,053)   (202,376)
  Cash and Short-Term Investments,
   Beginning of Year                           65,526     267,579     469,955
-----------------------------------------------------------------------------
  CASH AND SHORT-TERM INVESTMENTS, END
   OF YEAR                                $   421,764  $   65,526  $  267,579
-----------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 2001
(AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford"). Pursuant to an initial public offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI. On June 27, 2000, The Hartford acquired all of the outstanding common shares of HLI not already owned by The Hartford ("The Hartford Acquisition"). As a result of The Hartford Acquisition, HLI became a direct subsidiary of Hartford Fire Insurance Company.

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance.

Current prescribed statutory accounting practices include the adoption of the NAIC's codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective
January 1, 2001, as well as current state laws and regulations. Permitted statutory accounting practices encompass accounting practices approved by the state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and the liability for deposit type contracts. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

As the result of changes in accounting principles effective January 1, 2001, some of the information presented for 2000 and 1999 is not comparable to the information presented for 2001. The notable items are deposits recorded as revenue in 2000 and 1999, most of which were recorded as premiums and considerations in 2001. At the direction of the Connecticut Insurance Department, a few of the items in the 2000 balance sheet were reclassified for comparability with 2001 without any change in total assets, liabilities or capital and surplus funds.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles ("STAT") and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting;

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value; and

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                   2001              2000              1999
                                                                -----------------------------------------------
GAAP Net Income                                                 $   214,610       $   140,954       $    75,654
Deferral and amortization of policy acquisition costs,
 net                                                               (308,546)         (218,151)         (272,171)
Change in unearned revenue reserve                                   59,132            54,255           (64,915)
Deferred taxes                                                      180,625            27,039            57,833
Separate account expense allowance                                 (110,911)           71,092           214,388
Asset impairments and write-downs                                        --                --           (17,250)
Benefit reserve adjustment                                          (13,199)          (70,248)           11,491
Prepaid reinsurance premium                                          (6,944)           (3,007)           (3,524)
Ceding commission on reinsurance assumed                           (670,507)               --                --
Statutory voluntary reserve                                              --                --            (6,286)
Other, net                                                           (3,813)           20,025            29,207
                                                                -----------------------------------------------
                            STATUTORY NET (LOSS) INCOME         $  (659,553)      $    21,959       $    24,427
                                                                -----------------------------------------------

GAAP Stockholder's Equity                                       $ 1,794,936       $   826,049       $   676,428
Deferred policy acquisition costs                                (3,033,841)       (2,105,975)       (1,887,824)
Unearned revenue reserve                                            229,194           150,220            95,965
Deferred taxes                                                      366,265           181,027           122,105
Separate account expense allowance                                1,521,026         1,469,122         1,398,030
Unrealized (gains) losses on investments                            (31,612)          (13,933)           26,292
Benefit reserve adjustment                                           24,334            16,574            81,111
Asset valuation reserve                                                  --            (2,743)           (4,935)
Interest maintenance reserve                                        (25,448)               --                --
Prepaid reinsurance premium                                         (17,679)          (10,735)           (7,728)
Goodwill                                                           (173,704)               --                --
Statutory voluntary reserve                                              --            (6,286)           (6,286)
Other, net                                                           17,744            35,943            29,718
                                                                -----------------------------------------------
                          STATUTORY CAPITAL AND SURPLUS         $   671,215       $   539,263       $   522,876
                                                                -----------------------------------------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.5% to 8.75% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2001 (including general and separate account liabilities) are as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     2,965         0.0%
At book value, less current surrender charge of 5% or more             1,369,405         3.3%
At market value                                                       38,967,202        93.3%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          40,339,572        96.6%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                          1,187,215         2.8%
Not subject to discretionary withdrawal:                                 251,419         0.6%
                                                                     -----------------------
                                                TOTAL, GROSS          41,778,206       100.0%
Reinsurance ceded                                                             --         0.0%
                                                                     -----------
                                                  TOTAL, NET         $41,778,206       100.0%
                                                                     -----------

INVESTMENTS

Investments in bonds are carried at amortized cost and are amortized using the interest method, in accordance with Statements of Statutory Accounting Principles ("SSAP") No. 26 -- BONDS, EXCLUDING LOANED-BACKED AND STRUCTURED SECURITIES. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Preferred stocks are carried at amortized cost in accordance with NAIC designations. Common stocks are carried at fair value with the current year change in the difference from their cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Policy loans are carried at their outstanding balance, which approximates fair value. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $0 and $2,743 as of December 31, 2001 and 2000, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. The IMR balances as of December 31, 2001 and 2000 were $25,448 and $(3,582), respectively. The 2000 asset balance was reflected as a component of non-admitted assets in Unassigned Funds, in accordance with statutory accounting principles. The net capital gains (losses) captured in the IMR in 2001, 2000 and 1999 were $1,965, $(3,096) and $(1,255), respectively. The amount of expense amortized from the IMR in 2001, 2000, 1999 included in the Company's Statements of Operations, was $3,472, $(495) and $178, respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Connecticut Department of Insurance. Effective January 1, 2001, the State of Connecticut required that insurance companies domiciled in the State of Connecticut prepare their statutory basis financial statements in accordance with the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective January 1, 2001, subject to any deviations prescribed or permitted by the State of Connecticut Insurance Commissioner.

Accounting changes adopted to conform to the provisions of the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date, if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principles, as an adjustment that increased unassigned funds of approximately $7,166.

3. BUSINESS COMBINATIONS:

On April 2, 2001, The Hartford, through Hartford Life, Inc. and its affiliates, acquired the U.S. individual life insurance, annuity and mutual fund businesses of Fortis Inc., ("Fortis") for $1.12 billion in cash. The Hartford effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The purchase of Fortis Advisors, Inc. and Fortis Investors, Inc. was accounted for as a statutory purchase.

4. INVESTMENTS:

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2001           2000           1999
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $148,038       $ 95,980       $113,646
Interest income from policy loans                                    14,160          4,923          3,494
Interest and dividends from other investments                        28,751          8,568          6,371
                                                                   --------------------------------------
Gross investment income                                             190,949        109,471        123,511
Less: investment expenses                                             2,150          1,534          1,189
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $188,799       $107,937       $122,322
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                                     2001           2000           1999
                                                                   --------------------------------------
Gross unrealized capital gains                                     $ 17,132       $  2,401       $    561
Gross unrealized capital losses                                     (17,210)        (3,319)        (6,441)
                                                                   --------------------------------------
Net unrealized capital losses                                           (78)          (918)        (5,880)
Balance, beginning of year                                             (918)        (5,880)        10,072
                                                                   --------------------------------------
    CHANGE IN NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS
                                  AND SHORT-TERM INVESTMENTS       $    840       $  4,962       $(15,952)
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                                     2001           2000           1999
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    120       $    509       $  2,508
Gross unrealized capital losses                                     (22,913)        (2,113)           (24)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                               (22,793)        (1,604)         2,484
Balance, beginning of year                                           (1,604)         2,484            333
                                                                   --------------------------------------
   CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON
                                                      STOCKS       $(21,189)      $ (4,088)      $  2,151
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                     2001           2000           1999
                                                                   --------------------------------------
Bonds and short-term investments                                   $ (7,491)      $ (8,128)      $(37,959)
Common stocks                                                           (13)           217            104
Other invested assets                                                    33             10            172
                                                                   --------------------------------------
Realized capital losses                                              (7,471)        (7,901)       (37,683)
Capital gains tax (benefit)                                             802         (1,883)            --
                                                                   --------------------------------------
Net realized capital losses, after tax                               (8,273)        (6,018)       (37,683)
Less: amounts transferred to IMR                                      1,965         (3,096)        (1,255)
                                                                   --------------------------------------
                      NET REALIZED CAPITAL LOSSES, AFTER TAX       $(10,238)      $ (2,922)      $(36,428)
                                                                   --------------------------------------

Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 2001, 2000 and 1999 resulted in proceeds of $669,820, $740,995, and $1,367,027, respectively, gross realized capital gains of $8,169, $710 and $1,106, respectively, and gross realized capital losses of $6,273, $8,838 and $39,065, respectively, before transfers to the IMR. Sale of common stocks for the years ended
December 31, 2001, 2000 and 1999 resulted in proceeds of $14,354, $979 and $939, gross realized capital gains of $358, $218 and $115, respectively, and gross realized losses of $371, $1 and $11, respectively.

(e) DERIVATIVE INVESTMENTS

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 2001
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  992      $   --        $  --       $   --        $   7        $--      $    7
Other bonds and notes                 1,648           7            7           --           13         --          27
Short-term investments                   59          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 2,699           7            7           --           20         --          34
Other investments                       248          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                   TOTAL INVESTMENT  $2,947      $    7        $   7       $   --        $  20        $--      $   34
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $2,873      $   --        $  66       $   --        $  --        $--      $   66
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  73       $   --        $  20        $--      $  100
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $   2       $   --        $   1        $--      $    3
                                     ----------------------------------------------------------------------------------

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 2000
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  668      $   --        $  --       $   --        $  10        $--      $   10
Other bonds and notes                   513           7            7           --           20         --          34
Short-term investments                   39          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 1,220           7            7           --           30         --          44
Other investments                        40          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $1,260      $    7        $   7       $   --        $  30        $--      $   44
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $1,642      $   --        $  50       $   --        $  --        $--      $   50
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  57       $   --        $  30        $--      $   94
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $   1       $   --        $  --        $--      $    1
                                     ----------------------------------------------------------------------------------

(f) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 2001.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                 December 31, 2001
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $   41,637   $   132     $     --   $   41,769
  --Guaranteed and sponsored -- asset-backed                          270,969        --           --      270,969
States, municipalities and political subdivisions                         398        15           --          413
International governments                                              35,086       880           (4)      35,962
Public utilities                                                      163,678       557         (757)     163,478
All other corporate                                                 1,220,569    15,376       (9,716)   1,226,229
All other corporate -- asset-backed                                   728,058        61       (6,733)     721,386
Short-term investments                                                 58,741        --           --       58,741
Certificates of deposit                                                52,877       111           --       52,988
Parents, subsidiaries and affiliates                                  126,735        --           --      126,735
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $2,698,748   $17,132     $(17,210)  $2,698,670
                                                                   ----------------------------------------------

                                                                                 December 31, 2001
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,162    $  120     $   (211)  $    4,071
Common stock -- affiliated                                             35,384        --      (22,702)      12,682
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,546    $  120     $(22,913)  $   16,753
                                                                   ----------------------------------------------

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $    6,164    $   62     $     (7)  $    6,219
  --Guaranteed and sponsored -- asset-backed                          123,714        --           --      123,714
States, municipalities and political subdivisions                         401         6           --          407
International governments                                               7,289       271           --        7,560
Public utilities                                                       17,797        --           --       17,797
All other corporate                                                   360,599     2,062       (3,312)     359,349
All other corporate -- asset-backed                                   544,620        --           --      544,620
Short-term investments                                                 38,813        --           --       38,813
Certificates of deposit                                                    --        --           --           --
Parents, subsidiaries and affiliates                                  121,420        --           --      121,420
                                                                   ----------------------------------------------
    TOTAL BONDS AND SHORT-TERM INVESTMENTS                         $1,220,817    $2,401     $ (3,319)  $1,219,899
                                                                   ----------------------------------------------

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,284    $  509     $    (61)  $    4,732
Common stock -- affiliated                                             35,384        --       (2,052)      33,332
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,668    $  509     $ (2,113)  $   38,064
                                                                   ----------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2001 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collaterialized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                                  Amortized          Estimated
                                                     Cost            Fair Value
                                                  -----------------------------
MATURITY
One year or less                                  $  325,531         $  325,522
Over one year through five years                   1,220,070          1,220,034
Over five years through ten years                    807,775            807,752
Over ten years                                       345,372            345,362
                                                  -----------------------------
                                           TOTAL  $2,698,748         $2,698,670
                                                  -----------------------------

Bonds with a carrying value of $3,495 were on deposit as of December 31, 2001 with various regulatory authorities as required.

(h) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS (IN MILLIONS):

                                                                2001                 2000
                                                         ----------------------------------------
                                                                   Estimated            Estimated
                                                         Carrying    Fair     Carrying    Fair
                                                          Amount     Value     Amount     Value
                                                         ----------------------------------------
ASSETS
  Bonds and short-term investments                       $ 2,699      2,699     1,221      1,220
  Common stocks                                               17         17        38         38
  Policy loans                                               250        250        81         81
  Mortgage loans                                             180        180        35         35
  Other invested assets                                       64         64         1          1
LIABILITIES
  Deposit funds and other benefits                       $ 2,873    $ 2,089   $ 1,642    $ 1,592
                                                         ----------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stocks and other invested assets approximates those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

5. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) are as follows:

                                                                      December 31,          January 1,
                                                                          2001                 2001
                                                                     -----------------------------------
Total of all deferred tax assets (admitted and non-admitted)            $ 329,950            $ 200,291
Total of all deferred tax liabilities                                   $(114,519)           $(193,879)
Total deferred tax assets non-admitted in accordance with
 SSAP No. 10, INCOME TAXES                                              $(160,711)           $      --
Increase in deferred taxes non-admitted                                 $(160,711)                 N/A
                                                                     -----------------------------------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided for in this account.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                                       2001           2001
                                                                     -----------------------
Current income taxes incurred                                        $(195,656)      $21,260
                                                                     -----------------------

                                                                      STAT/Tax         2001 Tax
Deferred tax assets:                                                 Difference         Effect
                                                                     ---------------------------
Reserves                                                             $ 194,867        $   68,203
Tax Deferred Acquisition Costs ("DAC")                                 551,268           192,943
Accrued deferred compensation                                            8,447             2,957
Capital loss carryforward                                                9,429             3,300
AMT credit utilization                                                 168,098            58,834
Other                                                                   10,608             3,713
                                                                     ---------------------------
                                   TOTAL DEFERRED TAX ASSETS         $ 942,717        $  329,950
                                                                     ---------------------------
                            DEFERRED TAX ASSETS NON-ADMITTED         $(459,176)       $(160,711)
                                                                     ---------------------------

                                                                      STAT/Tax         2001 Tax
Deferred tax liabilities:                                            Difference         Effect
                                                                     ---------------------------
Tax preferred investments                                            $(299,066)       $(104,673)
Deferred and uncollected                                               (19,934)          (6,977)
Other                                                                   (8,197)          (2,869)
                                                                     ---------------------------
                              TOTAL DEFERRED TAX LIABILITIES         $(327,197)       $(114,519)
                                                                     ---------------------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                                 December 31,          January 1,
                                                                     2001                 2001             Change
                                                                ---------------------------------------------------
Reserves                                                           $  68,203            $  23,802         $  44,401
Tax DAC                                                              192,943              160,409            32,534
Accrued deferred compensation                                          2,957                2,048               909
Capital loss carryforward                                              3,300               13,227            (9,927)
AMT credit utilization                                                58,834                   --            58,834
Other                                                                  3,713                  805             2,908
                                                                ---------------------------------------------------
                              TOTAL DEFERRED TAX ASSETS            $ 329,950            $ 200,291         $ 129,659
                                                                ---------------------------------------------------
                       DEFERRED TAX ASSETS NON-ADMITTED            $(160,711)           $      --         $(160,711)
                                                                ---------------------------------------------------

Deferred tax liabilities resulting from book/tax difference:

                                                                 December 31,          January 1,
                                                                     2001                 2001             Change
                                                                ---------------------------------------------------
Bonds                                                              $      --            $  (1,238)        $   1,238
Tax preferred investments                                           (104,673)            (189,568)           84,895
Deferred and uncollected                                              (6,977)              (1,808)           (5,169)
Other                                                                 (2,869)              (1,265)           (1,604)
                                                                ---------------------------------------------------
                         TOTAL DEFERRED TAX LIABILITIES            $(114,519)           $(193,879)        $  79,360
                                                                ---------------------------------------------------

                                                                 December 31,          January 1,
                                                                     2001                 2001             Change
                                                                ---------------------------------------------------
Total deferred tax assets                                          $ 329,950            $ 200,291         $ 129,659
Total deferred tax liabilities                                     $(114,519)           $(193,879)        $  79,360
                                                                ---------------------------------------------------
                                 NET DEFERRED TAX ASSET            $ 215,431            $   6,412         $ 209,019
                                                                ---------------------------------------------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the Federal statutory rate of 35% to the Net (Loss) Gain from Operations Before Federal Income Tax (Benefit) Expense for the following reasons:

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2001               Rate
                                                                     -------------------------------
Tax provision at statutory rate                                         $(299,317)           35.0%
Tax preferred investments                                                 (33,724)            3.9%
Other                                                                         751             0.0%
                                                                     -------------------------------
  Total before SSAP No. 10 implementation                                (332,290)           38.9%
  SSAP No. 10 implementation adjustments                                  (72,385)            8.4%
                                                                     -------------------------------
                                                       TOTAL            $(404,675)           47.3%
                                                                     -------------------------------

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2001               Rate
                                                                     -------------------------------
Federal and foreign income tax incurred                                 $(195,656)           22.9%
Change in net deferred income taxes                                      (209,019)           24.4%
                                                                     -------------------------------
                                TOTAL STATUTORY INCOME TAXES            $(404,675)           47.3%
                                                                     -------------------------------

(e) As of December 31, the Company had an operating loss carry forward of $(718,165). If not utilized, it will expire for tax purposes in 2016.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2001                  $    --
2000                  $21,260
1999                  $    --

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. Please refer to Schedule Y of the Company's most recent Annual Statement for a list of the entities within the consolidated group.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

6. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were excluded from this reinsurance arrangement beginning in the second quarter of 1999 and, as such, the amounts ceded to RGA have declined significantly.

There were no material reinsurance recoverables from reinsurers outstanding as of, and for the years ended, December 31, 2001, 2000 and 1999.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                           Direct     Assumed       Ceded        Net
                                                         -----------------------------------------------
2001
Aggregate Reserves for Life and
  Accident and Health Policies                           $3,085,682  $1,578,470  $  (317,816) $4,346,336
Policy and Contract Claim Liabilities                    $   23,510  $   16,288  $    (9,291) $   30,507
Premium and Annuity Considerations                       $6,890,184  $6,794,425  $  (942,827) $12,741,782
Death, Annuity, Disability and Other Benefits            $  115,649  $   94,069  $   (24,134) $  185,584
Surrenders and Other Fund Withdrawals                    $3,893,425  $  491,474  $  (242,572) $4,142,327

                                                           Direct     Assumed       Ceded        Net
                                                         -----------------------------------------------
2000
Aggregate Reserves for Life and
  Accident and Health Policies                           $  900,216  $       --  $  (256,989) $  643,227
Policy and Contract Claim Liabilities                    $   16,084  $       --  $    (5,351) $   10,733
Premium and Annuity Considerations                       $  839,447  $      986  $   (67,586) $  772,847
Annuity and Other Fund Deposits                          $5,730,269  $       --  $(1,528,316) $4,201,953
Death, Annuity, Disability and Other Benefits            $   77,524  $    1,542  $   (16,238) $   62,828
Surrenders and Other Fund Withdrawals                    $3,684,103  $       --  $  (116,380) $3,567,723

                                                           Direct     Assumed       Ceded        Net
                                                         -----------------------------------------------
1999
Aggregate Reserves for Life and
  Accident and Health Policies                           $  784,502  $       53  $  (192,934) $  591,621
Policy and Contract Claim Liabilities                    $    7,827  $      203  $      (353) $    7,677
Premium and Annuity Considerations                       $  674,219  $    1,261  $   (53,691) $  621,789
Annuity and Other Fund Deposits                          $6,195,917  $       --  $(3,204,554) $2,991,363
Death, Annuity, Disability and Other Benefits            $   65,251  $    1,104  $   (12,713) $   53,642
Surrenders and Other Fund Withdrawals                    $2,541,449  $       --  $(1,290,636) $1,250,813

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation, and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

For additional information, see Notes 5, 6, and 8.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $3,764, $648 and $762 for 2001, 2000 and 1999, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2001, 2000 or 1999.

The assumed rate in the per capita cost of health care (the health care trend rate) was 8% for 2001, decreasing ratably to 5% in the year 2007. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in common stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In addition, The Hartford allocates 0.5% of base salary to the plan for each eligible employee. Matching contributions are used to acquire common stock of The Hartford. The cost to the Company for the above-mentioned plan was approximately $2 million, $2 million and $1 million in 2001, 2000 and 1999, respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. The amount available for dividend in 2002 is approximately $66,872.

10. SEPARATE ACCOUNTS:

The Company maintains separate account assets totaling $41.9 billion and $45.3 billion as of December 31, 2001 and 2000, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $567 million, $622 million and $493 million for the years ended December 31, 2001, 2000 and 1999, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

11. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $289, $1,212 and $523 in 2001, 2000 and 1999, respectively, of which $297, $1,074 and
$318 in 2001, 2000 and 1999, respectively, were estimated to be creditable against premium taxes.

(c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service. The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

12. SEPTEMBER 11 EVENTS:

As a result of the September 11 terrorist attack, the Company recorded a loss amounting to $6.9 million, before taxes and net of reinsurance in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including the cost of additional reinsurance premiums. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates.

                                     PART C

                                OTHER INFORMATION

Item 27. Exhibits

(a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

(b)    Not Applicable.

(c)(1) Principal Underwriting Agreement.(1)

(c)(2) Form of Selling Agreements.(2)

(d) Form of Certificate for Group Flexible Premium Variable Life Insurance Policy.(1)

(e) Form of Enrollment Form for Certificate Issued Under Group Flexible Premium Variable Life Insurance Policies.(1)

(f)    Certificate of Incorporation of Hartford and Bylaws of Hartford.(3)

(g)    Contracts of Reinsurance.(4)

(h)    Form of Participation Agreement.(4)

(i)    Not Applicable.

(j)    Not Applicable.

(k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

(l)    Opinion and Consent of James M. Hedreen, FSA, MAAA.

(m)    Not Applicable.

(n)    (i) Consent of Arthur Andersen LLP, Independent Public Accountants.

(n)    (ii) Assurance Letter.

(o)    No financial statement will be omitted.

(p)    Not Applicable.

(q)    Memorandum describing transfer and redemption procedures.(1)

(r)    Power of Attorney.

(s)    Organizational Chart.(5)

__________________
       (1) Incorporated by reference to Initial Filing to the Registration Statement on Form S-6, File No. 33-61267, dated October 30, 1995.

       (2) Incorporated by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-61267, dated May 21, 1996.

       (3) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-69487, filed on April 9, 2001.

       (4) Incorporated by reference to the Post-Effective Amendment No. 9 to the Registration Statement on Form S-6, File No. 33-63731, dated February 11, 2000.

       (5) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, File No. 333-69485, filed on April 8, 2002.

Item 28.  Directors and Officers.

---------------------------------------------------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
---------------------------------------------------------------------------------------------------------------------
David A. Carlson                             Vice President
---------------------------------------------------------------------------------------------------------------------
Michael B. Cefole                            Vice President
---------------------------------------------------------------------------------------------------------------------
Patrice Kelly-Ellis                          Vice President
---------------------------------------------------------------------------------------------------------------------
Bruce W. Ferris                              Vice President
---------------------------------------------------------------------------------------------------------------------
Timothy M. Fitch                             Vice President and Actuary
---------------------------------------------------------------------------------------------------------------------
Mary Jane B. Fortin                          Vice President & Chief Accounting Officer
---------------------------------------------------------------------------------------------------------------------
David T. Foy                                 Senior Vice President, Chief Financial Officer and Treasurer, Director*
---------------------------------------------------------------------------------------------------------------------
Lois W. Grady                                Senior Vice President
---------------------------------------------------------------------------------------------------------------------
Susan Hess                                   Vice President
---------------------------------------------------------------------------------------------------------------------
Ryan Johnson                                 Vice President
---------------------------------------------------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
---------------------------------------------------------------------------------------------------------------------
Michael D. Keeler                            Vice President
---------------------------------------------------------------------------------------------------------------------
Robert A. Kerzner                            Executive Vice President
---------------------------------------------------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
---------------------------------------------------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
---------------------------------------------------------------------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of the Board, Director*
---------------------------------------------------------------------------------------------------------------------
Gary J. Miller                               Vice President
---------------------------------------------------------------------------------------------------------------------
Tom Nassiri                                  Vice President
---------------------------------------------------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
---------------------------------------------------------------------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and Corporate Secretary,
                                             Director*
---------------------------------------------------------------------------------------------------------------------
Martin A. Swanson                            Vice President
---------------------------------------------------------------------------------------------------------------------
Joe M. Thomson                               Senior Vice President
---------------------------------------------------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
---------------------------------------------------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
---------------------------------------------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*  Denotes Board of Directors

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

         See Item 27(s)

Item 30: Indemnification

Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

(a)  involved a knowing and culpable violation of law by the director;
(b)  enabled the director or an associate to receive an improper personal gain;
(c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
(d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
(e)  created liability under section 33-757 relating to unlawful distributions.

The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

         (a) HESCO acts as principal underwriter for the following investment companies:

             Hartford Life Insurance Company - Separate Account VL I Hartford Life Insurance Company - Separate Account VL II Hartford Life Insurance Company - ICMG Secular Trust Separate Account
             Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A
             Hartford Life and Annuity Insurance Company - Separate
             Account VL I
             Hartford Life and Annuity Insurance Company - Separate
             Account VL II
             Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

         (b) Directors and Officers of HESCO

                                                     POSITIONS AND OFFICES
              NAME                                   WITH UNDERWRITER
              ----                                   ----------------
         David A. Carlson                 Vice President
         Timothy M. Fitch                 Senior Vice President and Actuary
         George R. Jay                    Controller
         Robert A. Kerzner                Executive Vice President, Director
         Joseph F. Mahoney                Vice President
         Thomas M. Marra                  President, Chief Executive Officer
                                          and Chairman of the Board, Director
         Christine Hayer Repasy           Senior Vice President, General Counsel and
                                          Corporate Secretary, Director
         John C. Walters                  Executive Vice President

         Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34. Representation of Reasonableness of Fees

         Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on this 10th day of April, 2002.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERERED VARIABLE LIFE SEPARATE ACCOUNT ONE
(Registrant)

By:  David T. Foy                                    *By: /s/ Marianne O'Doherty
     -----------------------------------------           -----------------------
     David T. Foy, Senior Vice President*                   Marianne O'Doherty
                                                            Attorney-In-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

By:  DAVID T. FOY
     -----------------------------------------
     David T. Foy, Senior Vice President*


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Chief Executive Officer
     and Chairman of the Board, Director*
Christine Hayer Repasy, Senior Vice President,       *By: /s/ Marianne O'Doherty
     General Counsel and Corporate Secretary,            -----------------------
     Director*                                              Marianne O'Doherty
John C. Walters, Executive Vice President, Director*        Attorney-in-Fact
David M. Znamierowski, Senior Vice President &        Date: April 10, 2002
     Chief Investment Officer, Director*

33-63731

                                  EXHIBIT INDEX


1.1 Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

1.2     Opinion and Consent of James M. Hedreen, FSA, MAAA.

1.3(i)  Consent of Arthur Andersen LLP, Independent Public Accounts.

1.3(ii) Assurance Letter.

1.4    Power of Attorney.